-----------------------------------
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                                            hours per response. . . . . . . 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5669
                                   --------------------------------------------
Fifth Third Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                                      43219
-------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:614-470-8000
                                                   ----------------------------

Date of fiscal year end: 07/31/04
                         --------------

Date of reporting period: 01/31/04
                          -------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).








Logo: Fifth Third Funds

MONEY MARKET MUTUAL FUNDS

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2004

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.




This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and
Commentary Section ..................    1
Manager Commentary ..................    3
Schedules of Portfolio
    Investments .....................    4
Notes to Schedules of
    Portfolio Investments ...........   19
Statements of Assets
    and Liabilities .................   20
Statements of Operations ............   22
Statements of Changes
    in Net Assets ...................   24
Notes to Financial Statements .......   28
Financial Highlights ................   32
Supplemental Information ............   38


                                                              OUR MESSAGE TO YOU

Logo: Fifth Third Funds

The returns for the last six months ended January 31, 2004 have been positive for investors. Returns from the major stock indexes over the last six months are firmly in double-digits and returns from the major bond indexes have been in the mid-single digits.

To illustrate:

--------------------------------------------------------------------------------
Bar Chart:
For the Six-Month period ended January 31, 2004

S&P 500(R) Index1       15.22%
S&P MidCap 400 Index2   19.03%
Russell 2000(R) Index3  22.67%
MSCI EAFE(R) Index4     25.35%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The above graph is for illustrative purposes only and is not a representation of the performance of any Fifth Third Fund.
--------------------------------------------------------------------------------


Notice how the typically `riskier' stock styles--small caps and international (as represented by the Russell 2000(R) Index and the MSCI EAFE(R) Index)-- had the best relative returns during this time.

The environment for both stocks and bonds has been exemplary-low interest rates and low inflation mixed with rising GDP growth and corporate profits. The gross domestic product (GDP)5 of the U.S. grew at an annualized rate of 6.2% during the second half of 2003, and corporate profits increased by 28.0% in the fourth quarter of 2003 (as represented by the S&P 500(R) Index). Both of these numbers were well above trend and we believe they may indicate a very strong pace for the economy. This is the type of environment where financial assets have thrived historically. We believe it is also an environment where investors may be rewarded for taking prudent risk.

We would normally expect bond yields to nudge upward in a time when economic growth and corporate profits are moving higher. However, bond yields have stayed at 40-year lows because the core inflation rate is staying at a 40-year low. Bond yields are also staying low because the Federal Reserve Board (the "Fed") continues to indicate that it can "be patient" in raising short-term interest rates from a 48-year low of 1.0%. Low bond yields have allowed the value of bonds and bond funds to move slightly higher over the past six months.

As we move into 2004, we believe the financial markets will be particularly attuned to the Presidential election, the direction of interest rates, and the ability of corporations to grow earnings. Estimates for economic activity in the U.S. generally have been rising over the past several months, and the Fed itself appears to believe that the economy could grow 4.5% to approximately 5.0% in 2004. The Fed also appears to expect inflation to remain very subdued at 1.0% to 1.3%. We see no reason to deviate from this view.

A strong economy combined with low inflation generally provides a positive backdrop for financial assets. However, we believe what worked in the last rebound probably will not work this year. Therefore, our focus is on securities in the higher quality areas ignored in the rally of 2003. We anticipate that fundamentals will be key, and we see further expansion of profits by U.S. companies.

For investors, we believe conditions are positive and attention to the fundamentals is critical.

Thank you for your continued confidence in the Fifth Third Family of Funds.

/s/ Keith Wirtz
Keith Wirtz, CFA
Chief Investment Officer

/s/ John Augustine
John Augustine, CFA
Director of Investment Strategy

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.


Terms and Definitions

1 Standard & Poor's 500(R) Index ("S&P 500(R) Index" ) is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

2 Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index") is comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies found in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The companies which comprise this index have higher price-to-book ratios and higher forecasted growth values.

4 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE)(R) Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

5 The Gross Domestic Product measures the market value of the goods and services produced by labor and property in the United States.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS

On an absolute basis, money market yields gradually declined during the semi-annual period ended January 31, 2004 due to lower reinvestment yields. The reduction in interest rates reflected the Federal Open Market Committee's (FOMC) decision to lower the Federal Funds target rate by 50 basis points (0.50%) in November 2002 and 25 basis points (0.25%) in June 2003. The Funds' duration strategy throughout the period was to generally maintain a slightly longer weighted average maturity versus their respective peer groups. This duration approach helped the Funds' relative performance throughout the period, considering the aforementioned interest rate movements and subsequent maintenance of an accommodative FOMC policy.

The Fifth Third Prime Money Market Fund and the Fifth Third Institutional Money Market Fund maintained their conservative orientation with continued emphasis on high quality security selection. This strategy has continued to provide added comfort to the principal preservation objective.

The taxable Money Market Funds implemented a long duration strategy by targeting a bullet maturity structure aimed at fixed maturities in mid 2004. The Funds also gradually increased their cash positions and maintained a notable exposure in longer dated floating rate securities. These floating rate securities traditionally yield more than cash equivalent securities while hedging against future interest rate increases. This strategy was implemented with the thought that the FOMC would maintain its accommodative stance for the remainder of 2003, but may make some minor upward adjustments in the Federal Funds target rate as early as mid 2004. In hindsight, this bullet strategy provided an excellent yield enhancement but the continued use of floating rate securities was somewhat premature. Furthermore, the additional liquidity proved beneficial, allowing the Funds to readily cope with volatile cash flows during this uncertain economic landscape.

The Fifth Third Michigan Municipal Money Market++ and the Fifth Third Municipal Money Market++ Funds were managed conservatively during the period, with an emphasis on high quality securities. Investors continued to look for higher yields in alternative investments as interest rates settled in at historically low levels. Supply and demand continued to be the dominant factors in determining the yield on short-term tax-exempt securities. Issuance of short-term municipal securities was high in 2003 as municipalities utilized the note market to take advantage of historically low rates to finance budget deficits. Consequently, we took advantage of the seasonal nature of the municipal note market to add positions at relatively higher yields. We also increased the yield of the portfolio by investing in smaller issues. Smaller issues tend to offer higher yields because of the lack of demand from other institutional investors.



MATURITY COMPOSITION AS OF JANUARY 31, 2004

WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------

                                   (DAYS)            (DAYS)
                               (AS OF 7/31/03)   (AS OF 1/31/04)
  Fifth Third Prime
  Money Market Fund                  65                55

  Fifth Third Institutional
  Money Market Fund                  63                63

  Fifth Third Institutional
  Government Money Market Fund       56                56

  Fifth Third Government
  Money Market Fund                  55                58

  Fifth Third U. S. Treasury
  Money Market Fund                  46                51

  Fifth Third Michigan Municipal
  Money Market Fund                  38                39

  Fifth Third Municipal
  Money Market Fund                  38                54

  Portfolio composition is subject to change.



INVESTMENT RISK CONSIDERATIONS


AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

++ The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (3.9%)
BNP Paribas Yankee CD,
   1.03%, 6/23/04 *                               $           25,000   $          24,998
BNP Paribas Yankee CD, 1.39%, 8/5/04                          25,000              25,008
State Street Bank & Trust Co.,
   1.03%, 4/22/04                                             20,000              20,000
                                                                       -----------------

TOTAL CERTIFICATES OF DEPOSIT                                                     70,006
                                                                       -----------------

COMMERCIAL PAPER (5.4%)
Abbey National, 1.13%, 6/21/04 **                             15,000              14,934
Bear Stearns & Co., Inc.,
   1.04%, 4/1/04 **                                           15,000              14,974
BNP Paribas, 1.11%, 6/10/04 **                                14,000              13,944
Deutsche Bank, 1.03%, 4/13/04 **                              15,000              14,969
Northern Trust Corp., 1.03%, 2/5/04 **                        15,000              14,998
Prudential Funding Corp.,
   1.18%, 3/22/04 **                                          20,000              19,968
Purdue University, Indiana
   Research Foundation,
   1.11%, 2/11/04                                              4,500               4,500
                                                                       -----------------

TOTAL COMMERCIAL PAPER                                                            98,287
                                                                       -----------------

CORPORATE BONDS (42.9%)
Abbott Laboratories, 5.13%, 7/1/04                            18,755              19,054
American Express Credit Corp.,
   6.75%, 6/23/04                                             34,000              34,742
Associates Corp., N.A., 5.80%, 4/20/04                        37,517              37,868
Bank of America Corp., 5.75%, 3/1/04                          11,995              12,036
Bank of America Corp., 6.63%, 6/15/04                         19,698              20,089
Bank of New York, 1.05%, 6/17/04 *                            25,000              25,000
Bank One Corp., 5.63%, 2/17/04                                28,710              28,763
Bank One Corp., 1.25%, 6/11/04 *                               5,000               5,001
Bayerische Landesbank, 5.00%, 7/20/04                          5,000               5,088
Bayerische Landesbank, 1.13%, 9/27/04 *                       25,000              25,010
Bear, Stearns & Co. Inc., 7.63%, 2/1/05                        3,000               3,182
Canadian Imperial Bank, 1.06%, 3/10/04 *                      25,000              25,000
Citigroup, Inc., 5.70%, 2/6/04                                 8,202               8,207
Citigroup, Inc., 1.34%, 3/9/04 *                               7,000               7,002
Citigroup, Inc., 5.80%, 3/15/04                                5,465               5,495
Citigroup, Inc., 1.24%, 2/7/05 *                              15,000              15,018
Credit Suisse First Boston,
   1.37%, 6/23/04 *                                           25,000              25,021
Credit Suisse First Boston,
   1.18%, 7/12/04 *                                           25,000              25,011
Credit Suisse First Boston,
   1.09%, 9/7/04 *                                            15,000              15,000
Credit Suisse First Boston,
   1.47%, 2/8/05 *                                            20,000              20,069
Deutsche Bank, 6.75%, 6/24/04                                 10,203              10,421
Deutsche Bank, 1.26%, 7/2/04                                  25,000              25,000
E. I. Du Pont De Nemours,
   6.75%, 10/15/04                                             9,000               9,340
First Union National Bank,
   1.30%, 6/24/04 *                                           25,000              25,021
General Electric Capital Corp.,
   1.32%, 9/15/04 *                                           21,600              21,626


                                    Continued


                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Goldman Sachs Group, Inc.,
   1.57%, 12/1/04 *                               $           10,000   $          10,036
IBM Corp., 1.30%, 9/10/04 *                                   18,525              18,544
International Lease Finance Corp.,
   5.25%, 5/3/04                                               7,525               7,598
International Lease Finance Corp.,
   5.50%, 6/7/04                                              15,975              16,200
International Lease Finance Corp.,
   5.13%, 8/1/04                                               3,500               3,560
International Lease Finance Corp.,
   4.75%, 1/18/05                                             15,000              15,445
Merrill Lynch & Co., 5.70%, 2/6/04                            10,000              10,006
Merrill Lynch & Co., 6.07%, 4/6/04                            20,000              20,166
Merrill Lynch & Co., 5.35%, 6/15/04                           20,000              20,299
Merrill Lynch & Co., 1.15%, 8/11/04 *                         15,000              15,000
Morgan Stanley 1.45%, 2/9/04 *                                36,950              36,951
Morgan Stanley, 1.10%, 3/4/05 *                               15,000              15,000
National City Bank, 1.15%, 3/11/04 *                           7,500               7,501
National City Bank, 1.03%, 4/1/04 *                           15,000              14,999
National City Bank, 1.14%, 10/25/04 *                         20,000              20,009
Northern Trust Co., 6.65%, 11/9/04                             8,960               9,311
Norwest Financial, Inc., 6.00%, 2/1/04                         4,500               4,500
Norwest Financial, Inc., 6.63%, 7/15/04                        7,750               7,940
U.S. Bancorp, 6.88%, 12/1/04                                   6,150               6,422
Wachovia Corp., 6.70%, 6/21/04                                30,190              30,829
Wal-Mart Stores, Inc., 6.55%, 8/10/04                         13,150              13,511
Wells Fargo Co., 6.63%, 7/15/04                               17,945              18,386
                                                                       -----------------

TOTAL CORPORATE BONDS                                                            775,277
                                                                       -----------------

DEMAND NOTES (16.5%)
American Healthcare Funding,
   1.05%, 5/1/27, (LOC: LaSalle Bank) *                        5,705               5,705
Atlas Industries, Inc., 1.15%, 6/1/10,
   (LOC: National City Bank) *                                 5,845               5,845
Beavercreek Enterprises, 1.15%, 3/2/20,
   (LOC: National City Bank) *                                 4,550               4,550
Buckeye Corrugated, Inc., 1.15%,
   10/1/17, (LOC: Key Bank) *                                  6,985               6,985
Capital One Funding Corp., 1.12%,
   10/1/14, (LOC: Bank One) *                                  3,563               3,563
Capital One Funding Corp., 1.12%,
   7/2/18, (LOC: Bank One) *                                   1,014               1,014
Capital One Funding Corp., 1.12%,
   10/1/21, (LOC: Bank One) *                                  1,400               1,400
Capital One Funding Corp., 1.12%,
   1/4/27, (LOC: Bank One) *                                   9,581               9,581
Central Michigan Inns, 1.18%, 4/1/30,
   (LOC: Michigan National Bank) *                             2,165               2,165
Cornerstone Funding Corp.,
   1.17%, 12/1/11, (LOC: SunTrust) *                           8,745               8,745
Cornerstone Funding Corp.,
   1.17%, 4/1/20, (LOC: SunTrust) *                            5,000               5,000


                                    Continued

                                        4


                                                                 PRIME MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Cornerstone Funding Corp.,
   1.17%, 9/1/25, (LOC: SunTrust) *               $            5,750   $           5,750
Germain Properties, 1.12%, 3/1/31,
   (LOC: Bank One) *                                          40,655              40,655
GTB Properties LLC, 1.30%, 7/1/23,
   (LOC: National Australia Bank) *                            5,040               5,040
Hannahville Indian Community, 1.12%,
   6/1/13, (LOC: National City Bank) *                         7,410               7,410
Harry W. Albright, Jr., 1.23%, 5/1/21,
   (LOC: National Australia Bank) *                            5,725               5,725
HWP Co., Ltd. Project, 1.15%, 12/3/18,
    (LOC: National City Bank) *                                4,830               4,830
Idaho Associates LLC, 1.12%, 4/1/27,
   (LOC: ABN / AMRO) *                                         6,250               6,250
Jackson 2000, 1.15%, 6/1/49,
   (LOC: KeyBank) *                                            9,555               9,555
Kahala Senior Living Community,
   1.15%, 11/15/33, (LOC: LaSalle
   Bank) *                                                    30,000              30,000
Landmark Medical LLC, 1.16%, 1/1/21,
   (LOC: Bank One) *                                           9,180               9,180
Lexington Financial Services, 1.20%,
   2/1/26, (LOC: LaSalle Bank) *                               9,400               9,400
MARK-LYNN Foods, Inc., 1.15%,
   6/1/11, (LOC: Bank of America) *                            6,000               6,000
MBE Investment Co., 1.15%, 3/1/50,
   (LOC: National Australia Bank) *                            5,000               5,000
Mr. K Enterprises, 1.30%, 9/1/16,
   (LOC: National Australia Bank) *                            6,875               6,875
Northside Christian Church,
   1.16%, 4/1/30, (LOC: Bank One) *                            7,220               7,220
PCI Paper Conversions, Inc.,
   1.15%, 4/1/10, (LOC: KeyBank) *                             2,850               2,850
Pittsburgh Technical Institute,
   1.15%, 10/1/15, (LOC: National
   City Bank) *                                               11,915              11,915
PRD Finance LLC, 1.12%, 4/1/27,
   (LOC: National City Bank) *                                 8,260               8,260
Precision Tool and Die, 1.15%, 3/1/10,
   (LOC: National City Bank) *                                 3,983               3,983
Royal Town Center LLC Project,
   1.15%, 10/1/47, (LOC: Commerica
   Bank) *                                                     5,095               5,095
SDB Private Residence, 1.05%, 3/1/28,
   (LOC: U.S. Bank) *                                         16,035              16,035
Second & Main, Ltd., 1.15%, 8/1/11,
   (LOC: National City) *                                      2,660               2,660
Secor Realty, Inc., 1.15%, 4/1/20,
   (LOC: National City Bank) *                                10,265              10,265
SGS Tool Co., 1.15%, 12/1/12, (LOC:
   Bank One) *                                                 7,625               7,625
Sharonville Realty Enterprises, 1.16%,
   4/1/20, (LOC: Bank One) *                                  10,710              10,710
Texas Disposal Systems, 1.15%, 5/1/12,
   (LOC: Bank of America) *                                    1,700               1,700


                                    Continued


                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Zeigler Realty LLC, 1.23%, 9/1/26,
   (LOC: National City Bank) *                    $            3,025   $           3,025
                                                                       -----------------

TOTAL DEMAND NOTES                                                               297,566
                                                                       -----------------

MUNICIPAL BONDS (13.0%)
CALIFORNIA (4.2%)
Riverside County, 1.17%, 11/1/20 *                             7,400               7,400
Sacramento County, 1.16%, 7/1/20 *                            17,490              17,490
Sacramento County, 1.16%, 7/1/22 *                            32,430              32,430
San Jose Redevelopment Agency
   Revenue, Merged Area, Series G,
   1.10%, 8/1/29 *                                            19,000              19,000
                                                                       -----------------
                                                                                  76,320
                                                                       -----------------

GEORGIA (1.1%)
Brooks County Development Authority,
   Industrial Development Revenue,
   Langboard Inc. Project,
   1.10%, 4/1/18 *                                            10,000              10,000
Columbus Development Authority,
   Industrial Revenue, Litho-Krome
   Project, 1.13%, 8/1/22 *                                   10,125              10,125
                                                                       -----------------
                                                                                  20,125
                                                                       -----------------

ILLINOIS (0.8%)
Chicago, Series B, 1.15%, 1/1/19 *                            13,730              13,730
                                                                       -----------------

INDIANA (1.8%)
Ball State University, 1.05%, 9/1/31 *                         7,000               7,000
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 1.15%, 8/1/25 *                                  24,775              24,775
                                                                       -----------------
                                                                                  31,775
                                                                       -----------------

IOWA (0.6%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   1.16%, 9/1/21 *                                             9,980               9,980
                                                                       -----------------

KANSAS (0.4%)
Park City Industrial Revenue, Hayes
   Co., Inc., 1.05%, 9/15/16 *                                 7,500               7,500
                                                                       -----------------

MICHIGAN (0.3%)
Hospital Association Financial Corp.,
   1.20%, 11/1/30 *                                            4,605               4,605
                                                                       -----------------

NEBRASKA (0.7%)
Omaha Special Obligation, Riverfront
   Redevelopment, 1.20%, 2/1/26 *                             11,765              11,765
                                                                       -----------------

NEW YORK (0.4%)
Housing Finance Agency,
   1.09%, 6/1/33 *                                             7,800               7,800
                                                                       -----------------

NORTH CAROLINA (1.1%)
Roman Catholic Diocese, Series A,
   1.15%, 6/1/18 *                                            19,705              19,705
                                                                       -----------------


                                    Continued

                                        5


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
NORTH DAKOTA (0.4%)
Ward County Health Care Facilities
   Revenue, 1.05%, 7/1/31 *                       $            7,400   $           7,400
                                                                       -----------------

OHIO (0.2%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   1.15%, 6/1/31 *                                             4,500               4,500
                                                                       -----------------

TENNESSEE (0.5%)
Jackson Energy Authority,
   1.15%, 10/1/25 *                                            8,450               8,450
                                                                       -----------------

VIRGINIA (0.3%)
Norfolk Redevelopment and Housing
   Authority Revenue, 1.15%, 8/1/13 *                          5,785               5,785
                                                                       -----------------

WASHINGTON (0.2%)
Housing Finance Community,
   Multifamily Revenue, Monticello
   Park Project, 1.11%, 8/1/26 *                               4,020               4,020
                                                                       -----------------

TOTAL MUNICIPAL BONDS                                                            233,460
                                                                       -----------------

U.S. GOVERNMENT AGENCIES (4.4%)
FANNIE MAE (0.8%)
3.50%, 9/15/04                                                15,000              15,193
                                                                       -----------------

FEDERAL HOME LOAN BANK (3.3%)
5.25%, 2/13/04                                                 9,750               9,763
3.75%, 4/15/04                                                10,000              10,051
1.01%, 7/20/04                                                15,000              14,984
1.60%, 12/30/04                                               15,000              15,000
1.51%, 2/2/05                                                 10,000              10,000
                                                                       -----------------
                                                                                  59,798
                                                                       -----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.3%)
3.50%, 4/19/04                                                 5,000               5,026
                                                                       -----------------

TOTAL U.S. GOVERNMENT AGENCIES                                                    80,017
                                                                       -----------------


                                    Continued




                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (11.0%)
State Street, 0.96%, 2/2/04
   (Proceeds at maturity $16,896.
   Collateralized by a U.S.
   Government Agency security)                    $           16,895   $          16,895
UBS Investment Bank, 1.02%, 2/2/04
   (Proceeds at maturity $182,015.
   Collateralized by various U.S.
   Government Agency securities)                             182,000             182,000
                                                                       -----------------

TOTAL REPURCHASE AGREEMENTS                                                      198,895
                                                                       -----------------

MONEY MARKETS (2.7%)
AIM Funds Liquid Assets Portfolio -
   Institutional Class                                    45,657,700              45,658
Goldman Sachs Financial Square
   Prime Obligations Fund                                  2,808,002               2,808
                                                                       -----------------

TOTAL MONEY MARKETS                                                               48,466
                                                                       -----------------

TOTAL INVESTMENTS (COST $1,801,974) (a) - 99.8%                                1,801,974

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                       3,251
                                                                       -----------------

NET ASSETS - 100.0%                                                    $       1,805,225
                                                                       =================


                 See notes to schedule of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (6.2%)
BNP Paribas Yankee CD,
   1.03%, 6/23/04 *                               $           10,000   $           9,999
BNP Paribas Yankee CD,
   1.39%, 8/5/04                                              10,000              10,003
Canadian Imperial Bank Yankee CD,
   1.31%, 8/13/04                                              7,000               6,999
Rabobank Nederland Yankee CD,
   1.03%, 3/12/04 *                                           10,000              10,000
Rabobank Nederland Yankee CD,
   1.06%, 4/5/04                                              15,000              14,999
                                                                       -----------------

TOTAL CERTIFICATES OF DEPOSIT                                                     52,000
                                                                       -----------------

COMMERCIAL PAPER (12.1%)
Abbey National, 1.13%, 6/21/04 **                             15,000              14,934
American Express Credit Corp.,
   1.08%, 4/1/04 **                                           10,000               9,982
Barclays U.S. Funding Corp.,
   1.09%, 3/5/04 **                                           10,000               9,990
General Electric Capital Corp.,
   1.12%, 3/3/04 **                                           17,500              17,483
Prudential Funding Corp.,
   1.18%, 3/22/04 **                                           5,000               4,992
Purdue University, Indiana, Research
   Foundation, 1.15%, 5/12/04                                  5,000               5,000
Shell Finance, 1.08%, 3/10/04 **                              11,500              11,487
Societe Generale, 1.09%, 2/6/04 **                            10,000               9,998
South Snohomish Public Facilities
   District, 1.20%, 2/4/04                                     8,600               8,600
UBS Financial, Inc., 1.10%, 2/25/04**                          8,770               8,764
                                                                       -----------------

TOTAL COMMERCIAL PAPER                                                           101,230
                                                                       -----------------

CORPORATE BONDS (31.4%)
American Express Credit Corp.,
   6.75%, 6/23/04                                             13,118              13,400
American Express Credit Corp.,
   1.22%, 12/16/04 *                                          17,095              17,119
Amoco Co., 6.25%, 10/15/04                                     1,565               1,617
Associates Corp., N.A.,
   5.80%, 4/20/04                                              7,815               7,889
Bank of America Corp., 5.75%, 3/1/04                           9,933               9,967
Bank of America Corp.,
   6.63%, 6/15/04                                              4,740               4,834
Bank of New York, 1.05%, 6/17/04 *                            10,500              10,500
Bank One Corp., 1.40%, 3/8/04 *                               18,000              18,003
Bank One Corp., 1.32%, 5/10/04 *                               1,400               1,401
Bayerische Landesbank,
   5.00%, 7/20/04                                              2,100               2,137
Canadian Imperial Bank,
   1.06%, 3/10/04 *                                           10,000              10,000
Chase Manhattan Corp,
   6.75%, 12/1/04                                              3,425               3,576


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Citigroup, Inc., 5.80%, 3/15/04                   $            5,469   $           5,499
Citigroup, Inc., 1.24%, 2/7/05 *                              10,000              10,012
Credit Suisse First Boston,
   1.18%, 7/12/04 *                                            5,000               5,002
Credit Suisse First Boston,
   1.47%, 2/8/05 *                                             5,000               5,017
Deutsche Bank, 1.22%, 2/18/05 *                                2,650               2,652
First Union Corp., 6.95%, 11/1/04                              3,465               3,609
First Union National Bank,
   1.41%, 3/16/04 *                                            7,500               7,503
General Electric Capital Corp.,
   5.38%, 4/23/04                                              9,343               9,430
IBM Corp., 5.63%, 4/12/04                                      3,448               3,476
International Lease Finance Corp.,
   5.50%, 6/7/04                                              12,350              12,514
International Lease Finance Corp.,
   8.15%, 10/1/04                                              4,490               4,683
International Lease Finance Corp.,
   2.39%, 1/13/05 *                                           15,495              15,668
Mellon Funding Corp., 6.00%, 3/1/04                            1,770               1,777
Merrill Lynch & Co., 1.47%, 5/21/04 *                          3,735               3,738
Merrill Lynch & Co., 5.55%, 5/21/04                            3,000               3,036
Merrill Lynch & Co., 5.35%, 6/15/04                            8,951               9,085
Merrill Lynch & Co., 6.75%, 9/24/04                            3,010               3,111
Morgan Stanley Dean Witter,
   1.45%, 2/9/04 *                                             6,020               6,020
National City Bank, 1.18%, 2/23/04 *                          10,000              10,001
National City Bank, 1.14%, 10/25/04 *                         10,000              10,005
Norwest Financial, Inc.,
   6.63%, 7/15/04                                              5,000               5,121
Pepsico Inc., 4.50%, 9/15/04                                   6,250               6,368
Toyota Motor Credit Corp.,
   4.10%, 9/8/04                                               5,000               5,082
U.S. Bancorp, 6.50%, 6/15/04                                   1,895               1,933
U.S. Bancorp, 6.88%, 12/1/04                                   2,200               2,296
U.S. Bank, N.A., 1.29%, 4/13/04 *                              5,000               5,001
Wal-Mart Stores, Inc., 6.55%, 8/10/04                          1,500               1,540
Wells Fargo Financial, 5.45%, 5/3/04                           4,150               4,193
                                                                       -----------------

TOTAL CORPORATE BONDS                                                            263,815
                                                                       -----------------
DEMAND NOTES (7.5%)
Capital One Funding, 1.12%, 8/2/21,
   (LOC: Bank One) *                                           5,221               5,221
Capital One Funding, 1.12%, 4/1/26,
   (LOC: Bank One) *                                          12,404              12,404
Cornerstone Funding Corp., 1.17%,
   11/15/06, (LOC: SunTrust) *                                 4,711               4,711
Cornerstone Funding Corp., 1.17%,
   1/1/34, (LOC: SunTrust) *                                   4,250               4,250
Gulf Gate Apartments, 1.20%, 9/1/28 *                          2,000               2,000
Iowa 80 Group Inc., 1.30%, 6/1/16 *                            5,000               5,000
Jefferson Land Development, 1.20%,
   10/1/16, (LOC: National City Bank) *                        1,060               1,060


                                    Continued

                                        7


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Kahala Senior Living Community,
   1.15%, 11/15/33,
   (LOC: LaSalle Bank) *                          $           10,750   $          10,750
MBE Investment Co., LLC, 1.15%,
   2/1/51, (LOC: Comerica Bank) *                              2,100               2,100
MCMC POB III-Mount Carmel
   Partnership Project, 1.15%, 8/1/14,
   (LOC: National City) *                                      1,970               1,970
New Belgium Brewing Co., 1.30%,
   7/1/15, (LOC: KeyBank) *                                    4,550               4,550
Second & Main, Ltd., 1.15%, 8/1/11,
   (LOC: National City) *                                      4,570               4,570
Vancouver Clinic Building,
   1.10%, 2/1/24 *                                             4,800               4,800
                                                                       -----------------

TOTAL DEMAND NOTES                                                                63,386
                                                                       -----------------
MUNICIPAL BONDS (24.0%)
ARIZONA (0.4%)
Tucson Airport Authority, Inc.,
   1.15%, 12/1/18 *                                            3,635               3,635
                                                                       -----------------

CALIFORNIA (5.2%)
Kern Water Authority Revenue,
   Series B, 1.20%, 7/1/28 *                                   2,100               2,100
Sacramento County, 1.16%, 7/1/20 *                             7,220               7,220
Sacramento County, 1.16%, 7/1/22 *                             5,000               5,000
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B, 1.16%, 7/15/35 *                      2,250               2,250
Saint Michael's Episcopal Day School,
   1.15%, 7/1/28 *                                             3,100               3,100
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   1.16%, 7/1/24 *                                             8,000               8,000
Statewide Community Development
   Authority, Multifamily Revenue,
   Dublin, 1.11%, 12/15/37 *                                   5,010               5,010
Statewide Community Development
   Authority, Multifamily Revenue,
   Fairway Properties,
   1.11%, 12/15/37 *                                           5,550               5,550
Statewide Community Development
   Authority, Multifamily Revenue,
   Palms Apartments,
    1.11%, 5/15/35 *                                           3,145               3,145
Statewide Community Development
   Authority, Multifamily Revenue,
   Series X-T, 1.11%, 10/15/32 *                               1,900               1,900
                                                                       -----------------

                                                                                  43,275
                                                                       -----------------

                                    Continued



                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
COLORADO (0.6%)
Denver City & County Airport
   Revenue, Series D,
   1.05%, 11/15/05 *                              $            3,100   $           3,100
Pueblo Housing Authority
   Purchasing Revenue,
   1.30%, 12/1/18 *                                            2,000               2,000
                                                                       -----------------
                                                                                   5,100
                                                                       -----------------

FLORIDA (0.1%)
Lee County Industrial Development
   Authority Revenue, Suncoast
   Aluminum, Series B, 1.15%, 10/1/22 *                        1,055               1,055
                                                                       -----------------

GEORGIA (2.4%)
Athens-Clarke County Industrial
   Development Authority Revenue,
   Leucadia Inc., Project,
   1.10%, 7/1/07 *                                             3,550               3,550
Atlanta Urban Residential Finance
   Authority, 1.17%, 1/1/23 *                                    700                 700
Augusta Housing Authority
   Multifamily Revenue,
   1.20%, 5/15/33 *                                              500                 500
Municipal Gas Authority,
   1.13%, 2/1/15 *                                            15,530              15,530
                                                                       -----------------
                                                                                  20,280
                                                                       -----------------

ILLINOIS (0.3%)
Evanston, Maple Street Parking Facility,
   1.10%, 12/1/21 *                                            2,400               2,400
                                                                       -----------------

INDIANA (0.6%)
Bond Banking Revenue, 1.41%, 7/15/04                           3,850               3,850
Indianapolis Economic Development
   Multifamily Housing Revenue,
   Series B, 1.20%, 11/1/36 *                                  1,000               1,000
                                                                       -----------------
                                                                                   4,850
                                                                       -----------------

IOWA (0.6%)
Finance Authority Retirement
   Community Revenue, 1.15%, 12/1/20 *                         5,315               5,315
                                                                       -----------------

KENTUCKY (2.9%)
Bardstown Industrial Revenue,
   1.18%, 6/1/24 *                                             7,950               7,950
Boone County Industrial Revenue,
   1.20%, 6/1/23 *                                             5,700               5,700
Property & Buildings Community
   Revenue, Project No. 78,
   1.38%, 10/1/04                                             10,345              10,345
                                                                       -----------------
                                                                                  23,995
                                                                       -----------------

MICHIGAN (2.9%)
Commerce Charter Township
   Downtown Development,
    1.20%, 10/1/18 *                                          13,000              13,000


                                    Continued

                                        8


                                                         INSTITUTIONAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Grand Traverse Band Economic
   Development Corp, 1.15%, 9/1/18 *              $            7,600   $           7,600
Marquette County Economic
   Development Corp., Limited
   Obligation Revenue, Pioneer
   Laboratories, Series B,
   1.30%, 6/1/07 *                                               500                 500
Strategic Fund, Limited Obligation
   Revenue, Carpenter Enterprises,
   1.12%, 10/1/05 *                                              600                 600
Strategic Fund, Limited Obligation
   Revenue, Phipps Emmett
   Associates LLC, 1.30%, 12/1/23 *                              750                 750
Strategic Fund, Limited Obligation
   Revenue, Waterland Battle Creek
   Property, Series B, 1.30%, 6/1/25 *                         1,550               1,550
                                                                       -----------------
                                                                                  24,000
                                                                       -----------------

MINNESOTA (1.5%)
Minneapolis Taxable Pension,
   1.15%, 12/1/13 *                                            7,500               7,500
Plymouth Revenue, Carlson Center
   Project, 1.10%, 4/1/12 *                                    1,595               1,595
St. Paul Port Authority District,
   1.15%, 3/1/22 *                                             3,655               3,655
                                                                       -----------------
                                                                                  12,750
                                                                       -----------------

MISSOURI (0.7%)
Regal Convention & Sports Complex
   Authority, 1.42%, 8/15/04                                   4,115               4,115
St. Louis County, Regal Convention &
   Sports Complex Authority,
   1.42%, 8/15/04                                              2,165               2,165
                                                                       -----------------
                                                                                   6,280
                                                                       -----------------

NEW MEXICO (0.2%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project,
   1.20%, 11/1/22 *                                            2,000               2,000
                                                                       -----------------

NEW YORK (1.5%)
Housing Finance Agency, Service
   Contract Revenue, Series F,
   1.09%, 9/15/07 *                                            7,000               7,000
Suffolk County, 4.00%, 12/1/04                                 5,465               5,572
                                                                       -----------------
                                                                                  12,572
                                                                       -----------------

NORTH CAROLINA (1.0%)
Roman Catholic Diocese, Series A,
   1.15%, 6/1/18 *                                             8,485               8,485
                                                                       -----------------

OHIO (0.8%)
Trumbull County, Eliwood Engineered
   Casting, 1.25%, 12/1/06 *                                   6,500               6,500
                                                                       -----------------

PENNSYLVANIA (0.5%)
Allegheny County, Industrial
   Development Authority Revenue,
   1.15%, 5/1/15 *                                             2,700               2,700


                                   Continued


                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA, CONTINUED
Berks County Industrial Development
   Authority Revenue, 1.22%, 7/1/16 *             $            1,805   $           1,805
                                                                       -----------------
                                                                                   4,505
                                                                       -----------------

TEXAS (0.4%)
Alamo Heights Higher Education
   Facilities Corp., 1.20%, 4/1/07 *                           3,080               3,080
                                                                       -----------------

UTAH (0.5%)
Tooele City Industrial Development
   Revenue, Series A, 1.10%, 10/1/22 *                         4,200               4,200
                                                                       -----------------

WASHINGTON (0.1%)
Housing Finance Community
   Multifamily Revenue, Summer
   Ridge, Series B, 1.15%, 12/1/29 *                             935                 935
                                                                       -----------------

WISCONSIN (0.8%)
Madison Anticipation Notes,
   1.45%, 7/1/04                                               6,000               6,000
Neenah Industrial Development Revenue,
    Galloway Co., 1.16%, 5/1/19 *                                670                 670
                                                                       -----------------
                                                                                   6,670
                                                                       -----------------

TOTAL MUNICIPAL BONDS                                                            201,882
                                                                       -----------------

U.S. GOVERNMENT AGENCIES (4.3%)
FEDERAL HOME LOAN BANK (3.5%)
3.38%, 5/14/04                                                 2,900               2,919
4.88%, 5/14/04                                                 5,000               5,051
1.01%, 7/20/04                                                 5,000               4,995
1.60%, 12/30/04                                               10,000              10,000
1.51%, 2/2/05                                                  6,000               6,000
                                                                       -----------------
                                                                                  28,965
                                                                       -----------------

FREDDIE MAC (0.8%)
3.25%, 11/15/04                                                7,000               7,097
                                                                       -----------------

TOTAL U.S. GOVERNMENT AGENCIES                                                    36,062
                                                                       -----------------

REPURCHASE AGREEMENTS (11.1%)
State Street, 0.96%, 2/2/04
   (Proceeds at maturity $7,981.
   Collateralized by a U.S. Government
   Agency security)                                            7,980               7,980
UBS Investment Bank, 1.02%, 2/2/04
   (Proceeds at maturity $85,007.
   Collateralized by various U.S.
   Government Agency securities)                              85,000              85,000
                                                                       -----------------

TOTAL REPURCHASE AGREEMENTS                                                       92,980
                                                                       -----------------

                                    Continued

                                        9


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES               VALUE
----------------------------------------------------------------------------------------
MONEY MARKETS (3.2%)
AIM Funds Liquid Assets Portfolio
   Institutional Class                                    25,064,369   $          25,065
Goldman Sachs Financial Square
   Prime Obligations Fund                                  1,536,204               1,536
                                                                       -----------------

TOTAL MONEY MARKETS                                                               26,601
                                                                       -----------------

TOTAL INVESTMENTS (COST $837,956) (a) - 99.8%                                    837,956

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                       2,044
                                                                       -----------------

NET ASSETS - 100.0%                                                    $         840,000
                                                                       =================


                 See notes to schedule of portfolio investments
                        and notes to financial statements


                                              INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (80.4%)
FANNIE MAE (21.0%)
1.06%, 2/2/04 **                                  $            8,200   $           8,200
1.07%, 2/11/04 **                                              8,000               7,998
4.75%, 3/15/04                                                 1,929               1,937
1.03%, 3/24/04 **                                              3,900               3,894
1.03%, 4/5/04 **                                               4,900               4,891
3.63%, 4/15/04                                                10,875              10,930
5.63%, 5/14/04                                                 6,898               6,986
3.00%, 6/15/04                                                15,013              15,114
0.99%, 6/17/04 *                                              15,000              14,998
1.31%, 8/6/04 **                                               5,000               4,966
1.00%, 10/7/04 *                                              20,000              19,995
1.40%, 11/9/04                                                 5,000               5,000
                                                                       -----------------
                                                                                 104,909
                                                                       -----------------

FEDERAL FARM CREDIT BANK (11.0%)
1.00%, 2/3/04 *                                               20,000              20,001
1.15%, 4/7/04, **                                             20,000              19,999
1.00%, 2/3/05 *                                               15,000              15,000
                                                                       -----------------
                                                                                  55,000
                                                                       -----------------

FEDERAL HOME LOAN BANK (19.0%)
3.75%, 2/13/04                                                 4,000               4,003
5.40%, 3/1/04                                                  5,000               5,017
5.50%, 3/22/04                                                 2,000               2,011
3.75%, 4/15/04                                                    70                  70
4.88%, 4/16/04                                                 9,625               9,697
4.88%, 5/14/04                                                15,050              15,203
1.14%, 6/2/04 **                                               4,000               3,985
3.78%, 6/15/04                                                 1,990               2,006
4.75%, 6/28/04                                                 3,435               3,485
4.63%, 8/13/04                                                 8,500               8,649
6.25%, 8/13/04                                                 2,650               2,720
1.01%, 9/20/04 *                                              15,000              14,995
0.98%, 12/17/04 *                                             10,000               9,999
1.08%, 1/5/05 *                                               10,000              10,000
1.51%, 2/2/05                                                  3,000               3,000
                                                                       -----------------
                                                                                  94,840
                                                                       -----------------

FREDDIE MAC (20.2%)
1.07%, 2/12/04 **                                             17,180              17,174
1.08%, 2/19/04 **                                              5,000               4,997
6.65%, 3/10/04                                                 4,500               4,526
1.02%, 3/17/04 **                                             10,000               9,987
1.13%, 3/25/04 **                                              8,007               7,994
1.03%, 4/1/04 **                                               4,000               3,993
1.03%, 4/6/04 **                                              10,000               9,981
3.25%, 5/20/04                                                 1,865               1,876
1.11%, 6/16/04 **                                              5,000               4,979
6.51%, 7/1/04                                                  3,000               3,066
1.06%, 7/6/04 **                                               5,000               4,977
1.10%, 7/13/04 **                                              6,900               6,866
3.00%, 7/15/04                                                 9,073               9,144
1.07%, 7/27/04 **                                              5,000               4,974
1.25%, 10/7/04 **                                              3,278               3,250
3.25%, 11/15/04                                                3,000               3,042
                                                                       -----------------
                                                                                 100,826
                                                                       -----------------


                                    Continued

                                       10


INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES, CONTINUED
STUDENT LOAN MARKETING ASSOCIATION (9.2%)
0.99%, 2/19/04 *                                  $           15,000   $          15,000
0.97%, 3/18/04 *                                              15,000              15,000
5.00%, 6/30/04                                                 6,020               6,110
3.38%, 7/15/04                                                10,000              10,093
                                                                       -----------------
                                                                                  46,203
                                                                       -----------------

TOTAL U.S. GOVERNMENT AGENCIES                                                   401,778
                                                                       -----------------

REPURCHASE AGREEMENTS (21.2%)
State Street, 0.96%, 2/2/04
   (Proceeds at maturity $15,697.
   Collateralized by a U.S. Government
   Agency security)                                           15,696              15,696
UBS Investment Bank, 1.02%, 2/2/04
   (Proceeds at maturity $90,008.
   Collateralized by various U.S.
   Government Agency securities)                              90,000              90,000
                                                                       -----------------

TOTAL REPURCHASE AGREEMENTS                                                      105,696
                                                                       -----------------

MONEY MARKETS (1.2%)
AIM Treasury Money Market Fund                             5,923,933               5,924
                                                                       -----------------

TOTAL MONEY MARKETS                                                                5,924
                                                                       -----------------

TOTAL INVESTMENTS (COST $513,398) (a) - 102.8%                                   513,398

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%                                   (13,819)
                                                                       -----------------

NET ASSETS - 100.0%                                                    $         499,579
                                                                       =================


                 See notes to schedule of portfolio investments
                        and notes to financial statements

                                                            GOVERNMENT MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (99.5%)
FEDERAL FARM CREDIT BANK (17.6%)
1.00%, 2/3/04 *                                   $           20,000   $          20,000
1.06%, 2/27/04 **                                              1,700               1,699
1.00%, 4/7/04 *                                               15,810              15,809
1.00%, 4/15/04 *                                              20,000              19,998
1.00%, 2/3/05 *                                               10,000              10,000
                                                                       -----------------
                                                                                  67,506
                                                                       -----------------

FEDERAL HOME LOAN BANK (54.9%)
1.12%, 2/4/04 **                                               4,000               4,000
1.05%, 2/6/04 **                                               5,000               4,999
0.97%, 2/13/04 **                                             10,000               9,997
3.75%, 2/13/04                                                 3,000               3,002
5.40%, 2/24/04                                                 3,000               3,008
1.08%, 2/27/04 **                                              5,000               4,996
1.09%, 3/5/04 **                                               6,000               5,994
1.07%, 3/12/04 **                                              4,000               3,995
5.58%, 3/26/04                                                 5,000               5,033
1.13%, 4/14/04 **                                              3,570               3,562
1.25%, 4/15/04                                                 7,000               7,000
3.75%, 4/15/04                                                 5,000               5,027
4.88%, 4/16/04                                                13,335              13,436
3.65%, 4/19/04                                                 3,000               3,016
3.38%, 5/14/04                                                11,810              11,884
4.88%, 5/14/04                                                 2,000               2,021
1.14%, 6/2/04 **                                               7,000               6,973
1.23%, 6/7/04 **                                               4,636               4,616
0.98%, 6/9/04 *                                               10,000              10,000
3.38%, 6/15/04                                                 9,140               9,211
1.10%, 6/16/04 **                                              5,000               4,979
6.23%, 6/17/04                                                 2,700               2,752
4.75%, 6/28/04                                                 9,020               9,153
1.09%, 6/30/04 **                                             10,000               9,955
1.06%, 7/7/04 **                                               3,950               3,932
1.06%, 7/21/04 **                                              4,700               4,676
4.63%, 8/13/04                                                11,250              11,447
6.25%, 8/13/04                                                 2,000               2,053
1.37%, 9/10/04 **                                              6,750               6,694
4.13%, 11/15/04                                                3,045               3,112
1.00%, 12/17/04 *                                             10,000               9,999
1.60%, 12/30/04                                                1,600               1,600
1.08%, 1/5/05 *                                               15,000              14,999
1.51%, 2/2/05                                                  3,000               3,000
                                                                       -----------------
                                                                                 210,121
                                                                       -----------------

STUDENT LOAN MARKETING ASSOCIATION (27.0%)
0.97%, 3/18/04 *                                              15,000              15,000
3.38%, 7/15/04                                                 5,490               5,541
0.96%, 11/11/11 *                                             83,000              83,000
                                                                       -----------------
                                                                                 103,541
                                                                       -----------------


TOTAL U.S. GOVERNMENT AGENCIES                                                   381,168
                                                                       -----------------

                                    Continued

                                       11


GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES               VALUE
----------------------------------------------------------------------------------------
MONEY MARKETS (2.8%)
Goldman Sachs Financial Square
   Federal Fund                                           10,857,936   $          10,858
                                                                       -----------------

TOTAL MONEY MARKETS                                                               10,858
                                                                       -----------------

TOTAL INVESTMENTS (COST $392,026) (a) - 102.3%                                   392,026

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%                                    (8,970)
                                                                       -----------------

NET ASSETS - 100.0%                                                    $         383,056
                                                                       =================


                 See notes to schedule of portfolio investments
                        and notes to financial statements


                                                         U.S. TREASURY MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
TREASURY BILLS (10.0%) **
1.05%, 2/12/04                                    $           30,000   $          29,990
0.98%, 3/18/04                                                20,000              19,975
1.01%, 4/15/04                                                20,000              19,959
1.01%, 4/29/04                                                20,000              19,951
1.02%, 5/20/04                                                20,000              19,939
0.98%, 6/24/04                                                25,000              24,903
0.99%, 7/1/04                                                 25,000              24,896
0.96%, 7/29/04                                                25,000              24,881
                                                                       -----------------

TOTAL TREASURY BILLS                                                             184,494
                                                                       -----------------

TREASURY NOTES (20.4%)
3.63%, 3/31/04                                                45,000              45,177
3.38%, 4/30/04                                                45,000              45,228
3.25%, 5/31/04                                                15,000              15,103
2.88%, 6/30/04                                                60,000              60,446
6.00%, 8/15/04                                                25,000              25,647
2.13%, 8/31/04                                                40,000              40,214
1.88%, 9/30/04                                                40,000              40,164
5.88%, 11/15/04                                               35,000              36,293
2.00%, 11/30/04                                               45,000              45,256
1.75%, 12/31/04                                               20,000              20,093
                                                                       -----------------

TOTAL TREASURY NOTES                                                             373,621
                                                                       -----------------

REPURCHASE AGREEMENTS (68.5%) (b)
ABN AMRO, 0.97%, 2/2/04                                      140,000             140,000
Bank One, 0.98%, 2/2/04                                      200,000             200,000
Barclays Capital, 0.97%, 2/2/04                              150,000             150,000
Bear, Stearns & Co. Inc., 0.97%, 2/2/04                       85,000              85,000
Credit Suisse First Boston,
   0.97%, 2/2/04                                              85,000              85,000
Deutsche Bank, 0.99%, 2/2/04                                 200,000             200,000
Nesbitt Burns, 0.97%, 2/2/04                                  85,000              85,000
Societe Generale, 0.97%, 2/2/04                               85,000              85,000
State Street, 0.92%, 2/2/04                                   39,891              39,891
UBS Investment Bank, 0.98%, 2/2/04                           188,000             188,000
                                                                       -----------------

TOTAL REPURCHASE AGREEMENTS                                                    1,257,891
                                                                       -----------------

MONEY MARKETS (1.0%)
AIM Treasury Money Market Fund                            17,945,838              17,946
                                                                       -----------------

TOTAL MONEY MARKETS                                                               17,946
                                                                       -----------------

TOTAL INVESTMENTS (COST $1,833,952) (a) - 99.9%                                1,833,952

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                       1,775
                                                                       -----------------

NET ASSETS - 100.0%                                                           $1,835,727
                                                                       =================



                 See notes to schedule of portfolio investments
                        and notes to financial statements

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.0%)
Building Authority, 1.05%, 2/12/04                $           10,000   $          10,000
Modal, GO, 1.05%, 5/4/04                                       2,000               2,000
Modal, Series 2002A, GO,
   1.15%, 11/2/04                                              2,000               2,000
University of Michigan Regents,
   Series D, 1.02%, 2/12/04                                    2,500               2,500
                                                                       -----------------

TOTAL COMMERCIAL PAPER                                                            16,500
                                                                       -----------------
MUNICIPAL BONDS (91.4%)
MICHIGAN (87.1%)
Allen Park Public Schools,
   2.00%, 5/1/04                                               1,575               1,578
Barry County Building Authority,
   GO, 2.00%, 6/1/04                                             175                 176
Bridgeport Spaulding Community
   School District, GO, 3.25%, 5/1/04                            240                 241
Building Authority Revenue, Series I,
   5.25%, 10/15/04                                             1,000               1,029
Charles Stewart Mott Community
   College, GO, 2.00%, 7/1/04                                    535                 537
Chippewa Valley Schools,
   2.00%, 5/1/04                                               3,675               3,683
Clarkston Community Schools,
   2.00%, 5/1/04                                               1,975               1,980
Comprehensive Transportation,
   Series A, 5.00%, 5/15/04                                    1,840               1,861
Comprehensive Transportation,
   Series B, 4.00%, 5/15/04                                      830                 837
Dearborn Municipal Building Authority,
   GO, 6.15%, 6/1/04                                             510                 519
Detroit City School District, Series A,
   GO, 5.00%, 5/1/04                                           1,000               1,010
Detroit Economic Development Corp.,
   0.98%, 3/1/29 *                                               585                 585
Detroit Economic Development Corp.,
   GO, 0.95%, 5/1/09 *                                         3,330               3,330
Detroit Sewage Disposal Revenue,
   Series A, 3.00%, 7/1/04                                     4,000               4,033
Detroit Waterfront Reclamation,
   Series C, 1.10%, 5/1/09 *                                   7,405               7,405
Detroit, GO, 5.00%, 4/1/04                                     1,000               1,006
Detroit, Series A, GO, 4.50%, 4/1/04                             325                 327
Dexter Community Schools,
   3.00%, 5/1/04                                               1,005               1,010
Farmington Hills Economic
   Development Corp., Brookfield
   Building Association,
   1.00%, 11/1/10 *                                              235                 235
Farmington Hills Economic
   Development Corp.,
   Marketing Displays, (AMT),
   1.50%, 3/1/04                                                 830                 830


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Ferndale, 2.00%, 4/1/04                           $            1,310   $           1,312
Flushing Community Schools,
   2.00%, 5/1/04                                                 100                 100
Frankenmuth School District, UTGO,
   5.50%, 5/1/04                                                 250                 253
Fremont Public Schools, 2.50%, 5/1/04                            250                 251
Genesee County, 2.50%, 5/1/04                                    455                 457
Genesee County Economic Development
    Corp., Rawcar Group, (AMT),
   1.09%, 5/1/20 *                                             2,535               2,535
Grand Rapids Building Authority,
   1.20%, 4/1/04                                                 745                 745
Grand Valley State University Revenue,
   Series B, 0.95%, 6/1/27 *                                   3,000               3,000
Holly Area Schools, 2.00%, 5/1/04                                475                 476
Hospital Finance Authority Revenue
   Balmoral, Inc., 1.75%, 8/13/04 *                              555                 555
Housing Development Authority, Ltd.,
   0.98%, 6/1/25 *                                               500                 500
Housing Development Authority, Ltd.,
   1.01%, 1/1/29 *                                             3,900               3,900
Housing Development Authority, Rental
    Housing Revenue, Series B,
   0.94%, 4/1/19 *                                               870                 870
Housing Development Authority,
   Series A, 1.00%, 9/1/35 *                                   3,000               3,000
Housing Development Authority,
   Series A, 0.94%, 4/1/37 *                                   3,500               3,500
Housing Development Authority,
   Series B, 1.22%, 12/1/04                                    1,200               1,200
Jackson Public Schools, GO,
   2.00%, 5/1/04                                               1,950               1,956
Job Development, East Lansing,
   1.12%, 12/1/14 *                                              300                 300
Lake Orion Community School
   District, GO, 6.20%, 5/1/04                                 2,000               2,025
Lake St. Clair, Shores Drainage
   Distribution, GO, Series B,
   1.04%, 10/1/04 *                                            1,665               1,666
Lansing Economic Development Corp.,
   LGH Office Building, (AMT),
   1.40%, 2/15/04 *                                              550                 550
Leelanau County Economic
   Development Corp., American
   Community Mutual Insurance Co.,
   1.40%, 6/15/04 *                                              950                 950
Macomb County Community College,
   4.00%, 5/1/04                                                 465                 468
Marquette County Economic
   Development Corp., Pioneer Labs, Inc.,
   Series A, (AMT), 1.19%, 6/1/12 *                            1,000               1,000
Municipal Bond Authority Revenue,
   Series B-1, 2.00%, 8/20/04                                  5,000               5,027


                                    Continued

                                       13


MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Newaygo Public Schools,
   5.00%, 5/1/04                                  $              250   $             252
Oakland Community College, GO,
   2.00%, 5/1/04                                                 805                 807
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family Ltd., (AMT),
   1.17%, 9/1/12 *                                             2,035               2,035
Oakland County Economic Development
    Corp., North America, (AMT),
   1.15%, 7/1/18 *                                             2,300               2,300
Pontiac General Builders Authority,
   5.00%, 4/1/04                                                 500                 503
Riverview, GO, 1.25%, 11/1/04                                    495                 496
Rochester Hills Economic Development
   Corp., 1.60%, 12/1/04                                          60                  60
St. Clair Shores Economic Development
   Corp., Borman's, Inc., (AMT),
   1.40%, 4/15/04 *                                              505                 505
Sterling Heights Economic Development
   Corp., Sterling Shopping Center,
   0.95%, 12/1/10 *                                              785                 785
Sterling Heights, GO, 3.80%, 10/1/04                             175                 178
Sterling Heights, GO, 4.00%, 10/1/04                             890                 907
Strategic Fund, Automatic Spring,
   (AMT), 1.19%, 9/1/10 *                                      1,550               1,550
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 1.15%, 7/1/12 *                                      1,012               1,012
Strategic Fund, Baron Drawn Steel,
   1.14%, 12/1/06 *                                              400                 400
Strategic Fund, Biewer of Lansing,
   (AMT), 1.15%, 5/1/19 *                                      1,645               1,645
Strategic Fund, Brazing Concepts Co.,
   (AMT), 1.17%, 9/1/18 *                                      2,400               2,400
Strategic Fund, Camac LLC, (AMT),
   1.02%, 8/1/28 *                                               500                 500
Strategic Fund, Cayman Chemical, (AMT),
   1.09%, 6/1/28 *                                             2,525               2,525
Strategic Fund, Donnelly Corp.,
   Series A, (AMT), 1.10%, 3/1/10 *                            2,500               2,500
Strategic Fund, Donnelly Corp.,
   Series B, (AMT), 1.20%, 4/1/04 *                            2,500               2,500
Strategic Fund, E & L Meat Co.,
   (AMT), 1.11%, 3/1/29 *                                      2,375               2,375
Strategic Fund, Emerson Schools,
   1.05%, 7/1/24 *                                             2,660               2,660
Strategic Fund, Enviromental Powder
   Co., (AMT), 1.13%, 7/1/22 *                                   380                 380
Strategic Fund, Fitz-Land LLC, (AMT),
    1.09%, 8/1/25 *                                            2,695               2,695
Strategic Fund, Fleet Engineers Project,
   (AMT), 1.15%, 9/1/09 *                                        800                 800
Strategic Fund, Forest City
   Technologies, (AMT), 1.09%, 9/1/15 *                        2,290               2,290


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Frederick Wolfgang,
   (AMT), 1.13%, 9/1/26 *                         $              845   $             845
Strategic Fund, Glastender, Inc., (AMT),
    1.17%, 9/1/08 *                                              700                 700
Strategic Fund, HP Pelzer Inc.,
   1.17%, 3/1/11 *                                               640                 640
Strategic Fund, I.V.C. Industrial
   Coatings, (AMT), 1.17%, 12/1/12 *                             225                 225
Strategic Fund, Jedco, Inc., (AMT),
   1.13%, 11/1/15 *                                            2,600               2,600
Strategic Fund, John Dekker & Sons,
   (AMT), 1.13%, 1/1/18 *                                        400                 400
Strategic Fund, Joy Properties, LLC,
   1.17%, 5/1/17 *                                               300                 300
Strategic Fund, Kaspari Invetsments
   LLC,  (AMT), 1.17%, 6/1/09 *                                  200                 200
Strategic Fund, Kazoo, Inc., (AMT),
   1.40%, 3/15/04 *                                              325                 325
Strategic Fund, Kundinger, (AMT),
   1.15%, 2/1/29 *                                             1,280               1,280
Strategic Fund, Kurdziel Iron, (AMT),
   1.14%, 5/1/10 *                                               900                 900
Strategic Fund, Limited Obligation
   Revenue, All American
   Property, LLC, (AMT),
   1.17%, 12/1/18 *                                              200                 200
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 1.17%, 9/1/10 *                                        300                 300
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp. (AMT),
   1.17%, 11/1/11 *                                            1,000               1,000
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   1.17%, 8/1/04 *                                               300                 300
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   1.17%, 3/1/11 *                                             2,700               2,700
Strategic Fund, Limited Obligation
   Revenue, Horizon Development Project,
   (AMT), 1.17%, 9/1/21 *                                        800                 800
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   1.11%, 3/1/11 *                                               900                 900
Strategic Fund, Limited Obligation
   Revenue, Motor City Mold, Inc.
   Project, (AMT), 1.09%, 3/1/21 *                             2,955               2,955
Strategic Fund, Limited Obligation
   Revenue, Production Engineering
   Project, (AMT), 1.15%, 6/1/13 *                             2,005               2,005
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 1.15%, 5/1/23 *                                      2,685               2,685


                                    Continued

                                       14

                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, River City Plastics, Inc.,
   (AMT), 1.17%, 3/1/21 *                         $            2,335   $           2,335
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC (AMT),
   1.17%, 12/1/09 *                                              200                 200
Strategic Fund, Limited Obligation
   Revenue, S.K.Y. Sakaiya Corp. Project,
   (AMT), 1.11%, 5/1/10 *                                      1,100               1,100
Strategic Fund, Lowenstein Ventures
   LLC, (AMT), 1.17%, 7/1/12 *                                   980                 980
Strategic Fund, Lutheran
   Homes-Monroe, 1.10%, 9/1/07 *                                 500                 500
Strategic Fund, MacArthur, (AMT),
   1.17%, 6/1/15 *                                             2,300               2,300
Strategic Fund, Maco Steel Inc., (AMT),
    1.13%, 3/1/24 *                                            1,885               1,885
Strategic Fund, Merrill Group, (AMT),
   1.14%, 10/1/22 *                                            1,240               1,240
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 1.17%, 9/1/13 *                             2,900               2,900
Strategic Fund, Nicholas Plastics,
   (AMT), 1.13%, 2/1/27 *                                        800                 800
Strategic Fund, Northern Pure Ice Co.,
   (AMT), 1.19%, 3/1/15 *                                        570                 570
Strategic Fund, Patten Monument,
   (AMT), 1.13%, 11/1/26 *                                       845                 845
Strategic Fund, Phipps Emmett
   Association, (AMT), 1.19%, 12/1/23 *                        2,000               2,000
Strategic Fund, Proto-Techniques,
   (AMT), 1.15%, 12/1/26 *                                     2,700               2,700
Strategic Fund, Protomark Corp.
   Project, (AMT), 1.17%, 8/1/17 *                               500                 500
Strategic Fund, SFI Acquistion, Inc.,
   (AMT), 1.15%, 2/1/28 *                                      1,165               1,165
Strategic Fund, Solid Waste Disposal,
   Grayling Generating, (AMT),
   0.98%, 1/1/14 *                                             3,404               3,404
Strategic Fund, Stegner East
   Investments, LLC Project, (AMT),
   1.15%, 6/1/29 *                                             3,210               3,210
Strategic Fund, Sunrise Windows Ltd.,
   (AMT), 1.15%, 5/1/13 *                                      1,250               1,250
Strategic Fund, Thompson Family
   Holdings, (AMT), 1.14%, 7/1/28 *                            1,000               1,000
Strategic Fund, Trenton Forging Co.,
   (AMT), 1.11%, 6/1/20 *                                      1,505               1,505
Strategic Fund, Trio Tool Co., (AMT),
   1.19%, 7/1/24 *                                             1,325               1,325
Strategic Fund, Ultra Tech Printing Co.,
    (AMT), 1.13%, 8/1/23 *                                     1,275               1,275
Strategic Fund, Waltec American
   Forgings, (AMT), 1.17%, 10/1/09 *                           2,400               2,400


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 1.17%, 9/1/16 *                   $              400   $             400
Strategic Fund, Waterland, (AMT),
   1.39%, 6/1/25 *                                             1,000               1,000
Strategic Fund, Wayne Disposal,
   (AMT), 1.05%, 3/1/05 *                                      2,490               2,490
Strategic Fund, Wright K Technology,
   Inc. (AMT), 1.14%, 5/1/17 *                                   695                 695
Strategic Fund, YMCA Detroit Project,
   1.05%, 5/1/31 *                                             1,000               1,000
Strategic Fund, YMCA Metropolitan
   Detroit Project, 0.98%, 11/1/33 *                           2,000               2,000
Swan Valley Schools, 2.00%, 5/1/04                               585                 586
Troy City Schools, 4.50%, 5/1/04                                 485                 489
Underground Storage Tank Financial
   Assurance, 6.00%, 5/1/04                                      500                 506
University of Michigan Hospital
   Revenue, Series A, 1.00%, 12/1/19 *                         2,000               2,000
University of Michigan, Medical
   Service Plan, Series A-1,
   1.00%, 12/1/21 *                                            2,770               2,770
University of Michigan, Series A-2,
   1.00%, 12/1/24 *                                            1,000               1,000
Walled Lake Consolidated School
   District, 6.00%, 5/1/04                                       500                 506
Warren Capital Improvements,
   2.25%, 6/1/04                                                 100                 100
Warren Consolidated Schools,
   2.00%, 5/1/04                                                 205                 205
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp.,
   (AMT), 1.40%, 3/15/04 *                                       955                 955
Wyandotte City School, 3.00%, 5/1/04                             610                 613
                                                                       -----------------
                                                                                 180,832
                                                                       -----------------

PUERTO RICO (4.3%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories,
   1.30%, 3/1/04 *                                             4,695               4,695
Industrial Medical & Environmental
   Pollution Control, Facilities
   Financing Authority, Merck Co.,
   1.25%, 12/1/04 *                                            4,200               4,200
                                                                       -----------------
                                                                                   8,895
                                                                       -----------------

TOTAL MUNICIPAL BONDS                                                            189,727
                                                                       -----------------

                                    Continued

                                       15


MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES               VALUE
----------------------------------------------------------------------------------------
MONEY MARKETS (0.7%)
AIM Tax Free Money Market Fund                                 8,453   $               8
Dreyfus Tax Exempt Money
   Market Fund                                               334,603                 335
Federated Tax Exempt Money
   Market Fund                                             1,055,975               1,056
Merrill Lynch Institutional Tax
   Exempt Fund                                                30,923                  31
                                                                       -----------------

TOTAL MONEY MARKETS                                                                1,430
                                                                       -----------------

TOTAL INVESTMENTS (COST $207,657) (a) - 100.1%                                   207,657

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                      (113)
                                                                       -----------------

NET ASSETS - 100.0%                                                    $         207,544
                                                                       =================




                 See notes to schedule of portfolio investments
                        and notes to financial statements

                                                             MUNICIPAL MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.4%)
ARIZONA (1.3%)
Mesa, 0.98%, 4/6/04                               $            2,970   $           2,970
                                                                       -----------------

MICHIGAN (1.1%)
University of Michigan Regents,
   Series D, 1.02%, 2/12/04                                    2,500               2,500
                                                                       -----------------

TOTAL COMMERCIAL PAPER                                                             5,470
                                                                       -----------------

MUNICIPAL BONDS (96.9%)
ALASKA (0.2%)
Ketchikan Gateway Boro,
   5.00%, 5/1/04                                                 335                 338
                                                                       -----------------

ARIZONA (1.6%)
Phoenix, Development Authority,
   Valley of the Sun YMCA,
   1.03%, 1/1/31 *                                               600                 600
School Facility Board Revenue,
   5.25%, 7/1/04                                               1,205               1,226
Tucson Street & Highway User
   Revenue, 4.50%, 7/1/04                                      1,645               1,668
                                                                       -----------------
                                                                                   3,494
                                                                       -----------------

ARKANSAS (0.2%)
Harrison School District Number 1,
   3.50%, 6/1/04                                                 260                 262
Lake Hamilton School District,
   3.00%, 4/1/04                                                 160                 160
                                                                       -----------------
                                                                                     422
                                                                       -----------------

COLORADO (7.9%)
Arapahoe County Water and
   Wastewater Authority Revenue,
   Series A, 0.97%, 12/1/33 *                                  1,500               1,499
Colorado Springs, Pikes Peak YMCA,
   1.00%, 11/1/22 *                                              800                 800
Colorado Springs, Revenue, National
   Strength and Condition,
   1.10%, 11/1/22 *                                              670                 670
Commerce City, 1.30%, 12/1/04 *                                2,140               2,140
Denver, Health & Hospital Authority,
   Series B, 1.03%, 12/1/31 *                                  2,615               2,615
Durango, Revenue, Health and Human
   Services, 1.10%, 12/15/14 *                                   805                 805
Holland Creek, 0.95%, 6/1/41 *                                 4,000               4,000
Pinery West Metropolitan District
   No.2, 1.20%, 11/1/04 *                                      3,200               3,200
Smith Creek Metropolitian District,
   0.95%, 10/1/35 *                                            1,160               1,160
Thornton Sales & Use Tax Revenue,
   4.00%, 9/1/04                                                 520                 529
                                                                       -----------------
                                                                                  17,418
                                                                       -----------------


                                    Continued

                                       16


                                                             MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
FLORIDA (0.7%)
University of Florida, Research
   Foundation Inc., Capital
   Improvements Revenue,
   0.99%, 9/1/33 *                                $            1,500   $           1,500
                                                                       -----------------

ILLINOIS (14.6%)
Development Finance Authority,
   4.50%, 9/1/04                                                 750                 765
Development Finance Authority,
   0.99%, 10/1/08 *                                              600                 600
Development Finance Authority,
   1.00%, 4/1/32 *                                             2,000               2,000
Development Finance Authority,
   WTVP Channel 47, Series A
   Lake County Family YMCA,
   1.00%, 9/1/22 *                                             3,650               3,650
Educational Facilities Authority,
   Field Museum of Natural History,
   0.95%, 11/1/25 *                                            4,900               4,900
Educational Facilities Authority,
   Lake County Family YMCA,
   0.95%, 11/1/30 *                                            2,900               2,900
Galesburg, Knox College,
   0.95%, 7/1/24 *                                             2,400               2,400
Health Facilities Authority,
   0.95%, 1/1/16 *                                             3,000               3,000
Hopedale, Industrial Development,
   Hopedale Medical Foundation,
   0.98%, 5/1/09 *                                               940                 940
Kane County, 4.50%, 1/1/05                                       150                 155
Lake Villa, Allendale Association,
   1.01%, 10/1/26 *                                            5,020               5,020
Peoria, Peoria Academy,
   1.10%, 9/1/26 *                                             4,500               4,500
Springfield Community Improvement,
   1.00%, 12/1/25 *                                            1,000               1,000
Winnebago County Health Care Facility
   Revenue, Crusader Clinic, 0.98%, 1/1/17 *                     450                 450
                                                                       -----------------
                                                                                  32,280
                                                                       -----------------

INDIANA (16.1%)
Bond Banking Revenue, Advance
   Progam Notes, Series A,
   2.00%, 1/25/05                                              5,000               5,044
Bond Banking Revenue, Series A,
   1.25%, 4/15/04                                              2,000               2,001
Crawfordsville, Economic Development,
   Autumn Woods Apartments, Series A,
   0.98%, 1/1/30 *                                             3,410               3,410
Development Financial Authority,
   Mental Health, 1.10%, 12/1/22 *                             4,000               4,000
Development Financial Authority,
   Regional Council of Carpenters,
   1.06%, 9/1/31 *                                             1,450               1,450


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Educational Facilities Authority
   Revenue, Indiana Wesleyan University,
   Series A, 1.00%, 6/1/28 *                      $            1,500   $           1,500
Greenfield, Economic Development,
   1.23%, 9/1/05 *                                               320                 320
Health Facilities Authority,
   0.95%, 1/1/20 *                                             3,500               3,500
Healthcare Facitities Revenue, Southern,
   Indiana Rehabilitation Hospital,
   1.10%, 4/1/20 *                                             1,825               1,825
Indianapolis, State Development
   Finance Authority, Lutheran
   Educational Facilities Project,
   1.05%, 10/1/17 *                                            2,545               2,545
Jeffersonville, Economic Development,
   Mental Health Center,
   1.10%, 9/1/22 *                                             2,495               2,495
Michigan City School Building Corp.,
   5.00%, 1/5/05                                                 750                 776
Rushville, Economic Development,
   Flatrock River Lodge, Series A,
   1.03%, 7/1/16 *                                             1,520               1,520
Saint Joseph County, Economic
   Development Revenue,
   1.10%, 6/1/22 *                                             2,800               2,800
State Educational Facilities Authority,
   DePauw University, 0.98%, 7/1/32 *                          1,000               1,000
Vincennes, Economic Development,
   Lodge of the Wabash, 1.03%, 7/1/15 *                        1,730               1,730
                                                                       -----------------
                                                                                  35,916
                                                                       -----------------

IOWA (1.6%)
Financial Authority Revenue,
   5.00%, 8/1/04                                                 500                 510
Financial Authority, Diocese of Sioux
   City, 1.00%, 3/1/19 *                                       1,800               1,800
Grinnell Hospital Revenue,
   1.03%, 12/1/21 *                                            1,300               1,300
                                                                       -----------------
                                                                                   3,610
                                                                       -----------------

KENTUCKY (1.8%)
Breckinridge County Lease Program
   Revenue, 1.00%, 12/1/29 *                                     965                 965
Breckinridge County Lease Program
   Revenue, Association Counties Leasing,
   1.00%, 2/1/31 *                                             2,065               2,065
Campbell County School District,
   Financial Corporate School Building,
   2.00%, 2/1/04                                               1,055               1,055
                                                                       -----------------
                                                                                   4,085
                                                                       -----------------

LOUISIANA (0.1%)
Energy & Power Authority,
   5.25%, 1/1/05                                                 125                 130
New Orleans Parish School Board,
   4.90%, 12/1/04                                                165                 170
                                                                       -----------------
                                                                                     300
                                                                       -----------------


                                    Continued

                                       17


MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN (10.3%)
Grand Valley State University Revenue,
   Series B, 0.95%, 6/1/27 *                      $            2,000   $           2,000
Hospital Finance Authority, Hospital
   Equipment Loan Program, Series B,
   0.99%, 5/1/30 *                                             2,200               2,200
Housing Development Authority,
   Rental Housing Revenue, Series B,
   0.94%, 4/1/19 *                                             1,825               1,825
Mancelona Area Water & Sewer
   Authority, Water Supply System
   Revenue, 1.01%, 4/1/21 *                                      770                 770
Strategic Fund, Lions Bear Lake Camp,
   1.06%, 8/1/32 *                                             1,155               1,155
Strategic Fund, Van Andel Research
   Institute, 0.97%, 12/1/21 *                                 5,000               5,000
Strategic Fund, Vincent Home Project,
   0.95%, 8/1/28 *                                             6,645               6,645
University of Michigan Hospital
   Revenue, Series A, 0.93%, 12/1/27 *                         2,000               2,000
University of Michigan, Medical
   Services Plan, Series A,
   0.93%, 12/1/27 *                                            1,200               1,200
                                                                       -----------------
                                                                                  22,795
                                                                       -----------------

MINNESOTA (2.2%)
Lauderdale, Childrens Home Society,
   1.08%, 12/1/30 *                                            1,205               1,205
Minneapolis, Minnehaha Academy
   Project, 1.08%, 5/1/26 *                                    3,600               3,601
                                                                       -----------------
                                                                                   4,806
                                                                       -----------------

MISSISSIPPI (0.5%)
Columbus Water and Sewer Revenue,
   6.50%, 5/1/13,
   (Prerefunded 5/1/04 @ 102)                                  1,000               1,059
                                                                       -----------------

MISSOURI (1.7%)
Development Financial Board,
   Infrastructure Facilities, St. Louis
   Convention Center, Series C,
   1.03%, 12/1/20 *                                            3,700               3,700
                                                                       -----------------

NEW JERSEY (2.8%)
Economic Development Authority,
   Market Transition Facility, Senior Lien,
   Series A, 7.00%, 7/1/04                                     6,000               6,147
                                                                       -----------------

NEW MEXICO (0.4%)
Albuquerque, General Purpose, Series A,
    4.00%, 7/1/04                                                905                 915
                                                                       -----------------


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA (1.4%)
Capital Facilities Finance Agency,
   NCA&T University, 1.00%, 7/1/32 *              $            3,000   $           3,000
                                                                       -----------------

NORTH DAKOTA (0.2%)
Minot, GO, 1.25%, 6/15/04                                        500                 500
                                                                       -----------------

OHIO (13.4%)
Butler County, Healthcare Facilities,
   0.95%, 5/1/27 *                                             2,000               2,000
Butler County, Series A, 2.00%, 3/12/04                          500                 500
Columbiana County, Revenue, East
   Liverpool, 1.01%, 10/1/23 *                                 5,500               5,499
Coshocton County, Hospital Revenue,
   1.10%, 3/1/14 *                                               235                 235
Franklin County, Healthcare Facilities
   Revenue, 1.00%, 7/1/33 *                                      760                 760
Highway, Series V, GO, 4.80%, 5/15/04                          3,000               3,033
Independence, Economic Development
   Revenue, 1.01%, 12/1/16 *                                   2,185               2,185
Montgomery County, Economic
   Development, Benjamin &
   Marian Arts Center, Series A,
   1.01%, 4/1/11 *                                             2,000               2,000
Montgomery County, Economic
   Development, Dayton Art Institute,
   1.00%, 5/1/26 *                                             3,400               3,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   1.10%, 12/1/20 *                                            1,790               1,790
Summit County, Industrial Development
    Revenue, SSP Fittings Corporate Project,
    1.10%, 9/1/11 *                                            1,140               1,140
University of Cincinnati, 1.75%, 3/18/04                       1,000               1,001
Upper Arlington Bond Anticipation
   Notes, Street Improvements,
   2.00%, 1/12/05                                              1,000               1,008
Water Development Authority, Pollution
    Control Revenue, Cleveland Electric,
   Series B, 0.95%, 8/1/20 *                                   5,100               5,100
                                                                       -----------------
                                                                                  29,651
                                                                       -----------------

OKLAHOMA (0.1%)
Municipal Power Authority, Power
   Supply System Revenue, Series B,
   2.00%, 1/1/05                                                 250                 251
                                                                       -----------------

OREGON (0.1%)
Deschutes & Jefferson Counties, School
   District No. 02J, 5.50%, 6/1/04                               300                 304
                                                                       -----------------


                                    Continued

                                       18


                                                             MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2004 (UNAUDITED)
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA (1.0%)
Higher Educational Facilities Authority
   Revenue, Association of Independent
   Colleges, Series F1, 0.90%, 5/1/20 *           $            1,700   $           1,700
Wallingford-Swarthmore School
   District, 2.00%, 11/15/04                                     500                 503
                                                                       -----------------
                                                                                   2,203
                                                                       -----------------

TENNESSEE (0.9%)
Maury County, 2.00%, 6/1/04                                    2,025               2,032
                                                                       -----------------

TEXAS (8.8%)
Coppell Water & Sewer Revenue,
   3.00%, 9/1/04                                                 500                 506
Cypress - Fairbanks, Independent
   School District, 4.00%, 2/15/04                             1,000               1,002
Fort Worth Water and Sewer,
   5.50%, 2/15/04                                                500                 501
Galena Park Indepedent School District,
   5.10%, 8/15/04                                                650                 664
Harlingen, GO, 4.65%, 2/15/05                                    150                 155
Public Finance Authority, Series A, GO,
    6.50%, 10/1/04                                             2,000               2,071
Rockwall Waterworks & Sewer,
   3.00%, 8/1/04                                                 255                 257
Saginaw, GO, 2.00%, 9/1/04                                       380                 382
San Antonio , Industrial Developement
   Authority, 0.95%, 12/1/12 *                                 8,150               8,150
San Jacinto, Community College,
   2.50%, 2/15/04                                              1,195               1,195
Tarrant County, 5.75%, 7/15/04                                   500                 510
Tax & Revenue Anticipation Notes,
   2.00%, 8/31/04                                              4,000               4,021
                                                                       -----------------
                                                                                  19,414
                                                                       -----------------

VIRGINIA (0.2%)
Richmond, GO, 4.00%, 7/15/04                                     495                 502
                                                                       -----------------

WASHINGTON (7.2%)
Bremerton Revenue, 1.00%, 12/1/28 *                            3,100               3,100
Franklin County School District
   No. 001, 2.00%, 12/1/04                                       475                 478
Health Care Facilities Authority
   Revenue, Inland Northwest Blood,
   1.00%, 8/1/26 *                                             4,260               4,260
Higher Education Facilities Authority
   Revenue, Seattle University Project,
   2.00%, 11/1/04                                              2,470               2,487
King County School District No. 415,
   2.00%, 12/1/04                                                750                 756
Metropolitan Park District, Tacoma,
   Series A, 2.00%, 12/1/04                                      545                 549
Richland Gold Enterprises Revenue,
   0.95%, 12/1/21 *                                            3,565               3,565


                                    Continued

                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
WASHINGTON, CONTINUED
Shoreline Water Distribution,
   2.00%, 5/1/04                                  $              255                 256
Yakima Water & Sewer Revenue,
   Series A, 2.00%, 11/1/04                                      445                 448
                                                                       -----------------
                                                                                  15,899
                                                                       -----------------

WEST VIRGINIA (0.3%)
West Virginia University Revenue
   Series A, 5.00%, 5/1/04                                       600                 606
                                                                       -----------------

WISCONSIN (0.6%)
Health & Educational Facilities,
   1.00%, 10/1/21 *                                            1,045               1,045
Milwaukee County, Milwaukee Public
   Museum, 0.98%, 6/1/29 *                                       350                 350
                                                                       -----------------
                                                                                   1,395
                                                                       -----------------

TOTAL MUNICIPAL BONDS                                                            214,542
                                                                       -----------------

MONEY MARKETS (0.5%)
AIM Tax Free Money Market Fund                                19,726                  20
Dreyfus Tax Exempt Money
   Market Fund                                                42,009                  42
Federated Tax Exempt Money
   Market Fund                                               935,673                 936
                                                                       -----------------
TOTAL MONEY MARKETS                                                                  998
                                                                       -----------------

TOTAL INVESTMENTS (COST $221,010) (a) - 99.8%                                    221,010

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                         400
                                                                       -----------------

NET ASSETS - 100.0%                                                    $         221,410
                                                                       =================

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

*    Variable rate security. Rate presented represents rate in effect at January
     31, 2004. Maturity date reflects actual maturity date.
**   Effective yield at purchase.
(a)  Also represents cost for federal income tax purposes.
(b)  Proceeds range from $39,894 to $200,016. Collateralized by various U.S.
     Treasury securities.

The following abbreviations are used in these Schedules of Portfolio
Investments:
AMT - Alternative Minimum Tax Paper
GO - General Obligation
LLC - Limited Liability Company
LOC - Letter of Credit

                        See notes to financial statements

                                       19

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
---------------------------------------------------------------------------------------------------------------
                                                                 PRIME        INSTITUTIONAL       INSTITUTIONAL
                                                          MONEY MARKET         MONEY MARKET    GOVERNMENT MONEY
Assets:                                                           FUND                 FUND         MARKET FUND
                                                          ------------        -------------    ----------------
Investments, at amortized cost                              $1,603,079             $744,976            $407,702
Repurchase agreements, at cost                                 198,895               92,980             105,696
                                                            ----------             --------            --------
   Total Investments                                         1,801,974              837,956             513,398
Cash                                                                --                    1                  --
Interest receivable                                              8,011                2,859               1,601
Receivable from Advisor and affiliates                              10                    8                   8
Prepaid expenses and other assets                                   61                   22                  29
                                                            ----------             --------            --------
   Total Assets                                              1,810,056              840,846             515,036
                                                            ----------             --------            --------

Liabilities:
Distributions payable                                              883                  718                 340
Payable for investments purchased                                3,182                   --              15,000
Payable for Fund shares redeemed                                    10                   --                  --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               654                   92                  56
   Distribution and administrative services fees                    88                    3                  48
   Other                                                            14                   33                  13
                                                            ----------             --------            --------
   Total Liabilities                                             4,831                  846              15,457
                                                            ----------             --------            --------

Net Assets:
Paid-in Capital                                             $1,805,151             $839,976            $499,572
Accumulated net investment income                                   --                   10                  --
Accumulated net realized gain/(loss)
   from investment transactions                                     74                   14                   7
                                                            ----------             --------            --------
   Net Assets                                               $1,805,225             $840,000            $499,579
                                                            ==========             ========            ========

Net Assets:
   Institutional Shares                                     $1,402,597             $811,937            $170,462
   Class A Shares                                              400,331                   NA                  NA
   Class B Shares                                                1,942                   NA                  NA
   Class C Shares                                                  347                   NA                  NA
   Advisor Shares                                                    8                   NA                  NA
   Select Shares                                                    NA                5,602               8,363
   Preferred Shares                                                 NA               22,171             271,811
   Trust Shares                                                     NA                  290              48,943
                                                            ----------             --------            --------
   Total                                                    $1,805,225             $840,000            $499,579
                                                            ==========             ========            ========

Shares of Beneficial Interest Outstanding (Unlimited
 number of shares authorized, no par value):
   Institutional Shares                                      1,402,586              811,913             170,459
   Class A Shares                                              400,311                   NA                  NA
   Class B Shares                                                1,942                   NA                  NA
   Class C Shares                                                  347                   NA                  NA
   Advisor Shares                                                    8                   NA                  NA
   Select Shares                                                    NA                5,601               8,363
   Preferred Shares                                                 NA               22,171             271,809
   Trust Shares                                                     NA                  290              48,943
                                                            ----------             --------            --------
   Total                                                     1,805,194              839,975             499,574
                                                            ==========             ========            ========

Net Asset Value

Offering and redemption price per share-- Institutional
 Shares, Class A Shares, Class B Shares, Class C Shares,
 Advisor Shares, Select Shares, Preferred Shares and
 Trust Shares (a)                                           $     1.00             $   1.00            $   1.00
                                                            ==========             ========            ========

-------------------
(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

                       See notes to financial statements

                                                                                                                  FIFTH THIRD FUNDS
                                                                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                       JANUARY 31, 2004 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
----------------------------------------------------------------------------------------------------------------------------------
                                                               GOVERNMENT       U.S. TREASURY   MICHIGAN MUNICIPAL       MUNICIPAL
                                                             MONEY MARKET        MONEY MARKET         MONEY MARKET    MONEY MARKET
Assets:                                                              FUND                FUND                 FUND            FUND
                                                             ------------      --------------   ------------------    ------------
Investments, at amortized cost                                   $392,026          $  576,061             $207,657        $221,010
Repurchase agreements, at cost                                         --           1,257,891                   --              --
                                                                 --------          ----------             --------        --------
   Total Investments                                              392,026           1,833,952              207,657         221,010
Cash                                                                   --                  --                   --              --
Interest receivable                                                 1,303               3,191                  574             569
Receivable from Advisor and affiliates                                 --                  10                    2               4
Prepaid expenses and other assets                                      24                  47                    7              18
                                                                 --------          ----------             --------        --------
   Total Assets                                                   393,353           1,837,200              208,240         221,601
                                                                 --------          ----------             --------        --------

Liabilities:
Distributions payable                                                 115               1,017                  107             124
Payable for investments purchased                                  10,000                  --                  496              --
Payable for Fund shares redeemed                                       --                  --                   --              --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                  145                 173                   77              54
   Distribution and administrative services fees                       24                 161                   --^              7
   Other                                                               13                 122                   16               6
                                                                 --------          ----------             --------        --------
   Total Liabilities                                               10,297               1,473                  696             191
                                                                 --------          ----------             --------        --------

Net Assets:
Paid-in Capital                                                  $383,056          $1,835,896             $207,554        $221,416
Accumulated net investment income                                       8                  --                  (10)             (1)
Accumulated net realized gain/(loss)
   from investment transactions                                        (8)               (169)                  --              (5)
                                                                 --------          ----------             --------        --------
   Net Assets                                                    $383,056          $1,835,727             $207,544        $221,410
                                                                 ========          ==========             ========        ========

Net Assets:
   Institutional Shares                                          $240,729          $  564,937             $207,519        $183,408
   Class A Shares                                                 142,327                  NA                   25          34,046
   Class B Shares                                                      NA                  NA                   NA              NA
   Class C Shares                                                      NA                  NA                   NA              NA
   Advisor Shares                                                      NA                  NA                   NA              NA
   Select Shares                                                       NA              81,420                   NA              35
   Preferred Shares                                                    NA           1,045,781                   NA              35
   Trust Shares                                                        NA             143,589                   NA           3,886
                                                                 --------          ----------             --------        --------
   Total                                                         $383,056          $1,835,727             $207,544        $221,410
                                                                 ========          ==========             ========        ========

Shares of Beneficial Interest Outstanding (Unlimited
 number of shares authorized, no par value):
   Institutional Shares                                           240,820             564,876              207,478         183,400
   Class A Shares                                                 142,407                  NA                   25          34,062
   Class B Shares                                                      NA                  NA                   NA              NA
   Class C Shares                                                      NA                  NA                   NA              NA
   Advisor Shares                                                      NA                  NA                   NA              NA
   Select Shares                                                       NA              81,419                   NA              35
   Preferred Shares                                                    NA           1,045,772                   NA              35
   Trust Shares                                                        NA             143,587                   NA           3,886
                                                                 --------          ----------             --------        --------
   Total                                                          383,227           1,835,654              207,503         221,418
                                                                 ========          ==========             ========        ========

Net Asset Value

Offering and redemption price per share--
 Institutional Shares, Class A Shares, Class B Shares,
 Class C Shares, Advisor Shares, Select Shares,
 Preferred Shares and Trust Shares (a)                           $   1.00          $     1.00             $   1.00        $   1.00
                                                                 ========          ==========             ========        ========



                       See notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
                                                               PRIME       INSTITUTIONAL       INSTITUTIONAL
                                                        MONEY MARKET        MONEY MARKET    GOVERNMENT MONEY
                                                                FUND                FUND         MARKET FUND
                                                        ------------       -------------    ----------------
Investment Income:
Interest income                                              $10,902             $ 4,873             $ 3,160
Dividend income                                                  327                 121                  80
                                                             -------             -------             -------
   Total Investment Income                                    11,229               4,994               3,240
                                                             -------             -------             -------
Expenses:
Investment advisory fees                                       3,880               1,705               1,185
Administrative fees                                            1,680                 738                 513
Distribution services fees--Class A Shares                       519                  NA                  NA
Distribution services fees--Class B Shares                        11                  NA                  NA
Distribution services fees--Class C Shares                         2                  NA                  NA
Distribution services fees--Advisor Shares                        --^                 NA                  NA
Administrative services fees--Class C Shares                       1                  NA                  NA
Administrative services fees--Select Shares                       NA                   2                   1
Administrative services fees--Preferred Shares                    NA                   3                 127
Administrative services fees--Trust Shares                        NA                   1                  46
Accounting fees                                                  163                  93                  73
Transfer and dividend disbursing agent fees                      250                 113                  81
Trustees' fees and expenses                                       14                   7                   4
Other expenses                                                   293                 101                 101
                                                             -------             -------             -------
   Total expenses                                              6,813               2,763               2,131
                                                             -------             -------             -------
   Less: Waiver and/or reimbursement from Advisor
         and/or affiliates                                    (1,042)             (1,820)             (1,057)
      Distribution services--Class A Shares, Class B Shares,
         Class C Shares and Advisor Shares waived                 (8)                 --                  --
                                                             -------             -------             -------
   Net Expenses                                                5,763                 943               1,074
                                                             -------             -------             -------

   Net Investment Income                                       5,466               4,051               2,166
                                                             -------             -------             -------

Net realized gains from investment transactions                   19                  10                   1
                                                             -------             -------             -------
Change in net assets resulting from operations               $ 5,485             $ 4,061             $ 2,167
                                                             =======             =======             =======

------------------
^ Amount less than $500.

                       See notes to financial statements

                                                                                                                  FIFTH THIRD FUNDS
                                                                                                           STATEMENTS OF OPERATIONS
                                                                              FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
                                                                                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              GOVERNMENT     U.S. TREASURY      MICHIGAN MUNICIPAL        MUNICIPAL
                                                            MONEY MARKET      MONEY MARKET            MONEY MARKET     MONEY MARKET
                                                                    FUND              FUND                    FUND             FUND
                                                            ------------     -------------      ------------------     ------------
Investment Income:
Interest income                                                   $2,259           $ 8,261                  $1,253           $1,270
Dividend income                                                       51               114                      31               33
                                                                  ------           -------                  ------           ------
   Total Investment Income                                         2,310             8,375                   1,284            1,303
                                                                  ------           -------                  ------           ------
Expenses:
Investment advisory fees                                             878             3,234                     459              612
Administrative fees                                                  380             1,400                     199              212
Distribution services fees--Class A Shares                           206                NA                      --^              48
Distribution services fees--Class B Shares                            NA                NA                      NA               NA
Distribution services fees--Class C Shares                            NA                NA                      NA               NA
Distribution services fees--Advisor Shares                            NA                NA                      NA               NA
Administrative services fees--Class C Shares                          NA                NA                      NA               NA
Administrative services fees--Select Shares                           NA                15                      NA               --^
Administrative services fees--Preferred Shares                        NA               400                      NA               --^
Administrative services fees--Trust Shares                            NA               122                      NA                3
Accounting fees                                                       52               142                      33               45
Transfer and dividend disbursing agent fees                           62               212                      32               43
Trustees' fees and expenses                                            4                16                       2                2
Other expenses                                                        76               290                      40               52
                                                                  ------           -------                  ------           ------
   Total expenses                                                  1,658             5,831                     765            1,017
                                                                  ------           -------                  ------           ------
   Less: Waiver and/or reimbursement from Advisor
         and/or affiliates                                           (88)           (2,924)                   (146)            (503)
      Distribution services--Class A Shares,
         Class B Shares, Class C Shares and
         Advisor Shares waived                                       (41)               --                      --^              --
                                                                  ------           -------                  ------           ------
   Net Expenses                                                    1,529             2,907                     619              514
                                                                  ------           -------                  ------           ------

   Net Investment Income                                             781             5,468                     665              789
                                                                  ------           -------                  ------           ------

Net realized gains from investment transactions                       87                16                      --               12
                                                                  ------           -------                  ------           ------
Change in net assets resulting from operations                    $  868           $ 5,484                  $  665           $  801
                                                                  ======           =======                  ======           ======


                       See notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                   PRIME                       INSTITUTIONAL              INSTITUTIONAL GOVERNMENT
                                                MONEY MARKET                   MONEY MARKET                    MONEY MARKET
                                                    FUND                            FUND                            FUND
                                        ----------------------------    ---------------------------      --------------------------
                                         SIX MONTHS             YEAR     SIX MONTHS            YEAR       SIX MONTHS           YEAR
                                              ENDED            ENDED          ENDED           ENDED            ENDED         ENDED,
                                        JANUARY 31,         JULY 31,    JANUARY 31,        JULY 31,      JANUARY 31,       JULY 31,
                                             2004(a)            2003      2004(a)(b)           2003        2004(a)(b)          2003
                                        -----------         --------    -----------        --------      -----------       --------
Change in Net Assets:
Operations:
   Net investment income                 $    5,466       $   20,745     $    4,051      $    7,067      $     2,166     $    5,875
   Net realized gains/(losses) from
       investment transactions                   19               55             10               4                1              7
                                         ----------       ----------     ----------      ----------      -----------     ----------
Change in net assets resulting
   from operations                            5,485           20,800          4,061           7,071            2,167          5,882
                                         ----------       ----------     ----------      ----------      -----------     ----------
Distributions to shareholders:
   Institutional Shares                      (4,699)         (17,318)        (4,015)         (7,067)          (1,423)        (5,875)
   Class A Shares                              (764)          (3,247)            NA              NA               NA             NA
   Class B Shares                                (2)              (7)            NA              NA               NA             NA
   Class C Shares                                (1)              (1)            NA              NA               NA             NA
   Advisor Shares                                --^              --^            NA              NA               NA             NA
   Select Shares                                 NA               NA            (17)             NA              (12)            NA
   Preferred Shares                              NA               NA            (17)             NA             (616)            NA
   Trust Shares                                  NA               NA             (3)             NA             (115)            NA
                                         ----------       ----------     ----------      ----------      -----------     ----------
   Change in net assets from
      shareholder distributions              (5,466)         (20,573)        (4,052)         (7,067)          (2,166)        (5,875)
                                         ----------       ----------     ----------      ----------      -----------     ----------
   Change in net assets from fund
      share transactions                   (199,712)        (177,024)        73,968         576,489         (117,421)       191,900
                                         ----------       ----------     ----------      ----------      -----------     ----------
   Change in net assets                    (199,693)        (176,797)        73,977         576,493         (117,420)       191,907
Net Assets:
   Beginning of period                    2,004,918        2,181,715        766,023         189,530          616,999        425,092
                                         ----------       ----------     ----------      ----------      -----------     ----------
   End of period                         $1,805,225       $2,004,918     $  840,000      $  766,023      $   499,579     $  616,999
                                         ==========       ==========     ==========      ==========      ===========     ==========
Accumulated Net Investment Income        $       --       $       --     $       10      $       11      $        --     $      --
                                         ==========       ==========     ==========      ==========      ===========     ==========

-----------------
(a) Unaudited

(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select Shares, Preferred Shares and Trust Shares.

                       See notes to financial statements

                                                                                     FIFTH THIRD FUNDS
                                                                   STATEMENTS OF CHANGES IN NET ASSETS
                                                                                (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------

                                                   GOVERNMENT                     U.S. TREASURY
                                                  MONEY MARKET                     MONEY MARKET
                                                      FUND                             FUND
                                           ---------------------------     ---------------------------
                                            SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                 ENDED           ENDED           ENDED           ENDED
                                           JANUARY 31,        JULY 31,     JANUARY 31,        JULY 31,
                                                2004(a)           2003       2004(a)(b)           2003
                                           -----------        --------     -----------        --------
Change in Net Assets:
Operations:
   Net investment income                    $      781      $    3,518      $    5,468      $   13,711
   Net realized gains/(losses) from
       investment transactions                      87              24              16               6
                                            ----------      ----------      ----------      ----------
Change in net assets resulting
   from operations                                 868           3,542           5,484          13,717
                                            ----------      ----------      ----------      ----------
Distributions to shareholders:
   Institutional Shares                           (590)         (2,495)         (3,287)        (13,711)
   Class A Shares                                 (191)         (1,336)             NA              NA
   Class B Shares                                   NA              NA              NA              NA
   Class C Shares                                   NA              NA              NA              NA
   Advisor Shares                                   NA              NA              NA              NA
   Select Shares                                    NA              NA            (135)             NA
   Preferred Shares                                 NA              NA          (1,771)             NA
   Trust Shares                                     NA              NA            (275)             NA
                                            ----------      ----------      ----------      ----------
   Change in net assets from
      shareholder distributions                   (781)         (3,831)         (5,468)        (13,711)
                                            ----------      ----------      ----------      ----------
   Change in net assets from fund
      share transactions                       (69,528)        (96,335)        190,806         501,547
                                            ----------      ----------      ----------      ----------
   Change in net assets                        (69,441)        (96,624)        190,822         501,553
Net Assets:
   Beginning of period                         452,497         549,121       1,644,905       1,143,352
                                            ----------      ----------      ----------      ----------
   End of period                            $  383,056      $  452,497      $1,835,727      $1,644,905
                                            ==========      ==========      ==========      ==========
Accumulated Net Investment Income           $        8      $        8      $      --       $      --
                                            ==========      ==========      ==========      ==========

                                              MICHIGAN MUNICIPAL                    MUNICIPAL
                                                  MONEY MARKET                    MONEY MARKET
                                                      FUND                             FUND
                                           ---------------------------     ---------------------------
                                            SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                 ENDED           ENDED           ENDED           ENDED
                                           JANUARY 31,        JULY 31,     JANUARY 31,        JULY 31,
                                                2004(a)           2003       2004(a)(b)           2003
                                           -----------        --------     -----------        --------
Change in Net Assets:
Operations:
   Net investment income                    $       665     $    2,209      $      789      $    2,373
   Net realized gains/(losses) from
       investment transactions                       --             --              12              (1)
                                            -----------     ----------      ----------      ----------
Change in net assets resulting
   from operations                                 665           2,209             801           2,372
                                            -----------     ----------      ----------      ----------
Distributions to shareholders:
   Institutional Shares                           (665)         (2,210)           (702)         (2,057)
   Class A Shares                                   --^             (1)            (84)           (286)
   Class B Shares                                   NA              NA              NA              NA
   Class C Shares                                   NA              NA              NA              NA
   Advisor Shares                                   NA              NA              NA              NA
   Select Shares                                    NA              NA              --^             NA
   Preferred Shares                                 NA              NA              --^             NA
   Trust Shares                                     NA              NA              (6)             NA
                                            -----------     ----------      ----------      ----------
   Change in net assets from
      shareholder distributions                   (665)         (2,211)           (792)         (2,343)
                                            -----------     ----------      ----------      ----------
   Change in net assets from fund
      share transactions                       (40,280)        (44,969)        (31,117)        (38,795)
                                            -----------     ----------      ----------      ----------
   Change in net assets                        (40,280)        (44,971)        (31,108)        (38,766)
Net Assets:
   Beginning of period                         247,824         292,795         252,518         291,284
                                            -----------     ----------      ----------      ----------
   End of period                            $  207,544      $  247,824      $  221,410      $  252,518
                                            ==========      ==========      ==========      ==========
Accumulated Net Investment Income           $      (10)     $      (10)     $       (1)     $        2
                                            ==========      ==========      ==========      ==========

                       See notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   PRIME                       INSTITUTIONAL              INSTITUTIONAL GOVERNMENT
                                                MONEY MARKET                   MONEY MARKET                    MONEY MARKET
                                                    FUND                            FUND                            FUND
                                        ----------------------------    ---------------------------      --------------------------
                                         SIX MONTHS             YEAR     SIX MONTHS            YEAR       SIX MONTHS           YEAR
                                              ENDED            ENDED          ENDED           ENDED            ENDED         ENDED,
                                        JANUARY 31,         JULY 31,    JANUARY 31,        JULY 31,      JANUARY 31,       JULY 31,
                                             2004(a)            2003      2004(a)(b)           2003        2004(a)(b)          2003
                                        -----------         --------    -----------        --------      -----------       --------
Share Transactions:*
Institutional Shares
        Shares issued                     1,523,695        3,514,437      1,791,129       2,541,319          655,898      1,977,111
        Dividends reinvested                    422            1,927          1,433           1,984              351          1,816
        Shares redeemed                  (1,687,122)      (3,683,165)    (1,746,658)     (1,966,814)      (1,102,784)    (1,787,027)
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Institutional Shares         (163,005)        (166,801)        45,904         576,489         (446,535)       191,900
                                         ----------       ----------     ----------      ----------       ----------     ----------
Class A Shares
        Shares issued                       173,842          870,263             NA              NA               NA             NA
        Dividends reinvested                    782            3,559             NA              NA               NA             NA
        Shares redeemed                    (210,992)        (884,736)            NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Class A Shares                (36,368)         (10,914)            NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Class B Shares
        Shares issued                           534            1,907             NA              NA               NA             NA
        Dividends reinvested                      2                7             NA              NA               NA             NA
        Shares redeemed                      (1,020)          (1,381)            NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Class B Shares                   (484)             533             NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Class C Shares
        Shares issued                         1,552            8,231             NA              NA               NA             NA
        Dividends reinvested                     --^               1             NA              NA               NA             NA
        Shares redeemed                      (1,359)          (8,138)            NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Class C Shares                    193               94             NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Advisor Shares
        Shares issued                            34              138             NA              NA               NA             NA
        Dividends reinvested                     --^              --^            NA              NA               NA             NA
        Shares redeemed                         (88)             (78)            NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Advisor Shares                    (54)              60             NA              NA               NA             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Select Shares
        Shares issued                            NA               NA         11,319              NA           33,469             NA
        Dividends reinvested                     NA               NA             11              NA               --^            NA
        Shares redeemed                          NA               NA         (5,729)             NA          (25,106)            NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Select Shares                      NA               NA          5,601              NA            8,363             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Preferred Shares
        Shares issued                            NA               NA         41,610              NA          606,936             NA
        Dividends reinvested                     NA               NA              6              NA              170             NA
        Shares redeemed                          NA               NA        (19,445)             NA         (335,297)            NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Preferred Shares                   NA               NA         22,171              NA          271,809             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Trust Shares
        Shares issued                            NA               NA          8,290              NA          347,778             NA
        Dividends reinvested                     NA               NA              3              NA               --             NA
        Shares redeemed                          NA               NA         (8,003)             NA         (298,835)            NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
        Total Trust Shares                       NA               NA            290              NA           48,943             NA
                                         ----------       ----------     ----------      ----------       ----------     ----------
Change from share transactions             (199,718)        (177,028)        73,966         576,489         (117,420)       191,900
                                         ==========       ==========     ==========      ==========       ==========     ==========

-----------------------
(a)  Unaudited
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select Shares, Preferred Shares and Trust Shares.
*    Share transactions are at par value of $1.00 per share.
^    Amount less than five hundred shares.

                                                                                    FIFTH THIRD FUNDS
                            STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                                               (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
                                                  GOVERNMENT                     U.S. TREASURY
                                                 MONEY MARKET                     MONEY MARKET
                                                     FUND                             FUND
                                          ---------------------------     ---------------------------
                                           SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                ENDED           ENDED           ENDED           ENDED
                                          JANUARY 31,        JULY 31,     JANUARY 31,        JULY 31,
                                               2004(a)           2003       2004(a)(b)           2003
                                          -----------        --------     -----------        --------
Share Transactions:*
Institutional Shares
        Shares issued                         209,669         378,580       1,295,004       3,686,175
        Dividends reinvested                       21              93             288           1,187
        Shares redeemed                      (244,124)       (382,443)     (2,375,264)     (3,185,815)
                                             --------        --------      ----------      ----------
        Total Institutional Shares            (34,434)         (3,770)     (1,079,972)        501,547
                                             --------        --------      ----------      ----------
Class A Shares
        Shares issued                         101,015         197,984              NA              NA
        Dividends reinvested                      184           1,489              NA              NA
        Shares redeemed                      (136,295)       (292,038)             NA              NA
                                             --------        --------      ----------      ----------
        Total Class A Shares                  (35,096)        (92,565)             NA              NA
                                             --------        --------      ----------      ----------
Class B Shares
        Shares issued                              NA              NA              NA              NA
        Dividends reinvested                       NA              NA              NA              NA
        Shares redeemed                            NA              NA              NA              NA
                                             --------        --------      ----------      ----------
        Total Class B Shares                       NA              NA              NA              NA
                                             --------        --------      ----------      ----------
Class C Shares
        Shares issued                              NA              NA              NA              NA
        Dividends reinvested                       NA              NA              NA              NA
        Shares redeemed                            NA              NA              NA              NA
                                             --------        --------      ----------      ----------
        Total Class C Shares                       NA              NA              NA              NA
                                             --------        --------      ----------      ----------
Advisor Shares
        Shares issued                              NA              NA              NA              NA
        Dividends reinvested                       NA              NA              NA              NA
        Shares redeemed                            NA              NA              NA              NA
                                             --------        --------      ----------      ----------
        Total Advisor Shares                       NA              NA              NA              NA
                                             --------        --------      ----------      ----------
Select Shares
        Shares issued                              NA              NA         163,014              NA
        Dividends reinvested                       NA              NA              --^             NA
        Shares redeemed                            NA              NA         (81,595)             NA
                                             --------        --------      ----------      ----------
        Total Select Shares                        NA              NA          81,419              NA
                                             --------        --------      ----------      ----------
Preferred Shares
        Shares issued                              NA              NA       1,824,914              NA
        Dividends reinvested                       NA              NA             184              NA
        Shares redeemed                            NA              NA        (779,326)             NA
                                             --------        --------      ----------      ----------
        Total Preferred Shares                     NA              NA       1,045,772              NA
                                             --------        --------      ----------      ----------
Trust Shares
        Shares issued                              NA              NA       1,092,485              NA
        Dividends reinvested                       NA              NA               2              NA
        Shares redeemed                            NA              NA        (948,900)             NA
                                             --------        --------      ----------      ----------
        Total Trust Shares                         NA              NA         143,587              NA
                                             --------        --------      ----------      ----------
Change from share transactions                (69,530)        (96,335)        190,806         501,547
                                             ========        ========      ==========      ==========

                                              MICHIGAN MUNICIPAL                    MUNICIPAL
                                                  MONEY MARKET                    MONEY MARKET
                                                      FUND                             FUND
                                           ---------------------------     ---------------------------
                                            SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                 ENDED           ENDED           ENDED           ENDED
                                           JANUARY 31,        JULY 31,     JANUARY 31,        JULY 31,
                                                2004(a)           2003       2004(a)(b)           2003
                                           -----------        --------     -----------        --------
Share Transactions:*
Institutional Shares
        Shares issued                          222,427         413,441         253,752         395,321
        Dividends reinvested                       267           1,081              55             105
        Shares redeemed                       (262,980)       (459,333)       (269,847)       (445,294)
                                              --------        --------        --------        --------
        Total Institutional Shares             (40,286)        (44,811)        (16,040)        (49,868)
                                              --------        --------        --------        --------
Class A Shares
        Shares issued                              209              97          68,683         165,303
        Dividends reinvested                        --               1              83             297
        Shares redeemed                           (203)           (257)        (87,801)       (154,527)
                                              --------        --------        --------        --------
        Total Class A Shares                         6            (159)        (19,035)         11,073
                                              --------        --------        --------        --------
Class B Shares
        Shares issued                               NA              NA              NA              NA
        Dividends reinvested                        NA              NA              NA              NA
        Shares redeemed                             NA              NA              NA              NA
                                              --------        --------        --------        --------
        Total Class B Shares                        NA              NA              NA              NA
                                              --------        --------        --------        --------
Class C Shares
        Shares issued                               NA              NA              NA              NA
        Dividends reinvested                        NA              NA              NA              NA
        Shares redeemed                             NA              NA              NA              NA
                                              --------        --------        --------        --------
        Total Class C Shares                        NA              NA              NA              NA
                                              --------        --------        --------        --------
Advisor Shares
        Shares issued                               NA              NA              NA              NA
        Dividends reinvested                        NA              NA              NA              NA
        Shares redeemed                             NA              NA              NA              NA
                                              --------        --------        --------        --------
        Total Advisor Shares                        NA              NA              NA              NA
                                              --------        --------        --------        --------
Select Shares
        Shares issued                               NA              NA              66              NA
        Dividends reinvested                        NA              NA              --^             NA
        Shares redeemed                             NA              NA             (31)             NA
                                              --------        --------        --------        --------
        Total Select Shares                         NA              NA              35              NA
                                              --------        --------        --------        --------
Preferred Shares
        Shares issued                               NA              NA              35              NA
        Dividends reinvested                        NA              NA              --^             NA
        Shares redeemed                             NA              NA              --^             NA
                                              --------        --------        --------        --------
        Total Preferred Shares                      NA              NA              35              NA
                                              --------        --------        --------        --------
Trust Shares
        Shares issued                               NA              NA          14,440              NA
        Dividends reinvested                        NA              NA              --^             NA
        Shares redeemed                             NA              NA         (10,554)             NA
                                              --------        --------        --------        --------
        Total Trust Shares                          NA              NA           3,886              NA
                                              --------        --------        --------        --------
Change from share transactions                 (40,280)        (44,970)        (31,119)        (38,795)
                                              ========        ========        ========        ========

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2004, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
--------------
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
  Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money
  Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Shares of the Ohio Tax Exempt Money Market Fund are currently not offered. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

LINE OF CREDIT--The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on $75 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the six months ended January 31, 2004, there were no borrowings against the line of credit.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses.

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If in any month the operating expenses for that month are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only during a month in which the expense limit is in effect and that such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, do not exceed the total reimbursement amount. As of the six months ended January 31, 2004, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                                                                     MICHIGAN MUNICIPAL
                                                                                      PRIME MONEY       MONEY MARKET
                                                                                      MARKET FUND           FUND
                                                                                     ------------    ------------------
   Institutional Shares                                                                    0.54%             0.54%
   Class A Shares                                                                          0.79%             0.79%
   Class B Shares                                                                          1.54%              NA
   Class C Shares                                                                          1.54%              NA

   Amount subject to recoupment
   expiring on November 29, 2004.                                                          $367              $48
                                                                 INSTITUTIONAL
                                            INSTITUTIONAL         GOVERNMENT         U.S. TREASURY        MUNICIPAL
                                            MONEY MARKET         MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                FUND                 FUND                FUND               FUND
                                            -------------        -------------       ------------    ------------------
   Institutional Shares                          0.22%              0.22%               0.22%               0.38%
   Class A Shares                                NA                 NA                  NA                  0.63%
   Select Shares                                 0.30%              0.30%               0.30%               0.46%
   Preferred Shares                              0.37%              0.37%               0.37%               0.53%
   Trust Shares                                  0.47%              0.47%               0.47%               0.63%

   Amount subject to recoupment
   expiring on November 29, 2005.                $707               $413              $1,308                $170

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                             NET REALIZED
                                                NET ASSET                  AND UNREALIZED             LESS
                                                   VALUE,           NET            GAINS/    DISTRIBUTIONS
                                                BEGINNING    INVESTMENT     (LOSSES) FROM               TO
                                                OF PERIOD        INCOME       INVESTMENTS     SHAREHOLDERS
===========================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                                  $1.00          0.05                --            (0.05)
Year ended 7/31/00                                  $1.00          0.05                --            (0.05)
Year ended 7/31/01                                  $1.00          0.05                --            (0.05)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00           --^                --^              --^
===========================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                                  $1.00          0.04                --            (0.04)
Year ended 7/31/00                                  $1.00          0.05                --            (0.05)
Year ended 7/31/01                                  $1.00          0.05                --            (0.05)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00           --^                --^              --^
===========================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                              $1.00          0.03                --            (0.03)
Year ended 7/31/02                                  $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00            --^               --^              --^
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                $1.00            --^               --               --^
Year ended 7/31/03                                  $1.00            --^               --^              --^
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                              $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                              $1.00          0.05                --            (0.05)
1/1/01 to 7/31/01(c)                                $1.00          0.03                --            (0.03)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/98                                 $1.00          0.05                --            (0.05)
Year ended 12/31/99                                 $1.00          0.05                --            (0.05)
Year ended 12/31/00                                 $1.00          0.06                --            (0.06)
1/1/01 to  7/31/01(c)                               $1.00          0.03                --            (0.03)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================

                       See notes to financial highlights

                                                                                                                   FIFTH THIRD FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                          ----------------------------------------------------------
                                                                                        RATIOS OF       RATIOS OF        RATIOS OF
                                                                              NET        EXPENSES             NET        EXPENSES
                                               NET ASSET                  ASSETS,              TO      INVESTMENT              TO
                                                  VALUE,                   END OF         AVERAGE          INCOME         AVERAGE
                                                  END OF      TOTAL        PERIOD             NET      TO AVERAGE             NET
                                                  PERIOD     RETURN       (000 'S)         ASSETS      NET ASSETS       ASSETS (a)
====================================================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                                 $1.00       4.76%   $  348,366            0.52%           4.66%           0.63%
Year ended 7/31/00                                 $1.00       5.53%   $  508,414            0.52%           5.44%           0.62%
Year ended 7/31/01                                 $1.00       5.41%   $  802,176            0.53%           5.11%           0.63%
Year ended 7/31/02                                 $1.00       2.02%   $1,732,204            0.55%           1.86%           0.65%
Year ended 7/31/03                                 $1.00       1.02%   $1,565,589            0.54%           1.02%           0.65%
Six months ended 1/31/04+                          $1.00       0.31%*  $1,402,597            0.54%**         0.62%**         0.65%**
====================================================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/99                                 $1.00       4.53%   $   75,024            0.75%           4.39%           0.88%
Year ended 7/31/00                                 $1.00       5.27%   $  215,082            0.77%           5.29%           0.87%
Year ended 7/31/01                                 $1.00       5.14%   $  356,091            0.78%           4.86%           0.88%
Year ended 7/31/02                                 $1.00       1.77%   $  447,556            0.80%           1.71%           0.89%
Year ended 7/31/03                                 $1.00       0.76%   $  436,687            0.79%           0.77%           0.90%
Six months ended 1/31/04+                          $1.00       0.19%*  $  400,331            0.79%**         0.37%**         0.90%**
====================================================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                             $1.00       3.10%*  $    1,021            1.53%**         3.63%**         1.63%**
Year ended 7/31/02                                 $1.00       1.00%   $    1,893            1.55%           0.91%           1.64%
Year ended 7/31/03                                 $1.00       0.32%   $    2,426            1.22%           0.33%           1.65%
Six months ended 1/31/04+                          $1.00       0.11%*  $    1,942            0.94%**         0.22%**         1.65%**
====================================================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                               $1.00       0.19%*  $       60            1.54%**         0.48%**         1.71%**
Year ended 7/31/03                                 $1.00       0.32%   $      154            1.14%           0.32%           1.65%
Six months ended 1/31/04+                          $1.00       0.11%*  $      347            0.94%**         0.22%**         1.65%**
====================================================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                             $1.00       1.02%*  $        2            0.89%**         1.23%**         0.96%**
Year ended 7/31/03                                 $1.00       0.53%   $       62            1.02%           0.46%           1.15%
Six months ended 1/31/04+                          $1.00       0.11%*  $        8            0.95%**         0.21%**         1.15%**
====================================================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                             $1.00       4.71%*  $   47,944            0.22%**         6.39%**         0.74%**
1/1/01 to 7/31/01(c)                               $1.00       2.84%*  $   71,778            0.22%**         4.78%**         0.68%**
Year ended 7/31/02                                 $1.00       2.31%   $  189,530            0.22%           2.11%           0.65%
Year ended 7/31/03                                 $1.00       1.35%   $  766,023            0.22%           1.24%           0.65%
Six months ended 1/31/04+                          $1.00       0.48%*  $  811,937            0.22%**         0.95%**         0.65%**
====================================================================================================================================
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.25%*  $    5,602            0.30%**         0.87%**         0.73%**
====================================================================================================================================
INSTITUTIONAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.23%*  $   22,171            0.37%**         0.80%**         0.80%**
====================================================================================================================================
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.20%*  $      290            0.47%**         0.70%**         0.90%**
====================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/98                                $1.00       5.17%   $  166,922            0.38%           5.03%           0.69%
Year ended 12/31/99                                $1.00       4.81%   $  215,401            0.37%           4.73%           0.65%
Year ended 12/31/00                                $1.00       6.03%   $  309,711            0.39%           5.92%           0.63%
1/1/01 to  7/31/01(c)                              $1.00       2.71%*  $  410,278            0.40%**         4.56%**         0.63%**
Year ended 7/31/02                                 $1.00       2.05%   $  425,092            0.41%           2.03%           0.64%
Year ended 7/31/03                                 $1.00       1.07%   $  616,999            0.40%           1.04%           0.65%
Six months ended 1/31/04+                          $1.00       0.40%*  $  170,462            0.35%**         0.74%**         0.66%**
====================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.23%*  $    8,363            0.30%**         0.79%**         0.75%**
====================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.21%*  $  271,811            0.37%**         0.72%**         0.82%**
====================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.18%*  $   48,943            0.47%**         0.62%**         0.92%**
====================================================================================================================================

                       See notes to financial highlights

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             NET REALIZED
                                                NET ASSET                  AND UNREALIZED             LESS
                                                   VALUE,           NET            GAINS/    DISTRIBUTIONS
                                                BEGINNING    INVESTMENT     (LOSSES) FROM               TO
                                                OF PERIOD        INCOME       INVESTMENTS     SHAREHOLDERS
===========================================================================================================
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                                  $1.00          0.05                --            (0.05)
Year ended 7/31/00                                  $1.00          0.05                --            (0.05)
Year ended 7/31/01                                  $1.00          0.05                --            (0.05)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
GOVERNMENT MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/99                                  $1.00          0.04                --            (0.04)
Year ended 7/31/00                                  $1.00          0.05                --            (0.05)
Year ended 7/31/01                                  $1.00          0.05                --            (0.05)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                                  $1.00          0.05                --            (0.05)
Year ended 7/31/00                                  $1.00          0.06                --            (0.06)
Year ended 7/31/01                                  $1.00          0.05                --            (0.05)
Year ended 7/31/02                                  $1.00          0.02                --            (0.02)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
U.S. TREASURY MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
U.S. TREASURY MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
U.S. TREASURY MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                 $1.00          0.03                --            (0.03)
Year ended 12/31/99                                 $1.00          0.03                --            (0.03)
Year ended 12/31/00                                 $1.00          0.04                --            (0.04)
1/1/01 to 7/31/01(c)                                $1.00          0.02                --            (0.02)
Year ended 7/31/02                                  $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00          0.01                --            (0.01)
Six months ended 1/31/04+                           $1.00            --^               --               --^
===========================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
  FUND CLASS A SHARES
Year ended 12/31/98                                 $1.00          0.03                --            (0.03)
Year ended 12/31/99                                 $1.00          0.03                --            (0.03)
Year ended 12/31/00                                 $1.00          0.04                --            (0.04)
1/1/01 to 7/31/01(c)                                $1.00          0.02                --            (0.02)
Year ended 7/31/02                                  $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00          0.01                --            (0.01)
Six months ended 1/31/04+                           $1.00            --^               --               --^
===========================================================================================================

                       See notes to financial highlights

                                                                                                                   FIFTH THIRD FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                          ----------------------------------------------------------
                                                                                        RATIOS OF       RATIOS OF       RATIOS OF
                                                                              NET        EXPENSES             NET        EXPENSES
                                               NET ASSET                  ASSETS,              TO      INVESTMENT              TO
                                                  VALUE,                   END OF         AVERAGE          INCOME         AVERAGE
                                                  END OF      TOTAL        PERIOD             NET      TO AVERAGE             NET
                                                  PERIOD     RETURN       (000 'S)         ASSETS      NET ASSETS       ASSETS (a)
====================================================================================================================================
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                                 $1.00       4.60%   $  252,987            0.56%           4.52%           0.67%
Year ended 7/31/00                                 $1.00       5.31%   $  211,790            0.57%           5.17%           0.64%
Year ended 7/31/01                                 $1.00       5.23%   $  238,816            0.55%           5.12%           0.60%
Year ended 7/31/02                                 $1.00       1.79%   $  279,059            0.65%           1.75%           0.69%
Year ended 7/31/03                                 $1.00       0.92%   $  275,107            0.61%           0.84%           0.66%
Six months ended 1/31/04+                          $1.00       0.22%*  $  240,729            0.62%**         0.43%**         0.66%**
====================================================================================================================================
GOVERNMENT MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/99                                 $1.00       4.41%   $  381,105            0.75%           4.26%           0.92%
Year ended 7/31/00                                 $1.00       5.10%   $  264,393            0.77%           4.93%           0.89%
Year ended 7/31/01                                 $1.00       5.02%   $  248,064            0.75%           4.92%           0.85%
Year ended 7/31/02                                 $1.00       1.58%   $  270,062            0.85%           1.57%           0.94%
Year ended 7/31/03                                 $1.00       0.71%   $  177,390            0.81%           0.66%           0.91%
Six months ended 1/31/04+                          $1.00       0.12%*  $  142,327            0.82%**         0.23%**         0.91%**
====================================================================================================================================
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/99                                 $1.00       4.68%   $  856,286            0.38%           4.57%           0.62%
Year ended 7/31/00                                 $1.00       5.40%   $  871,657            0.38%           5.26%           0.62%
Year ended 7/31/01                                 $1.00       5.30%   $1,058,407            0.39%           5.08%           0.64%
Year ended 7/31/02                                 $1.00       1.92%   $1,143,352            0.41%           1.88%           0.64%
Year ended 7/31/03                                 $1.00       1.02%   $1,644,905            0.40%           0.98%           0.65%
Six months ended 1/31/04+                          $1.00       0.37%*  $  564,937            0.34%**         0.69%**         0.65%**
====================================================================================================================================
U.S. TREASURY MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.21%*  $   81,420            0.30%**         0.73%**         0.74%**
====================================================================================================================================
U.S. TREASURY MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.19%*  $1,045,781            0.37%**         0.66%**         0.81%**
====================================================================================================================================
U.S. TREASURY MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.16%*  $  143,589            0.47%**         0.56%**         0.91%**
====================================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                $1.00       3.06%   $  323,272            0.54%           3.00%           0.64%
Year ended 12/31/99                                $1.00       2.86%   $  292,619            0.53%           2.82%           0.63%
Year ended 12/31/00                                $1.00       3.73%   $  295,219            0.53%           3.67%           0.62%
1/1/01 to 7/31/01(c)                               $1.00       1.71%*  $  317,543            0.54%**         2.93%**         0.63%**
Year ended 7/31/02                                 $1.00       1.41%   $  292,618            0.54%           1.41%           0.65%
Year ended 7/31/03                                 $1.00       0.88%   $  247,805            0.54%           0.88%           0.67%
Six months ended 1/31/04+                          $1.00       0.29%*  $  207,519            0.54%**         0.58%**         0.67%**
====================================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
  FUND CLASS A SHARES
Year ended 12/31/98                                $1.00       3.06%   $      346            0.54%           3.02%           0.64%
Year ended 12/31/99                                $1.00       2.86%   $      658            0.53%           2.82%           0.63%
Year ended 12/31/00                                $1.00       3.70%   $      160            0.54%           3.44%           0.63%
1/1/01 to 7/31/01(c)                               $1.00       1.57%*  $      215            0.79%**         2.67%**         0.88%**
Year ended 7/31/02                                 $1.00       1.25%   $      177            0.70%           1.26%           0.91%
Year ended 7/31/03                                 $1.00       0.78%   $       19            0.64%           0.90%           0.92%
Six months ended 1/31/04+                          $1.00       0.24%*  $       25            0.64%**         0.48%**         0.92%**
====================================================================================================================================

                       See notes to financial highlights

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                             NET REALIZED
                                                NET ASSET                  AND UNREALIZED             LESS
                                                   VALUE,           NET            GAINS/    DISTRIBUTIONS
                                                BEGINNING    INVESTMENT     (LOSSES) FROM               TO
                                                OF PERIOD        INCOME       INVESTMENTS     SHAREHOLDERS
===========================================================================================================
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                               $1.00            --^               --               --^
10/1/98(d) to 7/31/99                               $1.00          0.03                --            (0.03)
Year ended 7/31/00                                  $1.00          0.04                --            (0.04)
Year ended 7/31/01                                  $1.00          0.03                --            (0.03)
Year ended 7/31/02                                  $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES (e)
Year ended 9/30/98                                  $1.00          0.03                --            (0.03)
10/1/98(d) to 7/31/99                               $1.00          0.03                --            (0.03)
Year ended 7/31/00                                  $1.00          0.03                --            (0.03)
Year ended 7/31/01                                  $1.00          0.03                --            (0.03)
Year ended 7/31/02                                  $1.00          0.01                --            (0.01)
Year ended 7/31/03                                  $1.00          0.01                --^           (0.01)
Six months ended 1/31/04+                           $1.00            --^               --^              --^
===========================================================================================================
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 1/31/04+                             $1.00            --^               --^              --^
===========================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
(c)  The Fund changed its fiscal year end to July 31 from December 31.
(d)  Reflects operations for the period from October 1, 1998 through July 31,
     1999.
(e) Information for the period prior to September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Municipal Money Market Fund.
+    Unaudited.
^    Amount less than $0.005.
*    Not annualized.
**   Annualized.


                       See notes to financial highlights

                                                                                                                   FIFTH THIRD FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                          ----------------------------------------------------------
                                                                                        RATIOS OF       RATIOS OF       RATIOS OF
                                                                              NET        EXPENSES             NET        EXPENSES
                                               NET ASSET                  ASSETS,              TO      INVESTMENT              TO
                                                  VALUE,                   END OF         AVERAGE          INCOME         AVERAGE
                                                  END OF      TOTAL        PERIOD             NET      TO AVERAGE             NET
                                                  PERIOD     RETURN       (000 'S)         ASSETS      NET ASSETS       ASSETS (a)
====================================================================================================================================
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                              $1.00       2.74%*  $    7,953            0.63%**         3.09%**         0.63%**
10/1/98(d) to 7/31/99                              $1.00       2.24%*  $   17,682            0.61%**         2.66%**         0.94%**
Year ended 7/31/00                                 $1.00       3.46%   $  100,995            0.31%           3.51%           0.83%
Year ended 7/31/01                                 $1.00       3.44%   $  190,268            0.29%           3.33%           0.74%
Year ended 7/31/02                                 $1.00       1.45%   $  249,280            0.34%           1.43%           0.77%
Year ended 7/31/03                                 $1.00       0.91%   $  199,439            0.42%           0.92%           0.78%
Six months ended 1/31/04+                          $1.00       0.35%*  $  183,408            0.38%**         0.69%**         0.79%**
====================================================================================================================================
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES (e)
Year ended 9/30/98                                 $1.00       2.74%   $   44,494            0.71%           2.88%           0.71%
10/1/98(d) to 7/31/99                              $1.00       2.18%*  $   26,715            0.75%**         2.60%**         1.19%**
Year ended 7/31/00                                 $1.00       3.40%   $   29,693            0.38%           3.33%           1.08%
Year ended 7/31/01                                 $1.00       3.37%   $   40,981            0.36%           3.26%           0.99%
Year ended 7/31/02                                 $1.00       1.38%   $   42,004            0.41%           1.35%           1.02%
Year ended 7/31/03                                 $1.00       0.80%   $   53,079            0.52%           0.80%           1.03%
Six months ended 1/31/04+                          $1.00       0.22%*  $   34,046            0.63%**         0.43%**         1.04%**
====================================================================================================================================
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.18%*  $       35            0.46%**         0.63%**         0.88%**
====================================================================================================================================
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.16%*  $       35            0.53%**         0.56%**         0.95%**
====================================================================================================================================
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 1/31/04+                            $1.00       0.14%*  $    3,886            0.63%**         0.49%**         1.05%**
====================================================================================================================================


                       See notes to financial statements

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER VOTE:

On November 6, 2003, two Special Meetings of the shareholders of the Fifth Third Funds were held concurrently to consider various proposals. The actual vote tabulations for the issues relevant to the Fifth Third Money Market Funds are as follows:

Proposal 2:

To elect five Trustees to the Board (four of whom are current Trustees and one of whom is a nominee) to serve until their successors are elected and qualified.

With respect to Proposal 2, the following numbers of shares of all Fifth Third Funds were voted in favor of the proposal and withheld from voting:

TRUSTEE                        IN FAVOR           WITHHELD             TOTAL
--------------------         -------------       ----------        -------------
Edward Burke Carey           5,263,058,664        9,312,837        5,272,371,500
David J. Durham              5,263,058,508        9,312,992        5,272,371,500
David J. Gruber              5,261,555,784       10,815,716        5,272,371,500
J. Joseph Hale, Jr.          5,261,314,941       11,056,559        5,272,371,500
John E. Jaymont              5,262,325,994       10,045,506        5,272,371,500


Proposal 3:

To approve an Amended and Restated Declaration of Trust.

With respect to Proposal 3, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                        BROKER
FUND                        IN FAVOR       AGAINST      ABSTAINED      NON-VOTES
---------------------    -------------   -----------   ----------    -----------
All Fifth Third Funds    4,196,023,137   74,258,154    11,706,826    990,383,384


Proposal 4b:

To approve a change to a fundamental investment limitation regarding inter-fund lending.

With respect to Proposal 4b, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                                                              BROKER
FUND                                                IN FAVOR            AGAINST           ABSTAINED          NON-VOTES
-----------------------------------------        -------------         ---------         ------------      -----------
Prime Money Market Fund                          1,243,872,473         7,256,207          4,191,395        370,484,851
Institutional Money Market Fund                    413,104,054         2,134,780                 --        193,064,317
Institutional Government Money Market Fund         408,477,150         1,146,837          3,526,691        111,672,807
Government Money Market Fund                       291,529,731         2,360,489          1,504,624        118,743,866
U.S. Treasury Money Market Fund                  1,016,722,829         8,386,715            555,694         35,166,984
Michigan Municipal Money Market Fund               172,070,563         1,133,312             60,084         68,176,969
Municipal Money Market Fund                        194,287,357           546,866          1,921,570         37,574,080

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Proposal 5:

To approve an Amended and Restated Investment Advisory Contract.

With respect to Proposal 5, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                                                              BROKER
FUND                                                IN FAVOR            AGAINST           ABSTAINED          NON-VOTES
-------------------------------------------      -------------        ----------          ---------        ------------
Prime Money Market Fund                          1,222,146,061        28,727,910          4,446,104        370,484,851
Institutional Money Market Fund                    413,012,092         2,226,742                 --        193,064,317
Institutional Government Money Market Fund         408,477,150         1,146,837          3,526,691        111,672,807
Government Money Market Fund                       292,451,024         2,008,494            935,326        118,743,866
U.S. Treasury Money Market Fund                    988,107,736        36,872,489            685,013         35,166,984
Michigan Municipal Money Market Fund               172,741,834           486,093             36,032         68,176,969
Municipal Money Market Fund                        193,691,072         1,144,646          1,920,075         37,574,080



Proposal 6b:

To approve a change to a fundamental investment limitation regarding diversification.

With respect to Proposal 6b, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                                                              BROKER
FUND                                                IN FAVOR            AGAINST           ABSTAINED          NON-VOTES
-------------------------------------------      -------------        ----------         ----------        -----------
Prime Money Market Fund                          1,243,153,737         7,437,887          4,728,451        370,484,851
Institutional Money Market Fund                    415,206,394            32,440                 --        193,064,317
Institutional Government Money Market Fund         409,068,533           555,454          3,526,691        111,672,807
Government Money Market Fund                       292,328,998         2,132,408            933,439        118,743,866
U.S. Treasury Money Market Fund                  1,011,956,874        13,336,381            371,983         35,166,984
Michigan Municipal Money Market Fund               172,053,090           403,455            807,414         68,176,969
Municipal Money Market Fund                        194,664,872           170,754          1,920,166         37,574,080

                       This page intentionally left blank.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                        Fifth Third Funds
Money Market Mutual Funds                3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------


Investment Advisor                       Fifth Third Asset Management, Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263
--------------------------------------------------------------------------------


Distributor                              Fifth Third Funds Distributor, Inc.
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------


Administrator, Transfer and Dividend     Fifth Third Bank
  Disbursing Agent, Accountant           38 Fountain Square Plaza
  and Custodian                          Cincinnati, Ohio 45263
--------------------------------------------------------------------------------


Sub-Administrator                        BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------


Sub-Transfer and Dividend Disbursing     BISYS Fund Services Ohio, Inc.
  Agent and Sub-Accountant               3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------


Independent Auditors                     PricewaterhouseCoopers LLP
                                         100 East Broad Street
                                         Suite 2100
                                         Columbus, Ohio 43215
--------------------------------------------------------------------------------

Logo:
Fifth Third Funds




3/04                                                                  SAR-MMF-04

Logo: Fifth Third Funds

               STOCK AND BOND MUTUAL FUNDS
               SEMI-ANNUAL REPORT TO SHAREHOLDERS

               ----------------
               JANUARY 31, 2004

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's webiste at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS
Economic Outlook and
Commentary Section ..................................   1

Management Discussion
   of Fund Performance

Small Cap Growth Fund ...............................   3
Mid Cap Growth Fund .................................   4
Quality Growth Fund .................................   5
Large Cap Core Fund .................................   6
Equity Index Fund ...................................   7
Balanced Fund .......................................   8
Micro Cap Value Fund ................................   9
Small Cap Value Fund ................................  10
Multi Cap Value Fund ................................  11
Disciplined Large
   Cap Value Fund ...................................  12
Fifth Third LifeModel
   Aggressive Fund SM ...............................  13
Fifth Third LifeModel Moderately
   Aggressive Fund SM ...............................  14
Fifth Third LifeModel
   Moderate Fund SM .................................  15
Fifth Third LifeModel Moderately
   Conservative Fund SM .............................  16
Fifth Third LifeModel
   Conservative Fund SM .............................  17
Strategic Income Fund ...............................  18
Select Stock Fund ...................................  19
Technology Fund .....................................  20
International Equity Fund ...........................  21
Bond Fund ...........................................  22
Intermediate Bond Fund ..............................  23
Short Term Bond Fund ................................  24
U.S. Government Bond Fund ...........................  25
Municipal Bond Fund .................................  26
Intermediate Municipal
   Bond Fund ........................................  27
Ohio Municipal Bond Fund ............................  28
Michigan Municipal Bond Fund ........................  29

Glossary of Terms ...................................  30

Schedules of Portfolio
   Investments ......................................  33

Notes to Schedules
   of Portfolio Investments .........................  85

Statements of Assets
   and Liabilities ..................................  92

Statements of
   Operations .......................................  97

Statements of Changes
   in Net Assets .................................... 102

Notes to Financial
   Statements ....................................... 120

Financial Highlights ................................ 130

Notes to Financial
   Highlights ....................................... 154

Supplemental Information ............................ 156


OUR MESSAGE TO YOU

LOGO APPEARS HERES

The returns for the last six months ended January 31, 2004 have been positive for investors. Returns from the major stock indexes over the last six months are firmly in double-digits and returns from the major bond indexes have been in the mid-single digits.

To illustrate:

(BAR CHART)

For the Six-Month period ended January 31, 2004

     15.22%        19.03%           22.67%          25.35%

    S&P 500(R)    S&P MidCap    Russel 2000(R)   MSCI EAFE(R)
     Index 1     400 Index 2       Index 3          Index 4

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE ABOVE GRAPH IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PERFORMANCE OF ANY FIFTH THIRD FUND.

Notice how the typically `riskier' stock styles--small caps and international (as represented by the Russell 2000(R) Index and the MSCI EAFE(R) Index)-- had the best relative returns during this time.

The environment for both stocks and bonds has been exemplary-low interest rates and low inflation mixed with rising GDP growth and corporate profits. The gross domestic product (GDP) 5 of the U.S. grew at an annualized rate of 6.2% during the second half of 2003, and corporate profits increased by 28.0% in the fourth quarter of 2003 (as represented by the S&P 500(R) Index). Both of these numbers were well above trend and we believe they may indicate a very strong pace for the economy. This is the type of environment where financial assets have thrived historically. We believe it is also an environment where investors may be rewarded for taking prudent risk.

We would normally expect bond yields to nudge upward in a time when economic growth and corporate profits are moving higher. However, bond yields have stayed at 40-year lows because the core inflation rate is staying at a 40-year low. Bond yields are also staying low because the Federal Reserve Board (the "Fed") continues to indicate that it can "be patient" in raising short-term interest rates from a 48-year low of 1.0%. Low bond yields have allowed the value of bonds and bond funds to move slightly higher over the past six months.

As we move into 2004, we believe the financial markets will be particularly attuned to the Presidential election, the direction of interest rates, and the ability of corporations to grow earnings. Estimates for economic activity in the U.S. generally have been rising over the past several months, and the Fed itself appears to believe that the economy could grow 4.5% to approximately 5.0% in 2004. The Fed also appears to expect inflation to remain very subdued at 1.0% to 1.3%. We see no reason to deviate from this view.

A strong economy combined with low inflation generally provides a positive backdrop for financial assets. However, we believe what worked in the last rebound probably will not work this year. Therefore, our focus is on securities in the higher quality areas ignored in the rally of 2003. We anticipate that fundamentals will be key, and we see further expansion of profits by U.S. companies.

For investors, we believe conditions are positive and attention to the fundamentals is critical.

Thank you for your continued confidence in the Fifth Third Family of Funds.



/s/Keith Wirtz
Keith Wirtz, CFA
Chief Investment Officer


/s/John Augustine
John Augustine, CFA
Director of Investment Strategy

THE FOREGOING INFORMATION AND OPINIONS ARE FOR GENERAL INFORMATION ONLY. FIFTH THIRD ASSET MANAGEMENT, INC. DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS, NOR ASSUME LIABILITY FOR ANY LOSS, WHICH MAY RESULT FROM THE RELIANCE BY ANY PERSON UPON ANY SUCH INFORMATION OR OPINIONS. SUCH INFORMATION AND OPINIONS ARE SUBJECT TO CHANGE WITHOUT NOTICE, ARE FOR GENERAL INFORMATION ONLY AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY OR OFFERING OF INDIVIDUAL OR PERSONALIZED INVESTMENT ADVICE.

TERMS AND DEFINITIONS
--------------------------------------------------------------------------------
1 STANDARD & POOR'S 500(R) Index ("s&P 500(R) INDEX" ) IS COMPRISED OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

2 STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MIDCAP 400 INDEX") IS COMPRISED OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE (MEDIAN MARKET CAPITALIZATION OF $676 MILLION), LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

3 THE RUSSELL 2000(R) INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES FOUND IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. THE COMPANIES WHICH COMPRISE THIS INDEX HAVE HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

4 THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE)(R) INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY.

THE ABOVE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

5 THE GROSS DOMESTIC PRODUCT MEASURES THE MARKET VALUE OF THE GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE UNITED STATES.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND

The Fifth Third Small Cap Growth Fund (Institutional Shares) modestly underperformed its index for the six months ended January 31, 2004. The Fund's positions in technology, health-care, and consumer discretionary stocks contributed the most to the positive return while the energy, utility, and consumer staples sectors contributed the least.++

The underperformance for the period resulted from the Fund underperforming the Russell 2000(R) Index during January 2004. During the month, the best performing stocks in the benchmark were those companies that are losing money, trade for less than $5 per share, and have the highest valuation characteristics. We have typically invested in the higher quality growth companies and did not have enough exposure to the month's low quality/better performers.

For the period, the best performing small cap growth stocks were those with higher market capitalization, greater liquidity, higher growth estimates, and the highest valuation characteristics. Based on our belief that this current economic recovery may persist, we continue to overweight the technology, industrial, and consumer discretionary sectors and underweight the utilities and consumer staples sectors. We believe that, long term, our shareholders may be best served by owning those companies that are fundamentally sound, offer persistent double digit earnings growth rates, and have near term positive earnings momentum.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                            SIX
                          MONTH++++    1 YEAR       5 YEAR        10 YEAR
                          -------      ------       ------        -------
Institutional              21.66%       50.78%       6.17%         8.66%
--------------------------------------------------------------------------------
Class A*                   15.50%       42.93%       4.81%         7.85%
--------------------------------------------------------------------------------
Class B**                  16.09%       44.30%       4.76%         7.57%
--------------------------------------------------------------------------------
Class C**                  20.07%       49.38%       5.10%         7.58%
--------------------------------------------------------------------------------
Advisor                    21.42%       50.10%       5.62%         8.11%
--------------------------------------------------------------------------------
Russell 2000(R)
Growth Index 1             21.81%       60.71%       1.01%         5.70%
--------------------------------------------------------------------------------
Lipper Small-Cap Core
Funds Average 1            22.63%       53.76%       11.12%        10.42%
--------------------------------------------------------------------------------

 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

 FOR THE PERIOD PRIOR TO OCTOBER, 29, 2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001.THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

 ++++AGGREGATE TOTAL RETURN.

 *REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

 **REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

 1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.


TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++


Urban Outfitters, Inc. ....................................... 1.49%

Oshkosh Truck Corp. .......................................... 1.39%

Advanced Digital Information Corp. ........................... 1.23%

Cooper Cos., Inc. ............................................ 1.20%

Varian Semiconductor Equipment Associates, Inc. .............. 1.10%

LTX Corp. .................................................... 1.10%

Altiris, Inc. ................................................ 1.07%

Wintrust Financial Corp. ..................................... 1.07%

Benchmark Electronics, Inc. .................................. 1.07%

First Bancorp Puerto Rico .................................... 1.06%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND

The Fifth Third Mid Cap Growth Fund returned 15.39% (Institutional Shares) for the period but underperformed its primary benchmark. The primary benchmark for the Fund, the Russell MidCap(R) Growth Index returned 19.88%.

The move in the markets was very broad with all ten economic sectors within the Russell MidCap(R) Growth Index posting returns greater than 15% during the period.The Fund held an overweight position in information technology throughout the period, which added significantly to the Fund's strong absolute returns. Our process of identifying and investing in the highest quality, mid cap growth stocks hurt our relative performance during the period as the stocks of smaller, higher risk, lower quality companies, especially those with negative earnings, performed best during the period.++

Good stock selection in the consumer discretionary, energy, and industrial sectors helped boost relative performance as our holdings in those sectors outperformed those of the benchmark indices. In addition, the Fund held an overweight position relative to its benchmark in shares of information technology stocks, which performed better than most other stocks during the period. Our stock selection within the information technology sector detracted from relative performance as shares of the lower quality, higher risk stocks within the sector performed best during the period. Our process of focusing on higher quality companies caused us to underweight these types of stocks in the portfolio. In addition, significant weightings in the strong performing financial services sector boosted returns for the Fund during the period.++

The Fund was hurt by our investments in the higher quality and somewhat larger companies in the mid cap universe. We believed that such stocks would perform well as the turmoil after the Iraq war impacted business decision-making and investor psychology. However, the anticipated economic recovery was considerably quicker and more robust than we expected and the larger, higher quality stocks underperformed the index during the period.The portfolio holdings in the information technology sector, although posting very robust returns of nearly 20% during the period, underperformed those held in the benchmark indices.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 MID CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MID-SIZE COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MID-SIZE COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

 THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                         SIX
                        MONTH++++      1 YEAR        5 YEAR       10 YEAR
                        -------        ------        ------       -------
Institutional            15.39%         42.11%        3.03%        8.71%
--------------------------------------------------------------------------------
Class A*                  9.57%         34.68%        1.70%        7.98%
--------------------------------------------------------------------------------
Class B**                 9.84%         35.70%        1.60%        7.56%
--------------------------------------------------------------------------------
Class C**                13.95%         40.79%        2.03%        7.72%
--------------------------------------------------------------------------------
Advisor                  15.20%         41.50%        2.51%        8.28%
--------------------------------------------------------------------------------
Russell MidCap(R)
Growth Index 1           19.88%         48.89%        2.07%        9.48%
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Average 1          16.28%         41.74%        2.30%        8.00%
--------------------------------------------------------------------------------

 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

 THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

 ++++AGGREGATE TOTAL RETURN.
 *REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
 **REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

 1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

 Jabil Circuit, Inc. .........................................  2.50%

 Forest Laboratories, Inc. ...................................  2.39%

 T. Rowe Price Group, Inc. ...................................  2.33%

 International Rectifier Corp. ...............................  2.30%

 Caremark Rx, Inc. ...........................................  2.17%

 Varian Medical Systems, Inc. ................................  2.14%

 SunGard Data Systems, Inc. ..................................  2.04%

 Biomet, Inc. ................................................  2.00%

 Fiserv, Inc. ................................................  1.92%

 Fastenal Co. ................................................  1.89%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND

For the six-month period ended January 31, 2004, the Fifth Third Quality Growth Fund (Institutional Shares) returned 14.55% outperforming its primary benchmark. The primary benchmark, the Russell 1000(R) Growth Index returned 14.23% and the secondary benchmark, the S&P 500(R) Index returned 15.22%.

The Fund performed well based on our emphasis on companies with strong earnings growth that on average were modestly smaller in market capitalization than the companies in the benchmark. The high quality nature of the Fund's holdings detracted from performance during the period, as the lower quality stocks were generally superior performers.
Performance was boosted by overweight positions in the information technology, energy, and industrial sectors and by underweight positions in the health care and consumer staples sectors. Performance suffered from an overweight position in the consumer discretionary sector and underweight position in the telecommunications and utilities sectors.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                           SIX
                          MONTH++++   1 YEAR       5 YEAR       10 YEAR
                          -------     ------       ------       -------
Institutional               14.55%      38.84%       -2.06%       9.93%
--------------------------------------------------------------------------------
Class A*                     8.66%      31.53%       -3.30%       9.22%
--------------------------------------------------------------------------------
Class B**                    9.04%      32.42%       -3.42%       8.79%
--------------------------------------------------------------------------------
Class C**                   12.96%      37.44%       -2.95%       9.02%
--------------------------------------------------------------------------------
Advisor                     14.23%      38.15%       -2.54%       9.51%
--------------------------------------------------------------------------------
Russell 1000(R)
Growth Index 1              14.23%      35.69%       -5.81%       9.18%
--------------------------------------------------------------------------------
S&P 500(R)Index 1           15.22%      34.55%       -1.02%      10.89%
--------------------------------------------------------------------------------
Lipper Large-Cap Core
Funds Average 1             13.40%      30.96%       -2.17%       8.59%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Cisco Systems, Inc. ..........................................  4.55%

Intel Corp. ..................................................  4.21%

Agilent Technologies, Inc. ...................................  3.97%

Mellon Financial Corp. .......................................  3.84%

Texas Instruments, Inc. ......................................  3.38%

Analog Devices, Inc. .........................................  3.30%

Home Depot, Inc. .............................................  3.28%

Microsoft Corp. ..............................................  3.14%

Goldman Sachs Group, Inc. ....................................  3.12%

Anthem, Inc. .................................................  2.94%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND

For the six-month period ended January 31, 2004, the Fifth Third Large Cap Core Fund returned 14.76% (Institutional Shares), underperforming the Russell 1000(R) Index which returned 15.52%.

During the period, smaller and lower quality companies continued to outperform their larger, higher quality brethren. For example, the 100 largest companies by capitalization in the S&P 500(R) experienced an average gain of 13.3% for the six months ended January 31, 2004.This pales in comparison to the return of 28.5% for the 100 smallest companies in the S&P 500. Of the approximately 1600 companies rated by S&P, those companies rated the highest (with an A+ rating) averaged a return of 13.03% for the period, while those companies with the lowest quality ratings (B- and C&D) had much higher returns of 23.3% and 36.3%, respectively. The slight underper-formance versus the index can be attributed to the Fund's bias towards the larger and higher quality companies.

In the Fifth Third Large Cap Core Fund, we have been focusing our efforts on identifying and purchasing some of the smaller, high quality companies in the S&P 500(R) Index to dilute the Fund's historical orientation towards the larger companies in the Index.While broadening the capitalization range of securitieS in the portfolio, we will continue to emphasize quality companies for the portfolio's holdings. During the period, we consolidated the number of holdings from 203 to 145 holdings at the end of July.The portfolio is still well diversified across sectors and industries and we believe better positioned to potentially capture the benefits of increased earnings and valuations of the securities now held.++

Over the last six months we have consistently been overweight in the financial, energy, technology, and consumer discretionary sectors of the S&P 500(R) Index, though we are becoming more cautious with the technology sector as it has appreciated considerably. We have also been consistently underweight in the consumer staples and industrial sectors of the S&P 500. The Fund benefited from our overweighting in the technology sector as tech companies were generally exceeding earnings estimates and issuing favorable outlooks, causing prices to appreciate considerably. Performance was also impacted positively by underweighting consumer staples stocks although some stocks in the sector did quite well for the portfolio.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                        SIX
                       MONTH++++      1 YEAR        5 YEAR       10 YEAR
                       -------        ------        ------       -------

Institutional           14.76%         32.21%        -2.88%       8.52%
--------------------------------------------------------------------------------
Class A*                 8.79%         25.30%        -4.10%       7.73%
--------------------------------------------------------------------------------
Class B**                9.20%         25.95%        -4.20%       7.42%
--------------------------------------------------------------------------------
Class C**               13.19%         30.96%        -3.86%       7.43%
--------------------------------------------------------------------------------
Russell 1000(R)
Index1                  15.52%         35.65%        -0.46%      10.87%
--------------------------------------------------------------------------------
S&P 500(R)Index 1       15.22%         34.55%        -1.02%      10.89%
--------------------------------------------------------------------------------
Lipper Large-Cap Core
Funds Average 1         13.40%         30.96%        -2.17%       8.59%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE.THE INCEPTION DATE OF CLASS B AND CLASS C SHARES IS OCTOBER 29, 2001.THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Microsoft Corp. ..............................................  3.34%

Exxon Mobil Corp. ............................................  3.07%

Citigroup, Inc. ..............................................  2.92%

Intel Corp. ..................................................  2.39%

Cisco Systems, Inc. ..........................................  2.25%

Bank of America Corp. ........................................  1.74%

General Electric Corp. .......................................  1.55%

Verizon Communications, Inc. .................................  1.53%

ChevronTexaco Corp. ..........................................  1.44%

J.P. Morgan Chase & Co. ......................................  1.37%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND

The Fifth Third Equity Index Fund's (Institutional Shares) slightly underperformed the S&P 500(R) Index for the six-month period ending January 31, 2004. Because the Fund seeks to mirror the performance of its benchmark, the Fund is positioned neutrally against the S&P 500(R) Index. Underperformance is expecteD to be, and was, attributed to the impact of Fund expenses.

The top-performing sectors of the index during the period, and their respective sector weights, were information technology (22.8%), energy (20.8%), and industrials (18.0%). The worst performing sectors were health care (7.5%), consumer staples (10.2%), and telecommunications (13.3%).++

The S&P 500(R) Index averages 29 additions and deletions of companies in the Index per year. During the last six months, there were only three additions/deletions to the Index. Typically, we have been able to add value to the return of the Fund by buying stocks that are being added to or selling stocks that are being deleted from the Index at a better price than the S&P strike price (the price at which a stock is added to or deleted from the Index.) Since there were substantially fewer additions/deletions in the Index during the period, we had fewer opportunities to add value to the Fund.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 THE PERFORMANCE OF THE FUND IS EXPECTED TO BE LOWER THAN THAT OF THE S&P 500(R) INDEX BECAUSE OF FUND FEES AND EXPENSES. SECURITIES IN WHICH THE FUND WILL INVEST MAY INVOLVE SUBSTANTIAL RISK AND MAY BE SUBJECT TO SUDDEN AND SEVERE PRICE DECLINES. IT IS IMPORTANT TO REMEMBER THAT THERE ARE RISKS ASSOCIATED WITH INDEX INVESTING, INCLUDING THE POTENTIAL RISK OF MARKET DECLINE, AS WELL AS THE RISKS ASSOCIATED WITH INVESTING IN SPECIFIC COMPANIES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                          SIX
                         MONTH++++        1 YEAR       5 YEAR       10 YEAR
                         -------          ------       ------       -------
Institutional             14.93%           34.01%       -1.37%       10.38%
--------------------------------------------------------------------------------
Class A*                   9.08%           27.00%       -2.63%        9.57%
--------------------------------------------------------------------------------
Class B**                  9.37%           27.77%       -2.73%        9.32%
--------------------------------------------------------------------------------
Class C**                 13.36%           32.72%       -2.35%        9.33%
--------------------------------------------------------------------------------
Advisor                   14.69%           33.42%       -1.84%        9.89%
--------------------------------------------------------------------------------
Select                    14.84%           33.85%       -1.45%       10.33%
--------------------------------------------------------------------------------
Preferred                 14.86%           33.83%       -1.51%       10.27%
--------------------------------------------------------------------------------
Trust                     14.81%           33.71%       -1.61%       10.16%
--------------------------------------------------------------------------------
S&P 500(R)Index 1         15.22%           34.55%       -1.02%       10.89%
--------------------------------------------------------------------------------
Lipper S&P 500(R) Index
Funds Average 1           14.86%           33.66%       -1.56%       10.45%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE.THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. THE INCEPTION DATE FOR THE SELECT, PREFERRED AND TRUST SHARES IS OCTOBER 20, 2003. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF THE SELECT, PREFERRED AND TRUST SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR SELECT, PREFERRED AND TRUST SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

General Electric Corp. .......................................  3.14%

Microsoft Corp. ..............................................  2.78%

Pfizer, Inc. .................................................  2.60%

Exxon Mobil Corp. ............................................  2.51%

Citigroup, Inc. ..............................................  2.38%

Wal-Mart Stores, Inc. ........................................  2.17%

Intel Corp. ..................................................  1.86%

American International Group, Inc. ...........................  1.69%

Cisco Systems, Inc. ..........................................  1.65%

IBM Corp. ....................................................  1.59%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND

The Fifth Third Balanced Fund underperformed its benchmarks for the six-month period ended January 31, 2004. The Fund benchmarks are the S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index. The Fund is typically weighted about 60% towards equities and 40% towards cash and fixed income instruments.

For the equity portion, performance was enhanced by exposure to the cyclically oriented sectors and strong equity selection within healthcare. Industrial stocks were especially strong over the period as many companies in these sectors were well positioned to report strong earnings with improvements in revenue. The U.S. economy was clearly experiencing a post-war recovery with year over year earnings growth of 28%.++

Energy and technology were also strong over this period. Commodity prices gained ground in both the oil and natural gas areas as China emerged as a persistent source of oil demand. Technology earnings were very strong as both the consumer and corporate IT budgets helped unit demand in this important area. The most aggressive growth and smallest equity names appreciated the most in this momentum-driven environment.

The Fund's underperformance in the period was due to our holdings in the financial sector. The equity market's aggressive tone favored exposure to brokers and credit card companies, not areas of exposure for the Fund. The Fund's exposure to insurance, asset managers and large cap banks, while adding value, did not appreciate in line with these more aggressive areas over this six month time frame.

For the fixed income portion of the Fund, the Institutional Shares of the portfolio modestly underperformed the Lehman Brothers Aggregate Bond Index due to our underexposure to BBB rated corporate bonds and to agency bonds. The bond portfolio was aided by overweight allocations to corporate bonds and asset-backed securities as well as by superior security selection in mortgage-backed securities. We believed that corporate bonds had historically inexpensive valuations and that they would benefit from increased corporate profitability. In addition to superior yield, asset-backed securities also provide a better risk/return profile than other bonds.++

We held the weighting in mortgage-backed securities at a position neutral to the benchmark due to valuation concerns. The specific mortgage pools purchased throughout 2003 turned in an exceptional performance because they were less pre-payment sensitive than generic mortgage pools. These positive performance attributions were partially offset by the decision to slightly underweight agencies due to rich valuations.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                              SIX
                             MONTH++++    1 YEAR      5 YEAR     10 YEAR
                             -------      ------      ------     -------
Institutional                  8.99%        18.52%       0.45%     7.92%
--------------------------------------------------------------------------------
Class A*                       3.43%        12.35%      -0.85%     7.23%
--------------------------------------------------------------------------------
Class B**                      3.43%        12.39%      -0.96%     6.80%
--------------------------------------------------------------------------------
Class C**                      7.45%        17.33%      -0.46%     6.99%
--------------------------------------------------------------------------------
Advisor                        8.75%        17.86%      -0.20%     7.31%
--------------------------------------------------------------------------------
S&P 500(R)Index 1             15.22%        34.55%      -1.02%    10.89%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1         4.49%         4.85%       6.64%     6.89%
--------------------------------------------------------------------------------
Lipper Balanced
Funds Average 1               11.01%        22.47%       2.26%     7.93%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

IBM Corp. ....................................................  2.45%

Bank of America Corp. ........................................  2.34%

Emerson Electric Corp. .......................................  2.29%

Check Point Software Technologies Ltd. .......................  2.11%

Dover Corp. ..................................................  2.07%

Omnicom Group, Inc. ..........................................  1.92%

Microsoft Corp. ..............................................  1.86%

General Electric Corp. .......................................  1.86%

Medco Health Solutions, Inc. .................................  1.85%

Wal-Mart Stores, Inc. ........................................  1.78%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND

The six-month period ended January 31, 2004 continued to be sanguine for smaller capitalization equities, with the Russell 2000(R) Index outperforming the larger cap oriented Russell 1000(R) Index1 by approximately 7 percentage points. Given that smaller caps have historically performed well as our economy recovers, this is what we expected.

The Fifth Third Micro Cap Value Fund did extremely well in this environment, as it is focused on the smaller end of the small cap arena. With a return of 31.81% (Institutional Shares), the Fifth Third Micro Cap Value Fund handily outperformed the Russell 2000(R) Value Index which returned 23.53%.

The Fund benefited by being overweighted in the technology, healthcare and materials sectors which performed well during the period. These sectors had become severely oversold during the last couple of years enabling the fund to accumulate positions in attractive areas at bargain prices which allowed the fund to benefit as prices rebounded to more accurately reflect true value.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MICRO-CAP COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MICRO-CAP STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

 THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                    INCEPTION    SIX                           SINCE
                      DATE      MONTH++++ 1 YEAR    5 YEAR    INCEPTION
                      ----      -------   ------    ------    ---------
Institutional        2/1/98     31.81%    77.77%    19.67%    17.17%
-----------------------------------------------------------------------
Class A*             2/1/98     25.12%    68.48%    18.29%    16.07%
-----------------------------------------------------------------------
Class B**            2/1/98     26.34%    71.22%    18.48%    16.12%
-----------------------------------------------------------------------
Class C**            2/1/98     30.34%    76.22%    18.98%    16.54%
-----------------------------------------------------------------------
Advisor              2/1/98     31.65%    77.23%    19.26%    16.77%
-----------------------------------------------------------------------
Russell 2000(R)
Value Index 1                   23.53%    55.45%    13.57%    9.87%
-----------------------------------------------------------------------
Lipper Small-Cap
Value Funds Average 1           22.01%    50.96%    13.96%    9.82%
-----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM..

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998.THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Symmetricom, Inc. ............................................  2.55%

Bassett Furniture Industries, Inc. ...........................  1.75%

SonicWALL, Inc. ..............................................  1.67%

Brush Wellman, Inc. ..........................................  1.57%

Comstock Resources, Inc. .....................................  1.55%

Stepan Co. ...................................................  1.43%

Pharmacopeia, Inc. ...........................................  1.41%

Material Sciences Corp. ......................................  1.30%

Sea Containers, Ltd. .........................................  1.23%

Hologic, Inc. ................................................  1.19%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND

For the six months ended January 31, 2004, the Fifth Third Small Cap Value Fund underperformed the Russell 2000(R) Value Index.

The Fund's underperformance can largely be explained by poorer than expected results in the energy and materials sectors. During the period, the Fund held overweight positions in energy, materials, information technology, and healthcare, while maintaining underweight positions in financials, consumer discretionary, and industrials. We have recently purchased names in the consumer cyclical and insurance sectors and have reduced exposure to materials stocks.++

We believe the strong absolute performance of both the Fund and the index during the six-month period reflects investor enthusiasm for small cap stocks. We will continue to focus our investments in securities that we believe are undervalued relative to their more normalized earning potential.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AGGREGATE TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                      INCEPTION         SIX         SINCE
                        DATE           MONTHS     INCEPTION
                        ----           ------     ---------
Institutional          4/1/03          21.13%      41.57%
--------------------------------------------------------------------------------
Class A*               4/1/03          14.97%      34.19%
--------------------------------------------------------------------------------
Class B**              4/1/03          15.59%      35.44%
--------------------------------------------------------------------------------
Class C**              4/1/03          19.41%      39.24%
--------------------------------------------------------------------------------
Advisor                4/1/03          20.84%      40.98%
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index 1                          23.53%      59.16%
--------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Average 1                   22.63%      56.77%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Lawson Software, Inc. ........................................  1.61%

Steris Corp. .................................................  1.56%

Hecla Mining Co. .............................................  1.45%

URS Corp. ....................................................  1.44%

Henry Schein, Inc. ...........................................  1.37%

Cooper Tire & Rubber Co. .....................................  1.36%

Energy Partners, Ltd. ........................................  1.36%

Gardner Denver, Inc. .........................................  1.35%

Independence Community Bank Corp. ............................  1.31%

RPM International, Inc. ......................................  1.31%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND

The Fifth Third Multi Cap Value Fund performed well during the last six months with a positive return of 23.79% (Institutional Shares), significantly ahead of its benchmark the Russell 3000(R) Value Index, which returned 17.35%.

The significant positions the Fund established in depressed technology stocks over the past couple of years benefited the portfolio as many of these stocks rebounded from their lows the past couple of quarters.

The diversification the Fund has had across the capitalization spectrum was also positive, as the Fund was able to participate in the outperformance of smaller cap stocks.

While the Fund continues to be well diversified across the capitalization spectrum we have seen a larger portion of new purchases being made in the mid- and large-cap sectors than was the case over the last few years. In addition, we have taken advantage of the apparent recovery in technology shares, lightening up on several of the holdings in that area.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                        SIX
                       MONTH++++      1 YEAR        5 YEAR       10 YEAR
                       -------        ------        ------       -------
Institutional            23.79%         50.34%        12.97%       12.02%
--------------------------------------------------------------------------------
Class A*                 17.49%         42.48%        11.48%       11.28%
--------------------------------------------------------------------------------
Class B**                18.15%         43.98%        12.02%       11.67%
--------------------------------------------------------------------------------
Class C**                22.18%         48.85%        12.26%       11.67%
--------------------------------------------------------------------------------
Advisor                  23.51%         49.67%        12.52%       11.79%
--------------------------------------------------------------------------------
Russell 3000(R)
Value Index 1            17.35%         36.97%         4.43%       11.65%
--------------------------------------------------------------------------------
Russell MidCap(R)
Value Index 1            21.51%         45.75%         9.81%       13.01%
--------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average 1          17.27%         36.43%         5.08%       10.72%
--------------------------------------------------------------------------------

 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989.THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES.THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Transocean, Inc. .............................................  1.74%

Novell, Inc. .................................................  1.56%

Honeywell International, Inc. ................................  1.55%

Humana, Inc. .................................................  1.43%

Borg Warner, Inc. ............................................  1.43%

SUPERVALU, Inc. ..............................................  1.42%

Harris Corp. .................................................  1.35%

CIGNA Corp. ..................................................  1.33%

Schlumberger Ltd. ............................................  1.32%

Liberty Media Corp., Class A .................................  1.30%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND

The Fifth Third Disciplined Large Cap Value Fund returned 17.14% (Institutional Shares) for the period ended January 31, 2004 compared with 16.86% for the Russell 1000(R) Value Index.

The Fund was overweighted in the industrials, materials, health care, energy and consumer discretionary sectors during the period, relative to the Russell 1000(R) Value index. The overweight in energy helped performance, as energy was the second best performing sector. The overweight in health care hurt performance, as this was the worst performing sector. The Fund was underweighted in the financial, telecommunications, utility and consumer staples sectors. The underweight in telecommunications helped performance, as this was the second worst performing sector. The underweight in consumer staples hurt performance, as this was the third best performing sector.++

As doubts about the economic outlook faded in the face of vigorous growth and robust earnings gains, cyclical stocks with smaller market capitalization and above average financial leverage continued the outperformance they have exhibited since the market low in March of last year. We believe a strong and sustainable economic expansion is now the consensus view and largely reflected in stock prices. We also believe more defensive, higher quality stocks are likely to perform better on a relative basis. Accordingly, some shifts have been made out of cyclical sectors, such as information technology and consumer discretionary, into defensive sectors, such as consumer staples and utilities.

We continue to focus on low expectation, out-of-favor stocks, characterized by low price/earnings ratios, high yields and low price/book ratios.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                          SIX
                         MONTH++++    1 YEAR        5 YEAR       10 YEAR
                         -------      ------        ------       -------
Institutional            17.14%       41.31%        2.71%        10.32%
--------------------------------------------------------------------------------
Class A*                 11.12%       33.90%        1.38%         9.59%
--------------------------------------------------------------------------------
Class B**                11.55%       34.88%        1.51%         9.30%
--------------------------------------------------------------------------------
Class C**                15.50%       39.67%        1.74%         9.32%
--------------------------------------------------------------------------------
Russell 1000(R)
Value Index 1            16.86%       35.60%        3.76%        11.66%
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Average 1          14.88%       31.62%        3.27%        9.31%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 27, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT WAIVERS OR REIMBURSEMENTS).THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES.THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS.THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND JANUARY 27, 1997, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Honeywell International, Inc. ................................  3.71%

Carnival Corp. ...............................................  3.32%

Dow Chemical Co. .............................................  3.32%

ConocoPhillips ...............................................  3.24%

General Dynamics Corp. .......................................  3.18%

J.P. Morgan Chase & Co. ......................................  3.01%

CVS Corp. ....................................................  2.88%

Merrill Lynch & Co., Inc. ....................................  2.82%

Hartford Financial Services Group, Inc. ......................  2.79%

KeyCorp. .....................................................  2.77%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM

The last six months were an exceptionally strong period for stocks, with the Wilshire 5000 Index returning 16.38%. Small cap and international stocks led the charge followed by mid cap and large cap stocks. The catalyst for stocks was strong earnings, low interest rates, and a very accommodative Federal Reserve.

The FifthThird LifeModel Aggressive Fund SM maintained a heavy bias towards stock funds with moderate representation in small cap and international funds. The Fund had an average equity allocation of approximately 96% during the period. Equity fund holdings were evenly split between value and growth and were weighted towards large cap stock funds. With interest rates at historical lows, the bond fund holdings were weighted towards short and intermediate term funds in anticipation of a potential rise in interest rates.++

The Fund outperformed its primary benchmark, the Wilshire 5000 Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                               INCEPTION      SIX                     SINCE
                                 DATE        MONTH++      1 YEAR    INCEPTION
                                 ----        -------      ------    ---------
Institutional                   8/1/02        17.75%       41.24%      21.61%
--------------------------------------------------------------------------------
Class A*                        8/1/02        11.67%       33.75%      17.14%
--------------------------------------------------------------------------------
Class B**                       8/1/02        12.15%       34.73%      17.85%
--------------------------------------------------------------------------------
Class C**                       8/1/02        16.21%       39.81%      20.40%
--------------------------------------------------------------------------------
Wilshire 5000 Index 1                         16.38%       38.05%      19.91%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1                 3.51%        5.00%       6.76%
--------------------------------------------------------------------------------
Blended Index2                                15.07%       34.44%      18.70%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1Please refer to the Glossary of Terms for additional information.
2The Blended Index is a hypothetical unmanaged index comprised of 90% Wilshire
 5000 Index and 10% Lehman Brothers Intermediate Government/Credit Bond Index. The blended index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 90/10 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the Prospectus.


FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(BAR CHART)

Fifth Third Quality
Growth Fund                           26.6%

Fifth Third Disciplined
Large Cap Value Fund                  26.5%

Fifth Third Mid
Cap Growth Fund                       10.3%

Fifth Third Multi
Cap Value Fund                        10.3%

Fifth Third
International
Equity Fund                            7.9%

Fifth Third Small
Cap Value Fund                         7.0%

Fifth Third Small
Cap Growth Fund                        7.0%

Fifth Third
Intermediate
Bond Fund                              2.6%

Fifth Third Prime
Money Market Fund                      1.8%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY AGGRESSIVE FUND SM

The last six months were an exceptionally strong period for stocks, with the Wilshire 5000 Index returning 16.38%. Small cap and international stocks led the way followed by mid cap and large cap stocks. The catalyst for stocks was strong earnings, relatively low bond yields, and a very accommodative Federal Reserve.

The Fifth Third LifeModel Moderately Aggressive Fund SM maintained a significant bias towards stock funds with moderate representation in small cap and international funds. The Fund's average allocation during the period was approximately 76% to stock funds, 23% to bond funds, with the remainder in cash. Equity fund holdings were evenly split between value and growth and were weighted towards large cap equities. With interest rates at long time lows, the bond fund holdings were weighted towards short and intermediate term funds in anticipation of a potential rise in interest rates.++

Due to the moderate exposure to fixed income securities, the Fund underperformed its primary benchmark, the Wilshire 5000 Index, which is an equity only index.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                              INCEPTION     SIX                      SINCE
                                DATE       MONTH++++    1 YEAR     INCEPTION
                                ----       -------      ------     ---------
Institutional                   8/1/02      14.42%       32.04%      21.29%
--------------------------------------------------------------------------------
Class A*                        8/1/02       8.61%       25.25%      16.95%
--------------------------------------------------------------------------------
Class B**                       8/1/02       8.83%       25.95%      17.68%
--------------------------------------------------------------------------------
Class C**                       8/1/02      12.80%       30.87%      20.11%
--------------------------------------------------------------------------------
Wilshire 5000 Index 1                       16.38%       38.05%      19.91%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1               3.51%        5.00%       6.76%
--------------------------------------------------------------------------------
Blended Index2                              12.46%       27.42%      16.21%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1Please refer to the Glossary of Terms for additional information.
2The Blended Index is a hypothetical unmanaged index comprised of 70% Wilshire
 5000 Index and 30% Lehman Brothers Intermediate Government/Credit Bond Index. The blended index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 70/30 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the Prospectus.


FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(BAR CHART)

Fifth Third Disciplined
Large Cap Value Fund                  21.2%

Fifth Third Quality
Growth Fund                           21.0%

Fifth Third
Intermediate
Bond Fund                             11.0%

Fifth Third Multi
Cap Value Fund                         8.9%

Fifth Third Mid
Cap Growth Fund                        8.8%

Fifth Third Short
Term Bond Fund                         8.0%

Fifth Third
International
Equity Fund                            5.9%

Fifth Third Small
Cap Value Fund                         4.9%

Fifth Third Small
Cap Growth Fund                        4.9%

Fifth Third
Bond Fund                              4.0%

Fifth Third Prime
Money Market Fund                      1.4%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFE MODEL
MODERATE FUND SM


The last six months were more exceptional for stock investors than bond investors, but both groups performed positively nonetheless. The primary benchmark for the Fund, the Wilshire 5000 Index, returned 16.38%. The bond benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index returned 3.51%. The catalysts for stocks were strong earnings, relatively low bond yields, and a very accommodative Federal Reserve. Total return for bonds were the result of bond yields moving slightly lower from 40-year lows in the core inflation rate.

The Fifth Third LifeModel Moderate Fund SM maintained a slight bias towards stock funds over bond funds. A small allocation to small cap and international equity funds was beneficial as these were the two best performing asset classes during the period. The Fund was well diversified across large cap, mid cap, and small cap equity funds with an equal allocation to value and growth funds.

The Fund's average allocation during the period was approximately 56% to stock funds, 42% to bond funds, with the remainder in cash. With interest rates at long time lows, the bond fund holdings were heavily weighted towards short and intermediate term funds in anticipation of a potential rise in interest rates.++

Due to the significant exposure to fixed income securities, the Fund underperformed its primary benchmark, the Wilshire 5000 Index, which is an equity only index.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                               INCEPTION       SIX                  SINCE
                                 DATE        MONTH++++  1 YEAR    INCEPTION
                                 ----        -------    ------    ---------
Institutional                    8/1/02       11.29%      24.11%      14.88%
--------------------------------------------------------------------------------
Class A*                         8/1/02        5.50%      17.58%      10.75%
--------------------------------------------------------------------------------
Class B**                        8/1/02        5.78%      17.84%      11.27%
--------------------------------------------------------------------------------
Class C**                        8/1/02        9.73%      22.92%      13.81%
--------------------------------------------------------------------------------
Wilshire 5000 Index 1                         16.38%      38.05%      19.91%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1                 3.51%       5.00%       6.76%
--------------------------------------------------------------------------------
Blended Index2                                 9.87%      20.68%      13.61%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1Please refer to the Glossary of Terms for additional information.
2The Blended Index is a hypothetical unmanaged index comprised of 50% Wilshire
 5000 Index and 50% Lehman Brothers Intermediate Government/Credit Bond Index. The blended index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 50/50 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the Prospectus.



FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(BAR CHART)

Fifth Third
Intermediate
Bond Fund                             20.3%

Fifth Third Disciplined
Large Cap Value Fund                  15.0%

Fifth Third Quality                   14.9%
Growth Fund

Fifth Third Short
Term Bond Fund                        14.6%

Fifth Third Multi
Cap Value Fund                         6.9%

Fifth Third Mid
Cap Growth Fund                        6.8%

Fifth Third
Bond Fund                              6.8%

Fith Third Small
Cap Value Fund                         3.9%

Fifth Third Small
Cap Growth Fund                        3.9%

Fifth Third
International
Equity Fund                            3.8%

Fifth Third Prime
Money Market Fund                      3.1%


++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFE MODEL
MODERATELY CONSERVATIVE FUND SM

The last six months were more exceptional for stock investors than bond investors, but both groups experienced positive returns. The primary benchmark for the Fund, the Wilshire 5000 Index, returned 16.38%. The bond benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index returned 3.51%.

The Fifth Third LifeModel Moderately Conservative Fund SM maintained a slight bias towards bond funds over stock funds. Total return for bonds were the result of bond yields moving slightly lower from 40-year lows in the core inflation rate. Longer-term bonds outperformed shorter-term bonds as those yields moved lower, on a comparative basis. We kept a fairly defensive stance in the bond fund portfolio by weighting the portfolio towards short and intermediate term bond funds.

The catalysts for stocks were strong earnings, relatively low bond yields, and a very accommodative Federal Reserve. The Fund was well diversified across large cap, mid cap, and small cap equity funds with an equal allocation to value and growth funds.

The Fund's average allocation during the period was approximately 52% to bond funds, 45% to stock funds, with the remainder in cash. Due to the significant exposure to fixed income securities, the Fund underperformed its primary benchmark, the Wilshire 5000 Index, which is an equity only index.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                               INCEPTION      SIX                  SINCE
                                 DATE       MONTH++++   1 YEAR    INCEPTION
                                 ----       -------     ------    ---------
Institutional                    8/1/02     9.68%       20.02%      11.85%
--------------------------------------------------------------------------------
Class A*                         8/1/02     4.16%       13.96%       7.82%
--------------------------------------------------------------------------------
Class B**                        8/1/02     4.14%       13.89%       8.21%
--------------------------------------------------------------------------------
Class C**                        8/1/02     8.16%       18.91%      10.77%
--------------------------------------------------------------------------------
Wilshire 5000 Index 1                      16.38%       38.05%      19.91%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1              3.51%        5.00%       6.76%
--------------------------------------------------------------------------------
Blended Index2                              8.59%       17.41%      12.28%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1Please refer to the Glossary of Terms for additional information.
2The Blended Index is a hypothetical unmanaged index comprised of 40% Wilshire
 5000 Index and 60% Lehman Brothers Intermediate Government/Credit Bond Index. The blended index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 40/60 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the Prospectus.


FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(BAR CHART)

Fifth Third
Intermediate
Bond Fund                             24.9%

Fifth Third Short
Term Bond Fund                        17.1%

Fifth Third Disciplined
Large Cap Value Fund                  12.9%

Fifth Third Quality
Growth Fund                           12.9%

Fifth Third
Bond Fund                              8.6%

Fifth Third Multi
Cap Value Fund                         4.9%

Fifth Third Mid
Cap Growth Fund                        4.8%

Fifth Third Prime
Money Market Fund                      4.5%

Fifth Third
International
Equity Fund                            3.8%

Fifth Third Small
Cap Value Fund                         2.8%

Fifth Third Small
Cap Growth Fund                        2.8%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFE MODEL
CONSERVATIVE FUND SM

The last six months were more exceptional for stock investors than bond investors, but both groups experienced positive returns. The primary benchmark for the Fund, the Wilshire 5000, returned 16.38%. The bond benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index returned 3.51%.

The Fifth Third LifeModel Moderately Conservative Fund SM maintained a significant bias towards bond funds over stock funds. Total return for bonds were the result of bond yields moving slightly lower from 40-year lows in the core inflation rate. Longer-term bonds outperformed shorter-term bonds as those yields moved lower, on a comparative basis. We kept a fairly defensive stance in the bond fund portfolio by weighting the portfolio towards short and intermediate term bond funds.

The catalysts for stocks were strong earnings, relatively low bond yields, and a very accommodative Federal Reserve. The equity fund holdings were well diversified across large cap, mid cap, and small cap equity funds with an equal allocation to value and growth funds.

The Fund's average allocation during the period was approximately 73% to bond funds, 26% to stock funds, with the remainder in cash. Due to the significant exposure to fixed income securities, the Fund underperformed its primary benchmark, the Wilshire 5000 Index, which is an equity only index.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                            INCEPTION       SIX                   SINCE
                              DATE        MONTH++++    1 YEAR    INCEPTION
                              ----        -------      ------    ---------
Institutional                 8/1/02       6.88%        12.82%      9.75%
--------------------------------------------------------------------------------
Class A*                      8/1/02       1.38%         6.87%      5.72%
--------------------------------------------------------------------------------
Class B**                     8/1/02       1.41%         6.76%      6.14%
--------------------------------------------------------------------------------
Class C**                     8/1/02       5.36%        11.78%      8.71%
--------------------------------------------------------------------------------
Wilshire 5000 Index 1                     16.38%        38.05%     19.91%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1             3.51%         5.00%      6.76%
--------------------------------------------------------------------------------
Blended Index2                             6.04%        11.07%      9.55%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1Please refer to the Glossary of Terms for additional information.
2The Blended Index is a hypothetical unmanaged index comprised of 20% Wilshire
 5000 Index and 80% Lehman Brothers Intermediate Government/Credit Bond Index. The blended index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 20/80 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the Prospectus.


FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(BAR CHART)

Fifth Third
Intermediate
Bond Fund                             36.0%

Fifth Third Short
Term Bond Fund                        25.5%

Fifth Third
Bond Fund                             12.2%

Fifth Third Disciplined
Large Cap Value Fund                   6.2%

Fifth Third Quality
Growth Fund                            6.1%

Fifth Third Multi
Cap Value Fund                         3.1%

Fifth Third Mid
Cap Growth Fund                        3.1%

Fifth Third Small
Cap Value Fund                         2.8%

Fifth Third Small
Cap Growth Fund                        2.7%

Fifth Third
International
Equity Fund                            2.0%

Fifth Third Prime
Money Market Fund                      0.3%


++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND

The Fifth Third Strategic Income Fund outperformed its benchmark, the Lehman Brothers Intermediate Credit Bond Index, for the six-month period ended January 31, 2004.

The Fund invests in multiple income-generating asset classes, including preferred stocks, government and corporate bonds, closed-end bond funds, real estate investment trusts and dividend-growth oriented stocks. By diversifying the Fund across these asset classes and investments within each class, we feel we can create a stable and reliable stream of income for shareholders.++

These asset classes have performed well during the past six months. Classes with particularly strong performance were real estate investment trusts, preferred stocks, and dividend growth stocks. In our opinion, although the fundamentals are not particularly positive for real estate investment trusts, their high yield nature has made them attractive investments. We also believe the yield aspect of preferred stocks has had the same effect. Dividend-paying common stocks have done well apparently as a result of the passage of legislation reducing the tax rate on some dividend income from an ordinary income rate to 15%.

Over the past several months, we have become more sensitive to the fact that interest rates might not remain low forever. We have attempted to reduce the interest rate risk (the risk of declining values as a result of rising interest rates) by purchasing more intermediate corporate bonds and fewer preferred stocks. These corporate bonds have a shorter maturity structure and therefore less sensitivity to price declines should interest rate rise.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                         SIX
                        MONTH++++     1 YEAR        5 YEAR      10 YEAR
                        -------       ------        ------      -------
Institutional            7.76%         10.72%        8.27%       7.60%
--------------------------------------------------------------------------------
Class C*                 6.24%          9.63%        7.56%       7.24%
--------------------------------------------------------------------------------
Advisor                  7.44%         10.13%        7.87%       7.40%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index 1      4.53%          7.48%        7.22%       7.11%
--------------------------------------------------------------------------------
Lipper Flexible Income
Funds Average 1          5.37%          5.70%        3.44%       3.98%
--------------------------------------------------------------------------------
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

U.S. Government
Agencies                              (1.9%)

Corporate Bond
Equivalents                          (34.7%)

Investment Companies                  (8.9%)

U.S. Treasury Notes                   (1.2%)

Money Markets                         (0.8%)

Convertible Preferred
Stock                                 (1.1%)

Preferred Stocks                     (17.0%)

Corporate Bonds                      (17.3%)

Common Stocks                        (17.1%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SELECT STOCK FUND

The Fifth Third Select Stock Fund (Institutional Shares) under-performed its benchmark for the six months ended January 31, 2004 returning 15.19%, while its primary benchmark, the Russell 1000(R) Index returned 15.52%.

Performance for the period was helped by the emphasis on companies with stronger relative earnings growth rates and companies with smaller market capitalizations compared to the benchmark. Performance was helped by overweight positions in the information technology, industrials and materials sectors and an underweight position in the consumer staples sector. An overweight position in the health care sector and underweight positions in energy and utilities detracted from performance.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

 BECAUSE THE FUND MAY INVEST IN A SINGLE INDUSTRY, ITS SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. AS A NON-DIVERSIFIED FUND, THE VALUE OF THE SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                            SIX
                          MONTH++++   1 YEAR       5 YEAR        10 YEAR
                          -------     ------       ------        -------

Institutional              15.19%      28.40%      -10.01%        5.81%
--------------------------------------------------------------------------------
Class A*                    9.32%      21.70%      -11.16%        5.13%
--------------------------------------------------------------------------------
Class B**                   9.69%      22.22%      -11.13%        4.83%
--------------------------------------------------------------------------------
Class C**                  13.62%      27.12%      -10.85%        4.82%
--------------------------------------------------------------------------------
Russell 1000(R)
Index 1                    15.52%      35.65%       -0.46%       10.87%
--------------------------------------------------------------------------------
Russell 1000(R)
Growth Index 1             14.23%      35.69%       -5.81%        9.18%
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1       13.40%      30.96%       -2.17%        8.59%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE SELECT STOCK FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND MARCH 9, 1998, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Agilent Technologies, Inc. ...................................  6.43%

EMC Corp. ....................................................  5.38%

Goldman Sachs Group, Inc. ....................................  5.08%

Comcast Corp. , Class A . ....................................  5.08%

Illinois Tool Works, Inc. ....................................  4.32%

Rockwell Automation, Inc. ....................................  4.16%

Manpower, Inc. ...............................................  3.95%

Phelps Dodge Corp. ...........................................  3.86%

Best Buy Co., Inc. ...........................................  3.86%

Teva Pharmaceutical Industries Ltd. ..........................  3.73%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND

The Fifth Third Technology Fund (Institutional Shares) returned 36.58% for the six-month period ended January 31, 2004, outperforming the Merrill Lynch 100 Technology Index, which returned 32.35%.

The Fund's returns were helped by overweighting semiconductor and communication equipment companies and underweighting software and hardware companies, relative to the Fund's benchmark. Relative performance was negatively impacted by overweight allocations to semiconductor equipment manufacturers and an underweight allocation to e-commerce stocks. From a macro-economic perspective, the Fund's strategy benefited from improved GDP1 growth and improved corporate profits, which improved prospects for a better capital-spending environment.++

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.THE FUND COULD FLUCTUATE IN PRICE MORE THAN MOST FUNDS, DUE TO THE VOLATILE NATURE OF THE TECHNOLOGY SECTOR.

 THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED TO PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                     INCEPTION         SIX                      SINCE
                       DATE          MONTH++++    1 YEAR      INCEPTION
                       ----          -------      ------      ---------
Institutional          6/5/00        36.58%        95.25%       -12.99%
--------------------------------------------------------------------------------
Class A*               6/5/00        29.39%        84.95%       -14.42%
--------------------------------------------------------------------------------
Class B**              6/5/00        30.77%        88.28%       -14.53%
--------------------------------------------------------------------------------
Class C**              6/5/00        34.90%        93.42%       -13.88%
--------------------------------------------------------------------------------
Advisor                6/5/00        36.24%        94.53%       -13.44%
--------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index 1                   32.35%        80.22%       -18.56%
--------------------------------------------------------------------------------
Lipper Science & Technology
Funds Average 1                      23.97%        64.72%       -20.26%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000.THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY.THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Agere Systems, Inc., Class A .................................  7.32%

Agilent Technologies, Inc. ...................................  7.01%

PerkinElmer, Inc. ............................................  5.77%

Avaya, Inc. ..................................................  5.40%

Foundry Networks, Inc. .......................................  3.33%

Cypress Semiconductor Corp. ..................................  3.29%

EMC Corp. ....................................................  3.27%

Broadcom Corp., Class A ......................................  3.15%

Openwave Systems, Inc. .......................................  3.00%

Amkor Technology, Inc. .......................................  2.97%

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

International Equity Fund

For the six-month period ended January 31, 2004 the Fifth Third International Equity Fund (Institutional Shares) performed strongly with a return of 23.52% but trailed the MSCI EAFE((R))Index return of 25.35%.

For the period, our underweight positions in the information technology and financial sectors and overweight in energy detracted from relative returns while our overweight in cyclicals (materials and industrials) somewhat offset this and contributed to performance. From a regional perspective, an allocation of roughly 3% of the total portfolio to the Asian emerging markets of Thailand, China, and India, and overweight allocations to Japan and Hong Kong contributed to performance. In Europe, an above benchmark allocation to Germany helped relative performance, while an underweight to some of the smaller non-Euro countries detracted from relative returns.++

We reduced our overweight position in Asia excluding Japan over the course of fourth quarter while adding to our positions in Continental Europe, particularly France and Germany.This resulted in a large part from a trip to Germany--wherein it became clear to us from policy leaders (and from the Morgan Stanley Economics team on the ground) that Germany was serious about the reform Agenda 2010. We believe the big risk is the strengthening Euro, which appreciated roughly 11% during the six months ended January 2004. We also believe the silver lining is that the currency strength is an aid to investment returns of our U.S. investor base, is holding European commodity import prices down, and is keeping the last remaining inflation hawks (the European Central Bank) away from their trigger finger.++

Japan's performance during the period was choppy: rallying through September, declining from mid-October to mid-November, and then rallying 11% into year-end. The big news in Japan in 2003 was the apparent halving of non-performing loans and record corporate profitability. Japanese banks rallied 119% from the bottom (March 2003) and the Fund participated in most of that run. Economic data and business surveys have improved quite nicely, but it has been mostly export-led--specifically to China. Mild deflation has continued and the impact of yen strength is definitely a concern. A recent trip to Japan revealed, in our opinion, that the Bank of Japan is fully committed to beating deflation. It was an impressive statement, but we believe the continued deflation and strength of the yen is an indication of how difficult their task will be. The portfolio is slightly overweighted towards Japan, as we believe it remains cheap. Japan could be a big story in 2004 or it could be one more cyclical recovery--partly driven by corporate restructuring and partly due to China.++

Overall, our outlook is of cautious optimism because of global liquidity, low inflation, decent economic growth, and good productivity-driven earnings.

Investment Risk Considerations
--------------------------------------------------------------------------------
International investing involves increased risk and volatility.


Average Annual Total Returns as of January 31, 2004
--------------------------------------------------------------------------------

                    Inception      Six                            Since
                       Date     Month++++  1 Year     5 Year    Inception
                       ----     ---------  ------     ------    ---------
Institutional        8/18/94      23.52%    40.47%      0.66%      4.37%
--------------------------------------------------------------------------------
Class A*             8/18/94      17.16%    33.39%     -0.52%      3.71%
--------------------------------------------------------------------------------
Class B**            8/18/94      18.03%    34.09%     -0.56%      3.38%
--------------------------------------------------------------------------------
Class C**            8/18/94      21.87%    38.99%     -0.28%      3.48%
--------------------------------------------------------------------------------
Advisor              8/18/94      23.02%    39.89%      0.23%      4.00%
--------------------------------------------------------------------------------
MSCI EAFE(R)Index 1               25.35%    46.67%      0.29%      3.83%
--------------------------------------------------------------------------------
Lipper International
Funds Average 1                   23.39%    42.87%      1.44%      4.56%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998.THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON NOVEMBER 10, 2003. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++Aggregate total return.
*Reflects the maximum sales charge of 5.00%.
**Reflects the maximum applicable contingent deferred sales charge.

1 Please refer to the Glossary of Terms for additional information.

Top Ten Equity Holdings as of January 31, 2004
--------------------------------------------------------------------------------
as a percentage of value of investments ++

BP PLC .......................................................  2.32%

Vodaphone Airtouch PLC .......................................  2.16%

HSBC Holdings PLC ............................................  1.89%

Royal Dutch Petroleum ........................................  1.43%

Toyota Motor Corp. ...........................................  1.39%

Glaxosmithkline PLC ..........................................  1.37%

Telefonica SA ................................................  1.33%

Total Fina ...................................................  1.28%

Novartis AG, Registered ......................................  1.17%

Siemens AG ...................................................  1.04%

++ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND

The Fifth Third Bond Fund (Institutional Shares) modestly underperformed the Lehman Brothers Aggregate Bond Index by 13 basis points (0.13%) for the six-month period ended January 31, 2004.

Fund performance was negatively impacted by our under exposure to BBB rated corporate bonds and to agency bonds. In 2003, the lowest grade bonds significantly outperformed the higher rated securities we tend to favor. An overweighting to asset-backed securities as well as superior security selection in mortgage-backed securities positively affected relative performance. We overweighted high-grade corporate bonds because of their historically inexpensive valuations and our belief that they would benefit from increased corporate profitability. In addition to superior yield, asset-backed securities also provide a better risk/return profile than other bonds.++

We held the weighting in mortgage-backed securities at a position neutral to the benchmark due to valuation concerns. The specific mortgage pools purchased throughout 2003 turned in an exceptional performance because they were less pre-payment sensitive than generic mortgage pools. These positive performance attributions were partially offset by the decision to slightly underweight agencies due to rich valuations.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                  INCEPTION      SIX                           SINCE
                    DATE       MONTH++++  1 YEAR     5 YEAR    INCEPTION
                    ----       -------    ------     ------    ---------
Institutional     3/20/95        4.36%      3.98%      5.29%     7.09%
--------------------------------------------------------------------------------
Class A*          3/22/95       -0.75%     -1.12%      4.04%     6.25%
--------------------------------------------------------------------------------
Class B**         3/20/95       -1.17%     -1.97%      3.90%     6.02%
--------------------------------------------------------------------------------
Class C**         3/20/95        2.82%      3.05%      4.23%     6.02%
--------------------------------------------------------------------------------
Advisor           3/20/95        4.09%      3.57%      4.78%     6.56%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index 1                     4.49%      4.85%      6.64%     7.76%
--------------------------------------------------------------------------------
Lipper Corporate Debt Funds
A Rated Average 1                4.84%      5.78%      5.56%     7.04%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Collateral for
Securities Lending                    (6.9%)

U.S. Treasury
Obligations                           (2.1%)

U.S. Government
Agencies                             (39.9%)

Commercial Paper                     (13.9%)

Corporate Bonds                      (35.7%)

Money Markets                         (0.9%)

Municipal Bonds                       (0.6%)


++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND

The Fifth Third Intermediate Bond Fund (Institutional Shares) underperformed the Lehman Brothers Intermediate Government/Credit Index for the period ended January 31, 2004.

While the corporate bond sector was overweighted versus the index, our modest underperformance may be attributed to our underweighting in the Baa/BBB quality sector early in the measurement period. Lower graded bonds turned in a performance superior to that of the higher quality instruments that we prefer.++

Corporate bonds were the best performing sector in the portfolio as spreads tightened over the period. We under allocated to agency securities because we believed their valuations were rich. Toward the end of 2003, we moved the Baa/BBB allocation closer to a market weighting to increase the portfolio's yield and make the price movements more in line with the index.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                    SIX
                                  MONTH++++  1 YEAR     5 YEAR    10 YEAR
                                  -------    ------     ------    -------

Institutional                        3.13%    3.71%      5.61%     5.79%
--------------------------------------------------------------------------------
Class A*                            -0.57%   -0.27%      4.58%     5.17%
--------------------------------------------------------------------------------
Class B**                           -2.39%   -2.41%      4.18%     4.71%
--------------------------------------------------------------------------------
Class C**                            1.62%    2.61%      4.52%     4.71%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index 1       3.51%    5.00%      6.68%     6.58%
--------------------------------------------------------------------------------
Lipper Intermediate Investment
Grade Debt Funds Average 1           4.38%    5.17%      5.85%     6.11%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Collateral for
Securities Lending                   (22.6%)

U.S. Treasury
Obligations                           (8.1%)

U.S. Government
Agencies                             (17.7%)

Corporate Bonds                      (49.4%)

Money Markets                         (2.2%)


++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND

The Fifth Third Short Term Bond Fund (Institutional Shares) underper-formed its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, for the period ended January 31, 2004.

We overweighted corporate bonds because of their historically inexpensive valuations and our belief that they would benefit from increased corporate profitability. Though performance was hurt by our below average allocation to lower quality bonds, this was partially offset by security selection in the higher quality issues. That the lowest quality bonds performed well during the end of 2003 has not changed our opinion that shareholders may ultimately be served best by choosing higher quality investments.++

The Fund's asset backed securities also performed well during the period and added to relative returns. In addition to superior yield, asset-backed securities typically provide a better risk/return profile than other types of bonds. We chose highly stable collateralized mortgage obligation issues to get mortgage exposure and were rewarded with an important income stream to the overall portfolio. These positive performance attributions were partially offset by the decision to slightly underweight agencies due to pricey valuations.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                        SIX
                                      MONTH++++ 1 YEAR    5 YEAR   10 YEAR
                                      -------   ------    ------   -------
Institutional                           1.40%     2.25%     5.02%    5.30%
--------------------------------------------------------------------------------
Class A*                               -2.19%    -1.52%     4.13%    4.79%
--------------------------------------------------------------------------------
Class C**                              -0.16%     1.17%     3.97%    4.25%
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government/
Corporate Bond Index 1                  1.61%     2.86%     5.71%    5.85%
--------------------------------------------------------------------------------
Lipper Short Investment
Grade Debt Funds Average 1              1.65%     2.64%     4.90%    5.12%
--------------------------------------------------------------------------------

 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS C SHARES WERE INITIALLY OFFERED ON AUGUST 1, 2003. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Collateral for
Securities Lending                   (22.4%)

U.S. Treasury
Obligations                           (6.6%)

U.S. Government
Agencies                             (28.9%)

Corporate Bonds                      (40.5%)

Foreign Bonds                         (1.3%)

Money Markets                         (0.3%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND

The Fifth Third U.S. Government Bond Fund (Institutional Shares) modestly underperformed the Lehman Brothers Intermediate Government Bond Index but outperformed its peer group, the Lipper Short-Intermediate U.S. Government Fund Average, for the period ended January 31, 2004.

We overweighted the Fund in mortgage structured products throughout the period though this decision proved costly early on as mortgage backed securities significantly underperformed at the beginning of the period. Mortgage securities performed well later in the period and nearly offset the early misstep.++

An overweight allocation to government agencies boosted performance relative to our peers. By adding the mortgage and agency sectors, we were able to pick up additional yield versus U.S Treasury Bonds. We also generated additional yield by owning existing U.S.Treasuries as these bonds offered a superior yield versus newly issued U.S.Treasury securities.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                               SIX
                              MONTH++++  1 YEAR          5 YEAR   10 YEAR
                              -------    ------          ------   -------
Institutional                  2.53%      2.25%           5.43%    5.40%
--------------------------------------------------------------------------------
Class A*                      -2.33%     -2.83%           4.18%    4.76%
--------------------------------------------------------------------------------
Class C**                      1.03%      1.26%           4.50%    4.44%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government Bond Index 1        2.70%      3.07%           6.20%    6.27%
--------------------------------------------------------------------------------
Lipper Short-Intermediate U.S. Government
Bond Funds Average 1           2.33%      2.06%           5.23%    5.38%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998.THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN
*REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

U.S. Treasury
Obligations                          (41.9%)

U.S. Government
Agencies                             (55.9%)

Money Markets                         (2.2%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND

The Fifth Third Municipal Bond Fund (Institutional Shares) modestly underperformed the Lehman Brothers Municipal Bond Index for the period ended January 31, 2004.

Our underperformance may be attributed to our keeping the average weighted maturity of the portfolio shorter than that of the index. Given the historically low interest rates, we did not want to add risk by increasing the fund's duration when rates are expected to rise.++

Portfolio turnover was extremely low, as we believed that the bonds in the portfolio were as good as anything that we could find in the market. Because of the low rate environment and the threat of increasing rates, we kept the average maturity of the portfolio shorter than the benchmark. In this low yield environment, we have maintained our position in high coupon bonds, which we believe are defensive in nature and help maintain a stable market value in a volatile interest rate environment.Shareholders benefited from the high level of current income generated by these bonds.++

With regard to portfolio positioning, we maintained our overweighting in the twelve to seventeen year part of the yield curve. That particular part of the yield curve has performed extremely well over the last few years and we feel it could remain attractive over the foreseeable future. We will continue to maintain the overall high quality of the portfolio while taking advantage of periods of weakness in the market to potentially add additional yield.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                       INCEPTION     SIX                       SINCE
                         DATE      MONTH++++  1 YEAR  5 YEAR  INCEPTION
                         ----      -------    ------  ------  ---------

Institutional            3/20/95    5.43%      5.73%   5.21%     6.12%
--------------------------------------------------------------------------------
Class A*                  4/1/95    0.13%      0.43%   3.95%     5.27%
--------------------------------------------------------------------------------
Class B**                3/20/95   -0.20%     -0.33%   3.80%     5.04%
--------------------------------------------------------------------------------
Class C**                3/20/95    3.80%      4.68%   4.16%     5.05%
--------------------------------------------------------------------------------
Advisor                  3/20/95    5.16%      5.28%   4.72%     5.60%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index 1                        5.73%      6.19%   5.70%     6.73%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Average 1                5.61%      5.88%   4.38%     5.66%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Municipal Bonds                      (98.6%)

Money Markets                         (1.4%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND

The Fifth Third Intermediate Municipal Bond Fund outperformed both the Lehman Brothers Three-Year General Obligation Index and the Lehman Brothers Five-Year General Obligation Index during the period ended January 31, 2004.

Given the steepness in the yield curve inside of ten-years, we positioned the portfolio to take advantage of the pickup in yield that was available with bonds maturing in five- to seven-years. We projected that the curve would maintain its steep nature during the period and reward this strategy. During the period, yields on bonds with maturity longer than five to seven years declined more than the shorter bonds, resulting in the curve "flattening" and contributing positively to the relative performance. At these low yield levels, we continue to maintain a defensive position in the fund and have kept the average maturity of the portfolio shorter than its Lehman index.++

We maintained a superior overall credit quality for the portfolio during 2003, a strategy that negatively affected relative performance. During 2003, lower rated issues outpaced higher quality bonds. In this extremely low interest rate environment, we believe many investors are compromising credit quality standards to pick up additional yield, a strategy that could have a negative impact once interest rates start to rise. While we do not feel it is an appropriate time to venture too far down the quality spectrum, we will continue to look for attractive opportunities to add yield to the portfolio. Overall, however, the credit quality of the portfolio should remain high.++

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                SIX
                               MONTH++   1 YEAR     5 YEAR      10 YEAR
                               -------   ------     ------      -------
Institutional                   3.85%     3.80%      4.63%       4.86%
--------------------------------------------------------------------------------
Class A*                       -0.03%    -0.06%      3.63%       4.26%
--------------------------------------------------------------------------------
Class B**                      -1.68%    -2.11%      3.23%       3.81%
--------------------------------------------------------------------------------
Class C**                       2.28%     2.73%      3.56%       3.80%
--------------------------------------------------------------------------------
Lehman Brothers Three-Year
General Obligation Index 1      2.06%     2.70%      4.62%       4.79%
--------------------------------------------------------------------------------
Lehman Brothers Five-Year
General Obligation Index 1      3.81%     4.40%      5.25%       5.36%
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average1             4.57%     4.86%      4.69%       4.97%
--------------------------------------------------------------------------------

 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

 FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

 ++++AGGREGATE TOTAL RETURN.

 *REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

 **REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

 1 PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

Municipal Bonds                      (99.9%)


Money Markets                         (0.1%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND

For the period ended January 31, 2004, the Fifth Third Ohio Municipal Bond Fund (Institutional shares) underperformed the Lehman Brothers Municipal Bond Index though it did surpass the average performance of its peers.

We underperformed our index because, in a time of low interest rates and an expectation that their only direction should be up, we have maintained a shorter duration than the benchmark. We were able to modestly outperform our competitors while maintaining a duration profile slightly shorter than the comparable indices. Currently we have a duration of 95% of our comparative municipal index.++

We have maintained a high credit quality portfolio with an average credit quality rating of AA1 with less than 5% of the portfolio rated below AA. Additionally, we hold modest cash reserves with money market assets in the range of 2% to 4% of the portfolio. Our sector exposure emphasizes general obligation
(GO) and essential service revenue bonds with modest exposure to housing and other Alternative Minimum Tax issues, and we are continually searching for single A rated non-insured bonds to enhance the income and returns of the Fund. In spite of historically low interest rates, we have been able to maintain a current yield to our shareholders in the 3.25% to 3.50% range over the last year or so.++

 INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

 SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS. THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON ONE'S TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                          SIX
                         MONTH++++    1 YEAR      5 YEAR        10 YEAR
                         -------      ------      ------        -------
Institutional            4.20%        4.40%       4.20%         4.60%
--------------------------------------------------------------------------------
Class A*                -0.89%       -0.85%       2.94%         3.96%
--------------------------------------------------------------------------------
Class B**               -1.33%       -1.66%       2.45%         3.37%
--------------------------------------------------------------------------------
Class C**                2.70%        3.38%       3.25%         3.67%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index 1   5.73%        6.19%       5.70%         5.97%
--------------------------------------------------------------------------------
Lipper Ohio Intermediate Municipal
Debt Funds Average 1     3.95%        4.04%       4.03%         4.40%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES.THE CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 24, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.

*REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Municipal Bonds                      (96.4%)


Money Markets                         (3.6%)

++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND

The Fifth Third Michigan Municipal Bond Fund modestly underper-formed the Lehman Brothers Three-Year General Obligation Index for the six months ending January 31, 2004.

Portfolio turnover was relatively light as the supply of Michigan bonds was limited during the period. In the current rate environment, we have managed the portfolio defensively by keeping the average maturity of the portfolio shorter than the benchmark and by maintaining a high average coupon. This defensive stance resulted in the portfolio underperforming our index. The shorter maturity and high coupon characteristics historically have provided our shareholders with the benefit of a high level of current income and a stable net asset value.++

We maintained a high overall credit quality in the portfolio during 2003 and will continue this strategy during 2004. We anticipate adding bonds in the four to eight year maturity range when market conditions offer yields that are higher than current levels. Given today's low interest rates, we believe many investors have been tempted to compromise their quality standards to "reach" for higher yield. We do not believe this to be a prudent strategy and, consequently, will maintain the portfolio's quality standards.++

 INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
 THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

 SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS. THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON ONE'S TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                  SIX
                                 MONTH++++  1 YEAR    5 YEAR     10 YEAR
                                 -------    ------    ------     -------
Institutional                     1.84%      2.32%     4.02%      4.28%
------------------------------------------------------------------------
Class A*                         -2.95%     -2.61%     2.89%      3.61%
------------------------------------------------------------------------
Class B**                        -3.67%     -3.64%     2.62%      3.21%
------------------------------------------------------------------------
Class C**                         0.32%      1.29%     2.97%      3.21%
------------------------------------------------------------------------
Lehman Brothers Three-Year
General Obligation Index 1        2.06%      2.70%     4.62%      4.79%
------------------------------------------------------------------------
Lipper Other States Short-Intermediate
Municipal Debt Fund Average 1     3.55%      3.86%     4.13%      4.38%
------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++AGGREGATE TOTAL RETURN.
*REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.
**REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

1PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS++

(PIE CHART)

Municipal Bonds                      (98.2%)

Money Markets                         (1.8%)

 ++PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

GLOSSARY OF TERMS

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATION INDEX is generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION INDEX is a price-weighted average based on the price-only performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).

LIPPER BALANCED FUNDS AVERAGE consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE consists of funds that invests at least 65% of their assets in corporate debt issues rated `A' or better or government issues.

LIPPER EQUITY INCOME FUNDS AVERAGE consists of funds that seeks relatively high current income and growth of income through investing 60% or more of their portfolio in equities.

LIPPER FLEXIBLE INCOME FUNDS AVERAGE consists of funds that allocates their investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invests in municipal debt issues with dollar-weighted average maturities fo five- to ten-years.

LIPPER INTERNATIONAL FUNDS AVERAGE consists of funds that invest their assets in securities with primary trading markets outside of the United States.

GLOSSARY OF TERMS

LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

LIPPER MID-CAP GROWTH FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

LIPPER MULTI-CAP VALUE FUNDS AVERAGE consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U S diversified multi-cap funds universe average.

LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in municipal debt issues that are exempt from taxation in Ohio, with dollar-weighted average maturities of five to ten years.

LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

LIPPER S&P 500(R) INDEX FUNDS AVERAGE consists of funds that are passively managed, limited-expense (management fee no higher than 0.50%) fund designed to replicate the performance of the Standard & Poor's 500(R) Index on a reinvested basis.

LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE consists of funds that invests at least 65% of their equity portfolio in science and technology stocks.

LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

LIPPER SMALL-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

LIPPER SMALL-CAP VALUE FUNDS AVERAGE consists of funds that by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

GLOSSARY OF TERMS

MERRILL LYNCH 100 TECHNOLOGY INDEX is a equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depositary Receipts.

MERRILL LYNCH 1-3 YEAR GOVERNMENT CORPORATE BOND INDEX tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST
(EAFE)(R) INDEX is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) INDEX measures the performance of 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX is comprised of the securities in the Russell 2000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

RUSSELL 2000(R) VALUE INDEX is comprised of the securities in the Russell 2000(R) Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

RUSSELL 3000(R) VALUE INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

STANDARD & POOR'S 500(R) INDEX is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

WILSHIRE 5000 INDEX measures the performance of all U.S.-headquartered equity securities with readily available price data.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Average and the Fund's performance reflect the deduction of fees for these value-added services.

Investors cannot invest directly in an index, althought they can invest in its underlying securities or funds.

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   Shares           Value
                                               -------------     ------------
COMMON STOCKS  (95.9%)
Advanced Digital Information Corp. *                 241,344     $      4,306
Advanced Neuromodulation
   Systems, Inc. *                                    31,209            1,379
Advisory Board Co *                                   24,967              978
Advo, Inc.                                            63,659            2,060
Aeropostale, Inc. *                                   84,095            2,510
Affiliated Managers Group, Inc. *                     24,967            2,117
Akamai Technologies, Inc. *                           70,000              904
Albany International Corp.                            66,578            2,147
Align Technology, Inc. *                              74,900            1,562
Altiris, Inc. *                                      104,028            3,761
Amerigroup Corp. *                                    33,289            1,358
Ametek, Inc.                                          35,773            1,842
Antigenics, Inc. *                                    83,222              911
Applied Films Corp. *                                 60,000            2,040
Ascential Software Corp. *                            15,000              363
Ask Jeeves, Inc. *                                    66,578            1,445
AtheroGenics, Inc. *                                  74,900            1,562
August Technology Corp. *                            153,156            2,803
Avid Technology, Inc. *                               24,967            1,182
Benchmark Electronics, Inc. *                        106,108            3,731
Boston Private Financial Holdings, Inc.               84,200            2,171
Business Objects ADR *                                74,900            2,596
CACI International, Inc., Class A *                   33,289            1,472
Candela Corp. *                                       50,000            1,240
Cell Genesys, Inc. *                                  83,222            1,140
Central Freight Lines, Inc. *                         51,500              902
Central Garden & Pet Co. *                            66,578            2,254
Ceradyne, Inc. *                                      50,000            1,999
Children's Place Retail Stores, Inc. *               106,545            2,865
Choice Hotels International, Inc.                     52,430            1,992
CLARCOR, Inc.                                         24,967            1,082
Closure Medical Corp. *                               29,128            1,053
Comstock Resources, Inc. *                           157,417            2,752
Connetics Corp. *                                    112,350            2,474
Cooper Cos., Inc.                                     87,000            4,210
Corinthian Colleges, Inc. *                           40,773            2,540
Corporate Executive Board Co. *                       62,417            2,980
Covance, Inc. *                                       54,095            1,549
Cymer, Inc. *                                         29,128            1,282
Delphi Financial Group, Class A                       62,416            2,362
Dendrite International, Inc. *                        99,867            1,697
Digene Corp. *                                        42,910            1,791
Digimarc Corp. *                                      62,417              790
Digital Insight Corp. *                               83,222            1,887
Digital Theater Systems, Inc. *                       81,338            2,061
Dime Community Bancshares                             49,934            1,520
Dionex Corp. *                                        49,934            2,674
Dot Hill Systems Corp. *                             132,383            1,882
E.piphany, Inc. *                                    216,444            1,846
East-West Bancorp., Inc.                              62,417            3,264
Embarcadero Technologies, Inc. *                     207,283            2,954
Emmis Communications Corp. *                          54,095            1,405
Engineered Support Systems, Inc.                      72,450            3,615
Enterasys Networks, Inc. *                           130,000              553
Epicor Software Corp. *                              186,000            2,950
EPIX Medical, Inc. *                                  84,095            1,573
F5 Networks, Inc. *                                   65,000            2,211

                                    CONTINUED

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
FindWhat.com *                                        62,417     $      1,189
First American Financial Corp.                        71,571            2,151
First Bancorp Puerto Rico                             91,545            3,704
First Cash Financial Services, Inc. *                 25,000              728
FirstFed Financial Corp. *                            37,450            1,602
Forward Air Corp. *                                   40,000            1,132
Fossil, Inc. *                                        50,000            1,451
Foundry Networks, Inc. *                             130,000            3,098
Fred's, Inc.                                          69,617            1,949
GEN-Probe, Inc. *                                     74,900            2,825
Genta, Inc. *                                         80,310            1,025
Given Imaging, Ltd. *                                 40,000              988
Global Payments, Inc.                                 45,773            2,128
Harmonic, Inc. *                                     158,122            1,663
Hibbet Sporting Goods, Inc. *                         62,417            1,941
Hot Topic, Inc. *                                     50,000            1,524
Hudson United Bancorp.                                45,773            1,737
IDEXX Laboratories, Inc. *                            49,934            2,448
Informatica Corp. *                                  191,411            1,893
Inspire Pharmaceuticals, Inc. *                      133,222            1,735
Intermagnetics General Corp. *                        99,867            2,509
Inveresk Research Group, Inc. *                       83,222            1,968
ITT Educational Services, Inc. *                      59,061            3,271
Ixia *                                               140,000            2,044
J.B. Hunt Transport Services, Inc. *                 104,028            2,738
Jarden Corp *                                         62,417            2,027
Jefferies Group, Inc.                                 66,578            2,526
Joy Global, Inc.                                      70,000            1,843
K-V Pharmaceutical Co. *                              50,000            1,259
Kos Pharmaceuticals, Inc. *                           41,611            2,123
Kyphon, Inc. *                                        37,450            1,086
Labor Ready, Inc. *                                  203,894            2,681
Leapfrog Enterprises, Inc. *                          33,289              929
LTX Corp. *                                          220,539            3,841
Martek Biosciences, Corp. *                           29,128            1,889
Mattson Technology, Inc. *                           148,189            1,723
Medicines Co. *                                       83,222            2,529
Mercury Computer Systems, Inc. *                      41,611            1,229
Mesa Air Group, Inc. *                               200,000            2,182
MGI Pharma, Inc. *                                    41,611            1,984
Micrel, Inc. *                                        99,867            1,693
Microsemi Corp. *                                     60,000            1,827
Mindspeed Technologies, Inc. *                       200,000            1,938
MKS Instruments, Inc. *                               62,417            1,476
Navigant Consulting, Inc. *                           66,578            1,207
NBTY, Inc. *                                          66,578            2,182
Netopia, Inc. *                                       60,000              826
Neurocrine Biosciences, Inc. *                        29,128            1,648
NPS Pharmaceuticals, Inc. *                           41,611            1,436
Oceaneering International, Inc. *                     87,383            2,722
Omnivision Technologies, Inc. *                       46,545            2,260
Onyx Pharmaceuticals, Inc. *                          41,611            1,401
Oshkosh Truck Corp.                                   83,222            4,850
OSI Pharmaceuticals, Inc. *                           33,289            1,158
P.F. Chang's China Bistro, Inc. *                     34,967            1,619
Packeteer, Inc. *                                     96,404            1,604
Patina Oil & Gas Corp.                                67,618            2,964
Penwest Pharmaceuticals Co. *                         41,611              715

                                    CONTINUED

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Plantronics, Inc. *                                   59,833     $      2,396
Plexus Corp. *                                       123,222            2,702
PLX Technology, Inc. *                               150,000            1,350
Power Integrations, Inc *                             46,578            1,378
Progress Software Corp. *                             87,383            1,950
Quest Software, Inc. *                               100,000            1,682
Quiksilver, Inc. *                                   116,511            1,920
RADWARE Ltd. *                                        94,900            3,053
RC2 Corp. *                                          104,028            2,554
Regeneration Technologies, Inc. *                     62,417              624
Regis Corp.                                           70,739            3,056
REMEC, Inc. *                                         95,706              958
Respironics, Inc. *                                   45,773            2,254
Roper Industries, Inc.                                29,128            1,412
Salix Pharmaceuticals Ltd. *                          79,061            1,805
Sapient Corp. *                                      200,000            1,228
SCP Pool Corp. *                                      41,611            1,334
SCS Transportation, Inc. *                           104,028            1,768
Secure Computing Corp. *                              91,545            1,570
Select Medical Corp.                                 108,190            1,872
Semitool, Inc. *                                     125,000            1,778
Semtech Corp. *                                       79,061            1,971
Serologicals Corp. *                                  90,000            1,443
Sharper Image Corp. *                                 54,095            1,956
Sonus Networks, Inc. *                               166,444            1,410
Southwestern Energy Co. *                            119,061            2,459
Spectralink Corp.                                     41,611              751
Stellent, Inc. *                                     124,833            1,019
Technitrol, Inc. *                                   108,189            2,034
Tekelec *                                            150,000            3,053
Telik, Inc. *                                         79,061            1,898
Tetra Tech, Inc. *                                    99,867            2,187
Texas Regional Bancshares, Inc.                       67,410            2,591
Thor Industries, Inc.                                 99,868            2,996
Thoratec Corp. *                                     108,189            1,666
Tractor Supply Co. *                                  74,900            3,172
Tradestation Group, Inc. *                           145,639            1,453
Trimble Navigation Ltd. *                             92,350            3,431
TTM Technologies, Inc. *                             153,222            2,681
UCBH Holdings, Inc.                                   35,000            1,395
United Surgical Partners
   International, Inc. *                              50,000            1,907
Urban Outfitters, Inc. *                             128,994            5,224
Varian Semiconductor Equipment
   Associates, Inc. *                                 79,061            3,852
VCA Antech, Inc. *                                    70,739            2,016
Vicuron Pharmaceuticals, Inc. *                       99,867            2,368
Vitesse Semiconductor Corp. *                        150,000            1,238
WCI Communities, Inc. *                              110,000            2,404
West Marine, Inc. *                                   65,773            1,809
Western Wireless Corp., Class A *                     62,417            1,414
Wilson Greatbatch Technologies, Inc. *                40,000            1,616
Wintrust Financial Corp.                              79,967            3,744
Xicor, Inc. *                                         70,000              993
                                                                 ------------
TOTAL COMMON STOCKS                                                   334,162
                                                                 ------------
                                    CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
INVESTMENT COMPANY  (3.0%)
iShares Russell 2000 Growth
   Index Fund                                        166,000     $     10,320
                                                                 ------------
Total Investment Company                                               10,320
                                                                 ------------
MONEY MARKETS  (1.6%)
Dreyfus Cash Management
   Money Market Fund                                       7              --#
Federated Prime Value Obligations
   Money Market Fund                               5,534,210            5,534
                                                                 ------------
Total Money Markets                                                     5,534
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (10.1%)
Pool of various securities for Fifth Third
   Funds - footnote 3 (Lending Portfolio
   Securities)                                 $      35,064           35,064
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   35,064
                                                                 ------------
TOTAL INVESTMENTS (COST $295,418)+ - 110.6%                           385,080

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%                       (37,032)
                                                                 ------------
NET ASSETS - 100.0%                                              $    348,048
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS  (97.9%)
A.G. Edwards, Inc.                                    92,000     $      3,501
Advance Auto Parts, Inc. *                           180,200            7,014
Alberto-Culver Co., Class B                           80,000            5,014
Amkor Technology, Inc. *                             350,000            6,094
BEA Systems, Inc. *                                  336,000            4,244
Biomet, Inc.                                         220,000            8,505
Burlington Resources, Inc.                            75,000            4,106
Cabot Microelectronics Corp. *                        87,000            3,950
Career Education Corp. *                              88,500            4,457
Caremark Rx, Inc. *                                  345,150            9,233
Chico's FAS, Inc. *                                  180,200            6,639
Christopher & Banks Corp.                            150,000            2,924
Cintas Corp.                                         115,300            5,206
Corporate Executive Board Co. *                      117,200            5,596
Cox Radio, Inc. *                                    250,000            5,818
D. R. Horton, Inc.                                   257,400            7,233
Dollar Tree Stores, Inc. *                           203,600            6,517
Education Management Corp. *                         172,000            5,774
Fastenal Co.                                         168,000            8,077
Fidelity National Financial, Inc.                    179,000            7,377
Fiserv, Inc. *                                       219,000            8,182
Fisher Scientific International, Inc. *              152,850            6,825
Flextronics International Ltd. *                     365,000            6,935
Forest Laboratories, Inc. *                          136,600           10,175
Gentex Corp.                                         115,200            5,038
Gilead Sciences, Inc. *                              110,000            6,036
Hughes Supply, Inc.                                  113,000            5,588
Integrated Circuit Systems, Inc. *                   149,750            3,856
International Rectifier Corp. *                      194,000            9,816
Intersil Corp., Class A                              250,000            6,560
Intuit, Inc. *                                       120,000            6,050
Inveresk Research Group, Inc. *                      289,000            6,838
Jabil Circuit, Inc. *                                360,000           10,655
Leapfrog Enterprises, Inc. *                         130,000            3,628
Lennar Corp., Class A                                123,400            5,442
Manpower, Inc.                                       100,000            4,638
Mercury Interactive Corp. *                          130,000            6,102
Michael's Stores, Inc.                               121,600            5,444
Microchip Technology, Inc.                           251,900            7,255
Mid Atlantic Medical Services, Inc. *                110,000            7,452
National Commerce Financial Corp.                    282,000            8,003
Network Appliance, Inc. *                            285,000            6,373
Neurocrine Biosciences, Inc. *                       127,000            7,187
North Fork Bancorp.                                   80,000            3,372
Omnicare, Inc.                                       139,000            6,120
Omnicom Group, Inc.                                   84,000            6,922
Patterson Dental Co. *                                90,500            5,968
Polo Ralph Lauren                                    218,700            6,605
QLogic Corp. *                                       120,000            5,395
Ruby Tuesday, Inc.                                   247,400            6,912
SanDisk Corp. *                                       90,200            4,910
Stericycle, Inc. *                                    91,000            4,022
SunGard Data Systems, Inc. *                         280,000            8,717
Symantec Corp. *                                     184,100            7,143
Synopsys, Inc. *                                     199,550            7,042
T. Rowe Price Group, Inc.                            190,300            9,920
Teleflex, Inc.                                        93,000            4,548
                                    CONTINUED


                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
The Cheesecake Factory, Inc. *                       108,000     $      4,623
The Valspar Corp.                                     99,400            4,920
UTStarcom, Inc. *                                    234,150            7,839
Varco International, Inc. *                          304,000            6,597
Varian Medical Systems, Inc. *                       110,000            9,124
Varian, Inc. *                                       140,000            5,600
Williams-Sonoma, Inc. *                              177,800            5,709
XTO Energy, Inc.                                     290,400            7,617
Zebra Technologies Corp., Class A *                   97,950            6,327
                                                                 ------------
TOTAL COMMON STOCKS                                                   417,309
                                                                 ------------
MONEY MARKETS  (2.1%)
Dreyfus Cash Management
   Money Market Fund                                  27,788               28
Federated Prime Value Obligations
   Money Market Fund                               8,919,875            8,920
                                                                 ------------
TOTAL MONEY MARKETS                                                     8,948
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (11.7%)
Pool of various securities for Fifth Third
   Funds - footnote 3 (Lending Portfolio
   Securities)                                 $      49,667           49,667
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   49,667
                                                                 ------------
TOTAL INVESTMENTS (COST $378,750)+ - 111.7%                           475,924

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%                       (49,678)
                                                                 ------------
NET ASSETS - 100.0%                                              $    426,246
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS  (98.9%)
3M Co.                                               210,000     $     16,609
Agilent Technologies, Inc. *                       1,290,000           47,549
American International Group, Inc.                   200,000           13,890
Amgen, Inc. *                                        508,000           32,761
Analog Devices, Inc.                                 824,000           39,428
Anthem, Inc. *                                       430,000           35,165
Applied Materials, Inc. *                          1,320,000           28,723
Bank of New York Co., Inc.                           390,000           12,383
Best Buy Co., Inc.                                   540,000           27,211
Boston Scientific Corp. *                            680,000           27,737
Broadcom Corp., Class A *                            400,000           16,236
Cintas Corp.                                         407,000           18,376
Cisco Systems, Inc. *                              2,125,000           54,484
Clear Channel Communications, Inc.                   720,000           32,393
Cox Communications, Inc., Class A *                  590,000           20,213
Eaton Corp.                                          160,000           18,584
Ecolab, Inc.                                         606,000           16,465
EMC Corp. *                                        2,400,000           33,696
Emerson Electric Corp.                               280,000           17,892
Exxon Mobil Corp.                                    430,000           17,540
Flextronics International Ltd. *                     555,000           10,545
General Electric Corp.                               881,000           29,627
Gilead Sciences, Inc. *                              195,000           10,700
Goldman Sachs Group, Inc.                            375,000           37,331
Harley-Davidson, Inc.                                265,000           13,526
Home Depot, Inc.                                   1,105,000           39,194
IBM Corp.                                            217,000           21,533
Illinois Tool Works, Inc.                            215,000           16,792
Intel Corp.                                        1,645,000           50,337
L-3 Communications Holdings, Inc. *                  230,000           12,296
Lowe's Cos., Inc.                                    345,000           18,475
Maxim Integrated Products, Inc.                      605,000           30,946
Mellon Financial Corp.                             1,405,000           45,957
Microsoft Corp.                                    1,360,000           37,604
Nordstrom, Inc.                                      400,000           15,720
Northern Trust Corp.                                 707,000           33,583
Omnicom Group, Inc.                                  151,000           12,442
Pulte Homes, Inc.                                    374,000           16,134
Rockwell Automation, Inc.                            780,000           25,405
Schlumberger Ltd.                                    290,000           17,742
Sysco Corp.                                          840,000           31,861
Teva Pharmaceutical
   Industries Ltd., ADR                              390,000           24,410
Texas Instruments, Inc.                            1,291,000           40,474
United Technologies Corp.                            144,000           13,758
Wal-Mart Stores, Inc.                                385,000           20,732
Xilinx, Inc. *                                       695,000           29,127
                                                                 ------------
TOTAL COMMON STOCKS                                                 1,183,586
                                                                 ============

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MONEY MARKETS  (1.1%)
Dreyfus Cash Management
   Money Market Fund                                 128,963     $        129
Federated Prime Value Obligations
   Money Market Fund                              12,820,531           12,821
                                                                 ------------
TOTAL MONEY MARKETS                                                    12,950
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (7.2%)
Pool of various securities for Fifth Third
   Funds - footnote 3 (Lending Portfolio
   Securities)                                 $      85,938           85,938
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   85,938
                                                                 ------------
TOTAL INVESTMENTS (COST $1,063,164)+ - 107.2%                       1,282,474

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%                        (86,570)
                                                                 ------------
NET ASSETS - 100.0%                                              $  1,195,904
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCAL STATEMENTS

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS  (98.1%)
3M Co.                                                19,000     $      1,502
Abbott Laboratories                                   17,700              763
Adobe Systems, Inc.                                   10,050              387
Aetna, Inc.                                            4,700              329
AFLAC, Inc.                                           16,650              614
Agilent Technologies, Inc. *                          25,150              927
Alliance Data Systems Corp. *                          9,700              308
Allstate Corp.                                        33,750            1,534
Altria Group, Inc.                                    26,250            1,460
American International Group, Inc.                    15,450            1,073
Analog Devices, Inc.                                   8,400              402
Anthem, Inc. *                                         8,300              679
Apogent Technologies, Inc. *                          19,650              534
Applied Materials, Inc. *                             35,550              774
AptarGroup, Inc.                                       8,100              325
Archer-Daniels-Midland Co.                            68,750            1,077
Autoliv, Inc.                                          8,500              351
Automatic Data Processing, Inc.                       23,700            1,013
Avon Products, Inc.                                    7,300              462
Bank of America Corp.                                 32,050            2,612
Bank One Corp.                                        34,850            1,764
Bausch & Lomb, Inc.                                   15,000              806
Beckman Coulter, Inc.                                 17,600              959
Becton, Dickinson & Co.                               34,900            1,572
BellSouth Corp.                                       55,150            1,612
Black & Decker Corp.                                  14,500              743
Bristol-Myers Squibb Co.                              57,600            1,616
Brunswick Corp.                                       17,500              610
Burlington Northern Santa Fe Corp.                    20,650              663
C.R. Bard, Inc.                                        4,900              462
Carlisle Cos., Inc.                                    4,500              262
Cendant Corp. *                                       27,200              617
CenturyTel, Inc.                                       9,450              249
Certegy, Inc.                                          7,800              250
CheckFree Corp. *                                      3,950              124
ChevronTexaco Corp.                                   24,900            2,150
CIGNA Corp.                                           14,150              878
Cisco Systems, Inc. *                                131,200            3,364
Citigroup, Inc.                                       88,250            4,368
Coca-Cola Co.                                         20,200              995
ConocoPhillips                                        22,250            1,466
Constellation Energy Group, Inc.                      25,200            1,014
Convergys Corp. *                                     27,600              461
Dell, Inc. *                                          26,050              872
Devon Energy Corp.                                     8,750              494
Doral Financial Corp.                                  7,200              234
Dow Chemical Co.                                      15,400              646
Eaton Corp.                                            7,650              889
Eli Lilly & Co.                                        8,000              544
EMC Corp. *                                           29,550              415
Entergy Corp.                                          7,300              427
Exelon Corp.                                          21,900            1,467
Exxon Mobil Corp.                                     12,550            4,590
Fair Isaac Corp.                                       2,300              137
Federated Department Stores, Inc.                     29,600            1,405
First Data Corp.                                      19,750              773
First Tennessee National Corp.                        13,850              615
FleetBoston Financial Corp.                           30,450            1,357

                                   CONTINUED

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Ford Motor Co.                                        70,700     $      1,028
Fortune Brands, Inc.                                  16,750            1,175
Gap, Inc.                                             43,450              807
General Electric Corp.                                69,050            2,321
Gillette Co.                                          39,900            1,447
Goldman Sachs Group, Inc.                              5,800              577
Guidant Corp.                                         10,550              674
H.J. Heinz Co.                                         5,400              191
Harris Corp.                                          13,950              679
Hasbro, Inc.                                          26,950              532
Hershey Foods Corp.                                    8,900              672
Hewlett-Packard Co.                                   79,200            1,884
Hillenbrand Industries, Inc.                           3,450              216
Home Depot, Inc.                                      57,250            2,032
HON INDUSTRIES, Inc.                                  12,400              519
Hubbell, Inc., Class B                                 7,300              293
IBM Corp.                                             14,000            1,389
IMS Health, Inc.                                      40,750            1,048
Ingersoll-Rand Co., Class A                           21,450            1,427
Intel Corp.                                          116,850            3,575
J.P. Morgan Chase & Co.                               52,900            2,057
Jabil Circuit, Inc. *                                 11,800              349
Johnson & Johnson                                     24,700            1,319
Kellogg Co.                                           38,000            1,436
Lehman Brothers Holdings, Inc.                        15,050            1,236
Lexmark International, Inc. *                          2,450              203
Lincoln National Corp.                                35,550            1,569
Linear Technology Corp.                                8,850              354
Marathon Oil Corp.                                    11,850              385
Masco Corp.                                           16,100              429
May Department Stores Co.                             41,100            1,352
MBNA Corp.                                            57,450            1,549
McDonald's Corp.                                      58,050            1,494
McKesson, Inc.                                         7,900              232
Merck & Co., Inc.                                     30,900            1,471
Merrill Lynch & Co., Inc.                             26,550            1,561
Microsoft Corp.                                      180,600            4,993
Monsanto Co.                                          31,200              954
Morgan Stanley                                        11,600              675
Motorola, Inc.                                        83,450            1,384
Mylan Laboratories, Inc.                              36,900              900
NCR Corp. *                                           10,150              422
Newmont Mining Corp.                                   6,450              269
Nextel Communications, Inc., Class A *                19,400              512
Nordstrom, Inc.                                        3,500              138
Northeast Utilities                                   27,200              524
Oracle Corp. *                                        86,650            1,197
Pfizer, Inc.                                          53,750            1,968
PNC Financial Services Group                          27,050            1,529
Polycom, Inc. *                                        5,600              133
PPG Industries, Inc.                                  22,500            1,310
Procter & Gamble Co.                                  10,250            1,036
Progressive Corp.                                      9,950              822
Prudential Financial, Inc.                            34,600            1,505
Questar Corp.                                         10,100              355
RadioShack Corp.                                      16,200              528
Rockwell Collins, Inc.                                14,200              464
Sanmina-SCI Corp. *                                   18,350              241

                                    CONTINUED

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
SBC Communications, Inc.                              16,200     $        413
Schlumberger Ltd.                                      9,200              563
Scientific-Atlanta, Inc.                               7,050              239
Sherwin-Williams Co.                                  18,650              629
Sprint Corp.                                          27,200              474
SUPERVALU, Inc.                                       18,350              530
Tektronix, Inc.                                       12,950              402
Texas Instruments, Inc.                               43,950            1,378
Textron, Inc.                                          7,500              400
The Walt Disney Co.                                   45,700            1,097
Time Warner, Inc. *                                   98,850            1,737
Travelers Property Casualty
   Corp., Class B                                     34,450              624
TXU Corp.                                             60,350            1,448
Tyson Foods, Inc., Class A                            20,200              311
UnionBanCal Corp.                                     11,750              624
United Defense Industries, Inc. *                      3,600              105
United Technologies Corp.                             15,750            1,505
UnitedHealth Group, Inc.                              25,850            1,574
VeriSign, Inc. *                                      20,550              359
Verizon Communications, Inc.                          62,100            2,288
Wachovia Corp.                                        37,400            1,729
Wal-Mart Stores, Inc.                                 36,250            1,952
Watson Pharmaceuticals, Inc. *                         6,450              300
Wells Fargo & Co.                                     12,450              715
Wendy's International, Inc.                           11,400              453
Weyerhaeuser Co.                                      22,350            1,374
Wyeth                                                 39,150            1,603
YUM! Brands, Inc. *                                   19,650              666
Zions Bancorporation                                  15,850              929
                                                                 ------------
TOTAL COMMON STOCKS                                                   146,758
                                                                 ------------
                                    CONTINUED

                                                 SHARE OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MONEY MARKETS  (1.9%)
Dreyfus Cash Management
   Money Market Fund                                   2,197     $          2
Federated Prime Value Obligations
   Money Market Fund                               2,869,881            2,870
                                                                 ------------
TOTAL MONEY MARKETS                                                     2,872
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (4.2%)
Pool of various securities for Fifth Third
   Funds - footnote 3 (Lending Portfolio
   Securities)                                 $       6,269            6,269
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    6,269
                                                                 ------------
TOTAL INVESTMENTS (COST $146,272)+ - 104.2%                           155,899

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                         (6,262)
                                                                 ------------
NET ASSETS - 100.0%                                              $    149,637
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS  (97.2%)
3M Co.                                                38,671     $      3,058
Abbott Laboratories                                   76,962            3,316
ACE Ltd.                                              13,747              597
ADC Telecommunications, Inc. *                        39,585              139
Adobe Systems, Inc.                                   11,486              442
Adolph Coors Co.                                       1,674               95
Advanced Micro Devices, Inc. *                        17,124              254
AES Corp. *                                           30,601              299
Aetna, Inc.                                            7,500              525
AFLAC, Inc.                                           25,272              932
Agilent Technologies, Inc. *                          23,421              863
Air Products and Chemicals, Inc.                      11,207              559
Alberto-Culver Co., Class B                            2,850              179
Albertson's, Inc.                                     18,098              423
Alcoa, Inc.                                           42,582            1,455
Allegheny Energy, Inc. *                               6,296               79
Allegheny Technologies, Inc.                           3,947               37
Allergan, Inc.                                         6,406              531
Allied Waste Industries, Inc. *                       15,771              215
Allstate Corp.                                        34,635            1,575
Alltel Corp.                                          15,351              747
Altera Corp. *                                        18,598              416
Altria Group, Inc.                                   100,003            5,559
AMBAC Financial Group, Inc.                            5,216              390
Amerada Hess Corp.                                     4,414              249
Ameren Corp.                                           8,039              388
American Electric Power Co.                           19,397              633
American Express Co.                                  63,285            3,281
American Greetings Corp., Class A *                    3,268               69
American International Group, Inc.                   128,312            8,911
American Power Conversion Corp.                        9,813              243
American Standard Companies, Inc. *                    3,547              377
AmerisourceBergen Corp.                                5,499              303
Amgen, Inc. *                                         63,522            4,098
AmSouth Bancorp.                                      17,299              427
Anadarko Petroleum Corp.                              12,359              617
Analog Devices, Inc.                                  18,031              863
Andrew Corp. *                                         7,590              130
Anheuser-Busch Co., Inc.                              40,120            2,035
Anthem, Inc. *                                         6,854              561
Aon Corp.                                             15,421              379
Apache Corp.                                          16,028              617
Apartment Investment &
    Management Co.                                     4,623              163
Apollo Group, Inc., Class A *                          8,667              644
Apple Computer, Inc. *                                17,791              401
Applied Biosystems Group                              10,271              243
Applied Materials, Inc. *                             81,894            1,782
Applied Micro Circuits Corp. *                        15,064              110
Archer-Daniels-Midland Co.                            31,827              498
Ashland, Inc.                                          3,338              155
AT&T Corp.                                            38,859              756
AT&T Wireless Services, Inc. *                       133,559            1,476
Autodesk, Inc.                                         5,530              141
Automatic Data Processing, Inc.                       29,216            1,249
AutoNation, Inc. *                                    13,533              222
AutoZone, Inc. *                                       4,332              365
Avaya, Inc. *                                         20,476              356

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Avery Dennison Corp.                                   5,390     $        335
Avon Products, Inc.                                   11,626              736
Baker Hughes, Inc.                                    16,453              577
Ball Corp.                                             2,650              166
Bank of America Corp.                                 36,580            2,980
Bank of New York Co., Inc.                            38,073            1,209
Bank One Corp.                                        73,708            3,730
Bausch & Lomb, Inc.                                    2,510              135
Baxter International, Inc.                            30,004              875
BB&T Corp.                                            26,897              998
Bear, Stearns & Co. Inc.                               4,732              390
Becton, Dickinson & Co.                               12,532              565
Bed Bath & Beyond, Inc. *                             14,584              592
BellSouth Corp.                                       90,988            2,660
Bemis Co.                                              2,641              128
Best Buy Co., Inc.                                    15,974              805
Big Lots, Inc. *                                       5,778               82
Biogen, Inc. *                                        16,155              691
Biomet, Inc.                                          12,584              486
BJ Services Co. *                                      7,830              306
Black & Decker Corp.                                   3,696              189
BMC Software, Inc. *                                  11,177              222
Boeing Co.                                            41,384            1,728
Boise Cascade Corp.                                    4,225              137
Boston Scientific Corp. *                             40,283            1,643
Bristol-Myers Squibb Co.                              95,480            2,678
Broadcom Corp., Class A *                             14,854              603
Brown-Forman Corp.                                     5,876              274
Brunswick Corp.                                        4,484              156
Burlington Northern Santa Fe Corp.                    18,310              588
Burlington Resources, Inc.                             9,728              533
C.R. Bard, Inc.                                        2,571              242
Calpine Corp. *                                       20,707              121
Campbell Soup Co.                                     20,192              532
Capital One Financial Corp.                           11,407              811
Cardinal Health, Inc.                                 21,265            1,363
Carnival Corp.                                        30,980            1,377
Caterpillar, Inc.                                     17,055            1,333
Cendant Corp. *                                       49,830            1,130
Centerpoint Energy, Inc.                              15,033              158
Centex Corp.                                           3,059              324
CenturyTel, Inc.                                       7,133              188
Charles Schwab Corp.                                  66,744              840
Charter One Financial, Inc.                           10,933              396
ChevronTexaco Corp.                                   52,636            4,544
Chiron Corp. *                                         9,216              476
Chubb Corp.                                            9,225              659
Ciena Corp. *                                         23,351              169
CIGNA Corp.                                            6,894              428
Cincinnati Financial Corp.                             7,870              341
Cinergy Corp.                                          8,761              339
Cintas Corp.                                           8,388              379
Circuit City Stores, Inc.                             10,271              110
Cisco Systems, Inc. *                                339,780            8,711
Citigroup, Inc.                                      253,896           12,562
Citizens Communications Co. *                         14,026              165
Citrix System, Inc. *                                  8,079              162
Clear Channel Communications, Inc.                    30,283            1,362

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Clorox Co.                                            10,380     $        507
CMS Energy Corp. *                                     7,903               69
Coca-Cola Co.                                        120,661            5,941
Coca-Cola Enterprises, Inc.                           22,344              512
Colgate-Palmolive Co.                                 26,458            1,357
Comcast Corp., Class A *                             110,818            3,781
Comerica, Inc.                                         8,632              493
Computer Associates International, Inc.               28,453              744
Computer Sciences Corp. *                              9,225              412
Compuware Corp. *                                     18,868              152
Comverse Technology, Inc. *                            9,494              167
ConAgra, Inc.                                         26,453              686
Concord EFS, Inc. *                                   22,865              323
ConocoPhillips                                        33,478            2,206
Consolidated Edison, Inc.                             11,137              488
Constellation Energy Group, Inc.                       8,249              332
Convergys Corp. *                                      7,018              117
Cooper Industries Ltd.                                 4,553              256
Cooper Tire & Rubber Co.                               3,487               71
Corning, Inc. *                                       65,446              846
Costco Wholesale Corp. *                              22,553              836
Countrywide Credit Industries, Inc.                    9,046              756
Crane Co.                                              2,937               88
CSX Corp.                                             10,485              331
Cummins Engine, Inc.                                   2,083              106
CVS Corp.                                             19,425              694
Dana Corp.                                             7,265              151
Danaher Corp.                                          7,521              689
Darden Restaurants, Inc.                               8,079              162
Deere & Co.                                           11,835              741
Dell, Inc. *                                         126,060            4,220
Delphi Automotive Systems Corp.                       27,592              292
Delta Air Lines, Inc.                                  6,118               64
Deluxe Corp.                                           2,459               99
Devon Energy Corp.                                    11,416              645
Dillards Department Stores, Inc.                       4,105               70
Dollar General Corp.                                  16,620              369
Dominion Resources, Inc.                              15,986            1,026
Dover Corp.                                            9,922              410
Dow Chemical Co.                                      45,353            1,903
Dow Jones & Co.                                        4,035              200
DTE Energy Co.                                         8,318              325
Duke Energy Corp.                                     44,696              971
Dynegy, Inc. *                                        19,522               87
E. I. du Pont de Nemours & Co.                        49,094            2,156
Eastman Chemical Co.                                   3,856              154
Eastman Kodak Co.                                     14,066              400
Eaton Corp.                                            3,756              436
eBay, Inc. *                                          31,808            2,132
Ecolab, Inc.                                          12,641              343
Edison International, Inc.                            16,048              353
El Paso Energy Corp.                                  29,982              255
Electronic Arts, Inc. *                               14,684              688
Electronic Data Systems Corp.                         23,669              567
Eli Lilly & Co.                                       55,276            3,761
EMC Corp. *                                          118,312            1,661
Emerson Electric Corp.                                20,680            1,322
Engelhard Corp.                                        6,183              175

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Entergy Corp.                                         11,277     $        659
EOG Resources, Inc.                                    5,708              259
Equifax, Inc.                                          6,854              178
Equity Office Properties Trust                        19,634              582
Exelon Corp.                                          16,122            1,081
Express Scripts, Inc. *                                3,765              260
Exxon Mobil Corp.                                    325,311           13,268
Family Dollar Stores, Inc.                             8,528              295
Fannie Mae                                            47,865            3,690
Federated Department Stores, Inc.                      8,864              421
Federated Investors, Inc.                              5,390              166
FedEx Corp.                                           14,637              985
Fifth Third Bancorp (b)                               28,030            1,620
First Data Corp.                                      35,844            1,404
First Energy Corp.                                    16,227              609
First Tennessee National Corp.                         6,196              275
Fiserv, Inc. *                                         9,538              356
FleetBoston Financial Corp.                          117,738            5,249
Fluor Corp.                                            3,905              145
Ford Motor Co.                                        90,093            1,310
Forest Laboratories, Inc. *                           17,961            1,338
Fortune Brands, Inc.                                   7,203              505
FPL Group, Inc.                                        9,016              593
Franklin Resources, Inc.                              12,392              716
Freddie Mac                                           34,218            2,136
Freeport-McMoRan Copper & Gold,
    Inc., Class B                                      9,618              355
Gannett, Inc.                                         13,329            1,142
Gap, Inc.                                             44,056              819
Gateway, Inc. *                                       18,058               85
General Dynamics Corp.                                 9,773              894
General Electric Corp.                               494,207           16,620
General Mills, Inc.                                   18,379              836
General Motors Corp.                                  27,603            1,371
Genuine Parts Co.                                      8,515              281
Genzyme Corp. *                                       10,998              603
Georgia Pacific Corp.                                 12,494              351
Gillette Co.                                          49,771            1,804
Golden West Financial Corp.                            7,512              779
Goldman Sachs Group, Inc.                             23,290            2,319
Goodrich Corp.                                         5,778              178
Goodyear Tire & Rubber Co. *                           8,667               82
Great Lakes Chemical Corp.                             2,501               64
Guidant Corp.                                         15,342              980
H & R Block, Inc.                                      8,776              508
H.J. Heinz Co.                                        17,333              613
Halliburton Co.                                       21,547              650
Harley-Davidson, Inc.                                 14,933              762
Harrah's Entertainment, Inc.                           5,460              289
Hartford Financial Services Group, Inc.               13,957              898
Hasbro, Inc.                                           8,597              170
HCA, Inc.                                             24,370            1,094
Health Management Associates, Inc.,
    Class A                                           11,835              290
Hercules, Inc. *                                       5,499               67
Hershey Foods Corp.                                    6,275              474
Hewlett-Packard Co.                                  150,081            3,571
Hilton Hotels Corp.                                   18,688              299

                                    CONTINUED

                                                            EQUITY INDEX FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Home Depot, Inc.                                     111,992     $      3,973
Honeywell International, Inc.                         42,405            1,532
Humana, Inc. *                                         7,970              186
Huntington Bancshares                                 11,250              251
IBM Corp.                                             84,645            8,400
Illinois Tool Works, Inc.                             15,142            1,183
IMS Health, Inc.                                      11,818              304
Ingersoll-Rand Co., Class A                            8,493              565
Intel Corp.                                          321,517            9,838
International Flavors & Fragrances, Inc.               4,623              169
International Game Technology                         17,055              639
International Paper Co.                               23,624              999
Interpublic Group Cos., Inc. *                        20,416              338
Intuit, Inc. *                                         9,761              492
ITT Industries, Inc.                                   4,553              339
J.C. Penney Co., Inc.                                 13,469              353
J.P. Morgan Chase & Co.                               75,806            2,948
Jabil Circuit, Inc. *                                  9,782              290
Janus Capital Group, Inc.                             11,865              199
JDS Uniphase Corp. *                                  70,578              360
Jefferson-Pilot Corp.                                  6,950              357
John Hancock Financial Services, Inc.                 14,205              589
Johnson & Johnson                                    146,116            7,806
Johnson Controls, Inc.                                 8,828              520
Jones Apparel Group, Inc.                              6,227              212
KB Home                                                2,190              148
Kellogg Co.                                           20,053              758
Kerr-McGee Corp.                                       4,953              241
KeyCorp                                               20,580              640
KeySpan Corp.                                          7,830              286
Kimberly-Clark Corp.                                  24,852            1,468
Kinder Morgan, Inc.                                    6,057              358
King Pharmaceuticals, Inc. *                          11,858              198
KLA-Tencor Corp. *                                     9,564              546
Knight-Ridder, Inc.                                    3,835              295
Kohl's Corp. *                                        16,776              743
Kroger Co. *                                          36,697              680
Leggett & Platt, Inc.                                  9,494              234
Lehman Brothers Holdings, Inc.                        13,408            1,101
Lexmark International, Inc. *                          6,336              525
Limited Brands, Inc.                                  25,460              463
Lincoln National Corp.                                 8,737              386
Linear Technology Corp.                               15,421              617
Liz Claiborne, Inc.                                    5,360              192
Lockheed Martin Corp.                                 22,166            1,078
Loews Corp.                                            9,155              491
Louisiana-Pacific Corp. *                              5,211              111
Lowe's Cos., Inc.                                     38,701            2,072
LSI Logic Corp. *                                     18,658              192
Lucent Technologies, Inc. *                          206,342              924
Manor Care, Inc.                                       4,463              159
Marathon Oil Corp.                                    15,281              496
Marriott International, Inc.                          11,347              504
Marsh & McLennan Cos., Inc.                           26,079            1,224
Marshall & Ilsley Corp.                               11,107              426
Masco Corp.                                           22,729              606
Mattel, Inc.                                          21,180              400
Maxim Integrated Products, Inc.                       16,178              828

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
May Department Stores Co.                             14,235     $        468
Maytag Corp.                                           3,826              110
MBIA, Inc.                                             7,103              447
MBNA Corp.                                            62,898            1,696
McCormick & Co.                                        6,785              201
McDonald's Corp.                                      62,488            1,608
McGraw-Hill Cos., Inc.                                 9,434              708
McKesson, Inc.                                        14,324              421
MeadWestvaco Corp.                                     9,864              266
Medco Health Solutions, Inc. *                        13,318              491
MedImmune, Inc. *                                     12,223              287
Medtronic, Inc.                                       59,638            2,935
Mellon Financial Corp.                                21,198              693
Merck & Co., Inc.                                    109,538            5,214
Mercury Interactive Corp. *                            4,414              207
Meredith Corp.                                         2,501              126
Merrill Lynch & Co., Inc.                             46,552            2,737
MetLife, Inc.                                         37,385            1,254
MGIC Investment Corp.                                  4,872              336
Micron Technology, Inc. *                             30,074              484
Microsoft Corp.                                      532,165           14,714
Millipore Corp. *                                      2,432              126
Molex, Inc.                                            9,416              327
Monsanto Co.                                          12,846              393
Monster Worldwide, Inc. *                              5,569              136
Moody's Corp.                                          7,348              469
Morgan Stanley                                        53,325            3,104
Motorola, Inc.                                       114,542            1,899
Nabors Industries Ltd. *                               7,173              316
National City Corp.                                   29,883            1,032
National Semiconductor Corp. *                         9,085              349
Navistar International Corp. *                         3,422              163
NCR Corp. *                                            4,532              188
Network Appliance, Inc. *                             17,015              380
New York Times Co.                                     7,373              358
Newell Rubbermaid, Inc.                               13,494              330
Newmont Mining Corp.                                  21,263              886
Nextel Communications, Inc., Class A *                54,163            1,429
NICOR, Inc.                                            2,022               67
Nike, Inc., Class B                                   12,950              902
NiSource, Inc.                                        12,917              271
Noble Corp. *                                          6,606              245
Nordstrom, Inc.                                        6,785              267
Norfolk Southern Corp.                                19,216              429
North Fork Bancorp.                                    7,461              314
Northern Trust Corp.                                  10,828              514
Northrop Grumman Corp.                                 8,993              870
Novell, Inc. *                                        18,410              234
Novellus Systems, Inc. *                               7,482              255
Nucor Corp.                                            3,826              216
NVIDIA Corp. *                                         8,000              178
Occidental Petroleum Corp.                            18,967              835
Office Depot, Inc. *                                  15,381              245
Omnicom Group, Inc.                                    9,364              771
Oracle Corp. *                                       257,254            3,553
PACCAR, Inc.                                           5,726              450
Pactiv Corp. *                                         7,730              168
Pall Corp.                                             6,126              159

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Parametric Technology Corp. *                         14,172     $         59
Parker Hannifin Corp.                                  5,856              322
Paychex, Inc.                                         18,554              695
People's Energy Corp.                                  1,804               77
PeopleSoft, Inc. *                                    18,461              398
Pepsi Bottling Group, Inc.                            12,969              344
PepsiCo, Inc.                                         84,494            3,993
PerkinElmer, Inc.                                      6,266              129
Pfizer, Inc.                                         375,553           13,757
PG&E Corp. *                                          20,462              549
Phelps Dodge Corp. *                                   4,426              335
Pinnacle West Capital Corp.                            4,523              178
Pitney Bowes, Inc.                                    11,456              465
Plum Creek Timber Co., Inc.                            9,016              272
PMC-Sierra, Inc. *                                     8,488              186
PNC Financial Services Group                          13,617              769
Power-One, Inc. *                                      4,135               52
PPG Industries, Inc.                                   8,388              488
PPL Corp.                                              8,737              399
Praxair, Inc.                                         15,978              566
Principal Financial Group                             15,848              550
Procter & Gamble Co.                                  63,773            6,445
Progress Energy, Inc.                                 12,100              542
Progressive Corp.                                     10,619              878
ProLogis                                               8,876              290
Providian Financial Corp. *                           14,305              196
Prudential Financial, Inc.                            26,646            1,159
Public Service Enterprise Group, Inc.                 11,607              527
Pulte Homes, Inc.                                      6,118              264
QLogic Corp. *                                         4,623              208
QUALCOMM, Inc.                                        39,389            2,301
Quest Diagnostics, Inc.                                5,020              427
Qwest Communications
    International, Inc. *                             86,985              351
R.J. Reynolds Tobacco Holdings, Inc.                   4,044              239
R.R. Donnelley & Sons Co.                              5,630              176
RadioShack Corp.                                       8,079              263
Raytheon Co.                                          20,531              626
Reebok International Ltd.                              2,789              108
Regions Financial Corp.                               10,898              409
Robert Half International, Inc. *                      8,418              198
Rockwell Automation, Inc.                              9,185              299
Rockwell Collins, Inc.                                 8,737              286
Rohm & Haas Co.                                       10,982              431
Rowan Cos., Inc. *                                     4,623              106
Ryder Systems, Inc.                                    3,159              116
Sabre Group Holdings, Inc.                             7,109              150
SAFECO Corp.                                           6,824              297
Safeway, Inc. *                                       21,756              491
Sanmina-SCI Corp. *                                   25,433              333
Sara Lee Corp.                                        38,945              830
SBC Communications, Inc.                             162,933            4,155
Schering-Plough Corp.                                 72,300            1,268
Schlumberger Ltd.                                     28,849            1,765
Scientific-Atlanta, Inc.                               7,512              254
Sealed Air Corp. *                                     4,055              201
Sears Roebuck & Co.                                   12,514              554
Sempra Energy                                         11,118              345

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Sherwin-Williams Co.                                   7,203     $        243
Siebel Systems, Inc. *                                24,366              325
Sigma-Aldrich Corp.                                    3,277              192
Simon Property Group, Inc.                             9,434              491
SLM Corp.                                             22,235              854
Snap-On, Inc.                                          2,885               90
Solectron Corp. *                                     41,132              292
Southern Co.                                          36,021            1,073
SouthTrust Corp.                                      16,336              555
Southwest Airlines Co.                                38,704              579
Sprint Corp.                                          44,518              775
Sprint PCS Group *                                    50,893              414
St. Jude Medical, Inc. *                               8,528              613
St. Paul Cos.                                         11,231              473
Stanley Works                                          4,044              153
Staples, Inc. *                                       24,357              648
Starbucks Corp. *                                     19,216              706
Starwood Hotels & Resorts
    Worldwide, Inc.                                    9,952              352
State Street Corp.                                    16,427              885
Stryker Corp.                                          9,782              868
Sun Microsystems, Inc. *                             160,774              854
SunGard Data Systems, Inc. *                          14,096              439
Sunoco, Inc.                                           3,838              213
SunTrust Banks, Inc.                                  13,887            1,005
SUPERVALU, Inc.                                        6,645              192
Symantec Corp. *                                      15,202              590
Symbol Technologies, Inc                              11,381              197
Synovus Financial Corp.                               14,863              373
Sysco Corp.                                           31,856            1,209
T. Rowe Price Group, Inc.                              6,157              321
Target Corp.                                          44,867            1,703
Teco Energy, Inc.                                      9,225              132
Tektronix, Inc.                                        4,044              126
Tellabs, Inc. *                                       20,562              204
Temple-Inland, Inc.                                    2,710              160
Tenet Healthcare Corp. *                              22,920              284
Teradyne, Inc. *                                       9,394              253
Texas Instruments, Inc.                               85,180            2,670
Textron, Inc.                                          6,645              354
The Walt Disney Co.                                  100,665            2,416
Thermo Electron Corp. *                                8,039              224
Thomas & Betts Corp.                                   2,920               61
Tiffany & Co.                                          7,203              286
Time Warner, Inc. *                                  222,505            3,910
TJX Companies, Inc.                                   24,803              570
Torchmark Corp.                                        5,439              258
Toys 'R' Us, Inc. *                                   10,545              149
Transocean, Inc. *                                    15,727              424
Travelers Property Casualty Corp.,
    Class B                                           49,490              896
Tribune Co.                                           15,356              786
Tupperware Corp.                                       2,920               52
TXU Corp.                                             15,918              382
Tyco International, Ltd.                              98,369            2,631
U.S. Bancorp                                          94,906            2,683
U.S.T., Inc.                                           8,209              293
Union Pacific Corp.                                   12,532              807

                                    CONTINUED

                                                            EQUITY INDEX FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Union Planters Corp.                                   9,343     $        283
Unisys Corp. *                                        16,288              225
United Parcel Service, Inc.                           55,316            3,942
United States Steel Corp.                              5,109              174
United Technologies Corp.                             23,111            2,207
UnitedHealth Group, Inc.                              28,877            1,758
Univision Communications, Inc. *                      15,839              560
Unocal Corp.                                          12,741              469
UNUMProvident Corp.                                   14,573              228
V.F. Corp.                                             5,320              226
VERITAS Software Corp. *                              21,089              693
Verizon Communications, Inc.                         135,939            5,011
Viacom, Inc.                                          86,048            3,468
Visteon Corp.                                          6,449               69
Vulcan Materials Co.                                   4,972              237
W.W. Grainger, Inc.                                    4,453              214
Wachovia Corp.                                        65,195            3,015
Wal-Mart Stores, Inc.                                212,951           11,468
Walgreen Co.                                          50,505            1,745
Washington Mutual, Inc.                               44,261            1,961
Waste Management, Inc.                                28,627              795
Waters Corp. *                                         5,996              227
Watson Pharmaceuticals, Inc. *                         5,360              249
Wellpoint Health Networks, Inc. *                      7,433              780
Wells Fargo & Co.                                     83,240            4,779
Wendy's International, Inc.                            5,599              222
Weyerhaeuser Co.                                      10,824              665
Whirlpool Corp.                                        3,438              261
Williams Cos., Inc.                                   25,491              258
Winn-Dixie Stores, Inc.                                6,994               46
Wm. Wrigley Jr. Co.                                   11,037              621
Worthington Industries, Inc.                           4,192               68
Wyeth                                                 65,546            2,684
Xcel Energy, Inc.                                     19,624              340
Xerox Corp. *                                         38,973              570
Xilinx, Inc. *                                        16,845              706
XL Capital Ltd., Class A                               6,785              539
Yahoo, Inc. *                                         32,374            1,517
YUM! Brands, Inc. *                                   14,459              490
Zimmer Holdings, Inc. *                               11,900              910
Zions Bancorporation                                   4,384              257
                                                                 ------------
TOTAL COMMON STOCKS                                                   514,451
                                                                 ------------

                                    CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
PREFERRED STOCKS  (0.1%)
Equity Residential Properties
    Trust, 9.13%                                      13,538     $        394
                                                                 ------------
TOTAL PREFERRED STOCKS                                                    394
                                                                 ------------
MONEY MARKETS  (2.6%)
Dreyfus Cash Management
    Money Market Fund                                  1,877                2
Federated Prime Value Obligations
    Money Market Fund                             13,628,946           13,629
                                                                 ------------
TOTAL MONEY MARKETS                                                    13,631
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (5.0%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                $      26,533           26,533
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  26,533
                                                                 ------------
TOTAL INVESTMENTS (COST $306,129)+ - 104.9%                           555,009

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%                        (25,986)
                                                                 ------------
NET ASSETS - 100.0%                                              $    529,023
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCAL STATEMENTS

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                               -------------     ------------
COMMERCIAL PAPER  (5.4%)
Cargill Financial Services Corp.,
   0.99%, 2/18/04 **(f)                        $       2,085     $      2,084
Cargill Financial Services Corp.,
   1.00%, 2/19/04 **(f)                                1,000              999
General Electric Capital Corp., 0.98%,
   2/18/04 **(f)                                       2,785            2,784
UBS Financial Corp., 1.01%,
   2/12/04 **(f)                                       3,750            3,749
Wells Fargo & Co., 0.95%, 2/12/04 **(f)                4,120            4,118
                                                                    ---------
Total Commercial Paper                                                 13,734
                                                                    ---------
COMMON STOCKS  (62.9%)
Abbott Laboratories                                   62,361            2,687
Air Products and Chemicals, Inc.                      31,142            1,554
Alcoa, Inc.                                          130,338            4,455
Allstate Corp.                                        94,249            4,285
Alltel Corp.                                          30,000            1,460
American International Group, Inc.                    58,619            4,071
Bank of America Corp.                                 79,283            6,458
CenturyTel, Inc.                                     105,083            2,775
Check Point Software Technologies Ltd. *             283,943            5,821
Citigroup, Inc.                                       98,949            4,896
Dover Corp.                                          138,333            5,716
Emerson Electric Corp.                                98,666            6,305
Exxon Mobil Corp.                                    106,992            4,365
Fastenal Co.                                          52,317            2,515
FPL Group, Inc.                                       17,328            1,139
General Electric Corp.                               152,488            5,128
Gillette Co.                                          66,198            2,400
Guidant Corp.                                         42,402            2,709
IBM Corp.                                             68,086            6,756
Intel Corp.                                          104,860            3,208
Johnson & Johnson                                     48,749            2,604
Lehman Brothers Holdings, Inc.                        19,459            1,598
Lexmark International, Inc. *                         27,863            2,310
Maxim Integrated Products, Inc.                       49,632            2,539
McDonald's Corp.                                      96,182            2,476
Medco Health Solutions, Inc. *                       138,383            5,099
Medtronic, Inc.                                       46,000            2,264
Mellon Financial Corp.                               144,699            4,733
Microsoft Corp.                                      185,621            5,132
Noble Corp. *                                         43,750            1,623
Northern Trust Corp.                                  52,858            2,511
Omnicom Group, Inc.                                   64,212            5,291
Parker Hannifin Corp.                                 57,679            3,172
PepsiCo, Inc.                                         89,000            4,206
Pfizer, Inc.                                         115,542            4,232
Praxair, Inc.                                         78,208            2,770
Questar Corp.                                         44,185            1,552
Schlumberger Ltd.                                     24,047            1,471
SunGard Data Systems, Inc. *                         121,987            3,797
Target Corp.                                          65,617            2,491
United Technologies Corp.                             20,786            1,986
VERITAS Software Corp. *                              63,365            2,082
Viacom, Inc., Class A                                107,417            4,358

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED                              91,061     $      4,903
Wal-Mart Stores, Inc.
Walgreen Co.                                          76,404            2,640
Wells Fargo & Co.                                     68,534            3,935
Wendy's International, Inc.                           20,638              820
                                                                 ------------
TOTAL COMMON STOCKS                                                   161,298
                                                                 ------------
CORPORATE BONDS  (17.0%)
AIG Sunamerica Global Finance,
   6.90%, 3/15/32                              $         675              780
American Electric Power, 5.38%,
   3/15/10                                               350              368
AOL Time Warner, Inc., 7.70%,
   5/1/32                                                125              145
AT&T Corp, 8.75%, 11/15/31                               185              216
Boeing Capital Corp., 5.75%, 2/15/07                     500              542
Chase Manhattan Auto Owner Trust,
   4.55%, 8/15/05                                        183              184
Chase Manhattan Auto Owner Trust,
   1.52%, 5/15/07                                      2,365            2,358
CIT Group, Inc., 1.39%, 6/19/06 (d)                    1,000            1,001
Citibank Credit Card Issuance Trust,
   6.88%, 11/16/09                                     3,000            3,394
Citigroup, Inc., 6.50%, 2/7/06                           500              541
Citigroup, Inc., 6.00%, 2/21/12                        1,450            1,599
Conoco Funding Co., 6.35%, 10/15/11                      500              563
Devon Energy Corp., 7.95%, 4/15/32                       200              246
Equity One ABS, Inc., 4.15%, 4/25/34 (d)               1,000            1,000
First Franklin Mortgage Loan, 2.47%,
   7/25/33 (d)                                           897              904
Firstenergy Corp., 6.45%, 11/15/11                       300              314
Ford Motor Co., 7.45%, 7/16/31                           225              228
Ford Motor Credit Co., 7.25%, 10/25/11                   500              543
France Telecom, 9.75%, 3/1/31                            200              263
General Electric Capital Corp., 6.75%,
   3/15/32                                               175              197
General Motors, 7.20%, 1/15/11                         1,050            1,149
General Motors, 8.38%, 7/15/33                           225              257
Goldman Sachs Group, Inc., 6.60%,
   1/15/12                                               425              479
Greenwich Capital Commercial
   Funding Corp., 4.95%, 1/11/35                       3,000            3,081
Hewlett-Packard Co., 5.75%, 12/15/06                     500              541
Hydro-Quebec, 8.00%, 2/1/13                              200              252
IBM Corp., 4.75%, 11/29/12                               160              163
Kinder Morgan Energy Partners, 5.00%,
   12/15/13                                              250              249
Lehman Brothers TRAINS, 6.96%,
   1/15/12 (d)(e)                                      2,893            3,294
Lehman Brothers TRAINS, 7.75%,
   11/15/31 (d)(e)                                     1,993            2,413
Lockheed Martin Corp., 7.65%, 5/1/16                     300              368
Morgan Stanley, 5.30%, 3/1/13                            200              206
Motorola, Inc., 6.50%, 11/15/28                          205              210
Navistar Financial Corp. Owner Trust,
   1.73%, 2/15/07                                      2,500            2,494

                                    CONTINUED

                                                                BALANCED FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Navistar Financial Corp. Owner Trust,
   1.30%, 4/15/08 (d)                          $       2,000     $      2,000
Norfolk Southern, 9.00%, 3/1/21                          500              660
Novastar Home Equity Loan, 1.43%,
   12/25/33 (d)                                        3,000            3,003
Oncor Electric Delivery, 7.00%, 5/1/32                   125              140
Ontario Province, 5.50%, 10/1/08                         370              403
Public Services Co. of Colorado, 7.88%,
   10/1/12                                               250              306
Quebec Province, 5.75%, 2/15/09                          350              384
Sprint Capital Corp., 7.63%, 1/30/11                     350              398
Target Corp., 6.35%, 11/1/32                             200              214
Truck Retail Installment Paper Corp.,
   1.44%, 5/15/13                                      2,000            2,002
United Mexican States, 4.63%, 10/8/08                    580              587
Valero Energy Corp., 7.50%, 4/15/32                      200              230
Verizon Florida, Inc., 6.13%, 1/15/13                  1,000            1,077
Wachovia Corp., 3.50%, 8/15/08                           500              500
Washington Mutual Inc., 5.63%, 1/15/07                   800              860
Wisconsin Energy Corp., 5.50%, 12/1/08                   210              225
                                                                 ------------
TOTAL CORPORATE BONDS                                                  43,531
                                                                 ------------
U.S. GOVERNMENT AGENCIES (19.3%)
FANNIE MAE (11.7%)
4.00%, 9/2/08                                            300              306
6.63%, 9/15/09                                         1,000            1,148
5.50%, 4/25/14                                         2,033            2,060
6.50%, 6/1/16                                          2,501            2,656
5.50%, 1/1/18                                          3,458            3,592
4.50%, 5/1/18 TBA                                      2,750            2,764
5.50%, 5/1/18 TBA                                      2,000            2,076
5.00%, 6/1/18                                          1,917            1,963
4.00%, 2/25/21                                         2,000            2,043
7.50%, 6/1/27                                             93              100
7.50%, 12/1/27                                           320              342
7.50%, 12/1/27                                            54               58
6.63%, 11/15/30                                          950            1,100
7.00%, 9/1/31                                            576              611
5.00%, 5/1/33                                          1,811            1,801
5.00%, 6/1/33 TBA                                      1,000              994
5.50%, 6/1/33 TBA                                      6,000            6,107
                                                                 ------------
                                                                       29,721
                                                                 ------------
FEDERAL HOME LOAN BANK  (1.3%)
2.50%, 3/15/06                                         2,400            2,420
3.88%, 8/22/08                                           500              508
3.63%, 11/14/08                                          500              504
                                                                 ------------
                                                                        3,432
                                                                 ------------

                                    CONTINUED


                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (4.2%)
6.63%, 9/15/09                                 $         500     $        574
7.50%, 7/1/27                                             30               33
7.50%, 8/1/27                                             78               84
7.50%, 11/1/27                                            55               59
7.50%, 12/1/27                                           146              157
6.50%, 5/1/31                                            595              626
6.50%, 11/1/31                                         1,571            1,650
6.25%, 7/15/32                                           800              887
6.00%, 6/1/33                                          6,500            6,736
                                                                 ------------
                                                                       10,806
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
6.00%, 12/15/28                                        1,403            1,468
6.50%, 8/15/31                                           621              656
6.50%, 4/15/32                                           717              757
7.00%, 7/20/32                                           471              500
5.00%, 7/1/33 TBA                                      1,000              995
5.50%, 10/1/33 TBA                                     1,000            1,022
                                                                        5,398
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         49,357
                                                                 ------------


U.S. TREASURY OBLIGATIONS (1.5%)

U.S. TREASURY BONDS (0.4%)
   6.25%, 5/15/30                                        920            1,079
                                                                 ------------
U.S. TREASURY NOTES (1.1%)
   3.38%, 11/15/08                                     2,800            2,834
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         3,913
                                                                 ------------
MONEY MARKETS  (1.6%)
Dreyfus Cash Management Money
   Market Fund                                         1,368                1
Federated Prime Value Obligations
   Money Market Fund                               3,961,016            3,961
                                                                 ------------
TOTAL MONEY MARKETS                                                     3,962
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (7.8%)
Pool of various securities for Fifth Third
   Funds - footnote 3 (Lending Portfolio
   Securities)                                        19,897           19,897
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   19,897
                                                                 ------------
TOTAL INVESTMENTS (COST $275,359)+ - 115.5%                           295,692

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5)%                       (39,746)
                                                                 ------------
NET ASSETS - 100.0%                                              $    255,946
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (78.4%)
A. M. Castle & Co. *                                  10,000     $         75
A. T. Cross Co., Class A *                            80,000              518
ActivCard S.A. *                                     250,000            1,800
Agilysys, Inc.                                       120,000            1,588
American Building Control, Inc. *                    294,800              469
Ameron International Corp.                            30,000            1,146
Anaren, Inc. *                                       140,000            2,729
Angelica Corp.                                        80,000            1,760
Apogee Enterprises, Inc.                             220,000            2,580
ArthroCare Corp. *                                    15,000              367
Associated Estates Realty Corp.                      110,000              860
Ault, Inc. *                                         323,000            1,092
Aviall, Inc. *                                       150,000            2,310
Bassett Furniture Industries, Inc.                   227,000            4,903
BEI Technologies, Inc.                               100,000            2,104
Benihana, Inc., Class A *                            120,000            1,800
BKF Capital Group *                                  110,000            2,968
Blair Corp.                                          105,000            2,524
Bombay Co., Inc. *                                   250,000            1,883
Boykin Lodging Co.                                   140,000            1,326
Brush Wellman, Inc. *                                260,000            4,401
BUCA, Inc. *                                         230,014            1,610
Butler Manufacturing Co.                             100,000            2,273
Calgon Carbon Corp.                                  220,000            1,522
California Amplifier, Inc. *                         150,000            2,178
Capstone Turbine Corp. *                             340,000              738
Carrington Laboratories, Inc. *                      130,220              644
Celadon Group, Inc. *                                 30,000              390
Century Business Services, Inc. *                    411,000            1,948
Cepheid, Inc. *                                      100,000            1,028
Chronimed, Inc. *                                    160,835            1,454
Cobra Electronics Corp. *                            295,154            2,766
Compudyne Corp. *                                    120,000            1,361
Comstock Resources, Inc. *                           249,900            4,368
Concord Camera Corp. *                               235,379            1,643
Covenant Transport, Inc., Class A *                   70,000            1,236
Cutter & Buck, Inc. *                                165,801            1,592
Deb Shops, Inc.                                       40,000              860
DHB Industries, Inc. *                               150,000              990
Dril-Quip, Inc. *                                    155,000            2,930
Edelbrock Corp.                                      170,000            2,067
Enesco Group, Inc. *                                 175,000            1,733
Ethyl Corp. *                                         65,000            1,570
Flow International Corp. *                           158,300              537
Frozen Food Express Industries, Inc. *               250,000            1,538
Galyan's Trading Co. *                               175,000            1,542
General Cable Corp. *                                 60,300              487
GSI Lumonics, Inc. *                                 150,000            1,912
Haggar Corp.                                         125,000            2,475
Hardinge, Inc.                                        35,000              399
Harken Energy Corp. *                                240,000              254
Hartmarx Corp. *                                     400,000            2,072
Heidrick & Struggles International, Inc. *           100,000            2,145
Hologic, Inc. *                                      190,000            3,330
Horizon Offshore, Inc. *                             400,000            1,264
Huffy Corp. *                                        225,000            1,098
ICO, Inc. *                                          150,000              350
InFocus Corp. *                                      220,000            2,432

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Input / Output, Inc. *                               300,000     $      1,650
Iomega Corp.                                          31,000              185
Ionics, Inc. *                                        20,000              548
Jameson Inns, Inc.                                    50,000              150
K2, Inc. *                                            99,480            1,788
Kaneb Services LLC                                    30,101              972
Lazare Kaplan International, Inc. *                  210,600            1,459
LESCO, Inc. *                                        190,000            2,470
MAIR Holdings, Inc. *                                140,000            1,225
Material Sciences Corp.                              315,000            3,663
Maxwell Technologies, Inc. *                         165,000            1,413
Meade Instruments Corp. *                            360,000            1,300
Meadowbrook Insurance Group *                        140,000              658
Media 100, Inc. *                                    162,810              112
Mercury Air Group, Inc. *                            115,000              736
Michael Baker Corp. *                                235,000            2,562
Midas, Inc. *                                         80,000            1,268
Midway Games, Inc. *                                 100,000              427
Mobile Mini, Inc. *                                   70,000            1,392
Monterey Pasta Co. *                                 350,000            1,313
Movado Group, Inc.                                    50,000            1,426
MTS Systems                                           45,000            1,058
MVC Capital *                                         35,000              289
Nanometrics, Inc. *                                  140,000            2,828
National Dentex Corp. *                               65,000            1,642
Northwest Pipe Co. *                                  62,000              872
Oglebay Norton Co. *                                  33,000              138
Olympic Steel, Inc. *                                300,000            2,400
On Assignment, Inc. *                                300,000            2,233
Optimal Robotics Corp. *                             195,009            1,675
Oregon Steel Mills, Inc. *                           250,000            1,345
Orthologic Corp. *                                   114,400              871
OSI Systems, Inc. *                                  110,000            2,271
Osteotech, Inc. *                                    250,000            1,830
Overland Storage, Inc. *                              75,000            1,466
PAREXEL International Corp. *                         20,000              345
Pemstar, Inc. *                                      335,000            1,508
Perceptron, Inc. *                                    80,213              553
Pharmacopeia, Inc. *                                 200,000            3,974
Plato Learning, Inc. *                               235,000            2,761
Powell Industries, Inc. *                             57,000            1,037
Price Legacy Corp. *                                 385,000            1,575
Prime Hospitality Corp. *                            130,000            1,334
Quaker Fabric Corp.                                   30,000              324
R.G. Barry Corp. *                                   260,000              806
Register.com, Inc. *                                  82,219              430
Rockford Corp. *                                     274,100            1,697
Rocky Shoes & Boots, Inc. *                          100,000            2,726
RTI International Metals, Inc. *                     150,000            2,234
Safeguard Scientifics, Inc. *                        525,000            2,699
Saucony, Inc., Class A                                66,200            1,258
Sea Containers, Ltd.                                 180,000            3,450
SeeBeyond Technology Corp. *                         130,000              650
Skechers U.S.A., Inc. *                              200,000            1,574
Smith & Wollensky Restaurant
    Group, Inc. *                                     75,000              535
SonicWALL, Inc. *                                    500,000            4,679
Southcoast Financial Corp. *                          30,000              660

                                   CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Southwestern Energy Co. *                             28,000     $        578
Stein Mart, Inc. *                                   215,000            2,288
Steinway Musical Instruments, Inc. *                 115,000            2,860
Stepan Co.                                           160,000            4,009
Stewart & Stevenson Services, Inc.                    90,000            1,228
Strategic Distribution, Inc.                         139,100            1,982
Stride Rite Corp.                                     31,500              346
Superior Uniform Group, Inc.                          40,000              600
Symmetricom, Inc. *                                  700,154            7,169
Systemax, Inc. *                                      80,000              583
Terra Nitrogen Company, L.P.                          55,000              495
Texas Pacific Land Trust                               4,500              254
Theragenics Corp. *                                  340,000            2,071
Transport Corp. of America, Inc. *                   100,000              749
Tweeter Home Entertainment
    Group, Inc. *                                    130,000            1,357
U. S. Concrete, Inc. *                                40,000              272
US Oncology, Inc. *                                   30,000              394
Vans, Inc. *                                         100,000            1,250
Ventiv Health, Inc. *                                 40,000              432
Veritas DGC, Inc. *                                  150,000            1,905
Vesta Insurance Group, Inc.                           20,000               81
Vignette Corp. *                                     475,000            1,131
Volt Information Sciences, Inc. *                    100,000            2,195
Willbros Group, Inc. *                               150,000            1,932
Wolverine Tube, Inc. *                               100,000              714
                                                                 ------------
Total Common Stocks                                                   219,258
                                                                 ------------
INVESTMENT COMPANIES  (1.1%)
Brantley Capital Corp.                                65,900              684
Equus II, Inc.                                       130,000            1,060
Malaysia Fund, Inc. *                                 25,000              160
Royce Micro-Cap Trust                                 91,696            1,233
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                              3,137
                                                                 ------------
Repurchase Agreements  (20.9%)
UBS Investment Bank, 0.98%, 2/2/04
    (Proceeds at maturity, $58,532,
    Collateratalized by U.S. Treasury
    securities)                                $      58,527           58,527
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                            58,527
                                                                 ------------
TOTAL INVESTMENTS (COST $206,478)+ - 100.4%                           280,922
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                         (1,244)
                                                                 ------------
NET ASSETS - 100.0%                                              $    279,678
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS




                                                         SMALL CAP VALUE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (92.0%)
A.G. Edwards, Inc.                                     6,000     $        228
A.O. Smith Corp.                                      18,200              568
Agilysys, Inc.                                        32,400              429
Agrium, Inc.                                          32,000              512
Albany International Corp.                            22,600              729
Allegheny Energy, Inc. *                              55,275              698
Allegheny Technologies, Inc.                          58,200              547
Allete, Inc.                                          18,600              609
American Eagle Outfitters, Inc. *                     37,650              699
American Financial Realty Trust                       42,750              775
Ametek, Inc.                                           8,100              417
Andrx Group *                                         27,700              693
Anixter International, Inc. *                         30,500              843
Ann Taylor Stores Corp. *                             10,000              405
Argonaut Group, Inc. *                                25,700              419
Arrow Electronics, Inc. *                             13,000              348
Atmel Corp. *                                         54,400              384
Avnet, Inc. *                                         17,000              448
Axcelis Technologies, Inc. *                          51,550              655
Bema Gold Corp. *                                     65,000              195
Brookline Bancorp, Inc.                               34,400              546
Cable Design Technologies Corp. *                     31,100              311
Cal Dive International, Inc. *                        19,000              437
Cambior, Inc. *                                       71,000              183
Carolina Group                                        30,250              791
Cedar Shopping Centers, Inc.                          50,600              668
Chattem, Inc. *                                       29,400              592
Choice Hotels International, Inc.                     17,600              669
Ciber, Inc. *                                         84,400              782
Circuit City Stores, Inc.                             38,700              414
City National Corp.                                    4,500              272
Clark, Inc. *                                         35,500              699
Commonwealth Telephone
    Enterprises, Inc. *                               17,950              660
Consol Energy, Inc. *                                 25,900              598
Constellation Brands, Inc. *                          10,000              335
Cooper Tire & Rubber Co.                              44,250              897
Copart, Inc. *                                        37,150              626
Corn Products International, Inc.                     19,050              670
Corrections Corp. of America *                        28,950              823
Covance, Inc. *                                       21,400              613
Covenant Transport, Inc., Class A *                   36,300              641
Cullen/Frost Bankers, Inc.                            20,250              819
El Paso Electric Co. *                                32,000              447
Eldorado Gold Corp. *                                 59,000              166
Electronics Boutique Holdings Corp. *                 21,600              545
Electronics for Imaging, Inc. *                       29,300              783
ElkCorp                                               29,450              845
Energy Partners, Ltd. *                               65,250              895
Florida East Coast Industries, Inc.                   19,150              634
Fossil, Inc. *                                        26,900              780
Frontier Oil Corp.                                    61,400            1,092
Furniture Brands International, Inc.                  22,300              683
Gardner Denver Inc. *                                 35,550              886
Global Industries, Ltd. *                             67,800              345
Golden Star Resources, Ltd. *                         35,000              191

                                    CONTINUED

SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Graftech International, Ltd. *                        43,250     $        538
Gymboree Corp. *                                      51,150              742
H.B. Fuller Co.                                       22,250              623
Headwaters, Inc. *                                    25,000              579
Hecla Mining Co. *                                   127,600              957
Henry Schein, Inc. *                                  12,850              901
Hersha Hospitality Trust                              37,500              414
Hilb, Rogal & Hamilton Co.                            17,800              569
Horace Mann Educators Corp.                           27,100              423
Houston Exploration Co. *                             11,900              430
Hyperion Solutions Corp. *                            17,100              588
Imation Corp.                                         11,850              434
Independence Community Bank Corp.                     22,350              864
Integrated Device Technologies, Inc. *                35,750              651
Inter-Tel, Inc.                                        5,000              141
IPC Holdings, Ltd.                                    11,500              474
Istar Financial, Inc.                                 14,500              580
Jacuzzi Brands, Inc. *                                77,350              665
Jones Apparel Group, Inc.                             24,350              829
Kadant, Inc. *                                        31,450              690
Key Energy Services, Inc. *                           99,100            1,108
Lattice Semiconductor Corp. *                         46,600              500
Lawson Software, Inc. *                              108,400            1,060
Legg Mason, Inc.                                       7,950              704
Lennox International, Inc.                            26,500              437
Lifepoint Hospitals, Inc. *                           14,500              500
Linens 'N Things, Inc. *                              20,400              589
LSI Logic Corp. *                                     44,600              459
Magnum Hunter Resources, Inc. *                       47,000              411
Maytag Corp.                                          20,300              581
Mercury General Corp.                                  3,500              167
Methode Electronics, Inc.                             53,550              674
Mills Corp.                                           17,200              809
Minerals Technologies, Inc.                           15,500              820
Network Associates, Inc. *                            21,000              364
NN, Inc.                                              25,126              327
Nordson Corp.                                         13,000              471
ONEOK, Inc.                                           34,100              773
Orthodontic Centers of America, Inc. *                66,600              522
Osteotech, Inc. *                                     35,150              257
PacifiCare Health Systems, Inc. *                      8,000              263
Paxar Corp. *                                         34,800              488
PepsiAmericas, Inc.                                   33,500              576
Piper Jaffray Cos., Inc. *                            17,800              836
Platinum Underwriters Holdings, Ltd.                  20,400              664
Polo Ralph Lauren                                     10,000              302
Polyone Corp. *                                      200,600            1,347
Popular, Inc.                                         15,925              705
Precision Castparts Corp.                              6,300              295
Precision Drilling *                                  13,600              630
Province Healthcare Co. *                             28,000              510
PT Indonesian Satellite Corp. ADR                     37,800              713
Puget Energy, Inc.                                    27,200              643
Quiksilver, Inc. *                                    41,000              676
Radisys Corp. *                                       28,300              655
Robert Mondavi Corp. *                                17,200              623

                                    CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Rowan Cos., Inc. *                                    35,525     $        813
RPM International, Inc.                               50,900              860
Ruby Tuesday, Inc.                                    16,425              459
School Specialty, Inc. *                              22,800              836
Scottish Re Group, Ltd.                               41,700              904
SCS Transportation, Inc. *                            27,850              473
Service Corp. International *                         90,500              622
Sky Financial Group, Inc.                             27,300              742
SL Green Realty Corp.                                 15,300              657
Sovereign Bancorp, Inc.                               28,950              655
Steiner Leisure, Ltd. *                               17,000              289
Steris Corp. *                                        40,700            1,030
Stewart Enterprises, Inc. *                           70,600              451
Stillwater Mining Co. *                               38,100              437
Sunrise Assisted Living, Inc. *                       18,800              761
Swift Transportation Co., Inc. *                      11,600              230
Symmetricom, Inc. *                                   38,800              397
The Steak n Shake Co. *                               24,900              498
Tidewater, Inc.                                       16,000              513
Tollgrade Communications, Inc. *                      42,300              777
Too, Inc. *                                           15,100              231
UniFirst Corp.                                        32,950              855
UNUMProvident Corp.                                   36,600              572
URS Corp. *                                           34,200              946
Vail Resorts, Inc. *                                  27,650              489
Vectren Corp.                                          9,400              233
Veritas DGC, Inc. *                                   37,200              472
Wolverine World Wide, Inc.                            15,500              323
                                                                 ------------
TOTAL COMMON STOCKS                                                    82,015
                                                                 ------------
MONEY MARKETS  (4.3%)
Dreyfus Cash Management Money
    Market Fund                                       10,022               10
Federated Prime Value Obligations
    Money Market Fund                              3,840,046            3,840
                                                                 ------------
TOTAL MONEY MARKETS                                                     3,850
                                                                 ------------
REPURCHASE AGREEMENTS  (3.8%)
UBS Investment Bank, 0.98%, 2/2/04
    (Proceeds at maturity, $3,368,
    Collateralized by U.S. Treasury
    securities)                                $       3,368            3,368
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                             3,368
                                                                 ------------
TOTAL INVESTMENTS (COST $74,496)+ - 100.1%                             89,233

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (99)
                                                                 ------------
NET ASSETS - 100.0%                                              $     89,134
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (86.9%)
3Com Corp. *                                         315,000     $      2,426
ADC Telecommunications, Inc. *                       175,000              613
AK Steel Holding Corp. *                             110,000              539
American Electric Power Co.                           50,000            1,633
American Express Co.                                  60,000            3,110
American Power Conversion Corp.                       70,000            1,735
Ameritrade Holding Corp. *                           170,000            2,695
Anadarko Petroleum Corp.                              50,000            2,495
Andrew Corp. *                                       180,000            3,085
Aon Corp.                                             85,000            2,088
Apache Corp.                                          69,300            2,667
Apple Computer, Inc. *                               150,000            3,384
Applera Corp.- Celera Genomics Group *               190,000            2,892
Applied Materials, Inc. *                            140,000            3,046
Archer-Daniels-Midland Co.                           115,000            1,801
AT&T Corp.                                            50,000              973
AT&T Wireless Services, Inc. *                        65,000              718
Becton, Dickinson & Co.                               50,000            2,253
Berkshire Hathaway, Inc. *                             1,000            2,981
Big Lots, Inc. *                                      40,000              565
BMC Software, Inc. *                                  60,000            1,194
Bob Evans Farms, Inc.                                100,000            3,153
Borg Warner, Inc.                                     50,000            4,646
Bristol-Myers Squibb Co.                             100,000            2,805
Brunswick Corp.                                       60,000            2,091
Cadbury Schweppes PLC ADR                             60,000            1,797
Carnival Corp.                                        30,000            1,333
Charles Schwab Corp.                                 250,000            3,148
ChevronTexaco Corp.                                   25,000            2,159
CIGNA Corp.                                           70,000            4,342
Cincinnati Financial Corp.                            20,000              866
Coherent, Inc. *                                     100,000            3,059
Comcast Corp., Class A *                              20,000              682
Comverse Technology, Inc. *                          165,000            2,904
ConAgra, Inc.                                        160,000            4,150
ConocoPhillips                                        60,000            3,952
CSX Corp.                                             40,000            1,262
Cubic Corp.                                           35,200              770
CVS Corp.                                             30,000            1,072
Diebold, Inc.                                         75,000            3,930
Dominion Resources, Inc.                              15,000              962
Duke Energy Corp.                                    110,000            2,391
E*TRADE Group, Inc. *                                250,000            3,497
EMC Corp. *                                          135,000            1,895
Florida East Coast Industries, Inc.                  106,000            3,509
Foot Locker, Inc.                                    125,000            3,093
Furniture Brands International, Inc.                 135,000            4,133
General Dynamics Corp.                                40,000            3,657
Global Industries, Ltd. *                            100,000              509
Goodrich Corp.                                        30,000              926
Goodyear Tire & Rubber Co. *                         162,400            1,543
Harris Corp.                                          90,000            4,380
HCA, Inc.                                             50,000            2,245
Hewlett-Packard Co.                                  160,000            3,806
Hillenbrand Industries, Inc.                          50,000            3,125
Home Depot, Inc.                                     100,000            3,546
Honda Motor Co., Ltd.                                 40,000              854

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Honeywell International, Inc.                        140,000     $      5,057
Horace Mann Educators Corp.                          175,000            2,730
Humana, Inc. *                                       200,000            4,666
Industrias Bachoco, S.A. ADR                          80,000              890
Intel Corp.                                          100,000            3,060
Ionics, Inc. *                                       100,000            2,739
J.C. Penney Co., Inc.                                 65,000            1,702
J.P. Morgan Chase & Co.                               85,000            3,306
JDS Uniphase Corp. *                                 250,000            1,275
Kerr-McGee Corp.                                      50,000            2,436
KeyCorp                                              100,000            3,109
Kimberly-Clark Corp.                                  50,000            2,953
King Pharmaceuticals, Inc. *                         160,000            2,669
Kraft Foods, Inc.                                     40,000            1,288
Liberty Media Corp., Class A *                       365,000            4,249
Lucent Technologies, Inc. *                          550,000            2,464
Marathon Oil Corp.                                   120,000            3,898
Masco Corp.                                           85,000            2,266
May Department Stores Co.                            110,000            3,618
McDonald's Corp.                                     110,000            2,831
Merck & Co., Inc.                                     60,000            2,856
Millenium Pharmaceuticals, Inc. *                    220,000            3,881
Motorola, Inc.                                       250,000            4,145
Natuzzi S.p.A. ADR                                    60,000              662
Neiman Marcus Group, Inc.                             11,200              575
Neiman Marcus Group, Inc., Class A                    48,000            2,650
Newell Rubbermaid, Inc.                               30,000              733
Novell, Inc. *                                       400,000            5,080
Orthodontic Centers of America, Inc. *               200,000            1,568
Pall Corp.                                           160,000            4,160
Payless ShoeSource, Inc. *                           100,000            1,344
Pepco Holdings, Inc.                                 110,000            2,214
Pfizer, Inc.                                          60,000            2,198
Pier 1 Imports, Inc.                                  60,000            1,245
Plum Creek Timber Co., Inc.                           47,000            1,419
Prime Hospitality Corp. *                            198,800            2,040
Royal Dutch Petroleum Co.                             50,000            2,370
Saks, Inc. *                                          75,000            1,275
Schering-Plough Corp.                                175,000            3,069
Schlumberger Ltd.                                     70,000            4,283
Scientific-Atlanta, Inc.                              70,100            2,372
Snap-On, Inc.                                         30,000              935
Stanley Works                                         75,000            2,841
Stewart & Stevenson Services, Inc.                   175,000            2,389
Sun Microsystems, Inc. *                             200,000            1,062
SUPERVALU, Inc.                                      160,000            4,624
Tecumseh Products Co., Class A                        25,000            1,114
The Walt Disney Co.                                  135,000            3,240
Thomas & Betts Corp.                                  70,000            1,451
Toro Co.                                              50,000            2,380
Transocean, Inc. *                                   210,000            5,656
Trizec Properties, Inc.                              125,000            1,986
U.S. Bancorp                                          80,000            2,262
Union Pacific Corp.                                   30,000            1,932
Verizon Communications, Inc.                          30,000            1,106
Vishay Intertechnology, Inc. *                        75,000            1,743
Waters Corp. *                                        75,000            2,843

                                    CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
COMMON STOCKS, CONTINUED
Whirlpool Corp.                                       30,000     $      2,279
Winn-Dixie Stores, Inc.                              150,000              984
                                                                 ------------
TOTAL COMMON STOCKS                                                   283,257
                                                                 ------------
CONVERTIBLE PREFERRED STOCK(C)  (0.2%)
Glenborough Realty, $1.94, Series A                   19,000              476
                                                                 ------------
Total Convertible Preferred Stock                                         476
                                                                 ------------
INVESTMENT COMPANIES  (1.9%)
iShares Russell 1000 Value Index                      60,000            3,553
John Hancock Bank & Thrift
    Opportunity Fund                                 240,000            2,479
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                              6,032
                                                                 ------------
Repurchase Agreements  (11.0%)
UBS Investment Bank, 0.98%, 2/2/04
    (Proceeds at maturity, $35,822,
    Collateralized by U.S. Treasury
    securities)                                 $     35,819           35,819
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                            35,819
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (11.6%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                       37,757           37,757
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  37,757
                                                                 ------------
TOTAL INVESTMENTS (COST $276,923)+ - 111.6%                           363,341

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%                       (37,708)
                                                                 ------------
NET ASSETS - 100.0%                                              $    325,633
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS


                                             DISCIPLINED LARGE CAP VALUE FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (95.8%)
Abbott Laboratories                                  115,550     $      4,978
Allstate Corp.                                       164,000            7,455
American Electric Power Co.                          291,000            9,501
Anadarko Petroleum Corp.                              95,000            4,741
Aon Corp.                                            451,000           11,081
AT&T Wireless Services, Inc. *                       263,000            2,906
Bob Evans Farms, Inc.                                 61,000            1,923
Bristol-Myers Squibb Co.                             232,000            6,508
Brunswick Corp.                                      202,000            7,040
Cadbury Schweppes PLC ADR                            170,000            5,092
Carnival Corp.                                       357,000           15,858
Caterpillar, Inc.                                    168,000           13,126
ChevronTexaco Corp.                                   92,000            7,944
CIT Group, Inc.                                      236,000            8,949
ConAgra, Inc.                                        356,000            9,234
ConocoPhillips                                       234,509           15,448
CVS Corp.                                            385,000           13,752
Dow Chemical Co.                                     378,000           15,857
Equity Office Properties Trust                        88,000            2,609
FleetBoston Financial Corp.                          113,000            5,038
FPL Group, Inc.                                      112,000            7,364
Gannett, Inc.                                        138,000           11,828
General Dynamics Corp.                               166,000           15,177
Genuine Parts Co.                                    134,000            4,417
Halliburton Co.                                      314,000            9,467
Hartford Financial Services Group, Inc.              207,000           13,319
HCA, Inc.                                            127,000            5,702
Hewlett-Packard Co.                                  368,000            8,755
Honda Motor Co., Ltd.                                510,000           10,883
Honeywell International, Inc.                        490,000           17,701
IBM Corp.                                             76,500            7,591
Intel Corp.                                          335,000           10,251
International Paper Co.                              274,100           11,587
J.P. Morgan Chase & Co.                              369,000           14,350
KeyCorp                                              425,000           13,213
King Pharmaceuticals, Inc. *                         150,000            2,502
Marathon Oil Corp.                                   312,000           10,134
Masco Corp.                                          293,000            7,811
May Department Stores Co.                            210,000            6,909
McDonald's Corp.                                     251,000            6,461
Merck & Co., Inc.                                    168,500            8,020
Merrill Lynch & Co., Inc.                            229,000           13,463
Newell Rubbermaid, Inc.                              150,000            3,665
NiSource, Inc.                                       210,000            4,410
Parker Hannifin Corp.                                201,000           11,053
Royal Dutch Petroleum Co.                            215,000           10,191
RPM International, Inc.                               92,300            1,560
Sherwin-Williams Co.                                  85,000            2,868
SunTrust Banks, Inc.                                 177,000           12,808
SUPERVALU, Inc.                                       82,000            2,370
Thomas & Betts Corp.                                 131,000            2,716
Verizon Communications, Inc.                         312,000           11,500
Weyerhaeuser Co.                                     142,000            8,727
                                                                 ------------
TOTAL COMMON STOCKS                                                   457,813
                                                                 ------------


                                    CONTINUED

DISCIPLINED LARGE CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES OR
                                                   PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MONEY MARKETS (4.1%)
Dreyfus Cash Management Money
    Market Fund                                       47,384     $         47
Federated Prime Value Obligations
    Money Market Fund                             19,539,445           19,539
                                                                 ------------
TOTAL MONEY MARKETS                                                    19,586
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (5.7%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     27,030           27,030
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  27,030
                                                                 ------------
TOTAL INVESTMENTS (COST $404,571)+ - 105.6%                           504,429

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%                        (26,653)
                                                                 ------------
NET ASSETS - 100.0%                                              $    477,776
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                LIFEMODEL AGGRESSIVE FUND SM
                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
INVESTMENTS IN AFFILIATES  (99.6%)
Fifth Third Disciplined Large Cap
    Value Fund                                     1,487,994     $     19,880
Fifth Third Intermediate Bond Fund                   189,720            1,929
Fifth Third International Equity Fund                625,149            5,920
Fifth Third Mid Cap Growth Fund *                    555,766            7,708
Fifth Third Multi Cap Value Fund                     327,763            7,683
Fifth Third Prime Money Market Fund                1,322,124            1,322
Fifth Third Quality Growth Fund *                  1,220,613           19,896
Fifth Third Small Cap Growth Fund                    297,091            5,214
Fifth Third Small Cap Value Fund                     258,517            5,217
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        74,769
                                                                 ------------
TOTAL INVESTMENTS (COST $60,048)+ - 99.6%                              74,769

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                              264
                                                                 ------------
NET ASSETS - 100.0%                                              $     75,033
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENT

LIFE MODEL MODERATELY AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
INVESTMENTS IN AFFILIATES  (99.7%)
Fifth Third Bond Fund                                670,604     $      6,840
Fifth Third Disciplined Large Cap
    Value Fund                                     2,713,850           36,257
Fifth Third Intermediate Bond Fund                 1,851,334           18,828
Fifth Third International Equity Fund              1,067,980           10,114
Fifth Third Mid Cap Growth Fund *                  1,080,470           14,986
Fifth Third Multi Cap Value Fund                     649,471           15,224
Fifth Third Prime Money Market Fund                2,336,487            2,336
Fifth Third Quality Growth Fund *                  2,205,528           35,950
Fifth Third Short Term Bond Fund                   1,410,059           13,720
Fifth Third Small Cap Growth Fund                    472,662            8,295
Fifth Third Small Cap Value Fund                     417,481            8,425
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                       170,975
                                                                 ------------
TOTAL INVESTMENTS (COST $143,985)+ - 99.7%                            170,975

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                              444
                                                                 ------------
NET ASSETS - 100.0%                                              $    171,419
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                      LIFEMODEL MODERATE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2004 (UNAUDITED)
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
INVESTMENTS IN AFFILIATES  (99.9%)
Fifth Third Bond Fund                              1,218,124     $     12,425
Fifth Third Disciplined Large Cap
    Value Fund                                     2,056,466           27,474
Fifth Third Intermediate Bond Fund                 3,665,077           37,273
Fifth Third International Equity Fund                742,201            7,029
Fifth Third Mid Cap Growth Fund *                    898,597           12,464
Fifth Third Multi Cap Value Fund                     541,013           12,681
Fifth Third Prime Money Market Fund                5,714,076            5,714
Fifth Third Quality Growth Fund *                  1,673,824           27,283
Fifth Third Short Term Bond Fund                   2,743,874           26,698
Fifth Third Small Cap Growth Fund                    407,039            7,144
Fifth Third Small Cap Value Fund                     355,973            7,184
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                       183,369
                                                                 ------------
TOTAL INVESTMENTS (COST $162,571)+ - 99.9%                            183,369

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              238
                                                                 ------------
NET ASSETS - 100.0%                                              $    183,607
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENT

LIFEMODEL MODERATELY CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
INVESTMENTS IN AFFILIATES  (99.9%)
Fifth Third Bond Fund                                769,479     $      7,849
Fifth Third Disciplined Large Cap
    Value Fund                                       884,303           11,814
Fifth Third Intermediate Bond Fund                 2,229,542           22,675
Fifth Third International Equity Fund                364,868            3,455
Fifth Third Mid Cap Growth Fund *                    314,740            4,365
Fifth Third Multi Cap Value Fund                     192,136            4,504
Fifth Third Prime Money Market Fund                4,084,612            4,085
Fifth Third Quality Growth Fund *                    723,885           11,799
Fifth Third Short Term Bond Fund                   1,608,551           15,651
Fifth Third Small Cap Growth Fund                    147,420            2,587
Fifth Third Small Cap Value Fund                     128,952            2,602
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        91,386
                                                                 ------------
TOTAL INVESTMENTS (COST $82,033)+ - 99.9%                              91,386

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                               68
                                                                 ------------
NET ASSETS - 100.0%                                              $     91,454
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS


                                              LIFEMODEL CONSERVATIVE FUNDS SM
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES             VALUE
                                               -------------     ------------
INVESTMENTS IN AFFILIATES  (99.9%)
Fifth Third Bond Fund                                561,329     $      5,726
Fifth Third Disciplined Large Cap
    Value Fund                                       215,808            2,883
Fifth Third Intermediate Bond Fund                 1,663,160           16,915
Fifth Third International Equity Fund                 99,522              942
Fifth Third Mid Cap Growth Fund *                    103,076            1,430
Fifth Third Multi Cap Value Fund                      61,332            1,438
Fifth Third Prime Money Market Fund                  144,830              145
Fifth Third Quality Growth Fund *                    175,361            2,858
Fifth Third Short Term Bond Fund                   1,224,780           11,917
Fifth Third Small Cap Growth Fund                     72,668            1,275
Fifth Third Small Cap Value Fund                      64,038            1,292
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATES                                        46,821
                                                                 ------------
TOTAL INVESTMENTS (COST $44,049)+ - 99.9%                              46,821

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                               49
                                                                 ------------
NET ASSETS - 100.0%                                              $     46,870
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENT

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (17.1%)
Abbott Laboratories                                   28,375     $      1,223
AMB Property Corp.                                    22,100              772
American Capital Strategies Ltd.                       8,400              269
Arthur J. Gallagher & Co.                             35,475            1,110
Bank of America Corp.                                  8,700              709
Charter One Financial, Inc.                           30,825            1,116
Citigroup, Inc.                                       14,900              737
Developers Diversified Realty, Corp.                  22,300              767
Eli Lilly & Co.                                        7,130              485
First Tennessee National Corp.                        15,600              693
General Electric Corp.                                10,735              361
Health Care Property Investors, Inc.                  25,375            1,427
Hershey Foods Corp.                                    6,450              487
Jefferson-Pilot Corp.                                  6,175              317
Kimco Realty Corp.                                    49,500            2,283
Mills Corp.                                           22,000            1,035
Pfizer, Inc.                                          22,425              821
Procter & Gamble Co.                                  11,025            1,114
ProLogis                                              38,300            1,250
Simon Property Group, Inc.                            46,904            2,442
SouthTrust Corp.                                      31,600            1,074
Sysco Corp.                                           25,525              968
Thornburg Mortgage, Inc.                              43,600            1,259
Vectren Corp.                                         31,950              790
Vornado Realty Trust                                  45,100            2,524
Washington Mutual, Inc.                               33,195            1,471
Weingarten Realty Investors                           50,050            2,377
Wells Fargo & Co.                                     15,945              915
                                                                 ------------
TOTAL COMMON STOCKS                                                    30,796
                                                                 ------------
CONVERTIBLE PREFERRED STOCK(C)  (1.1%)
Equity Residential Properties, $2.28,
    Series G                                          19,900              545
Glenborough Realty, $1.94, Series A                   55,000            1,377
                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                       1,922
                                                                 ------------

                                    CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
CORPORATE BONDS  (17.5%)
Amvescap PLC, 5.38%, 2/27/13                   $         500     $        491
Anheuser Busch Cos., Inc., 5.05%,
    10/15/16                                           1,000            1,016
Bankers Trust  New York, 7.25%,
    10/15/11                                           1,000            1,156
Bear, Stearns & Co. Inc., 4.65%, 7/2/18                1,000              928
Bear, Stearns & Co. Inc., Series
    2003-AC7, Class A2, 5.25%, 1/25/34                 1,973            2,014
Bristol-Meyers Squibb Co., 5.75%,
    10/1/11                                              250              272
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                       500              496
Comcast Cable, 7.13%, 6/15/13                            500              572
Core Invest Grade Trust, 4.73%,
    11/30/07                                             500              523
Countrywide Home Loans, 4.59%,
    10/25/33                                           1,960            1,977
Credit Suisse First Boston, 6.50%,
    1/15/12                                              250              280
CVS Corp., 7.77%, 1/10/12                                928            1,055
Dow Chemical, 6.00%, 10/1/12                             250              270
Dresdner Bank, 7.25%, 9/15/15                            250              291
Ford Motor Credit Co., 7.00%,
    10/1/13                                            1,500            1,585
General Motors Acceptance Corp.,
    6.88%, 9/15/11                                       500              538
Goldman Sachs Group, Inc., 6.88%,
    1/15/11                                              250              285
Goldman Sachs Group, Inc., 4.75%,
    7/15/13                                            1,000              981
Hutchison Whampoa International, Ltd.,
    6.50%, 2/13/13 (e)                                 1,000            1,049
HVB Funding Trust I, 8.74%, 6/30/31                    1,000            1,237
International Lease Finance Corp.,
    4.38%, 11/1/09                                     1,000            1,014
John Deere Capital Corp., 7.00%,
    3/15/12                                              250              291
Kraft Foods, Inc., 6.25%, 6/1/12                       1,500            1,652
Lehman Brothers TRAINS, 6.50%,
    8/15/08 (d) (e)                                      504              547
Marsh & Mclennan Cos., Inc., 5.88%,
    8/1/33                                               500              495
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A, 4.53%,
    12/25/32                                             640              648
Motorola, Inc., 6.50%, 11/15/28                          500              511
Public Service  Oklahoma, 4.85%,
    9/15/10                                              500              511
Radian Group, Inc., 5.63%, 2/15/13                       500              522
RBS Cap Trust B, 6.80%, 3/31/08                      500,000              506
SLM Corp., 4.17%, 11/21/13 *                           1,000              995
Sprint Capital Corp, 8.38%, 3/15/12                      500              590
TCI Communications, Inc., 7.88%,
    8/1/13                                             1,100            1,310
Union Planters Corp., 4.38%, 12/1/10                     500              498
Verizon Virginia, Inc., 4.63%, 3/15/13                 1,000              970
Washington Mutual Bank, 5.50%,
    1/15/13                                              500              521

                                    CONTINUED

                                                        STRATEGIC INCOME FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Washington Mutual Bank, 4.82%,
    10/25/32                                   $         361     $        369
Washington Mutual Bank, 4.08%,
    10/25/33                                           1,000            1,004
Weyerhaeuser Co., 7.38%, 3/15/32                       1,500            1,689
                                                                 ------------
TOTAL CORPORATE BONDS                                                  31,659
                                                                 ------------
CORPORATE BOND EQUIVALENTS(c)  (34.8%)
AAG Holding Co., Inc., $1.17                          20,000              500
Abbey National PLC, $1.84                             24,900              686
Abbey National PLC, $1.84                             70,600            1,942
AMBAC Financial Group, Inc., $1.49                    64,100            1,668
AMBAC Financial Group, Inc., $1.75                    62,895            1,695
BAC Capital Trust I, $1.75                            64,500            1,737
Bank One Capital I, $2.00                             19,000              499
Bear Stearns Capital Trust III, $1.95                 58,900            1,590
Citigoup Capital VII, $1.78                          124,925            3,383
Citigroup Capital VI, $1.72                           25,000              636
Cleveland Electric Financial Trust I, $2.25           10,000              282
ConAgra Capital, $1.25                                54,900            1,379
Consolidated Edison, $1.81                            50,700            1,387
Corp-Backed Trust Certs (CBTCS),
    $1.50, Series BLS                                 30,000              755
Corp-Backed Trust Certs (CBTCS), $1.53                60,000            1,556
Corp-Backed Trust Certs (CBTCS), $1.56                33,500              846
Corp-Backed Trust Certs (CBTCS), $1.80                15,800              415
Corp-Backed Trust Certs (CBTCS),
    $1.94, Series CIT                                  6,100              175
Corp-Backed Trust Certs (CBTCS), $1.97                 2,200               58
Corp-Backed Trust Certs (CBTCS), $2.06                 7,800              212
Corp-Backed Trust Certs (CBTCS), $2.20                 1,800               48
Corts Countrywide Capital II, $2.00                   10,000              271
Corts IBM, $1.75                                      74,700            2,069
Corts Trust For Disney, $1.72                         40,000            1,074
Corts Trust II Safeco Capital I, $2.18                10,000              271
Corts-First Union Capital II, $1.88                   17,700              481
Dominion CNG Capital Trust I, $1.95                   39,800            1,077
Duquesne Light Co., $1.68                             34,000              914
Energy East Capital, $2.06                             5,000              135
Entergy Arkansas, Inc., $1.50                         80,600            2,088
Entergy Mississippi, Inc., $1.50                      39,000            1,016
Entergy Mississippi, Inc., $1.81                       9,400              256
Fannie Mae, $1.77                                      8,800              373
FCB\NC Capital Trust II, $2.10                         5,000              138
Financial Security Assurance Holdings,
    $1.56                                             90,750            2,355
Fleet Capital Trust VI, $2.20                         46,000            1,262
Fleet Captial Trust VII, $1.80                        29,200              781
Ford Capital Trust Series II, $3.25                   10,000              537
General Electric Capital Corp., $1.47                 33,200              852
General Electric Capital Corp., $1.53                 19,000              497
General Electric Capital Corp., $1.66                 79,000            2,123
Household Capital Trust V, $2.50                      17,000              469
Household Finance, $1.72                              32,800              872
ING Group NV, $1.80                                   41,200            1,136
Laclede Capital Trust I, $1.93                        10,000              274

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
CORPORATE BOND EQUIVALENTS(C), CONTINUED
Lehman Brothers, $1.92                                10,000     $        250
MBNA Corp., $1.88                                      9,600              249
MBNA Corp., $2.03                                     37,800            1,029
ML Capital Trust III, $1.75                           49,800            1,349
Morgan Stanley Capital II, $1.81                      81,525            2,178
National Rural Utility CFC, $1.91                     10,000              273
National Rural Utility, $1.69                         20,000              538
Nordstrom (CBTCS), $1.91                              10,000              273
Preferred Plus Trust NAI-1, $2.01                      4,400              117
Public Credit & Repack Securities
    (PCARS), $1.78                                    15,600              413
Puget Sound Energy Capital Trust, $2.10               13,700              372
Regions Financial Trust I, $2.00                      66,500            1,807
Rouchester Gas & Electric, $1.66                      42,800            1,161
Saturns JPM, $1.78                                    12,000              320
Saturns, Series S, $1.81                              10,000              260
Sempra Energy Capital Trust I, $2.23                  29,900              804
Southern Co. Capital Trust VI, $1.78                  58,600            1,611
Stilwell Financial, $1.97                             36,800              989
Torchmark Capital Trust I, $1.94                      58,819            1,603
TXU Capital I, $1.81                                  12,300              310
Virginia Power Capital Trust, 1.84                    26,800              724
Wells Fargo Capital Trust V, $1.75                    18,600              508
Wells Fargo Capital Trust VI, $1.74                   74,550            2,007
Wells Fargo Capital Trust VII, $1.46                  33,500              851
                                                                       -------
TOTAL CORPORATE BOND EQUIVALENTS                                       62,766
                                                                       -------
PREFERRED STOCKS(c)  (16.6%)
ABN AMRO Cap Fund Trust V, $1.48                      60,000            1,485
BAC Capital Trust II, $2.13                           20,000              538
BAC Capital Trust VI, $1.75                           48,600            1,338
Bank One Capital V, $2.00                             76,300            2,080
Bell South, $1.84                                     66,675            1,717
Corts-Sherwin Williams, $1.81                         57,600            1,514
Corts-TR Verizon Global, $3.13                        54,500            1,480
Developers Diversified Realty, $2.15                  41,200            1,126
Duke Realty Corp., $2.11                              50,800            1,403
Equity Residential Properties Trust, $1.73            33,650              979
Fannie Mae, $2.91                                     18,800              966
Federal Express, Inc., $1.55                          48,400              523
Federal Realty Investment Trust, $2.13                21,300              578
Freddie Mac, $2.50                                    20,000              946
Freddie Mac, $2.55                                    10,000              484
Freddie Mac, $2.85                                    25,500            1,316
Harris Preferred Capital, Series A, $1.84             31,800              804
HRPT Properties Trust, $2.47                          26,100              720
HRPT Properties Trust, Series B, $2.19                22,900              639
Huntington Preferred Cap, Inc., $1.97                  9,200              267
Kimco Reality Preferred, $1.66                        39,994            1,038
Maytag Corp., $1.97                                   19,200              532
PS Business Parks, Inc., $2.38                        10,000              271
Public Storage, Inc., Series A, $2.45                 15,000              447
Public Storage, Inc., Series S, $1.97                 10,000              271
SBC Communications, Inc., $1.75                       49,700            1,332
Sears Roebuck & Co. Acceptance, $1.75                 41,600            1,080
Suntrust Capital V, $1.76                             46,600            1,256


                                    CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
PREFERRED STOCKS(C), CONTINUED
USB Capital V, $1.81                                  14,100     $        381
Wachovia Funding, $1.81, Series A                     79,000            2,283
Weingarten Realty, $1.69                              10,000              270
                                                                 ------------
TOTAL PREFERRED STOCKS                                                 30,064
                                                                 ------------
U.S. TREASURY NOTES (1.2%)
7.00%, 7/15/06                                 $       2,000            2,235

TOTAL U.S. TREASURY NOTES                                               2,235
                                                                 ------------
U.S. GOVERNMENT AGENCIES (1.9%)
Fannie Mae (0.7%)
4.28%, 7/1/18                                          1,185            1,193
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION  (1.2%)
5.49%, 8/16/27                                         1,150            1,205
4.89%, 7/16/34                                         1,000              975
                                                                 ------------
                                                                        2,180
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                          3,373
                                                                 ------------
INVESTMENT COMPANIES  (8.9%)
1838 Bond Debenture Trading                          127,000            2,431
American Income Fund, Inc.                           135,400            1,181
Blackrock Income Trust                               108,600              833
Blackrock North American Government
    Income                                           225,000            2,563
ING Prime Rate Trust                                 160,400            1,304
MFS Government Markets Income
    Trust                                            217,400            1,494
MFS Intermediate Income Trust                         49,000              339
Pioneer Interest Shares                               90,700            1,048
Scudder Intermediate Government
    Trust                                             85,000              578

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
INVESTMENT COMPANIES, CONTINUED
Source Capital                                        35,600     $      1,237
Templeton Global Income Fund, Inc.                    61,374              546
Van Kampen Bond Fund                                  64,800            1,176
Van Kampen Senior Income Trust                       152,000            1,322
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                             16,052
                                                                 ------------
MONEY MARKETS (0.8%)
Dreyfus Cash Management Money
    Market Fund                                        7,790                8
Federated Prime Value Obligations
    Money Market Fund                              1,432,464            1,432
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,440
                                                                 ------------
TOTAL INVESTMENTS (COST $170,823)+ - 99.9%                            180,307

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              260
                                                                 ------------
NET ASSETS - 100.0%                                              $    180,567
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

SELECT STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (95.6%)
Agilent Technologies, Inc. *                          41,000     $      1,511
Amgen, Inc. *                                         11,000              709
Analog Devices, Inc.                                  10,000              479
Applied Materials, Inc. *                             30,000              653
Avaya, Inc. *                                         30,000              521
Best Buy Co., Inc.                                    18,000              907
Boston Scientific Corp. *                             20,000              816
Broadcom Corp., Class A *                             18,000              731
Cisco Systems, Inc. *                                 30,000              769
Comcast Corp., Class A *                              35,000            1,194
EMC Corp. *                                           90,000            1,264
Gilead Sciences, Inc. *                                9,000              494
Goldman Sachs Group, Inc.                             12,000            1,195
H & R Block, Inc.                                      8,000              463
Illinois Tool Works, Inc.                             13,000            1,015
Intel Corp.                                           15,000              459
J.P. Morgan Chase & Co.                               17,000              661
L-3 Communications Holdings, Inc. *                   12,000              642
Manpower, Inc.                                        20,000              928
Maxim Integrated Products, Inc.                        9,000              460
Nordstrom, Inc.                                       20,000              786
Phelps Dodge Corp. *                                  12,000              908
Praxair, Inc.                                          7,000              248
Pulte Homes, Inc.                                     16,000              690
Rockwell Automation, Inc.                             30,000              977
Teva Pharmaceutical Industries Ltd. ADR               14,000              876
Texas Instruments, Inc.                               21,000              658
UnitedHealth Group, Inc.                              14,000              852
Xilinx, Inc. *                                        20,000              839
                                                                 ------------
TOTAL COMMON STOCKS                                                    22,705
                                                                 ------------
MONEY MARKETS (3.3%)
Dreyfus Cash Management Money
    Market Fund                                        1,860                2
Federated Prime Value Obligations
    Money Market Fund                                789,718              790
                                                                 ------------
TOTAL MONEY MARKETS                                                       792
                                                                 ------------
TOTAL INVESTMENTS (COST $20,194)+ - 98.9%                              23,497

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                              262
                                                                 ------------
NET ASSETS - 100.0%                                              $     23,759
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
COMMON STOCKS  (99.5%)
3Com Corp. *                                         235,000     $      1,810
Agere Systems, Inc., Class A *                     1,225,000            4,715
Agilent Technologies, Inc. *                         122,500            4,516
Ameritrade Holding Corp. *                            75,000            1,189
Amkor Technology, Inc. *                             110,000            1,915
Analog Devices, Inc.                                  35,000            1,675
Applied Materials, Inc. *                             50,000            1,088
Aspect Communications Corp. *                         60,000            1,047
Atmel Corp. *                                        200,000            1,412
Avaya, Inc. *                                        200,000            3,475
BEA Systems, Inc. *                                  127,000            1,604
Broadcom Corp., Class A *                             50,000            2,030
Concord Communications, Inc. *                        47,500              837
Corning, Inc. *                                      100,000            1,292
Cypress Semiconductor Corp. *                        100,000            2,119
EMC Corp. *                                          150,000            2,106
EMCORE Corp. *                                        65,000              442
F5 Networks, Inc. *                                   40,000            1,360
Finisar Corp. *                                      315,000            1,065
Foundry Networks, Inc. *                              90,000            2,144
Juniper Networks, Inc. *                              55,000            1,589
Komag, Inc. *                                         20,000              387
Kopin Corp. *                                         75,000              540
Level 3 Communications, Inc. *                       200,000            1,200
Micrel, Inc. *                                        70,000            1,187
Network Appliance, Inc. *                             50,000            1,118
NMS Communications Corp. *                           100,000              796
Openwave Systems, Inc. *                             130,000            1,929
PerkinElmer, Inc.                                    180,000            3,717
Pharmos Corp. *                                      100,000              446
QIAGEN N.V. *                                         50,000              652
Sanmina-SCI Corp. *                                  140,000            1,835
Sapient Corp. *                                      225,000            1,382
Semtech Corp. *                                       62,500            1,558
Tekelec *                                             65,000            1,323
Time Warner Telecom, Inc., Class A *                 127,500            1,392
UnitedGlobalCom, Inc. *                              165,000            1,568
VERITAS Software Corp. *                              30,000              986
Western Digital Corp. *                               50,000              512
Xilinx, Inc. *                                        38,250            1,603
                                                                 ------------
TOTAL COMMON STOCKS                                                    63,561
                                                                 ------------

                                    CONTINUED

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
RIGHTS  (0.2%)
UnitedGlobalCom, Inc.                                 46,200     $        155
                                                                 ------------
TOTAL RIGHTS                                                              155
                                                                 ------------
Money Markets  (1.1%)
Dreyfus Cash Management Money
    Market Fund                                        1,590                2
Federated Prime Value Obligations
    Money Market Fund                                687,252              687
                                                                 ------------
TOTAL MONEY MARKETS                                                       689
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (19.3%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     12,311           12,311
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING                                             12,311
                                                                 ------------
TOTAL INVESTMENTS (COST $61,235)+ - 120.1%                             76,716

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.1)%                       (12,832)
                                                                 ------------
NET ASSETS - 100.0%                                              $     63,884
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                    INTERNATIONAL EQUITY FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS  (83.3%)
AUSTRALIA  (3.4%)
Amcor, Ltd.                                           40,419     $        243
AMP, Ltd.                                             65,182              223
Ansell, Ltd.                                           1,911                9
Australia & New Zealand Banking
    Group, Ltd.                                       28,894              386
Australian Gas & Light Co.                             9,291               78
BHP Steel, Ltd.                                       17,587               71
BHP, Ltd.                                            169,972            1,460
Boral, Ltd.                                           12,539               53
Brambles Industries, Ltd.                             52,943              210
Centro Properties Group                               13,598               42
CFS Gandel Retail Trust                               30,215               31
Coca-Cola Amatil, Ltd.                                37,836              183
Coles Myer, Ltd.                                      21,465              119
Commonwealth Bank of Australia                        60,506            1,405
CSL, Ltd.                                              6,420               85
CSR, Ltd.                                             61,351               83
Foster's Group, Ltd.                                  95,331              314
General Property Trust                                39,564               89
HHG PLC *                                             66,134               54
Insurance Australia Group                             90,373              294
Investa Property Group                                25,632               38
James Hardie Industries NV                             9,942               50
John Fairfax Holdings, Ltd.                           19,149               53
Leighton Holdings, Ltd.                                5,018               41
Lend Lease Corp., Ltd.                                 8,286               65
Macquarie Bank, Ltd.                                  11,171              292
Macquarie Infrastructure Group                       140,124              333
Mayne Nickless, Ltd.                                  17,993               44
Mirvac Group                                          15,303               51
National Australia Bank, Ltd.                         74,349            1,728
Newcrest Mining, Ltd.                                  7,334               63
News Corp., Ltd.                                     139,937            1,104
News Corp., Ltd.                                      78,298              709
Onesteel, Ltd.                                         5,530                8
Orica, Ltd.                                            6,127               63
Origin Energy, Ltd.                                    6,191               25
Paperlinx, Ltd.                                        8,484               29
Patrick Corp., Ltd.                                    3,727               43
QBE Insurance Group, Ltd.                             32,275              254
Rinker Group, Ltd.                                    56,947              279
Rio Tinto, Ltd.                                       18,746              508
Santos, Ltd.                                          12,489               59
Sonic Healthcare, Ltd.                                 2,741               15
Southcorp Holdings, Ltd.                              14,233               28
Stockland Trust Group                                 25,280              100
Suncorp Metway, Ltd.                                  10,726              103
TABCORP Holdings, Ltd.                                20,425              174
Telstra Corp., Ltd.                                  106,995              401
Transurban Group                                      10,754               36
Westfarmers, Ltd.                                     18,227              391
Westfield Holdings, Ltd.                              28,800              293
Westfield Trust                                       45,688              123
Westpac                                               44,247              558
WMC Resources, Ltd. *                                 61,331              244



                                    CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
AUSTRALIA, CONTINUED
WMC, Ltd.                                             85,300     $        367
Woodside Petroleum, Ltd.                              25,514              283
Woolworths, Ltd.                                      55,933              500
                                                                 ------------
                                                                       14,887
                                                                 ------------
AUSTRIA  (0.4%)
Bank Austria Creditanstalt *                           1,283               75
Boehler-Uddeholm AG                                      478               35
EFG Eurobank Ergasias                                  4,800               97
Erste Bank Der Oesterreichischen
    Sparkassen AG                                      3,544              457
Flughafen Wein AG                                        890               49
Mayr-Melnhof Karton AG                                   554               69
OMV AG                                                 1,728              275
RHI AG *                                               1,001               21
Telekom Austria AG *                                  24,073              339
VA Technologie AG *                                      753               30
Voest-Alpine Stahl AG                                  2,046               93
Wienerberger Baust                                     3,569              106
                                                                 ------------
                                                                        1,646
                                                                 ------------
BELGIUM  (0.7%)
Agfa Gevaert NV                                        9,303              273
Bekaert NV                                               389               24
Delhaize Group                                         2,197              110
Dexia                                                 38,973              697
Fortis                                                53,464            1,185
Groupe Bruxelles Lambert SA                            2,285              133
Interbrew                                              5,362              144
KBC Bancassurance Holding SA                           4,826              263
Solvay SA                                              2,965              241
UCB Cap NPV Ord                                        3,692              147
Umicore                                                   95                6
                                                                 ------------
                                                                        3,223
                                                                 ------------
BERMUDA  (0.1%)
Cheung Kong Infrastructure
    Holdings, Ltd.                                    16,000               40
Esprit Holdings, Ltd.                                 24,000               78
Johnson Electric Holdings, Ltd.                       40,500               53
Li & Fung, Ltd.                                       46,000               83
SCMP Group, Ltd.                                      10,000                5
Shagri-La Asia, Ltd.                                  28,470               29
Yue Yuen Industrial Holdings, Ltd.                    14,000               40
                                                                 ------------
                                                                          328
                                                                 ------------
CHINA  (0.7%)
Aluminum Corp of China, Ltd.                         492,000              323
Beijing Capital International Airport
    Co., Ltd.                                        240,000               81
China Eastern Airlines Corp., Ltd. *                 280,000               50
China Petroleum & Chemical Corp.                   2,996,000            1,194
China Shipping Development Co., Ltd.                 232,000              163
China Telecom Corp., Ltd.                          1,434,000              529
Guangshen Railway Co., Ltd.                          256,000               75
Jiangsu Expressway Co., Ltd.                         218,000              107
Jiangxi Copper Co., Ltd.                             206,000              110
Shandong International Power
    Development Co., Ltd.                            436,000              157
Sinotrans, Ltd.                                      319,000              140

                                    CONTINUED


                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
CHINA, CONTINUED
Yanzhou Coal Mining Co., Ltd.                        182,000     $        163
Zhejiang Expressway Co., Ltd.                        256,000              165
                                                                 ------------
                                                                        3,257
                                                                 ------------
DENMARK  (0.3%)
A P Moller - Maersk AS                                    10               79
Danisco AS                                             1,000               47
Danske Bank                                           22,887              539
Falck AS                                               2,200               48
ISS AS                                                 1,200               62
Novo Nordisk AS                                        6,030              240
Novozymes AS                                           2,000               79
TDC AS                                                 3,400              137
Vestas Wind Systems AS                                 6,300              116
William Demant Holdings AS *                           1,100               37
                                                                 ------------
                                                                        1,384
                                                                 ------------
FINLAND  (0.8%)
Fortum Oyj                                             8,049               79
Kesko Oyj-B Shares                                     3,623               64
Kone Corp.                                             1,860              109
Metso Oyj-B Shares                                     7,835              100
Nokia Oyj                                             81,564            1,684
Outokumpo Oyj                                          9,800              126
Sampo Insurance Co.                                    7,003               74
Stora Enso Oyj                                        27,600              358
TietoEnator Oyj                                        4,923              143
UPM-Kym'mene Oyj                                      28,600              530
Uponor Oyj                                               535               17
Wartsila Corp. Oyj-B Shares                            2,100               40
                                                                 ------------
                                                                        3,324
                                                                 ------------
FRANCE  (7.4%)
Accor SA                                              13,432              603
Air France                                             2,268               40
Alcatel *                                             21,171              349
Alstom *                                              19,038               39
Arcelor                                                4,020               71
Arcelor                                               12,936              229
Aventis SA                                            27,496            2,143
AXA SA                                                69,030            1,556
Banque Nationale de Paris                             35,135            2,183
BIC                                                    1,362               61
Bouygues                                              18,300              658
Business Objects SA *                                    726               25
Cap Gemini *                                           2,643              117
Carrefour SA                                          26,092            1,300
Casino Guichard-Perrachon                              2,365              219
CNP Assurances                                         1,604               93
Compagnie de Saint Gobain                             27,627            1,404
Compagnie Generale des Etablissements
    Michelin                                           3,582              172
Credit Agricole SA                                    14,954              365
Dassault Systems SA                                    1,181               52
Essilor International                                  2,340              129
Euronext NV                                            2,487               64
European Aeronautic Defence And
    Space Co.                                         19,540              424

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
France Telecom SA *                                   41,318     $      1,222
Groupe Danone                                          5,318              898
Imerys SA                                                445               93
L'Air Liquide SA                                       5,651              946
L'Oreal SA                                             9,264              733
Lafarge SA                                             9,980              815
Lagardere Group SCA                                    9,177              556
LVMH  Moet-Hennessy Louis Vuitton                     19,825            1,426
Peugeot SA                                             8,088              379
Pinault Printemps                                      2,479              250
Publicis Groupe                                        4,982              174
Renault SA                                             7,334              492
Sagem SA                                                 281               33
Sanofi-Synthelabo                                     14,698            1,044
Schneider Electric SA                                 17,848            1,155
Societe Generale-A                                    14,010            1,239
Societe Television Francaise 1                         4,686              169
Sodexho SA                                             3,635              107
Suez SA                                               21,797              454
Technip-Coflexip SA                                    1,421              170
Thales SA                                              9,246              336
Thomson                                                6,228              132
Total Fina                                            30,894            5,432
Veolia Environnement                                   8,330              234
Vinci                                                  5,101              428
Vivendi Universal *                                   38,025              999
Wanadoo *                                             10,650               96
Zodiac SA                                              2,973               86
                                                                 ------------
                                                                       32,394
                                                                 ------------
GERMANY  (6.8%)
Adidas-Salomon AG                                      3,115              354
Allianz AG                                            14,086            1,802
Altana AG                                                536               30
BASF AG                                               38,529            2,142
Bayer AG                                              47,557            1,447
Bayerische Hypo- und Vereinsbank AG *                 16,547              424
Beiersdorf AG                                          3,389              392
Commerzbank AG                                        19,625              380
Continental AG                                         3,938              154
DaimlerChrysler AG                                    37,237            1,765
Deutsche Bank AG                                      37,516            2,932
Deutsche Boerse AG                                     7,660              452
Deutsche Lufthansa AG                                 26,874              482
Deutsche Post AG                                      22,565              505
Deutsche Telekom AG *                                140,568            2,796
Douglas Holdings AG                                    1,449               44
Epcos AG *                                               300                8
Fresenius Medical Care AG                              3,925              258
Gehe AG                                                3,870              201
Heidelberger Zement AG *                               1,545               68
Henkel KGaA                                            3,572              289
Karstadt AG                                              947               22
Linde AG                                               6,742              379
MAN AG                                                 6,419              218
Merck KGAA                                             1,470               63

                                    CONTINUED


                                                   Shares            Value
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
Metro AG                                               6,539     $        285
Muenchener Rueckver AG                                 4,096              486
Porsche AG                                               775              442
ProSiebenSat. 1 Media AG                               3,129               65
Puma AG Rudolf Dassler Sport                             460               84
RWE AG                                                17,616              707
SAP AG                                                 7,495            1,231
Schering AG                                            9,886              523
Siemens AG                                            54,599            4,415
Thyssen Krupp AG                                      19,351              391
TUI AG                                                 4,581              108
VEBA AG                                               40,943            2,617
Volkswagen AG                                         14,294              719
Volkswagen AG                                          1,265               43
                                                                 ------------
                                                                       29,723
                                                                 ------------
GREAT BRITAIN  (18.3%)
Aegis Group PLC                                       48,700               96
AMEC PLC                                              16,972               84
AstraZeneca PLC                                       80,673            3,821
Aviva PLC                                             76,460              713
BAA PLC                                               29,228              274
BAE Systems PLC                                      233,894              700
Balfour Beatty                                        18,743               79
Barclays PLC                                         297,286            2,679
Barratt Developments PLC                              10,336               96
BG Group PLC                                         197,144              993
BHP Billiton PLC                                     137,347            1,129
BOC Group PLC                                         18,796              303
Boots Group PLC                                       11,181              142
BP Amoco PLC                                       1,257,753            9,805
BPB PLC                                                9,858               67
Brambles Industries PLC                               25,421               96
British Airways PLC *                                 47,837              266
British American Tobacco PLC                          72,641            1,012
British Sky Broadcasting Group PLC *                  61,990              837
BT Group PLC                                         452,468            1,447
Bunzl PLC                                              9,149               72
Cable & Wireless PLC                                  65,527              172
Cadbury Schweppes PLC                                 37,924              278
Capita Group Ord                                      27,966              131
Carlton Communications PLC                            29,072              149
Carnival PLC Ord                                       7,519              343
Centrica PLC                                          48,525              180
Cobham PLC                                             5,302              116
Compass Group PLC                                     99,390              666
Daily Mail & General Trust                            14,173              179
Davis Service Group                                    1,777               12
De La Rue PLC                                         13,847               77
Diageo PLC                                           164,185            2,152
Dixons Group PLC                                      45,920              123
Electrocomponents PLC                                 10,199               66
EMAP PLC                                              12,033              198
EMI Group PLC                                         35,555              139
Enterprise Inns PLC                                   14,406              137
Exel PLC                                               7,190               98

                                    CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
FKI PLC                                               25,234     $         52
Friends Provident PLC                                 16,659               43
George Wimpey PLC                                     11,602               76
GKN PLC                                               16,765               79
Glaxosmithkline PLC                                  269,518            5,789
Granada Compass PLC                                  133,094              340
Great Universal Stores PLC                            29,496              391
Hanson PLC                                            21,266              158
Hays PLC                                              67,260              162
HBOS PLC                                             142,138            1,881
Hilton Group PLC                                      72,084              298
HSBC Holdings PLC                                    517,544            7,971
IMI PLC                                               19,959              126
Imperial Chemical Industries PLC                      61,738              244
Imperial Tobacco Group PLC                            21,093              415
InterContinental Hotels Group PLC                     34,429              338
Invensys PLC *                                       296,075              119
Johnson Matthey PLC                                   11,526              194
Kelda Group PLC                                       11,555               92
Kesa Electricals PLC                                   6,407               30
Kidde PLC                                             39,931               72
Kingfisher PLC                                        28,036              142
Legal & General Group PLC                            112,997              204
Lloyds TSB Group PLC                                 219,268            1,836
Logica PLC                                            17,989               94
Marks & Spencer PLC                                   61,381              302
Misys PLC                                             22,733               93
Mitchells & Butlers PLC.                              30,445              126
National Grid Transco PLC                            138,320              987
Novar PLC                                             21,647               57
Nycomed Amersham PLC                                  17,565              253
Pearson PLC                                           37,131              416
Peninsular & Oriental Steam Navigation
    Co., PLC                                          15,882               70
Persimmon PLC                                          2,758               27
Pilkington PLC                                        84,928              155
Prudential Corp. PLC                                  34,752              304
Rank Group PLC                                        27,507              158
Reckitt Benckiser PLC                                 24,238              566
Reed International PLC                                57,985              497
Rentokil Initial PLC                                  76,598              273
Reuters Holding PLC                                   68,963              402
Rexam PLC                                             24,678              193
Rio Tinto PLC                                         62,574            1,663
RMC Group PLC                                          5,594               72
Rolls-Royce Group PLC                                133,055              447
Royal & Sun Alliance Insurance
    Group PLC                                         10,357               18
Royal Bank of Scotland Group PLC                      79,946            2,357
Sage Group PLC                                        46,411              165
Sainsbury PLC                                         26,163              133
Scot Power PLC                                        38,274              248
Scottish & Southern Energy PLC                        17,465              203
Securicor PLC                                          4,172                9
Serco Group PLC                                       18,644               62

                                    CONTINUED


                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Severn Trent PLC                                      10,222     $        131
Shell Transportation & Trading Co. PLC               548,299            3,613
Smith & Nephew PLC                                    11,977              104
Smiths Industries PLC                                 35,398              412
SSL International PLC                                    427                2
Taylor Woodrow PLC                                    15,408               68
Tesco PLC                                            343,794            1,493
Tompkins PLC                                          42,044              197
Unilever PLC                                         149,384            1,439
United Business Media PLC                             15,469              155
Vodaphone Airtouch PLC                             3,650,653            9,138
Whitbread PLC                                         15,981              213
William Hill PLC                                      23,779              192
Wolseley PLC                                          39,452              549
WPP Group PLC                                         57,731              637
Yell Group PLC                                        20,458              119
                                                                 ------------
                                                                       79,791
                                                                 ------------
GREECE  (0.1%)
Alpha Bank A.E.                                        5,400              167
National Bank of Greece SA                             7,334              201
Titan Cement Co.                                         400               17
                                                                 ------------
                                                                          385
                                                                 ------------
HONG KONG  (1.3%)
ASM Pacific Technology, Ltd.                           1,500                7
Bank of East Asia, Ltd.                               38,435              118
Beijing Datang Power Generation                      256,000              188
BOC Hong Kong Holdings, Ltd.                          73,000              138
Cathay Pacific Airways, Ltd.                          28,000               51
Cheung Kong Infrastructure
    Holdings, Ltd.                                    41,000              381
China Southern Airlines *                            210,000               95
CLP Holdings, Ltd.                                    48,680              235
Hang Lung Properties, Ltd.                            34,000               52
Hang Seng Bank, Ltd.                                  19,500              265
Henderson Land Development, Ltd.                      19,000               97
Hong Kong & China Gas Co., Ltd.                      106,348              174
Hong Kong Electric Holdings, Ltd.                     38,000              154
Hong Kong Exchanges & Clearing, Ltd.                  29,000               72
Hopewell Holdings, Ltd.                                9,000               16
Huaneng Power International                          272,000              451
Hutchison Whampoa, Ltd.                               60,000              500
Hysan Development Co., Ltd.                            7,000               14
MTR Corp.                                             37,543               59
New World Development Co., Ltd.                       37,110               40
PCCW, Ltd. *                                          86,047               68
Petrochina                                         3,140,000            1,554
Qingling Motors                                      222,000               43
Sino Land Company, Ltd.                               26,959               19
Sinopec Shanghai Petrochem                           416,000              173
Sinopec Yizheng Chemical                             250,000               58
Sun Hung Kai Properties, Ltd.                         37,136              358
Swire Pacific, Ltd.                                   26,000              181
Techtronic Industries Co., Ltd.                       13,000               36
Television Broadcasts, Ltd.                            5,000               25
Travelsky Tech                                        56,000               61

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
HONG KONG, CONTINUED
Tsingtao Brewery                                      72,000     $         85
Wharf Holdings, Ltd.                                  34,600              109
                                                                 ------------
                                                                        5,877
                                                                 ------------
INDIA  (0.7%)
Bajaj Auto, Ltd. GDR *                                 9,063              204
Doctor Reddy's Laboratories, Ltd. ADR                  6,700              201
Gail India, Ltd. GDR                                   4,674              137
HDFC Bank, Ltd. ADR                                    1,900               55
Hindalco Industries, Ltd. GDR                          7,610              195
ICICI Bank, Ltd. ADR                                  12,500              188
Infosys Technologies, Ltd.                             4,500              398
Larsen & Toubro, Ltd. GDR                             10,295              224
Ranbaxy Laboratories, Ltd. GDR                         3,471               77
Reliance Industries, Ltd. GDR                         30,628              772
Satyam Computer Services, Ltd. ADR                     5,800              138
State Bank of India GDR                                7,080              273
Tata Motors, Ltd. GDR                                 13,153              154
Wipro, Ltd. ADR                                        1,300               66
                                                                 ------------
                                                                        3,082
                                                                 ------------
INDONESIA  (0.0%)
Mulia Industrindo Tbk *                               19,000                1
                                                                 ------------
IRELAND  (0.4%)
Allied Irish Banks PLC                                20,851              350
Allied Irish Banks PLC                                15,081              254
Bank of Ireland                                       16,183              229
Bank of Ireland                                        7,800              110
CRH PLC                                                7,487              158
CRH PLC                                               15,425              325
Grafton Group PLC *                                    1,390               10
Independent News & Media PLC                           7,600               20
Irish Life & Permanent PLC                             4,201               71
Kerry Group PLC *                                      2,300               41
Ryanair Holdings PLC *                                 2,700               16
                                                                 ------------
                                                                        1,584
                                                                 ------------
ITALY  (1.8%)
Alleanza Assicurazioni SpA                             9,073              105
Assicurazioni Generali                                15,413              418
Autogrill SpA *                                        1,659               23
Banca Fideuram SpA                                     3,155               20
Banca Monte dei Paschi di Seina SpA                   30,040               97
Banca Nazionale del Lavoro SpA *                      40,306              111
Banca Popolare di Milano                                 971                7
Banca Popolare di Milano                               1,191                8
Banche Popolari Unite Scrl *                           4,551               83
Banco Popolare di Verona e Novara Scrl                14,337              256
Benetton Group SpA                                     2,105               23
Capitalia SpA *                                       35,177              109
Credito Italiano                                     177,657              960
DCC PLC                                                1,689               25
Enel SpA                                              21,948              158
ENI SpA                                               93,765            1,740
Fiat SpA *                                             1,734               13
Finmeccanica SpA                                     238,753              205
IntesaBci SpA                                        136,006              529

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
ITALY, CONTINUED
Intesabci SpA-RNC                                     22,911     $         67
Italcementi SpA                                        1,533               19
Luxottica Group SpA                                    1,301               22
Mediaset SpA                                          18,253              215
Mediobanca SpA                                         4,943               58
Mediolanum SpA                                         2,371               18
Pirelli SpA                                           96,396              101
RAS SpA                                                5,001               91
San Paolo IMI SpA                                     31,693              423
Seat Pagine Gialle SpA *                              95,878               96
Snam Rete Gas SpA                                      2,978               13
Snia SpA                                               1,219                1
Sorin SpA *                                            1,827                6
Telecom Italia Mobile SpA                            105,049              594
Telecom Italia SpA *                                 293,721              901
Telecom Italia SpA *                                 167,606              355
Tiscali SpA *                                            447                3
                                                                 ------------
                                                                        7,873
                                                                 ------------
JAPAN  (21.3%)
Advantest                                              2,000              166
AEON Co., Ltd.                                        18,800              639
Ajinomoto Co., Inc.                                   39,400              441
Alps Electric Co., Ltd.                                8,000              109
Amada Co., Ltd.                                       15,000               81
Asahi Breweries, Ltd.                                 28,000              265
Asahi Glass Co., Ltd.                                 70,800              632
Asahi Kasei Corp.                                     84,000              433
Asatsu, Ltd.                                           1,000               24
Bellsystem 24, Inc.                                      210               44
Benesse Corp.                                          2,400               57
Bridgestone Corp.                                     55,000              798
Canon, Inc.                                           40,900            2,087
Casio Computer Co., Ltd.                              20,800              221
Central Japan Railway Co.                                 85              784
Chubu Electric Power Co., Inc.                        30,900              663
Chugai Pharmaceutical Co., Ltd.                       21,000              331
Citizen Watch Co., Ltd.                               13,000              118
CSK Corp.                                              2,800              115
Dai Nippon Printing Co., Ltd.                         31,600              474
Daicel Chemical Industries, Ltd.                       4,000               16
Daiichi Pharmaceutical Co., Ltd.                      18,400              324
Daikin Kogyo Corp.                                     8,000              184
Dainippon Ink & Chemicals, Inc.                       41,000               93
Daito Trust Construction Co., Ltd.                     5,800              195
Daiwa House Co., Ltd.                                 33,600              338
Daiwa Securities Group, Ltd.                         207,000            1,455
Denki Kagaku Kogyo Kabushiki
    Kaisha, Ltd.                                      12,000               37
Denso Corp.                                           42,750              824
Dentsu, Inc.                                              12               59
Dowa Mining Co., Ltd.                                 18,000               98
East Japan Railway Co.                                   289            1,439
Ebara Corp.                                           22,800              104
Eisai Co., Ltd.                                       19,800              522
Fanuc Co., Ltd.                                       11,200              718


                                    CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES             VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Fast Retailing Co., Ltd.                                 200     $         13
Fuji Photo Film Co., Ltd.                             30,000            1,017
Fuji Television Network                                   31              142
Fujikura                                               9,000               50
Fujisawa Pharmaceutical Co.                           15,400              330
Fujitsu, Ltd.                                         82,000              521
Furukawa Electric Co., Ltd.                           35,800              137
Hankyu Department Stores, Inc.                         2,000               14
Hirose Electric Co., Ltd.                              1,500              179
Hitachi, Ltd.                                        141,000              896
Honda Motor Co., Ltd.                                 64,351            2,644
Hoya Corp.                                             5,200              511
Isetan Co., Ltd.                                       3,000               34
Ishihara Sangyo Kaisha, Ltd. *                         4,000                9
Ishikawajima-Harima Heavy Industries
    Co., Ltd.                                         41,000               55
Ito Yokado Co., Ltd.                                  19,000              657
Itochu Corp.                                          86,000              307
Japan Airlines System Corp.                           48,000              138
Japan Synthetic Rubber                                10,000              213
Japan Tobacco, Inc.                                       39              276
JFE Holdings, Inc.                                    26,500              683
JGC Corp.                                              7,000               69
Kajima Corp.                                          60,400              215
Kaken Pharmaceutical                                   1,000                5
Kaneka Corp.                                          21,000              163
Kansai Electric Power Co., Inc.                       48,100              890
Kao Corp.                                             40,000              856
Kawasaki Heavy Industries, Ltd.                       35,000               41
Kawasaki Kisen Kaisha, Ltd.                            2,000               10
Keihin Electric Express Railway Co., Ltd.             12,000               74
Keio Electric Railway Co., Ltd.                        6,000               33
Keyence Corp.                                          1,370              285
Kikkoman Corp.                                         4,000               29
Kinki Nippon Railway Co., Ltd. *                     107,230              351
Kirin Brewery Co., Ltd.                               57,400              492
Kokuyo Co., Ltd.                                       2,000               22
Komatsu, Ltd.                                         69,400              419
Komori Corp.                                           2,000               29
Konami Co., Ltd.                                       5,000              138
Konica Corp.                                          10,000              135
Kubota Corp.                                         104,000              426
Kuraray Co., Ltd.                                     24,000              195
Kurita Water Industries, Ltd.                          2,000               25
Kyocera Corp.                                          8,100              611
Kyowa Hakko Kogyo Co., Ltd.                           28,200              177
Kyushu Electric Power Co., Inc.                       12,700              224
Lawson, Inc.                                             100                4
Mabuchi Motor Co., Ltd.                                1,400              109
Marubeni Corp.                                        65,800              127
Marui Co., Ltd.                                       33,000              421
Matsushita Electric Industrial Co., Ltd.             130,000            1,940
Matsushita Electric Works                              5,000               46
Meiji Seika Co., Ltd.                                  4,000               17
Meitec Corp.                                           1,100               41

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Millea Holdings, Inc.                                    103     $      1,333
Minebea Co., Ltd.                                     19,000               90
Mitsubishi Chemical Corp.                            116,000              307
Mitsubishi Corp.                                      78,000              788
Mitsubishi Electric Corp.                            120,800              577
Mitsubishi Estate Co., Ltd.                           59,000              649
Mitsubishi Gas Chemical Co., Inc.                      4,000               13
Mitsubishi Heavy Industries, Ltd.                    210,000              617
Mitsubishi Logistics Corp.                             2,000               17
Mitsubishi Rayon Co., Ltd.                            29,000              104
Mitsubishi Tokyo Financial Group, Inc.                   298            2,327
Mitsui & Co., Ltd.                                    79,800              606
Mitsui Chemicals, Inc.                                20,000              114
Mitsui Fudosan Co., Ltd.                              38,400              391
Mitsui Mining & Smelting Co., Ltd.                    31,000              139
Mitsui O.S.K. Lines, Ltd.                              8,000               38
Mitsui Sumitomo Insurance Co.                        151,230            1,246
Mitsui Trust Holding, Inc.                            49,513              254
Mizuho Financial Group, Inc. *                           485            1,439
Murata Manufacturing Co., Ltd.                        11,200              643
NEC Corp.                                             74,200              576
New Oji Paper Co.                                     62,400              397
NGK Insulators, Ltd.                                  18,600              141
NGK Spark Plug Co., Ltd.                              15,000              128
Nidec Corp.                                            1,600              160
Nikko Cordial Corp,                                   75,000              408
Nikon Corp. *                                          8,000              124
Nintendo Co., Ltd.                                     7,200              711
Nippon Express Co., Ltd.                              54,600              279
Nippon Meat Packers, Inc.                             15,600              169
Nippon Mining Holdings, Inc.                          15,500               55
Nippon Oil Co., Ltd.                                 100,600              543
Nippon Sheet Glass Co., Ltd.                          20,000               73
Nippon Steel Corp.                                   374,800              772
Nippon Telegraph and Telephone Corp.                     436            1,998
Nippon Unipac Holding                                     51              259
Nippon Yusen Kabushiki Kaisha                         87,000              386
Nissan Chemical Industries, Ltd.                       6,000               52
Nissan Motors Co., Ltd.                              174,100            1,857
Nisshin Flour Milling Co., Ltd.                        4,000               36
Nisshinbo Industries, Inc.                             2,000               11
Nissin Food Products Co., Ltd.                         4,500              110
Nitto Denko Corp.                                      9,300              491
Nomura Securities Co., Ltd.                          131,000            2,143
NSK, Ltd.                                             39,000              168
NTN Corp.                                             27,000              132
NTT Data Corp.                                            62              238
NTT DoCoMo, Inc.                                         684            1,480
Obayashi Corp.                                        37,000              167
Oki Electric Industry Co., Ltd. *                     34,000              156
Olympus Optical Co., Ltd.                              8,000              167
Omron Corp.                                           12,500              269
Onward Kashiyama Co., Ltd.                             4,000               52
Oracle Corp. Japan                                     2,400              132
Oriental Land Co., Ltd.                                2,800              176

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Osaka Gas Co., Ltd.                                  135,200     $        401
Pioneer Electronic Corp.                              10,401              307
Ricoh Co., Ltd.                                       30,000              580
Rohm Co., Ltd.                                         3,200              404
Sampo Japan Insurance, Inc.                           48,000              371
Sanden Corp.                                           1,000                6
Sankyo Co., Ltd.                                      37,400              753
Sanyo Electric Co., Ltd.                             104,000              578
Secom Co., Ltd.                                       11,100              433
Sekisui Chemical Co., Ltd.                            14,000               69
Sekisui House, Ltd.                                   41,600              409
Seven-Eleven Japan Co., Ltd.                          17,000              511
Sharp Corp.                                           53,200              957
Shimamura Co., Ltd.                                      400               27
Shimano, Inc.                                          5,600              113
Shimizu Construction                                  41,600              178
Shin-Etsu Chemical Co.                                19,348              791
Shionogi & Co., Ltd.                                  25,000              431
Shisiedo Co., Ltd.                                    25,800              307
Showa Denko KK                                        39,000               85
Showa Shell Sekiyu KK                                  8,400               66
Skylark Co., Ltd.                                      6,100               99
SMC Corp.                                              4,600              521
Softbank Corp.                                        14,700              521
Sony Corp.                                            48,798            1,959
Stanley Electric Co., Ltd.                             6,000              112
Sumitomo Bakelite Co.                                  4,000               25
Sumitomo Chemical Co., Ltd.                           74,600              309
Sumitomo Corp.                                        52,200              387
Sumitomo Electric Industries                          34,400              302
Sumitomo Heavy Industries, Ltd. *                      5,000               12
Sumitomo Metal Industry, Ltd.                         17,000               16
Sumitomo Metal Mining Co., Ltd.                       39,600              267
Sumitomo Mitsui Financial Group, Inc.                    396            2,132
Sumitomo Osaka Cement Co., Ltd.                        7,000               16
Sumitomo Realty & Development Co., Ltd.                1,000               10
Sumitomo Trust & Banking                              86,000              470
Taiheiyo Cement Corp.                                  2,000                5
Taisei Construction                                    6,000               22
Taisho Pharmaceutical Co.                             23,800              418
Taiyo Yuden Co., Ltd.                                  5,000               75
Taka Shi Maya Co., Ltd.                                8,000               64
Takara Shuzo Co., Ltd.                                 4,000               36
Takeda Chemical Industries, Ltd.                      70,100            2,913
Takuma Co., Ltd.                                       3,000               19
TDK Corp.                                              5,500              395
Teijin, Ltd.                                          54,400              161
Teikoku Oil Co., Ltd.                                  4,000               19
Terumo Corp.                                          12,800              271
THK Co, Ltd.                                             600               12
TIS, Inc.                                              1,051               37
Tobu Railway Co., Ltd.                                34,600              128
Toda Corp.                                             6,000               19
Toho Co.                                               1,900               26
Tohoku Electric Power Co., Ltd.                       31,500              545

                                    CONTINUED

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Tokyo Broadcasting System, Inc.                        4,900     $         76
Tokyo Electric Power Co., Inc.                        81,300            1,843
Tokyo Electronics, Ltd.                                4,500              319
Tokyo Gas Co., Ltd.                                  155,600              607
Tokyu Corp.                                           58,400              300
Tonengeneral Sekiyu K.K.                               5,000               40
Toppan Printing Co., Ltd.                             32,600              363
Toray Co.                                             83,100              327
Toshiba Corp.                                        149,000              628
Tosoh Corp.                                           33,000              113
Tostem Corp.                                          13,000              253
Toto, Ltd.                                            27,600              225
Toyo Seikan Kaisha, Ltd.                               8,000              106
Toyobo Co., Ltd.                                       2,000                5
Toyoda Gosei Co., Ltd.                                   500               13
Toyota Automatic Loom Works                            3,300               70
Toyota Motor Corp.                                   180,400            5,896
Trend Micro, Inc. *                                    4,700              133
UJF Holdings, Inc.                                       180              782
Uni-Charm Corp.                                        1,900               90
UNY Co., Ltd.                                          2,000               22
Wacoal Corp.                                           2,000               18
West Japan Railway Co.                                    19               76
World Co., Ltd.                                          950               29
Yakult Honsha Co., Ltd.                                4,000               63
Yamada Denki Co., Ltd.                                 9,100              287
Yamaha Corp.                                           4,600               87
Yamaha Motor Co., Ltd.                                 1,000               12
Yamanouchi Pharmaceutical Co., Ltd.                   31,800            1,009
Yamato Transport Co., Ltd.                            21,000              266
Yamazaki Baking Co., Ltd.                              3,000               24
Yokogawa Electric Corp.                                4,000               60
                                                                 ------------
                                                                       93,283
                                                                 ------------
NETHERLANDS  (4.0%)
ABN AMRO Holding NV                                   84,406            2,022
Aegon NV                                              66,802            1,011
Akzo NV                                               13,491              551
DSM NV                                                 3,382              157
Elsevier NV                                           29,655              377
Hagemeyer NV                                           2,262                5
Heineken NV                                            8,134              314
ING Groep NV                                          66,421            1,654
Koninklijke KNP NV *                                  75,478              621
Oce NV                                                   839               15
Philips Electronics NV                                61,471            1,850
Royal Dutch Petroleum                                128,459            6,063
TNT Post Groep NV                                     15,174              350
Unilever NV                                           24,959            1,681
Vedior NV                                              5,018               85
VNU NV                                                11,705              370
Wolters Kluwer NV CVA                                 13,903              238
                                                                 ------------
                                                                       17,364
                                                                 ------------
NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                   1,896                8
Carter Holt Harvey, Ltd.                               8,294               11

                                    CONTINUED

                                                    INTERNATIONAL EQUITY FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
   -----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
NEW ZEALAND, CONTINUED
Contact Energy, Ltd.                                   2,800     $         10
Fisher & Paykel Appliances Holdings, Ltd.              1,920                5
Fisher & Paykel Industries, Ltd.                         444                4
Fletcher Building, Ltd.                                2,500                7
Sky City Entertainment Group, Ltd.                     2,600                8
Telecom Corp. of New Zealand, Ltd.                    12,864               49
The Warehouse Group, Ltd.                              1,300                4
                                                                 ------------
                                                                          106
                                                                 ------------
NORWAY  (0.3%)
DnB Holding  ASA                                      17,296              104
Norsk Hydro ASA                                        6,522              406
Norske Skogindustrier AG                               5,200               98
Orkla SA                                               8,500              185
Schibsted ASA                                          1,300               24
Statoil ASA                                           18,700              205
Storebrand ASA *                                       5,000               32
Tandberg ASA *                                           900                8
Telenor ASA                                           13,700               97
Tomra Systems ASA                                      2,235               14
                                                                 ------------
                                                                        1,173
                                                                 ------------
PORTUGAL  (0.2%)
Banco Commercial                                      61,427              134
BPI-SGPS SA                                           14,219               53
Brisa Auto-Estradas                                    6,877               49
Electricidade de Portugal SA                          38,754              103
Portugal Telecom SA                                   27,527              284
PT Multimedia-Servicos de                                728               16
    Telecomunicacoes e Multimedia,
    SGPS, SA *                                        49,915               53
                                                                 ------------
                                                                          692
                                                                 ------------
RUSSIA  (0.5%)
AO Mosenergo ADR                                      13,700              100
AO VimpelCom ADR *                                       800               60
Lukoil ADR                                             4,400              453
MMC Norilsk Nickel                                     6,000              429
Oao Gazprom ADR                                        2,600               39
RAO Unified Energy Systems                            22,500              698
Rostelecom ADR                                         3,705               48
Surgutneftegaz ADR                                    11,700              345
Yukos                                                  4,764              195
                                                                 ------------
                                                                        2,367
                                                                 ------------
SINGAPORE  (0.2%)
City Developments, Ltd.                                6,370               25
ComfortDelGro Corp., Ltd.                             30,333               16
Creative Technology, Ltd.                                655                8
DBS Group Holdings, Ltd.                              17,945              163
Oversea-Chinese Banking Corp., Ltd.                   15,745              116
Overseas Union Enterprises                             3,735               15
Sembcorp Industries, Ltd.                             28,303               22
Singapore Exchange, Ltd.                              28,911               30
Singapore Press Holdings, Ltd.                         8,116               91
Singapore Technology Engineering, Ltd.                53,760               67
Singapore Telecommunications, Ltd.                   139,618              165
United Overseas Bank, Ltd.                            16,720              138
United Overseas Land, Ltd.                            16,704               20
Venture Manufacturing, Ltd.                            3,445               45
                                                                 ------------
                                                                          921
                                                                 ------------

                                    CONTINUED


                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
SPAIN  (4.7%)
Abertis Infraestructuras                              11,406     $        171
Acciona SA                                             2,321              144
Acerinox SA                                            5,267              234
Actividad Construction                                12,070              594
Altadis SA                                            22,791              664
Amadeus Global Travel Distribution SA                 20,564              138
Antena 3 Television SA *                               1,039               51
Banco Bilbao Vizcaya-Argentari                       215,492            2,867
Banco Popular Espanol SA                               8,164              494
Banco Santander Central Hispano SA                   288,255            3,309
Endesa SA                                             75,058            1,403
Fomento de Construcciones y Contratas SA               5,754              215
Gas Natural SDG SA                                    43,713            1,014
General De Aguas De Barcelona SA                       5,024               75
Grupo Ferrovial SA                                     5,226              187
Iberdrola SA                                          72,850            1,396
Iberia Lineas Aereas de Espana SA                     52,446              174
Indra Sistemas SA                                        860               12
Industria de Diseno Textil SA                          8,473              165
Repsol SA                                             69,396            1,405
Telefonica SA                                        360,547            5,608
Union Electric Penosa SA                               5,344              102
Vallehermoso SA                                        6,196               95
                                                                 ------------
                                                                       20,517
                                                                 ------------
SWEDEN  (2.1%)
Alfa Laval AB                                            700               10
Assa Abloy AB, Class B                                20,700              264
Atlas Copco AB, Series A                              11,114              418
Atlas Copco AB, Series B                               4,100              142
Billerud                                               6,600               95
Electrolux AB, Series B                               20,900              484
Eniro AB                                               7,600               77
Ericsson LM, Series B *                              276,837              616
Gambro AB, Series A                                      900                8
Hennes & Mauritz AB, Series B                         19,550              477
Holmen AB                                              3,100              104
Modern Times Group MTG AB *                            2,300               47
Nordic Baltic                                        141,822            1,015
Sandvik AB                                            21,038              708
SAS AB *                                               2,368               23
Securitas AB, B Shares                                25,500              339
Shanska AB, Series B                                  44,017              374
Skandia Forsakrings AB                                70,331              300
Skandiaviska Enskil                                   24,220              350
SKF AB, Series B                                       6,500              244
Svenska Cellulosa AB, Series B                        13,100              513
Svenska Handelsbanken, Series A                       38,702              749
Svenskt Stal AB, Series A                              4,700               81
Swedish Match AB                                      19,900              192
Tele2 AB *                                             3,675              202
Telia                                                104,526              529
Volvo AB, Series A                                     6,314              196
Volvo AB, Series B                                    18,610              604
WM-Data AB *                                           8,800               21
                                                                 ------------
                                                                        9,182
                                                                 ------------
                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
SWITZERLAND  (5.6%)
Abb, Ltd. *                                           75,176     $        431
Adecco SA, Registered                                  6,401              333
Ciba Specialty Chemicals AG                            2,400              181
Clariant AG *                                          5,201               85
Compagnie Finaciere Richemont AG                      13,258              331
Credit Suisse Group                                   54,774            2,066
Geberit AG                                               314              169
Givaudan                                                 506              264
Holcim                                                 6,337              325
Kudelski SA *                                            523               18
Logitech International SA *                            1,094               54
Lonza Group AG                                         2,748              142
Nestle                                                15,443            4,068
Novartis AG, Registered                              110,064            4,947
Roche Holding AG                                       1,667              240
Roche Holdings AG, Genusscheine                       33,609            3,400
Schindler Holding AG *                                   617              156
Serono SA                                                470              361
Societe Generale de Surveillance
    Holdings SA                                          292              176
Sulzer AG, Registered                                    307               80
Swiss Reinsurance                                      9,952              722
Swisscom AG                                              865              291
Syngenta                                               3,917              268
The Swatch Group AG                                      830               22
The Swatch Group AG, Series B                          1,015              136
UBS AG                                                59,075            4,230
Valora Holdings, AG, Registered                           69               18
Zurich Financial Services                              5,747              833
                                                                 ------------
                                                                       24,347
                                                                 ------------
THAILAND  (1.2%)
Advanced Info Service Public Co., Ltd.               239,800              495
Bangkok Bank Public Co., Ltd *                       182,400              456
Bangkok Bank Public Co., Ltd *                        94,800              228
BEC World Public Co., Ltd.                           241,000              148
Charoen Pokphand Foods Public Co., Ltd               307,829               31
Charoen Pokphand Foods Public Co., Ltd.              293,200               48
Delta Electronics Public Co., Ltd.                    43,600               27
Delta Electronics Public Co., Ltd.                    41,700               28
Electricty Generating Public Co., Ltd.                46,148               91
Hana Microelectronics Public Co., Ltd                  5,382               17
Hana Microelectronics Public Co., Ltd.                 4,900               19
Kasikornbank Public Co., Ltd. *                      152,700              212
Kasikornbank Public Co., Ltd. *                      228,757              321
Land and Houses Public Co., Ltd.                     351,215              109
Land and Houses Public Co., Ltd.                     469,854              137
National Finance Public Co., Ltd.                    172,300               65
PTT Exploration and Production Public
Co., Ltd.                                             27,758              190
PTT Public Co., Ltd.                                 102,100              416
PTT Public Co., Ltd.                                  97,800              431
Sahaviriya Steel Industries Public
    Co., Ltd. *                                       58,100               51

                                    CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
FOREIGN STOCKS, CONTINUED
THAILAND, CONTINUED
Sahaviriya Steel Industries Public
    Co., Ltd. *                                       55,500     $         42
Shin Corp. Public Co., Ltd.                          310,800              285
Siam Cement Public Co., Ltd.                          45,777              285
Siam Cement Public Co., Ltd.                          82,700              551
Siam City Cement Public Co., Ltd.                     13,700               84
Siam City Cement Public Co., Ltd.                     13,200               69
Siam Commercial Bank Public Co., Ltd. *               64,141               76
Siam Commercial Bank Public Co., Ltd *               135,200              159
TISCO Finance Public Co., Ltd. *                      52,800               39
TISCO Finance Public Co., Ltd. *                      50,600               42
                                                                 ------------
                                                                        5,152
                                                                 ------------
TOTAL FOREIGN STOCKS                                                  363,863
                                                                 ------------
INVESTMENT COMPANIES  (3.8%)
UNITED STATES  (3.8%)
Excelsior Pacific Asia *                                  33              --#
Franklin Mutual European Fund                         81,060            1,371
Invesco Gold and Precision Metals *                       59              --#
iShares MSCI Emerging Markets Index
    Fund *                                             5,900              991
iShares MSCI Germany Index Fund *                    132,400            2,177
iShares MSCI Hong Kong Index Fund *                  398,500            4,341
iShares MSCI Japan Index Fund *                      194,000            1,882
iShares MSCI Switzerland Index Fund *                 70,800            1,071
Matthews China                                        62,118              919
Matthews Pacific Tiger                                88,940            1,227
Oakmark International                                 33,550              620
Oakmark International Small Cap                       59,598            1,001
Scudder Latin America *                               16,584              409
T. Rowe Price Japan *                                 17,153              125
Vanguard International Growth Fund                    16,070              265
Vanguard International Value Fund *                   10,181              274
                                                                 ------------
TOTAL MUTUAL FUNDS                                                     16,673
                                                                 ------------
MONEY MARKETS  (0.0%)
UNITED STATES  (0.0%)
Dreyfus Cash Management Money
    Market Fund                                       36,703               37
                                                                 ------------
TOTAL MONEY MARKETS                                                        37
                                                                 ------------
REPURCHASE AGREEMENTS  (9.5%)
UNITED STATES  (9.5%)
UBS Investment Bank, 0.98%, 2/2/04
    (Proceeds at maturity, $41,661,
    Collateralized by U.S. Treasury
    securities)                                $      41,658           41,658
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS                                            41,658
                                                                 ------------
                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                               -------------     ------------
SHORT TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (7.6%)
Pool of various securities for Fith Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                       33,285     $     33,285
                                                                 ------------
TOTAL SHORT TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  33,285
                                                                 ------------

TOTAL INVESTMENTS (COST $462,738)+ - 104.2%                           455,516

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                        (18,500)
                                                                 ------------
NET ASSETS - 100.0%                                              $    437,016
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS


                                                                   BOND FUND
                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                JANUARY 31, 2004 (UNAUDITED)
                                                      (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                               -------------     ------------
COMMERCIAL PAPER  (18.8%)
Bellsouth Corp., 0.98%, 2/12/04 ** (f)         $       5,980     $      5,978
Cargill Financial Services Corp., 0.99%,
    2/18/04 ** (f)                                     5,320            5,318
Cargill Financial Services Corp., 1.00%,
    2/19/04 ** (f)                                     7,100            7,097
E. I. du Pont de Nemours & Co.,
    0.98%, 2/12/04 ** (f)                             12,460           12,457
Gannett, Inc., 0.98%, 2/12/04 ** (f)                   7,435            7,432
General Electric Capital Corp., 0.98%,
    2/18/04 ** (f)                                     8,140            8,135
UBS Financial Corp., 1.01%, 2/12/04 ** (f)             7,270            7,268
Wells Fargo & Co., 0.95%, 2/12/04 ** (f)               4,815            4,813
                                                                 ------------
TOTAL COMMERCIAL PAPER                                                 58,498
                                                                 ------------
CORPORATE BONDS  (48.3%)
AIG Sunamerica Global Finance, 6.90%,
    3/15/32                                              900            1,041
American Electric Power, 5.38%,
    3/15/10                                            1,350            1,422
AOL Time Warner, Inc., 7.70%,
    5/1/32                                               450              523
AT&T Corp, 8.75%, 11/15/31                               630              737
Bank of Montreal-Chicago, 7.80%,
    4/1/07                                             2,700            3,064
Boeing Capital Corp., 5.75%, 2/15/07                   1,250            1,354
Capital One Master Trust, Series 01-7A,
    Class A, 3.85%, 8/15/07                            7,500            7,631
Citibank Credit Card Issuance Trust,
    6.88%, 11/16/09                                    2,000            2,263
Comcast Cable, 7.13%, 6/15/13                          1,750            2,004
Conoco Funding Co., 6.35%,
    10/15/11                                           2,000            2,253
Countrywide Home Loans, Inc., 5.63%,
    5/15/07                                            2,000            2,163
DaimlerChrysler Auto Trust, 6.85%,
    11/6/05                                            2,966            3,010
Devon Energy Corp., 7.95%, 4/15/32                       650              800
Equity One ABS, Inc., Series 2004-1,
    Class AF4, 4.15%, 4/25/34 (d)                      4,000            3,999
First Franklin Mortgage Loan, 2.47%,
    7/25/33 (d)                                        3,590            3,615
Firstenergy Corp., 6.45%, 11/15/11                     1,000            1,047
Fleet/Norstar Group, 8.63%, 1/15/07                    2,000            2,318
Ford Motor Co., 7.45%, 7/16/31                           750              761
Ford Motor Credit Co., 7.25%,
    10/25/11                                           2,000            2,173
France Telecom, 9.75%, 3/1/31                            600              791
General Electric Capital Corp., 6.75%,
    3/15/32                                            1,000            1,128
General Motors, 7.20%, 1/15/11                         2,150            2,353
General Motors, 8.38%, 7/15/33                           750              855
General Motors Acceptance Corp.,
    6.13%, 9/15/06                                     3,000            3,197
Greenwich Capital Commercial Funding
    Corp., 4.95%, 1/11/35                              4,000            4,108


                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Hewlett-Packard Co., 5.75%, 12/15/06            $      1,800     $      1,949
Household Finance Corp., 7.00%,
    5/15/12                                            1,250            1,439
Hydro-Quebec, 8.00%, 2/1/13                              800            1,007
IBM Corp., 4.75%, 11/29/12                               600              609
Kinder Morgan Energy Partners, 5.00%,
    12/15/13                                             950              948
Lehman Brothers TRAINS, 6.85%,
    1/15/12 (d) (e)                                    4,935            5,620
Lehman Brothers TRAINS, 7.75%,
    11/15/31 (d) (e)                                   2,014            2,439
Lockheed Martin Corp., 7.65%, 5/1/16                   1,500            1,840
MBNA Master Credit Card Trust,
    7.35%, 7/16/07                                     5,000            5,300
MBNA Master Credit Card Trust,
    7.80%, 10/15/12                                    5,000            6,052
Midland Bank PLC, 7.63%, 6/15/06                       2,000            2,248
Morgan Stanley, 5.30%, 3/1/13                          1,800            1,855
Motorola, Inc., 6.50%, 11/15/28                          700              716
National City Bank, 7.25%, 7/15/10                     3,000            3,558
Navistar Financial Corp. Owner Trust,
    1.30%, 4/15/08 (d)                                 7,000            7,001
NCNB Corp., 10.20%, 7/15/15                            5,000            7,037
Novastar Home Equity Loan, 1.43%,
    12/25/33 (d)                                      10,000           10,011
Oncor Electric Delivery, 7.00%, 5/1/32                   450              503
Ontario Province, 5.50%, 10/1/08                       1,460            1,589
Public Services Co. of Colorado, 7.88%,
    10/1/12                                              850            1,042
Quebec Province, 5.75%, 2/15/09                        1,375            1,511
Republic New York Corp., 7.00%,
    3/22/11                                            2,000            2,280
Science Applications International Co.,
    5.50%, 7/1/33                                      2,000            1,870
Sprint Capital Corp., 7.63%, 1/30/11                   1,380            1,568
Swiss Bank Corp. - New York, 7.38%,
    7/15/15                                            2,000            2,422
Target Corp., 6.35%, 11/1/32                             700              747
Truck Retail Installment Paper Corp.,
    1.44%, 5/15/13 (d)                                 6,500            6,513
Union Planters Corp., 5.13%, 6/15/07                   1,000            1,070
United Mexican States, 4.63%,
    10/8/08                                            2,300            2,328
Valero Energy Corp., 7.50%, 4/15/32                      700              805
Verizon Florida, Inc., 6.13%, 1/15/13                  4,000            4,307
Washington Mutual Bank, 4.10%,
    9/25/33                                            5,000            5,061
Wells Fargo & Co., 6.38%, 8/1/11                       1,500            1,684
Wisconsin Energy Corp., 5.50%,
    12/1/08                                              715              765
                                                                 ------------
TOTAL CORPORATE BONDS                                                 150,304
                                                                 ------------

                                    CONTINUED


                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS  (0.8%)
CALIFORNIA  (0.8%)
San Bernardino County, Financing
    Authority Pension Obligation
    Revenue, 6.99%, 8/1/10                     $       2,000     $      2,343
                                                                 ------------
TOTAL MUNICIPAL BONDS                                                   2,343
                                                                 ------------
U.S. GOVERNMENT AGENCIES (53.9%)
FANNIE MAE (33.4%)
4.00%, 9/2/08                                          1,000            1,020
6.05%, 12/1/08                                         2,832            3,103
5.50%, 4/25/14                                         6,778            6,868
4.25%, 10/25/16                                        8,289            8,443
6.00%, 2/1/17                                            234              247
6.00%, 5/1/17                                            544              572
6.00%, 6/1/17                                            362              381
6.00%, 6/1/17                                            424              446
6.50%, 6/1/17                                            620              658
6.50%, 8/1/17                                            477              506
5.50%, 12/1/17                                         7,913            8,218
5.50%, 1/1/18                                          1,931            2,005
4.50%, 5/1/18 TBA                                      8,050            8,091
6.00%, 5/1/18                                          2,194            2,310
5.00%, 6/1/18                                          4,792            4,907
5.00%, 7/1/18 TBA                                      5,200            5,321
4.00%, 12/25/20                                        5,000            5,143
4.00%, 2/25/21                                         5,000            5,108
7.50%, 6/1/28                                            477              513
6.50%, 8/1/28                                            235              247
6.50%, 6/1/29                                            302              317
6.50%, 4/1/32                                            482              506
6.50%, 6/1/32                                          2,736            2,871
6.50%, 7/1/32                                          1,136            1,192
6.50%, 7/1/32                                          1,079            1,132
7.50%, 12/1/32                                         1,105            1,182
6.00%, 1/1/33 TBA                                     12,000           12,450
6.50%, 3/1/33                                            463              485
5.00%, 5/1/33 TBA                                     13,000           12,925
5.50%, 5/1/33 TBA                                      7,000            7,123
                                                                 ------------
                                                                      104,290
                                                                 ------------
FREDDIE MAC  (15.8%)
4.50%, 7/15/13                                         5,650            5,625
5.50%, 2/1/18                                          1,938            2,013
6.50%, 1/1/29                                          3,948            4,152
6.00%, 12/15/30 TBA                                    7,000            7,254
6.50%, 7/1/32                                            832              874
6.25%, 7/15/32                                         5,500            6,098
6.50%, 9/1/32                                            368              386
5.50%, 2/1/33 TBA                                     13,900           14,141
7.00%, 2/1/33 TBA                                      7,000            7,398
6.00%, 9/1/33                                          1,358            1,409
                                                                 ------------
                                                                       49,350
                                                                 ------------

                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION  (4.7%)
6.50%, 3/15/28                                  $        516     $        545
6.50%, 9/15/28                                           525              554
6.50%, 10/15/28                                          620              655
6.50%, 1/20/33                                         3,124            3,289
6.00%, 2/15/33                                         2,235            2,332
5.00%, 7/1/33 TBA                                      2,000            1,991
5.50%, 10/1/33 TBA                                     5,000            5,109
                                                                 ------------
                                                                       14,475
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        168,115
                                                                 ------------

U.S. TREASURY OBLIGATIONS (2.9%)
U.S. TREASURY BONDS (2.9%)
8.00%, 11/15/21                                        5,800            7,934
6.25%, 8/15/23                                           600              694
5.38%, 2/15/31                                           300              318
                                                                 ------------
                                                                        8,946
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         8,946
                                                                 ------------
MONEY MARKETS  (1.1%)
Dreyfus Cash Management Money
    Market Fund                                          865                1
Federated Prime Value Obligations
    Money Market Fund                              3,436,977            3,437
                                                                 ------------
TOTAL MONEY MARKETS                                                     3,438
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (9.4%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $     29,152           29,152
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  29,152
                                                                 ------------
TOTAL INVESTMENTS (COST $412,341)+ - 135.2%                           420,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (35.2)%                      (109,594)
                                                                 ------------
NET ASSETS - 100.0%                                              $    311,202
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                       INTERMEDIATE BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
CORPORATE BONDS  (64.0%)
ABN AMRO Bank NV, 7.13%, 6/18/07                $      7,300     $      8,231
Alabama Power Co., 3.13%, 5/1/08                       4,000            3,950
American Electric Power, 5.38%, 3/15/10                3,000            3,157
American Express Co., 3.00%, 5/16/08                   3,000            2,955
American Home Products, 6.95%, 3/15/11                 1,000            1,135
Anadarko Petroleum Corp., 6.13%,
    3/15/12                                            1,500            1,639
Associates Corp., N.A., 5.80%, 4/20/04                 4,550            4,596
AutoZone, Inc., 4.38%, 6/1/13                          1,000              942
Bank of America Corp., 7.40%, 1/15/11                 10,000           11,785
Bank of Montreal-Chicago, 7.80%,
    4/1/07                                             6,000            6,812
BB&T Corp., 7.25%, 6/15/07                             6,000            6,865
Bear, Stearns & Co. Inc., 2.88%, 7/2/08                4,000            3,890
Bond Securitization Asset-Backed
    Certificate, Series 2003-1, Class A1,
    1.50%, 10/25/34 (d)                                  865              865
Cadbury Schweppes, 5.13%, 10/1/13                      1,000            1,009
Capital Auto Receivables Asset Trust,
    4.16%, 7/16/07                                    14,000           14,354
Capital One Bank, 4.25%, 12/1/08                       1,500            1,519
Caterpillar Financial Asset Trust,
    4.85%, 4/25/07                                     1,338            1,353
Centex Corp., 5.80%, 9/15/09                           1,000            1,077
Chase Manhattan Auto Owner Trust,
    4.55%, 8/15/05                                       854              857
Chase Manhattan Auto Owner Trust,
    1.52%, 5/15/07                                     5,000            4,985
Chevron Phillips Chemical Co., 5.38%,
    6/15/07                                            6,015            6,483
CIT Group, Inc., 1.64%, 6/19/06 (d)                    5,000            5,006
CIT Group, Inc., 4.75%, 12/15/10                       2,000            2,021
Citigroup, Inc., 5.00%, 3/6/07                         3,500            3,723
Citigroup, Inc., 7.25%, 10/1/10                        9,000           10,524
Comcast Corp., 5.50%, 3/15/11                          5,000            5,240
Conagra Foods, Inc., 7.86%, 9/15/10                    2,500            2,998
Conoco Funding Co., 6.35%, 10/15/11                    5,500            6,195
Consolidated Edison Co., 7.15%, 12/1/09                3,000            3,518
Countrywide Home Loans, Inc., 1.65%,
    6/2/06 (d)                                         5,000            5,038
Cox Communications, Inc., 7.75%,
    11/1/10                                            1,550            1,847
Credit Suisse First Boston, 6.50%,
    1/15/12                                            5,000            5,597
DaimlerChrysler, 1.97%, 9/26/05 (d)                    5,000            5,033
DaimlerChrysler, 2.17%, 8/8/06 (d)                     5,000            5,062
DaimlerChrysler Auto Trust, 6.85%,
    11/6/05                                            2,966            3,010
Devon Financing Corp., 6.88%,
    9/30/11                                            1,500            1,711
First Franklin Mortgage Loan, 2.47%,
    7/25/33 (d)                                        4,487            4,519
First Tennessee Bank, 4.63%, 5/15/13                   1,000              984
Firstenergy Corp., 6.45%, 11/15/11                     3,000            3,142



                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Fleet Financial Group, 7.38%, 12/1/09           $      5,000     $      5,900
FMR Corp., 4.75%, 3/1/13 (e)                           5,000            4,968
Ford Motor Credit Co., 1.31%, 4/28/05 (d)              5,000            4,969
Ford Motor Credit Co., 5.80%, 1/12/09                  5,000            5,156
Ford Motor Credit Co., 7.25%, 10/25/11                 2,500            2,716
Ford Motor Credit Co., 7.00%, 10/1/13                  2,000            2,112
General Electric Capital Corp., 2.75%, 9/25/06         3,850            3,867
General Electric Capital Corp., 3.50%, 5/1/08          1,500            1,508
General Electric Capital Corp., 5.88%, 2/15/12         6,000            6,515
General Electric Corp., 5.00%, 2/1/13                  5,000            5,120
General Motors, 7.13%, 7/15/13                         1,500            1,636
General Motors Acceptance Corp., 6.75%, 1/15/06        2,500            2,677
General Motors Acceptance Corp., 7.25%, 3/2/11         2,500            2,755
General Motors Acceptance Corp., 7.00%, 2/1/12         2,000            2,165
General Motors Nova Financial, 6.85%, 10/15/08         2,000            2,166
Goldman Sachs Group, Inc., 6.60%, 1/15/12              2,750            3,098
Goldman Sachs Group, Inc., 5.25%, 4/1/13               4,000            4,087
Greenwich Capital Commercial Funding
    Corp., 4.95%, 1/11/35                              8,000            8,217
GTE California, Inc., 6.70%, 9/1/09                    3,000            3,368
Guidant Corp., 6.15%, 2/15/06                          2,250            2,408
Heller Financial, 6.85%, 5/15/31                       5,000            5,687
Household Finance Corp., 5.88%, 2/1/09                 5,000            5,462
Household Finance Corp., 6.38%, 10/15/11               5,000            5,567
Huntington Bancshares, 1.40%, 12/1/05 (d)             10,000           9,999
Hyundai Auto Receivables Trust, 3.02%,
10/15/10                                               2,000            2,001
International Paper Co., 4.25%, 1/15/09                1,000            1,010
J.P. Morgan Chase & Co., 4.50%, 11/15/10               3,000            3,047
JP Morgan Chase Commercial
    Mortgage, 5.26%, 7/12/37                           5,000            5,211
Kerr-McGee Corp., 6.88%, 9/15/11                       2,500            2,797
Kinder Morgan Energy Partners, 5.00%,
    12/15/13                                           1,500            1,496
Korea Electric Power, 4.25%, 9/12/07                   1,000            1,019
Kraft Foods, Inc., 5.25%, 6/1/07                       2,000            2,133
Kroger Co., 7.25%, 6/1/09                              2,000            2,296
Lehman Brothers Holdings, 8.25%, 6/15/07               7,000            8,155
Lehman Brothers TRAINS, 6.50%,
    8/15/08 (d) (e)                                   15,120           16,421
MBNA Master Credit Card Trust, 7.80%, 10/15/12         3,000            3,631

                                    CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Mellon Financial Corp., 7.38%,
    5/15/07                                     $      5,000     $      5,775
Mellon Financial Corp., 3.84%, 7/25/29 (d)               561              569
Mellon Financial Corp., 6.89%, 3/25/30 (d)             2,231            2,237
Merrill Lynch & Co., 5.36%, 2/1/07                     2,000            2,155
Merrill Lynch & Co., 4.50%, 11/4/10                    1,500            1,532
Monsanto Co., 7.38%, 8/15/12                           1,000            1,157
Morgan Stanley, 1.57%, 1/31/06 (d)                    10,000           10,062
Morgan Stanley, 6.75%, 4/15/11                         4,000            4,553
National City Bank, 6.25%, 3/15/11                     5,000            5,656
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class A4, 3.25%,
    10/15/10                                           5,000            5,016
NCNB Corp., 9.38%, 9/15/09                             5,000            6,324
Nisource Finance Corp., 3.20%, 11/1/06                 1,000            1,010
Occidental Petroleum, 6.75%, 1/15/12                   1,000            1,141
Pepco Holdings, Inc., 1.98%, 11/15/04 (d)              5,000            4,999
Pepco Holdings, Inc., 6.45%, 8/15/12                   1,000            1,097
PHH Corp., 7.13%, 3/1/13                               1,000            1,131
PNC Funding Corp., 6.13%, 2/15/09                      8,000            8,853
PNC Mortgage Acceptance Corp.,
    7.33%, 12/10/32                                    5,350            6,199
PPG Industries Inc., 6.50%, 11/1/07                    2,000            2,239
PPL Electric Utilities, 5.88%, 8/15/07                 2,000            2,178
Private Export Funding, 7.65%,
    5/15/06                                            7,500            8,398
Prudential Securities Secured Financing,
    6.48%, 11/1/31                                     5,000            5,589
Public Service Co. of Colorado, 4.38%,
    10/1/08                                            2,500            2,575
Safeway, Inc., 4.13%, 11/1/08                          1,000            1,001
Salomon Brothers Mortgage Securities,
    6.59%, 12/18/33                                    5,000            5,645
Salomon Smith Barney, 7.13%, 10/1/06                   5,000            5,581
Science Applications, 6.25%, 7/1/12                    4,000            4,400
SLM Corp., 1.24%, 1/25/07 (d)                         10,000            9,990
SLM Corp., 4.00%, 1/15/09                              2,000            2,023
Southern California Gas Co., 4.38%, 1/15/11            1,250            1,263
Sprint Capital Corp., 7.63%, 1/30/11                   1,500            1,705
Target Corp., 5.38%, 6/15/09                           5,250            5,654
Toyota Auto Receivables Owner Trust,
    7.21%, 4/15/07                                     2,398            2,414
U.S. Bank, 2.85%, 11/15/06                             1,500            1,512
Union Planters Corp., 5.13%, 6/15/07                   2,000            2,139
Union Planters Corp., 4.38%, 12/1/10                   1,000              996
Valero Energy Corp., 6.88%, 4/15/12                    2,500            2,822
Verizon Florida, Inc., 6.13%, 1/15/13                  4,000            4,307
Verizon Wireless, Inc., 5.38%, 12/15/06                5,000            5,343
Viacom, Inc., 7.75%, 6/1/05                            5,000            5,383
Virginia Electric & Power, 4.50%, 12/15/10             1,800            1,825
Volkswagen Auto Loan Enhanced Trust,
    1.49%, 5/21/07                                     5,000            4,975

                                    CONTINUED

                                                       INTERMEDIATE BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
Wachovia Bank Commercial Mortgage
    Trust, 3.96%, 12/15/35                     $       5,000     $      5,063
Wachovia Corp., 3.50%, 8/15/08                         5,000            5,002
Washington Mutual Bank, 8.25%, 4/1/10                  7,000            8,450
Wells Fargo & Co., 3.50%, 4/4/08                       5,000            5,041
Wells Fargo & Co., 6.38%, 8/1/11                       8,000            8,980
Weyerhaeuser Co., 6.75%, 3/15/12                       1,500            1,664
WPS Resources Corp., 7.00%, 11/1/09                    1,000            1,147
                                                                 ------------
TOTAL CORPORATE BONDS                                                 509,737
                                                                 ------------
U.S. GOVERNMENT AGENCIES (22.9%)
FANNIE MAE (11.5%)
5.50%, 5/2/06                                          5,000            5,350
1.75%, 6/16/06                                         5,000            4,930
2.75%, 8/11/06                                         8,500            8,511
4.75%, 1/2/07                                         10,000           10,566
2.63%, 1/19/07                                        15,000           14,923
2.34%, 1/30/07                                        10,000            9,920
4.00%, 9/2/08                                         10,000           10,203
5.50%, 3/15/11                                        15,000           16,281
5.25%, 8/1/12                                         10,000           10,392
                                                                 ------------
                                                                       91,076
                                                                 ------------
FEDERAL HOME LOAN BANK  (3.6%)
2.50%, 3/15/06                                         8,000            8,070
3.63%, 11/14/08                                       12,500           12,605
4.50%, 9/16/13                                         8,000            7,961
                                                                 ------------
                                                                       28,636
                                                                 ------------
FREDDIE MAC  (7.4%)
8.12%, 1/31/05                                         5,410            5,775
5.25%, 1/15/06                                         6,500            6,906
2.30%, 3/17/06                                        10,000           10,013
7.22%, 6/14/06                                         3,000            3,346
2.60%, 11/21/06                                        5,000            4,999
2.88%, 12/15/06                                        5,000            5,044
4.00%, 10/29/07                                        5,000            5,075
3.88%, 1/12/09                                         8,000            8,104
4.00%, 8/10/09                                        10,000           10,000
                                                                 ------------
                                                                       59,262
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION  (0.4%)
9.50%, 12/15/09                                        3,072            3,380
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        182,354
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
U.S. TREASURY OBLIGATIONS (10.5%)
U.S. TREASURY NOTES (10.5%)
1.88%, 1/31/06                                  $      6,750     $      6,756
2.00%, 5/15/06                                        12,250           12,260
6.88%, 5/15/06                                        25,000           27,722
2.38%, 8/15/06                                        11,700           11,776
4.38%, 5/15/07                                        10,000           10,591
6.50%, 2/15/10                                        10,000           11,657
4.25%, 11/15/13                                        2,500            2,523
                                                                 ------------
                                                                       83,285
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        83,285
                                                                 ------------
MONEY MARKETS  (2.9%)
Dreyfus Cash Management Money
    Market Fund                                          100              --#
Federated Prime Value Obligations
    Money Market Fund                             22,954,745           22,955
                                                                 ------------
TOTAL MONEY MARKETS                                                    22,955
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (29.2%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                 $    232,654          232,654
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                 232,654

TOTAL INVESTMENTS (COST $1,013,227)+ - 129.5%                       1,030,985

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)%                      (234,819)
                                                                 ------------
NET ASSETS - 100.0%                                              $    796,166
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------

CORPORATE BONDS  (53.4%)
Abbey National PLC, 6.69%, 10/17/05             $      4,460     $      4,816
ABN AMRO, 7.55%, 6/28/06                               4,460            5,019
AEP Texas Central Co., 3.00%, 2/15/05                  1,790            1,811
Aesop Funding II LLC, 2.75%, 7/20/07 (e)               4,460            4,487
Alamaba Power Co., 2.80%, 12/1/06                      1,650            1,657
American International Group, 2.85%, 12/1/05           4,460            4,528
AmSouth Bancorp., 7.75%, 5/15/04                       4,460            4,544
Associates Corp. NA, 5.50%, 2/15/04                    4,460            4,466
Bank of America, 1.45%, 10/22/04 (d)                   4,460            4,471
Bank of New York, 2.20%, 5/12/06                       8,460            8,464
Baseball America Finance, 7.60%, 3/15/07                 900              994
Bayerische Landesbank, 6.38%, 10/15/05                 8,910            9,572
Bear, Stearns & Co. Inc., Series
    2003-AC7, Class A2, 5.25%, 1/25/34                 4,500            4,594
BMW Vehicle Owner Trust, 1.94%, 2/25/07                4,460            4,476
BP Capital Markets PLC, 4.63%, 5/27/05                 3,570            3,717
British Telecom PLC, 7.63%, 12/15/05                     915            1,007
Capital One Auto Finance Trust, 3.44%, 6/15/09         4,460            4,563
Caterpillar Financial Asset Trust,
    3.15%, 2/25/08                                     3,537            3,573
Chase Credit Card Master Trust, 6.66%, 1/15/07         4,460            4,593
CIT Group, Inc., 7.63%, 8/16/05                        2,230            2,418
Citibank Credit Card Issuance Trust,
    4.40%, 5/15/07                                     4,460            4,615
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                     4,010            3,981
Comcast Cable Communication, 6.38%, 1/30/06              980            1,053
Countrywide Financial, 3.50%, 12/19/05                 4,460            4,570
Credit Suisse First Boston, Inc., 7.75%,
    5/15/06 (e)                                        4,460            4,913
Daimler Chrysler Auto Trust, 2.93%, 6/6/06             2,680            2,705
DaimlerChrysler NA Holdings, 6.40%, 5/15/06            2,140            2,300
Deutsche Telekom International Finance,
    8.25%, 6/15/05                                     1,250            1,352
Dow Chemical, 5.25%, 5/14/04                           1,250            1,261
First Union Corp., 7.70%, 2/15/05                      4,460            4,742
FleetBoston Financial Corp., 7.25%, 9/15/05            4,460            4,840
Ford Credit Auto Owner Trust, 3.38%,
    12/15/05, Series 2002-C, Class A3                  5,350            5,406
Ford Motor Credit Co., 7.60%, 8/1/05                   2,500            2,676
FPL Group Capital Inc., 1.88%, 3/30/05                 2,410            2,415
General Electric Capital Corp., 1.35%,
    5/12/06 (d)                                        2,680            2,689
General Motors Acceptance Corp.,
    1.59%, 7/20/04 (d)                                 4,460            4,460

                                    CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
CORPORATE BONDS, CONTINUED
General Motors Acceptance Corp.,
    6.75%, 1/15/06                             $       2,230     $      2,388
Heller Financial, Inc., 6.00%, 3/19/04                 2,680            2,696
Hertz Corp., 4.70%, 10/2/06                            1,340            1,363
Honda Auto Receivables Owner Trust,
    1.69%, 2/21/07                                     6,680            6,673
HSBC USA, Inc., 7.00%, 11/1/06                         4,464            4,992
IBM Corp., 2.80%, 11/1/06                              4,900            4,896
International Lease Finance Corp.,
    5.35%, 5/3/04                                      4,190            4,230
Kerr-McGee Corp., 5.38%, 4/15/05                       2,230            2,316
Keycorp, 4.63%, 5/16/05                                1,790            1,856
MBNA Credit Card Master Note Trust,
    3.90%, 11/15/07                                    3,570            3,674
MBNA Credit Card Master Note Trust,
    2.75%, 10/15/10                                    3,120            3,048
Merrill Lynch Mortgage Investors, Inc.,
    Series 2003-A1, Class 2A, 4.53%,
    12/25/32                                           2,270            2,299
Morgan Stanley, 8.33%, 1/15/07                         4,460            5,127
National Rural Utilities, 3.25%,
    10/1/07                                            4,190            4,204
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class A4, 3.25%,
    10/15/10                                           4,460            4,474
Ontario (Province of), 3.28%, 3/28/08                  4,460            4,465
Pemex Finance, Ltd., 9.69%, 8/15/09                      900            1,071
PNC Funding Corp., 1.54%, 10/29/04 (d)                 4,460            4,473
Protective Life US Funding, 3.70%,                     2,230            2,235
    11/24/08 (e)
Sempra Energy, 6.95%, 12/1/05                            875              947
Societe Generale - New York, 7.40%,
    6/1/06                                             2,940            3,271
Society National Bank, 7.25%, 6/1/05                   4,460            4,772
Sprint Capital Corp., 7.13%, 1/30/06                     900              972
St. Paul Companies, Inc., 7.88%,
    4/15/05                                            4,460            4,768
Synovus Financial, 7.25%, 12/15/05                     2,680            2,939
Telecom Italia Capital, 4.00%, 11/15/08                  900              898
Time Warner Inc., 6.13%, 4/15/06                       1,675            1,799
Volkswagen Auto Loan Enhanced Trust,
    1.49%, 5/21/07                                     7,130            7,094
Volkswagon Auto Lease Trust, 2.75%,
    12/20/07                                           3,570            3,608
Wachovia Corp., 6.70%, 6/21/04                         4,460            4,555
Washington Mutual Bank, 4.82%,
    10/25/32                                           3,195            3,264
Wells Fargo Company, 3.12%, 8/15/08                    4,460            4,431
Westdeutsche Landesbank, 6.75%,
    6/15/05                                            4,460            4,755
Weyerhaeuser Co., 5.50%, 3/15/05                       1,055            1,098
                                                                 ------------
TOTAL CORPORATE BONDS                                                 253,399
                                                                 ============

                                    CONTINUED

                                                         SHORT TERM BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
U.S. GOVERNMENT AGENCIES (37.0%)
FANNIE MAE (7.7%)
6.50%, 8/15/04                                         4,010     $      4,125
3.50%, 9/15/04                                         6,680            6,772
7.13%, 2/15/05                                         7,130            7,550
2.88%, 10/15/05                                        8,910            9,073
2.63%, 1/19/07                                         9,000            8,954
                                                                 ------------
                                                                       36,474
                                                                 ------------
FEDERAL FARM CREDIT BANK  (1.3%)
2.38%, 10/2/06                                         6,240            6,227
                                                                 ------------

FEDERAL HOME LOAN BANK  (10.9%)
3.38%, 6/15/04                                         8,910            8,988
2.13%, 12/15/04                                        8,910            8,977
1.65%, 1/27/06 (d)                                     5,000            5,000
2.50%, 3/15/06                                        10,000           10,088
1.88%, 6/15/06                                        11,140           11,056
2.25%, 7/25/08                                         7,942            7,614
                                                                 ------------
                                                                       51,723
                                                                 ------------
FREDDIE MAC  (13.4%)
5.00%, 5/15/04                                         8,910            9,009
3.25%, 11/15/04                                        6,680            6,784
3.88%, 2/15/05                                         8,910            9,143
4.25%, 6/15/05                                         8,910            9,240
1.50%, 8/15/05                                         4,460            4,445
5.00%, 2/1/07                                          1,782            1,834
4.50%, 12/15/07                                        4,460            4,508
3.50%, 12/15/10                                        8,910            9,120
4.00%, 11/15/15                                        8,910            9,031
                                                                 ------------
                                                                       63,114
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.7%)
2.87%, 2/16/20                                         8,672            8,591
4.50%, 11/16/24                                        4,460            4,545
4.50%, 3/20/33                                         4,460            4,569
                                                                 ------------
                                                                       17,705
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        175,243
                                                                 ------------
U.S. TREASURY OBLIGATIONS (8.5%)
U.S. TREASURY NOTES (8.5%)
2.13%, 10/31/04                                        2,230            2,246
1.75%, 12/31/04                                        6,680            6,713
1.63%, 1/31/05                                         4,460            4,477
2.00%, 5/15/06                                         8,910            8,917
2.38%, 8/15/06                                         8,910            8,968
2.63%, 11/15/06                                        8,910            9,000
                                                                 ------------
                                                                       40,321
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        40,321
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MONEY MARKETS  (0.3%)
Dreyfus Cash Management Money
    Market Fund                                          100     $        --#
Federated Prime Value Obligations
    Money Market Fund                              1,557,495            1,557
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,557
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING  (28.7%)
Pool of various securities for Fifth Third
    Funds - footnote 3 (Lending Portfolio
    Securities)                                $     136,197          136,197
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                 136,197
                                                                 ------------
TOTAL INVESTMENTS (COST $603,964)+ - 127.9%                           606,717

LIABILITIES IN EXCESS OF OTHER ASSETS - (27.9)%                      (132,486)
                                                                 ------------
NET ASSETS - 100.0%                                              $    474,231
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

U.S. GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
U.S. GOVERNMENT AGENCIES (55.3%)
FANNIE MAE (32.1%)
5.25%, 6/15/06                                 $       1,500     $      1,604
2.75%, 8/11/06                                         3,500            3,503
3.50%, 10/15/07                                        3,500            3,511
4.00%, 9/2/08                                          1,000            1,020
6.38%, 6/15/09                                         1,100            1,248
6.63%, 9/15/09                                         3,830            4,398
6.63%, 11/15/10                                        4,850            5,594
5.50%, 4/25/14                                         1,356            1,374
4.25%, 10/25/16                                        1,658            1,689
4.00%, 12/25/20                                        3,000            3,086
                                                                 ------------
                                                                       27,027
                                                                 ------------
FEDERAL FARM CREDIT BANK  (1.3%)
6.60%, 7/7/06                                          1,000            1,102
                                                                 ------------
FEDERAL HOME LOAN BANK  (12.2%)
1.65%, 1/27/06 (d)                                     5,000            5,000
2.50%, 3/15/06                                         3,150            3,176
6.09%, 6/2/06                                          1,500            1,629
4.50%, 9/16/13                                           500              498
                                                                 ------------
                                                                       10,303
                                                                 ------------
FREDDIE MAC  (9.7%)
5.25%, 1/15/06                                         3,075            3,267
2.75%, 3/15/08                                         1,450            1,429
6.63%, 9/15/09                                         3,000            3,443
                                                                 ------------
                                                                        8,139
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         46,571
                                                                 ------------

U.S. TREASURY OBLIGATIONS (41.5%)
U.S. TREASURY INFLATION PROTECTED BONDS (2.4%)
2.00%, 1/15/14                                         2,000            2,024
                                                                 ------------
U.S. TREASURY NOTES (39.1%)
2.13%, 10/31/04                                        1,800            1,813
1.63%, 3/31/05                                         5,000            5,016
1.50%, 7/31/05                                         1,975            1,974
6.50%, 8/15/05                                           500              537
1.63%, 10/31/05                                        2,800            2,798
2.00%, 5/15/06                                         4,175            4,178
4.38%, 5/15/07                                         1,685            1,785
5.50%, 2/15/08                                           800              883
5.63%, 5/15/08                                           755              838
3.25%, 8/15/08                                           600              606
3.13%, 10/15/08                                        3,000            3,006
5.75%, 8/15/10                                         1,250            1,408
5.00%, 8/15/11                                         2,000            2,155
4.38%, 8/15/12                                         2,300            2,366
3.88%, 2/15/13                                         3,000            2,963
4.25%, 8/15/13                                           500              506
                                                                 ------------
                                                                       32,832
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        34,856
                                                                 ------------
MONEY MARKETS  (2.2%)
Dreyfus Govt Cash Management Money
    Market Fund                                    1,818,157            1,818
Federated Government Obligations                         100              --#
                                                                 ------------
TOTAL MONEY MARKETS                                                     1,818
                                                                 ------------

TOTAL INVESTMENTS (COST $81,803)+ - 99.0%                              83,245

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                              821
                                                                 ------------

NET ASSETS - 100.0%                                              $     84,066
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMETNS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                          MUNICIPAL BOND FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS  (97.5%)
ARIZONA  (1.7%)
Greater Arizona Development Authority,
    6.00%, 8/1/13, (Callable 8/1/08
    @ 102)                                     $       1,070     $      1,235
                                                                 ------------
CALIFORNIA  (4.4%)
Cal Poly Pomona Foundation, Inc.,
    5.50%, 2/1/20, (Callable 2/1/11 @ 101)               265              295
Sacramento County Sanitation Financing
    Authority, 6.00%, 12/1/15, (Callable
    12/1/10 @101)                                        250              290
San Francisco City and County Airport,
    (AMT), 5.35%, 5/1/10, (Callable 5/1/06
    @ 102)                                             2,445            2,670
                                                                 ------------
                                                                        3,255
                                                                 ------------
COLORADO  (8.3%)
Boulder Sales and Use Tax, Series A,
    6.00%, 12/15/18, (Callable 12/15/09
     @ 101)                                            2,265            2,656
Denver City & County Airport Revenue,
    5.00%, 11/15/08                                    1,020            1,136
E-470 Public Highway Authority
    Revenue, Series C, 6.00%, 9/1/07                   1,000            1,140
El Paso County School District No. 38,
    6.00%, 12/1/24, (Prerefunded 12/1/10
    @ 100)                                             1,000            1,204
                                                                 ------------
                                                                        6,136
                                                                 ------------
DELAWARE  (5.6%)
Transportation Authority, 6.00%,
    7/1/16, (Callable 7/1/10 @ 100)                    3,500            4,176
                                                                 ------------

FLORIDA  (3.1%)
Board of Education, Series D, 5.75%,
    6/1/19, (Callable 6/1/10 @ 101)                    2,000            2,299
                                                                 ------------

GEORGIA  (4.1%)
GO, Series D, 5.80%, 11/1/16, (Callable
    11/1/09 @ 102)                                     2,610            3,047
                                                                 ------------

ILLINOIS  (9.1%)
Chicago Metropolitan Water
    Reclamation District-Greater Chicago,
    Capital Improvements, GO, 7.25%,
    12/1/12                                              500              652
Chicago Single Family Mortgage
    Revenue, Series A, (AMT), 4.70%,
    10/1/17, (Callable 4/1/09 @ 102)                     540              542
Development Finance Authority, 1.17%,
    12/1/07, (Callable 12/1/03 @ 100) (d)                100              100
Development Finance Authority, 6.38%,
    1/1/17, (Callable 1/1/11 @ 100)                    1,700            2,018
Development Finance Authority, 6.38%,
    1/1/18, (Callable 1/1/11 @ 100)                    1,700            2,021
GO, 5.88%, 10/1/17, (Callable 1/1/09
    @ 100)                                               300              344

                                    CONTINUED

                                                          MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Sales Tax, Series S, 5.00%, 6/15/08            $       1,000     $      1,109
                                                                 ------------
                                                                        6,786
                                                                 ------------
INDIANA  (6.7%)
Franklin Township School Building,
    6.50%, 7/15/18, (Prerefunded 7/15/10
    @ 102)                                             4,000            4,962
                                                                 ------------

IOWA  (3.4%)
Finance Authority, Private College
    Revenue, Drake University Project,
    6.50%, 12/1/11                                     2,055            2,538
                                                                 ------------

MICHIGAN  (11.7%)
Frankenmuth School District, 5.75%,
    5/1/20, (Callable 5/1/10 @ 100)                      650              739
Genesee School District, 6.00%, 5/1/29,
    (Prerefunded 5/1/10 @ 100)                         1,000            1,188
Higher Education Student Loan, (AMT),
    4.75%, 3/1/09                                      3,000            3,280
Kent Spectrum Health, Series A, 5.50%,
    1/15/13                                            2,125            2,312
Strategic Fund, Hope Network Project,
    Series B, 5.13%, 9/1/13, (Callable 9/1/08
    @ 102)                                             1,000            1,074
                                                                 ------------
                                                                        8,593
                                                                 ------------
MINNESOTA  (4.9%)
Becker Independent School District No.
    726, 6.00%, 2/1/21, (Callable 2/1/10
    @ 100)                                             1,000            1,155
Rochester Independent School District
    No. 535, 5.88%, 2/1/20, (Callable 2/1/10
    @ 100)                                             2,150            2,467
                                                                 ------------
                                                                        3,622
                                                                 ------------
MISSOURI  (7.5%)
Greene County School District, 6.20%,
    3/1/18, (Callable 3/1/10 @ 100)                    2,400            2,773
Health & Education Facilities, 6.50%,
    2/15/21, (Prerefunded 2/15/06 @ 102)                 335              375
Lawson School District No.14, 6.20%,
    3/1/20, (Callable, 3/1/10 @ 100)                   2,050            2,437
                                                                 ------------
                                                                        5,585
                                                                 ------------
NEBRASKA  (2.3%)
Omaha, Series A, UTGO, 6.50%,
    12/1/13                                            1,365            1,714
                                                                 ------------

NEVADA  (1.5%)
Clark County School District, GO,
    5.75%, 6/15/10, (Prerefunded 6/15/06
    @ 101)                                             1,000            1,108
                                                                 ------------
NEW YORK  (4.9%)
New York City Transitional Financial
    Authority, 5.75%, 11/15/16, (Callable
    5/15/10 @ 101)                                     2,200            2,535


                                   CONTINUED


                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
NEW YORK, CONTINUED
Thruway Authority, Series 1997 B,
    6.00%, 4/1/07                              $       1,000     $      1,120
                                                                 ------------
                                                                        3,655
                                                                 ------------
OHIO  (2.4%)
Summit County, 6.00%, 12/1/21,
    (Prerefunded 12/1/10 @ 101)                        1,445            1,752
                                                                 ------------

OKLAHOMA  (1.5%)
Tulsa International Airport, (AMT),
    5.50%, 6/1/10                                      1,000            1,126
                                                                 ------------

PENNSYLVANIA  (3.1%)
GO, 6.00%, 1/15/19, (Callable 1/15/10
    @ 101)                                             2,000            2,330
                                                                 ------------

TENNESSEE  (1.7%)
Housing Development Agency,
    Mortgage Finance, Series C, (AMT),
    5.95%, 7/1/09, (Callable 7/1/05 @ 102)             1,225            1,283
                                                                 ------------

TEXAS  (8.2%)
Clint Independent School District,
    6.00%, 2/15/15, (Callable 2/15/11
    @ 100)                                             1,615            1,886
Dallas Fort Worth International Airport,
    6.00%, 11/1/28, (Callable 11/1/09
    @ 100)                                             3,000            3,303
Travis County, GO, 5.75%, 3/1/17,
    (Callable 3/1/10 @100)                               815              928
                                                                 ------------
                                                                        6,117
                                                                 ------------
WASHINGTON  (1.4%)
Douglas County Public Utility District
    No. 001, Electric Distribution System,
    5.90%, 1/1/11, (Callable 1/1/05 @ 102)             1,000            1,064
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                  72,383
                                                                 ------------

MONEY MARKETS  (1.4%)
AIM Tax Free Money Market Fund                           318              --#
Dreyfus Tax Exempt Money Market
    Fund                                             364,010              364
Federated Tax Exempt Money Market
    Fund                                             663,157              663
Merrill Lynch Institutional Tax Exempt
    Fund                                               5,134                5
                                                                 ------------

TOTAL MONEY MARKETS                                                     1,032
                                                                 ------------

TOTAL INVESTMENTS (COST $64,602)+ - 98.9%                              73,415

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                              815
                                                                 ------------

NET ASSETS - 100.0%                                               $    74,230
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS  (100.7%)
ALABAMA  (0.8%)
Public School & College Authority
    Revenue, 5.25%, 8/1/06                     $       2,050     $      2,224
                                                                 ------------

ALASKA  (1.8%)
Kenai Peninsula Borough, GO, 5.00%,
    8/1/11                                             1,000            1,120
Kenai Peninsula Borough, GO, 5.00%,
    8/1/12                                             1,720            1,914
Series G, GO, 5.00%, 2/15/12                           1,010            1,126
Series G, GO, 5.00%, 2/15/13                           1,060            1,179
                                                                 ------------
                                                                        5,339
                                                                 ------------
ARIZONA  (11.2%)
Glendale Water & Sewer Revenue,
    5.00%, 7/1/06                                      1,290            1,394
Glendale Water & Sewer Revenue,
    5.00%, 7/1/07                                      1,040            1,146
Highway Transportation Board Revenue,
    Series A, 5.00%, 7/1/10                            4,680            5,283
Mesa Street & Highway Revenue,
    6.25%, 7/1/12                                      1,000            1,216
Mesa Street & Highway Revenue,
    6.25%, 7/1/13, (Prerefunded 7/1/11
    @ 100)                                             1,000            1,217
Mesa Street & Highway Revenue,
    5.00%, 7/1/14, (Prerefunded 7/1/11
    @ 100)                                             1,000            1,135
Mesa Street & Highway Revenue,
    4.00%, 7/1/15                                      1,070            1,097
Mesa Utility System Revenue, 5.00%,
    7/1/13, (Prerefunded 7/1/09 @ 100)                 5,250            5,923
Phoenix Civic Improvement Corp.
    Excise Tax Revenue, 5.00%, 7/1/11                  1,405            1,587
Pima County Community College
    District Revenue, 5.00%, 7/1/05                    1,370            1,441
Pima County Community College
    District Revenue, 5.00%, 7/1/07                      670              738
Pima County University School District,
    No. 012 Sunnyside, GO, 5.75%, 7/1/12,
    (Prerefunded 7/1/09 @ 100)                         1,050            1,224
Pima County, Improvement, GO,
    5.00%, 7/1/06                                      2,000            2,160
Salt River Project, Agriculture
    Improvement & Power District, Electric
    Systems Revenue, Series A, 5.63%,
    1/1/06                                             2,685            2,891
Salt River Project, Agriculture
    Improvement & Power District, Electric
    Systems Revenue, Series A, ETM,
    5.63%, 1/1/06                                      2,315            2,494
Tucson Street & Highway, User
    Revenue, Junior Lien, Series 1994-E,
    6.75%, 7/1/13                                      2,000            2,531
                                                                 ------------
                                                                       33,477
                                                                 ------------

                                    CONTINUED

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA  (1.7%)
Orange County, Series A, Refunding
    Recovery, 6.00%, 6/1/10                    $       3,000     $      3,553
Southern Public Power  Authority Power
    Project Revenue, Series A, 5.38%,
    1/1/12                                             1,205            1,378
                                                                 ------------
                                                                        4,931
                                                                 ------------
COLORADO  (7.7%)
Denver City & County Airport Revenue,
    Series A, (AMT), 5.25%, 11/15/06                   2,500            2,721
Denver City & County Airport Revenue,
    Series A, (AMT), 5.50%, 11/15/08                   2,000            2,236
Denver City & County Airport Revenue,
    Series B, (AMT), 5.50%, 11/15/07                   1,000            1,114
Denver City & County Airport Revenue,
    Series D, (AMT), 5.00%, 11/15/06                   1,000            1,087
Denver City & County Airport Revenue,
    Series D, (AMT), 5.00%, 11/15/07                   2,655            2,942
Denver City & County School District
    No.1, 3.75%, 12/1/13                               2,350            2,376
Denver City & County School District
    No.1, 2.80%, 12/1/10                                 130              130
Educational and Cultural Facility
    Authority Revenue, Community Wireless
    Park City, 1.20%, 12/1/23 (d)                        765              765
El Paso County School District No.
    038, GO, 6.38%, 12/1/16, (Prerefunded
    12/1/10 @ 100)                                     1,150            1,412
El Paso County School District No.
    038, GO, 6.38%, 12/1/18, (Prerefunded
    12/1/10 @ 100)                                     1,005            1,234
Housing & Finance Authority, Single
    Family Program, Series C-3, 4.70%,
    10/1/22, (Callable 1/3/07 @ 100)                       5                5
Larimer County School District No. R1,
    GO, 5.50%, 12/15/09                                2,000            2,317
Larmier County School District No. R1,
    GO, 5.75%, 12/15/16                                1,800            2,099
Regional Transportation District, 2.30%,
    12/1/22                                            1,000            1,003
Summitt County School District No.
    RE1, GO, 5.75%, 12/1/12, (Callable
    12/1/11 @ 100)                                     1,465            1,717
                                                                 ------------
                                                                       23,158
                                                                 ------------
CONNECTICUT  (0.6%)
New Haven, Series B, GO, 5.75%,
    11/1/09                                            1,500            1,753
                                                                 ------------

FLORIDA  (2.3%)
Board of Education, 5.25%, 6/1/11                      4,000            4,580
Lakeland Electric & Water Revenue,
    ETM, 5.90%, 10/1/07                                2,000            2,278
                                                                 ------------
                                                                        6,858
                                                                 ------------
HAWAII  (1.2%)
Airport Systems Revenue, Series B
    (AMT), 8.00%, 7/1/10                               2,000            2,528
Highway Revenue, 5.50%, 7/1/10                           765              883
                                                                 ------------
                                                                        3,411
                                                                 ------------

                                    CONTINUED

                                             INTERMEDIATE MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS  (3.4%)
Chicago Metropolitan Water
    Reclamation District, Capital
    Improvement, ETM, GO, 5.50%,
    12/1/10                                     $      3,000      $     3,520
Chicago Metropolitan Water
    Reclamation District, Series B, GO,
    5.00%, 12/1/05                                     2,000            2,124
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/15, (Callable 1/1/11 @ 100)             1,300            1,566
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/16, (Callable 1/1/11 @ 100)             1,470            1,755
Illinois, First Series, 5.25%, 2/1/09                  1,000            1,124
                                                                 ------------
                                                                       10,089
                                                                 ------------
INDIANA  (3.3%)
Fort Wayne Redevelopment Authority,
    5.00%, 2/1/12                                      1,125            1,235
Michigan City Independent School
    Building Corp., 5.00%, 7/5/09                      1,400            1,566
Municipal Power Supply Agency
    System Revenue, Series B, 5.88%,
    1/1/10                                             2,000            2,327
Municipal Power Supply Agency
    System Revenue, Series B, 6.00%,
    1/1/13                                             3,000            3,558
Tippecanoe County Independent
    Elementary School Building Corp.,
    5.10%, 7/15/06                                     1,000            1,083
                                                                 ------------
                                                                        9,769
                                                                 ------------
KENTUCKY  (0.8%)
Turnpike Authority Economic
    Development Revenue, Revitalization
    Project, Series A, 5.50%, 7/1/10                   2,000            2,312
                                                                 ------------

MAINE  (0.8%)
Housing Authority Management
    Provider, Series F-2 (AMT), 2.55%,
    11/15/05                                           2,190            2,215
                                                                 ------------

MASSACHUSETTS  (1.0%)
Water Pollution Abatement, Series 7,
    5.25%, 2/1/12, (Callable 8/1/11 @ 100)             2,500            2,829
                                                                 ------------

MICHIGAN  (25.4%)
Battle Creek Downtown Development
    Authority, 6.00%, 5/1/07                           2,215            2,497
Battle Creek Downtown Development
    Authority, 7.30%, 5/1/10, (Prerefunded
    5/1/04 @ 102)                                      2,000            2,070
Building Authority Revenue, Police
    Communications, 5.50%, 10/1/12                       350              405
Comprehensive Transportation, 5.50%,
    5/15/11                                              950            1,100


                                    CONTINUED

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Detroit Water Supply System,
    Permanent Linked Bonds, 5.25%,
    7/1/13, (Callable 7/1/04 @ 102)             $      6,000     $      6,215
Detroit, GO, (AMT), 5.50%, 4/1/08                      1,195            1,335
Detroit, Series A, GO, 6.70%, 4/1/10,
    (Prerefunded 4/1/05 @ 101)                         1,000            1,075
Forest Hills Public Schools, GO,
    5.25%, 5/1/09                                      2,785            3,145
Grand Rapids & Kent County Joint
    Building Authority, GO, 5.50%,
    10/1/08                                              565              642
Grand Rapids Water Supply, 5.00%,
    1/1/08                                             1,000            1,102
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/07                                       765              849
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.50%,
    10/1/07                                              250              265
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.80%,
    10/1/10, (Callable 10/1/09 @ 100)                    590              625
Higher Education Facilities Authority,
    Hope College Project, 4.70%, 10/1/09                 200              215
Higher Education Student Loan
    Authority Revenue, Series XII-Q, (AMT),
    5.05%, 9/1/08                                      3,885            4,165
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.60%, 9/1/08                               1,000            1,085
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 5.20%, 9/1/08                               4,225            4,584
Higher Education Student Loan
    Authority Revenue, Series XVII-I,
    (AMT), 3.95%, 3/1/11                               1,000            1,013
Hospital Finance Authority, 4.35%,
    3/1/09                                               500              521
Hospital Financial Authority Revenue,
    Edward W. Sparrow Group, 5.25%,
    11/15/08                                           1,125            1,231
Hospital Financial Authority Revenue,
    Edward W. Sparrow Hospital, 5.25%,
    11/15/09                                           1,165            1,277
Ingham County, GO, 5.13%, 11/1/12                      1,100            1,222
Kalamazoo Hospital Finance Authority,
    Refunding & Improvement, Bronson
    Methodist Hospital, 5.35%, 5/15/06                 2,000            2,160
Kent Hospital Financial Authority,
    Revenue, Spectrum Health, Series A,
    5.25%, 1/15/09                                     1,075            1,170
Montague Public School District, GO,
    5.50%, 5/1/12, (Callable 11/1/11
    @ 100)                                             1,005            1,153

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Muskegon Water System, Series A,
    5.25%, 11/1/09                              $        340     $        387
Orchard View Schools, GO, 4.25%,
    5/1/13                                               325              341
State Building Authority Revenue,
    5.00%, 10/15/10                                    5,000            5,632
State Environmental Program, Series A,
    GO, 5.00%, 5/1/10                                  2,000            2,249
State Hospital Financial Authority
    Revenue, Crittenton Hospital, 1.01%,
    3/1/14 (d)                                         2,000            2,000
Strategic Fund, Detroit Symphony,
    Series A, 0.98%, 6/1/31 (d)                        1,755            1,755
Strategic Fund, Limited Obligation
    Revenue, All American Property, LLC,
    1.17%, 12/1/18 (d)                                   600              600
Strategic Fund, Limited Obligation
    Revenue, Hope Network Project, Series B,
    4.80%, 9/1/08                                      1,000            1,075
Strategic Fund, Limited Obligation
    Revenue, RL Enterprises LLC (AMT),
    1.17%, 12/1/09 (d)                                   500              500
Trunk Line, Series A, 5.25%, 11/1/13                     600              683
Underground Storage Tank Financial
    Assurance Authority, Series I, 6.00%,
    5/1/05                                             3,500            3,705
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            4,130            4,576
    University of Michigan, Series A-2,
    1.00%, 12/1/24 (d)                                 4,800            4,799
Walled Lake School District, GO,
    5.25%, 5/1/16                                      5,320            5,868
                                                                 ------------
                                                                       75,291
                                                                 ------------
MINNESOTA  (2.4%)
Housing Finance Agency, 4.55%,
    7/1/12, (Callable 7/1/11 @ 100)                    1,525            1,572
Minneapolis & St. Paul Airport
    Revenue, Series B, (AMT), 5.00%,
    1/1/05                                             2,855            2,948
State Housing Finance Agency, 3.40%,
    7/1/12                                             1,390            1,342
State, GO, 5.00%, 11/1/06                              1,000            1,088
                                                                 ------------
                                                                        6,950
                                                                 ------------
MISSISSIPPI  (0.2%)
Series A, GO, 5.25%, 12/1/07                             500              557
                                                                 ------------

MISSOURI  (2.3%)
Clay County Public School District No.
    53, Liberty Direct Deposit Program, GO,
    6.25%, 3/1/17, (Callable 3/1/10 @ 100)             2,000            2,339
State Regal Convention & Sports
    Complex Authority, 5.25%, 8/15/12                  3,880            4,440
                                                                 ------------
                                                                        6,779
                                                                 ------------

                                   CONTINUED


                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------

MUNICIPAL BONDS, CONTINUED
NEBRASKA  (0.4%)
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    4.10%, 9/1/10                               $        485     $        495
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    4.25%, 9/1/11                                        675              689
                                                                 ------------
                                                                        1,184
                                                                 ------------
NEVADA  (3.5%)
Clark County Passenger Facility Charge
    Revenue, 5.38%, 7/1/14                             5,700            6,271
Clark County School District, Series B,
    GO, 5.50%, 6/15/08                                 3,700            4,186
                                                                 ------------
                                                                       10,457
                                                                 ------------
NEW JERSEY  (4.4%)
Ocean County Utilities Authority,
    Wastewater, Refunding,
    6.00%, 1/1/07                                      2,500            2,795
State Faculty Authority Revenue,
    5.00%, 7/1/10                                      1,035            1,169
State, GO, 5.75%, 5/1/09                               5,175            5,966
Turnpike Authority Revenue, Series A,
    6.00%, 1/1/13                                      2,500            2,989
                                                                 ------------
                                                                       12,919
                                                                 ------------
NEW YORK  (0.4%)
Metropolitan Transportation Authority,
    Series M, 5.50%, 7/1/08                            1,030            1,176
                                                                 ------------

OHIO  (4.1%)
Gateway Economic Development Corp.,
    Greater Cleveland Excise Tax Revenue,
    Senior Lien, (AMT), 5.13%, 9/1/05                  1,000            1,055
Housing Financial Agency Management
    Revenue, Series A-1, (AMT), 5.35%,
    9/1/05                                             1,225            1,278
State Building Authority, 5.00%,
    10/1/06                                            2,000            2,171
State Facilities, Series B, GO, 5.25%,
    9/15/15                                            2,000            2,221
State Higher Education Facility
    Revenue, 4.00%, 11/15/09                             500              531
State Highway, Series G, GO, 5.00%,
    5/1/10                                             2,945            3,304
Summit County, GO, 6.00%, 12/1/09                        400              473
Water Development Authority, Pollution
    Control Facility Revenue, 6.00%,
    6/1/05                                             1,000            1,060
                                                                 ------------
                                                                       12,093
                                                                 ------------
OREGON  (1.7%)
Department of Transportation, Highway
    User Tax Revenue, 5.00%, 11/15/05                  1,045            1,111
Jackson County School District No.
    009, Eagle Point, GO, 5.00%, 6/15/09               1,060            1,189

                                    CONTINUED

                                             INTERMEDIATE MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
OREGON, CONTINUED
State Department Administrative Services
    Lottery Revenue, 5.00%, 4/1/13              $        310     $        348
Washington County Sewer Agency,
    Senior Lien, Series A, 5.75%, 10/1/12              2,000            2,369
                                                                 ------------
                                                                        5,017
                                                                 ------------
PENNSYLVANIA  (3.1%)
Chartiers Valley Joint School, ETM,
    6.15%, 3/1/07, (Callable 12/12/06
    @ 100)                                             4,110            4,642
GO, 5.00%, 10/1/05                                     3,000            3,178
Housing Finance Agency, 4.50%,
    10/1/09                                            1,195            1,234
                                                                 ------------
                                                                        9,054
                                                                 ------------
RHODE ISLAND  (1.0%)
Depositors Economic Protection Corp.,
    Series A, ETM, 5.88%, 8/1/11, (Callable
    7/1/11 @ 100)                                      2,535            3,010
                                                                 ------------

SOUTH CAROLINA  (1.0%)
Anderson County School District No.
    002, Series B, GO, 6.00%, 3/1/13,
    (Callable 3/1/10 @ 101)                              890            1,050
Richland County School District No.
    002, Series B, GO, 5.00%, 2/1/10                   1,670            1,875
                                                                 ------------
                                                                        2,925
                                                                 ------------
TENNESSEE  (1.4%)
Housing Development Agency, Series A,
    4.00%, 7/1/10                                      1,100            1,114
Metropolitan Nashville Airport
    Authority Revenue, 5.38%, 7/1/14                   2,570            2,770
Shelby County Health, Educational &
    Housing Facilities Board Revenue, St.
    Jude's Children's Research, 4.65%,
    7/1/04                                               300              304
                                                                 ------------
                                                                        4,188
                                                                 ------------
TEXAS  (5.1%)
Dallas Civic Center, Improvements,
    5.00%, 8/15/14, (Callable 8/15/08
    @ 101)                                             2,500            2,709
Dallas Waterworks & Sewer Systems
    Revenue, 5.25%, 10/1/09                            1,000            1,133
Houston Airport System Revenue, Series
    A, (AMT), 5.00%, 7/1/05                            1,900            1,991
Huffman Independent School District,
    GO, 7.00%, 2/15/06                                   100              111
Huffman Independent School District,
    GO, 7.00%, 2/15/07                                   160              184
Huffman Independent School District,
    GO, 7.00%, 2/15/08                                   190              224
Huffman Independent School District,
    GO, 7.00%, 2/15/09                                   250              302
Huffman Independent School District,
    GO, 7.00%, 2/15/10                                   300              368
Public Finance Authority, Series A, GO,
    6.50%, 10/1/04                                     3,595            3,724

                                   CONTINUED


                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
TEXAS, CONTINUED
Round Rock Independent School
    District, GO, 6.50%, 8/1/08                 $      2,125     $      2,498
San Antonio Water Revenue, ETM,
    6.30%, 5/15/04                                        95               96
Series A, GO, 6.00%, 10/1/08                           1,600            1,847
                                                                 ------------
                                                                       15,187
                                                                 ------------
UTAH  (0.6%)
St. George Water Revenue, Series A,
5.60%, 6/1/10, (Prerefunded 6/1/05
    @ 101)                                             1,530            1,634
                                                                 ------------

VIRGINIA  (2.3%)
Metropolitan Washington D. C.
    Airports, Series B, (AMT), 5.50%,
    10/1/05                                            4,175            4,430
Richmond, GO, 5.38%, 7/15/13,
    (Callable 7/15/11 @ 101)                           2,000            2,277
                                                                 ------------
                                                                        6,707
                                                                 ------------
WASHINGTON  (4.2%)
Grant County Public Utility District No.
    002, Electric Revenue, 5.00%, 1/1/11               2,485            2,775
King County School District No. 415,
    Kent, Series A, GO, 5.55%, 12/1/11,
    (Callable 1/29/10 @ 100)                           2,000            2,317
Motor Vehicle Fuel Tax, R-92D, 6.25%,
    9/1/07                                             1,000            1,141
Port Tacoma, Series A, GO, (AMT),
    4.90%, 12/1/07                                     1,010            1,106
Series A, GO, 5.50%, 9/1/05,
    (Prerefunded 9/1/04 @ 100)                         5,000            5,132
                                                                 ------------
                                                                       12,471
                                                                 ------------
WISCONSIN  (0.6%)
Series 1, GO, 5.00%, 5/1/13                            1,500            1,671
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 297,635
                                                                 ------------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                           100              --#
Dreyfus Tax Exempt Money Market
    Fund                                             182,807              183
Federated Tax Exempt Money Market
    Fund                                             233,456              233
Merrill Lynch Institutional Tax Exempt
    Fund                                               5,071                5
                                                                 ------------

TOTAL MONEY MARKETS                                                       421
                                                                 ------------

TOTAL INVESTMENTS (COST $279,543)+ - 100.8%                           298,056

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                         (2,306)
                                                                 ------------

NET ASSETS - 100.0%                                               $   295,750
                                                                 ============


                  SEE NOTES SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS  (95.4%)
OHIO  (94.8%)
Akron, GO, 5.50%, 12/1/07                       $      2,000     $      2,258
Akron, Various Purpose Improvement,
    GO, 5.60%, 12/1/06, (Callable 12/1/04
    @ 102)                                               500              529
American Municipal Power - Ohio, Inc.,
    5.25%, 1/1/11                                      1,825            2,078
Beavercreek Local School District,
    6.60%, 12/1/15                                     1,500            1,923
Berea, GO, 5.13%, 12/1/13                              1,215            1,351
Building Authority, 5.25%, 4/1/09,
    (Callable 4/1/08 @ 101)                            1,000            1,115
Building Authority, 5.25%, 10/1/10,
    (Callable 4/1/09 @ 101)                            2,410            2,708
Building Authority Revenue, Adult
    Correctional Facility, Series A, 5.50%,
    10/1/08                                            2,500            2,844
Building Authority Revenue, State
    Facilities Administration Building, Series
    A, 5.25%, 10/1/10, (Callable 10/1/08
    @ 101)                                             2,000            2,255
Butler County Hospital Facilities
    Revenue, 4.75%, 11/15/18, (Callable
    11/15/08 @ 101)                                    4,000            3,818
Butler County Transportation
    Improvement District,  Series A, 6.00%,
    4/1/12, (Callable 4/1/08 @ 102)                    2,000            2,289
Cincinnati City School District,
    Classroom Facilities Construction &
    Improvements, 5.25%, 12/1/14, (Callable
    12/1/13 @ 100)                                     3,000            3,422
Cleveland Public Power System
    Revenue, 5.25%, 11/15/16, (Callable
    11/15/06 @ 102)                                    4,900            5,417
Cleveland Public Power System
    Revenue, 7.00%, 11/15/24                           2,000            2,134
Cleveland Stadium Project, 5.25%,
    11/15/11, (Callable 11/15/07 @ 102)                4,110            4,624
Columbus Sewer Revenue, 5.00%,
    6/1/06                                             2,000            2,153
Columbus, Series 2, GO, 6.00%,
    6/15/07                                            4,090            4,632
Cuyahoga County Hospital Revenue,
    5.50%, 2/15/09                                     2,245            2,548
Cuyahoga County Jail Facilities, GO,
    5.25%, 10/1/13                                     3,000            3,450
Cuyahoga County, GO, 5.60%,
    5/15/13                                            3,435            3,902
Economic Development Revenue,
    3.50%, 12/1/07                                       545              561
Economic Development Revenue,
    4.40%, 12/1/12                                       815              847
Erie County Hospital  Facilities
    Revenue, 5.00%, 8/15/08                              400              426
Erie County Hospital Facilities Revenue,
    5.00%, 8/15/09                                       210              224

                                    CONTINUED

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Erie County Hospital Facilities Revenue,
    5.50%, 8/15/12                              $        250     $        279
Euclid City School District, GO, 5.13%,
    12/1/11, (Callable 12/1/05 @ 102)                  1,500            1,626
Franklin County Development Revenue,
    5.50%, 10/1/12, (Callable 10/1/09
    @ 101)                                             2,270            2,517
Franklin County, Online Computer
    Library Center, 5.00%, 4/15/10                     2,270            2,494
Greater Cleveland Regional Transit
    Authority, 5.38%, 12/1/11, (Callable
    12/1/08 @ 101)                                     1,455            1,667
Hamilton County Hospital Facilities
    Revenue, 5.20%, 12/1/13, (Callable
    12/1/07 @ 101)                                     1,000            1,095
Hamilton County Hospital Facilities,
    Revenue, 5.25%, 5/15/11, (Callable
    11/15/08 @ 101)                                    2,670            3,001
Hamilton County Sewer System
    Revenue, Series A, 5.60%, 12/1/08,
    (Callable 12/1/05 @ 102)                           1,000            1,093
Higher Education, Capital Facilities
    Revenue, 5.50%, 12/1/09                            4,000            4,616
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.25%, 12/1/05               2,350            2,512
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.50%, 12/1/07               4,695            5,294
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.00%, 12/1/08               2,000            2,243
Higher Education, Case Western
    Reserve, 6.25%, 7/1/14                             6,500            7,943
Higher Education, Dennison University
    Project, 5.50%, 11/1/12, (Callable
    11/1/11@ 101)                                      1,000            1,156
Higher Education, John Carroll
    University, 5.25%, 11/15/14, (Callable
    11/15/13 @ 100)                                    1,435            1,608
Higher Education, John Carroll
    University, 5.25%, 11/15/15, (Callable
    11/15/13 @ 100)                                    1,490            1,662
Higher Education, University of Dayton
    Project, 5.30%, 12/1/12, (Callable
    12/1/07 @ 101)                                     2,000            2,238
Hilliard School District, 5.50%,
    12/1/08                                            2,780            3,175
Hilliard School District, Series B, GO,
    5.50%, 12/1/07                                     1,500            1,687
Housing Authority, 4.63%, 9/1/31,
    (Callable 1/1/11 @ 100)                            2,300            2,377
Housing Finance Agency, (AMT),
    3.95%, 9/1/08                                        540              558
Housing Finance Agency, (AMT),
    4.15%, 9/1/09                                        905              930
Housing Finance Agency, (AMT),
    4.35%, 9/1/10                                        335              345

                                    CONTINUED

                                                     OHIO MUNICIPAL BOND FUND
                                  SHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                   AMOUNT           VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Housing Finance Agency, (AMT),
    4.55%, 9/1/11                               $        350      $       362
Housing Finance Agency, (AMT),
    3.65%, 9/1/11                                        855              843
Housing Finance Agency, (AMT),
    3.30%, 9/1/30                                      1,250            1,215
Knox County Hospital Facilities
    Revenue, 4.70%, 6/1/08                             1,150            1,245
Knox County Hospital Facilities
    Revenue, 5.00%, 6/1/12                             6,250            6,852
Lucas County, 6.65%, 12/1/12                             160              164
Lucas County Hospital Revenue, 6.00%,
    11/15/04                                           4,000            4,154
Mental Health Capital Facilities, Series
    II-A, 5.00%, 6/1/13                                2,135            2,372
Montgomery County Catholic Health
    Initiatives, Series A, 6.00%, 12/1/26              2,750            2,973
Montgomery County Sisters of Charity
    Revenue, 6.50%, 5/15/08                              225              226
Montgomery County Solid Waste
    Revenue, 5.25%, 11/1/04                            1,750            1,804
Montgomery County Solid Waste
    Revenue, 5.40%, 11/1/08, (Callable
    11/1/05 @ 102)                                     3,000            3,258
North Olmstead, 6.20%, 12/1/11                         3,000            3,640
Public Facilities Revenue, Series II-B,
    5.75%, 11/1/05, (Callable 11/1/04
    @ 100)                                             2,000            2,072
Revenue, Major New State Infrastructure,
    Series 1, 5.00%, 6/15/06                           3,000            3,230
Sidney Construction, 4.90%, 11/1/07                      820              842
Solid Waste Revenue, 4.85%, 11/1/22                    3,000            3,194
State Schools, 5.00%, 6/15/13                          1,000            1,118
State, GO, 6.65%, 9/1/09                               1,000            1,142
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvement Project, 5.00%,
    12/1/09                                            1,110            1,204
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvements Project,
    5.00%, 12/1/08                                     1,155            1,257
Turnpike Revenue, Series A, 5.70%,
    2/15/17, (Prerefunded 2/15/06 @ 102)               5,000            5,511
University of Cincinnati, 5.00%, 6/1/10                  300              339
University of Cincinnati, GO, 5.50%,
    6/1/09                                             2,000            2,296
Water Development Authority, Pollution
    Control Facilities Revenue, 5.25%,
    12/1/08, (Callable 12/1/07 @ 101)                  1,000            1,119
Water Revenue, 5.30%, 12/1/10,
    (Callable 6/1/05 @ 101)                            4,000            4,256

                                   CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
West Geauga Local School District, GO,
    5.55%, 11/1/05, (Callable 11/1/04
    @ 102)                                      $      1,000     $      1,052
West Geauga Local School District, GO,
    5.65%, 11/1/06, (Callable 11/1/04
    @ 102)                                             1,000            1,051
Westlake City School District, Series A,
    GO, 5.05%, 12/1/04                                 1,050            1,084
                                                                 ------------
                                                                      169,499
                                                                 ------------
VIRGIN ISLANDS  (0.6%)
Virgin Islands Public Financial
    Authority Revenue, 5.13%, 7/1/04                   1,000            1,016
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 170,515
                                                                 ------------

MONEY MARKETS  (3.6%)
Federated Ohio Municipal Cash Trust                  120,083              120
Touchstone Ohio Money Fund                         6,279,426            6,279
                                                                 ------------

TOTAL MONEY MARKETS                                                     6,399
                                                                 ------------

TOTAL INVESTMENTS (COST $167,007)+ - 99.0%                            176,914

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                            1,736
                                                                 ------------

NET ASSETS - 100.0%                                               $   178,650
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------     ------------
MUNICIPAL BONDS  (99.5%)
MICHIGAN  (99.5%)
Ann Arbor Water Supply Systems,
    5.00%, 2/1/10                               $        880     $        986
Avondale School District, UTGO,
    5.00%, 5/1/10                                        800              897
Battle Creek Downtown Developement
    Authority, 7.60%, 5/1/16, (Prerefunded
    5/1/04 @ 102)                                      2,000            2,072
Battle Creek Downtown Development
    Authority, 7.30%, 5/1/10, (Prerefunded
    5/1/04 @ 102)                                      4,000            4,140
Battle Creek Downtown Development
    Authority, Tax Increment Revenue,
    6.90%, 5/1/04                                      2,000            2,026
Berkley School District, GO, 7.00%,
    1/1/07                                             1,300            1,484
Big Rapids Public School District,
    5.63%, 5/1/14, (Prerefunded 5/1/05
    @ 101)                                             1,125            1,199
Building Authority Revenue, Facilities
    Program, Series III, 5.00%, 10/15/08               2,000            2,232
Building Authority Revenue, State
    Police Communications III, 5.00%,
    10/1/04                                            2,000            2,052
Building Authority Revenue, State
    Police Communications III, 5.00%,
    10/1/05                                            1,700            1,801
Cadillac Area Public Schools, UTGO,
    7.25%, 5/1/05                                        300              322
Central Michigan University, 5.00%,
    10/1/09                                            1,605            1,801
Charles Stewart Mott Community
    College, UTGO, 5.00%, 7/1/09                       1,000            1,122
Clarkston Michigan Schools, 4.00%,
    5/1/12                                               200              209
Comprehensive Transportation, Series
    A, 5.25%, 5/15/09                                  3,000            3,395
Comprehensive Transportation, Series
    B, 5.25%, 5/15/09                                  1,390            1,573
Detroit  City School District, 5.50%,
    5/1/06                                             1,730            1,869
Detroit  Economic Development Corp.,
    4.00%, 5/1/06                                      2,500            2,617
Detroit City School District, Building &
    Site Improvements, Series A, 5.00%,
    5/1/07                                             1,000            1,096
Detroit City School District, Building &
    Site Improvements, Series A, 5.00%,
    5/1/08                                             1,000            1,108
Detroit City School District, Building &
    Site Improvements, Series B, 5.00%,
    5/1/09                                             1,000            1,119
Detroit Convention Facilities, 5.00%,
    9/30/08                                            2,000            2,226
Detroit Water Supply Systems, Series
    C, 5.00%, 7/1/07                                   2,000            2,201

                                   CONTINUED
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Detroit, GO, 6.00%, 4/1/06                      $        750     $        822
Dexter Community School District, GO,
    6.25%, 5/1/07                                      1,730            1,964
Environmental Program, Series A,
    5.00%, 5/1/09                                        500              559
Farmington Hills Economic
    Development Corp. Revenue, Botsford
    Continuing Care, Series A, 5.10%,
    2/15/04                                              445              446
Farmington Hills Economic
    Development Corp. Revenue, Botsford
    Continuing Care, Series A, 5.20%,
    2/15/05                                              470              489
Ferndale, UTGO, 4.50%, 4/1/10                          1,190            1,303
Frankenmuth School District, UTGO,
    5.50%, 5/1/05                                        100              105
Frankenmuth School District, UTGO,
    5.50%, 5/1/06                                        125              135
Frankenmuth School District, UTGO,
    5.50%, 5/1/07                                        410              455
Grand Rapids & Kent County Joint
    Building, GO, 5.50%, 10/1/06                         505              552
Grand Rapids & Kent County Joint
    Building, GO, 5.50%, 10/1/09                         605              694
Grand Rapids & Kent County Joint
    Building, UTGO, 5.50%, 10/1/07                       535              599
Grand Rapids Charter Township, Porter
    Hills Obligated Group, 4.25%, 7/1/04                 210              212
Grand Rapids Charter Township, Porter
    Hills Obligated Group, 4.35%, 7/1/05                 200              206
Greater Detroit Resource Recovery
    Authority, 6.25%, 12/13/06                         2,500            2,812
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/05                                       590              629
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/06                                       725              791
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.60%,
    10/1/08                                              320              342
Higher Education Facility Authority -
    Thomas M. Cooley Law School, 4.75%,
    5/1/07                                             1,265            1,336
Higher Education Student Loan
    Authority Revenue, (AMT), 5.00%,
    3/1/07                                             2,525            2,672
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.60%, 9/1/08                               1,000            1,085
Higher Education Student Loan
    Authority Revenue, Series XVII-I (AMT),
    3.65%, 3/1/10                                      1,000            1,013
Higher Education, Kalamazoo College,
    5.25%, 12/1/04                                       655              677

                                    CONTINUED

                                                 MICHIGAN MUNICIPAL BOND FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                 JANUARY 31, 2004 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                   AMOUNT             VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Finance Authority Revenue,
    4.80%, 11/1/17, Refunding Hospital
    Charity Obligation D, (Prerefunded
    11/1/4 @ 100)                               $      1,675     $      1,723
Hospital Finance Authority Revenue,
    Oakwood Obligated Group, 5.00%,
    11/1/05                                              730              766
Hospital Finance Authority Revenue, St.
    John's Hospital & Medical Center,
    5.00%, 5/15/06                                     1,450            1,564
Hospital Finance Authority, Bay
    Medical Center, Series A, 5.38%, 7/1/06            1,855            2,013
Hospital Finance Authority, St. John
    Hospital & Medical Center, 5.00%,
    5/15/05                                            1,000            1,050
Hospital Financial Authority Revenue,
    7.50%, 10/1/27, (Prerefunded 10/1/05
    @ 100)                                             1,000            1,100
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 3.50%,
    3/1/06                                               200              205
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 3.85%,
    3/1/07                                               200              206
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 4.15%,
    3/1/08                                               300              311
Hospital Financial Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/05                                           1,055            1,117
Hospital Financial Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/06                                             735              786
Housing Development Authority,
    (AMT), 3.85%, 6/1/04                                 810              815
Housing Development Authority,
    (AMT), Series B, 3.25%, 12/1/05                       70               71
Housing Development Authority,
    (AMT), Series B, 3.55%, 12/1/06                      175              179
Housing Development Authority,
    (AMT), Series B, 3.85%, 12/1/07                      215              221
Housing Development Authority,
    (AMT), Series B, 4.13%, 12/1/08                      305              315
Housing Development Authority,
    (AMT), Series B, 4.35%, 12/1/09                      355              368
Housing Development Authority,
    (AMT), Series B, 4.55%, 12/1/10                      455              472
Housing Development Authority,
    (AMT), Series B, 4.65%, 12/1/11                      485              507
Housing Development Authority, Hunt
    Club Apartments, 1.03%, 7/15/35 (d)                  500              500
Housing Development Authority, Single
    Family, (AMT), 3.85%, 12/1/04                        830              843
Kalamazoo Hospital Finance Authority
    Revenue, Bronson Methodist Hospital,
    5.50%, 5/15/08                                       750              843

                                    CONTINUED

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Kalamazoo Hospital Finance Authority,
    Refunding & Improvement, Bronson
    Methodist Hospital, 5.25%, 5/15/05          $      1,000     $      1,050
Kenowa Hills Public Schools, UTGO,
    5.50%, 5/1/05                                      1,295            1,363
Kenowa Hills Public Schools, UTGO,
    5.50%, 5/1/06                                      1,000            1,084
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    4.30%, 1/1/05                                        645              662
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    5.30%, 1/1/05                                        505              523
Kent County Airport Facility, Kent
    County International Airport, (AMT),
    5.50%, 1/1/07, (Prerefunded 1/1/5
    @ 102)                                               930              984
Kent,  Hospital Finance Authority
    Revenue, Spectrum Health, 5.25%,
    1/15/08                                              430              468
Kent, Hospital Finance Authority,
    Butterworth Hospital, 4.90%, 1/15/05               1,150            1,187
Lansing School District, 4.00%,
    5/1/06                                             1,190            1,248
Municipal Bond Authority Revenue,
    5.00%, 12/1/05                                     2,000            2,135
Municipal Bond Authority Revenue,
    Series A, 5.25%, 12/1/07                           1,000            1,113
Municipal Bond Authority, Pooled
    Projects, Series B, 5.10%, 10/1/04                 1,000            1,027
Municipal Building Authority Revenue,
    Government Loan Program, Series C,
    5.00%, 5/1/10                                      1,000            1,126
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/06                                      1,130            1,213
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/08                                      1,000            1,103
Muskegon Heights Water System, Series
    A, 5.25%, 11/1/06                                    335              366
Novi Community School District,
    Building & Site Improvements, 4.13%,
    5/1/08                                             1,000            1,072
Novi Community School District,
    Building & Site Improvements, 5.00%,
    10/1/08                                            2,320            2,582
Oakland County Economic Revenue,
    6.38%, 11/1/14, (Prerefunded 11/1/4
    @ 100)                                             2,000            2,081
Oxford Area Community School, GO,
    6.00%, 5/1/05                                      1,100            1,165
South Central Power Agency, Power
    Supply System Revenue, 5.80%,
    11/1/05                                            2,000            2,149

                                    CONTINUED

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
South Lyon Community Schools,
    5.25%, 5/1/07                               $        690     $        760
South Macomb Disposal Authority
    Revenue, 5.00%, 9/1/08                             1,115            1,239
South Redford School District, GO,
    5.25%, 5/1/09, (Prerefunded 5/1/7
    @ 100)                                             1,575            1,745
Sterling Heights, 4.00%, 10/1/05                         670              699
Strategic Fund, Hope Network Project,
    Series B, 4.75%, 9/1/07                              615              655
Strategic Fund, Stegner East
    Investments, LLC Project, 1.15%,
    6/1/29 (d)                                         1,100            1,100
Three Rivers Community Schools,
    6.00%, 5/1/23, (Prerefunded  5/1/06
    @ 101)                                               970            1,075
Traverse City Area Public Schools,
    7.25%, 5/1/05                                        950            1,020
Troy City School District, 3.50%,
    5/1/10                                             2,000            2,078
Trunk Line, 5.00%, 10/1/07                               700              773
Trunk Line , Series A, 5.50%, 11/1/07                  1,025            1,153
Trunk Line, Series A, 5.25%, 11/1/09                   1,000            1,133
Underground Storage, Tank Financial
    Assurance Authority, Series I, 6.00%,
    5/1/06                                             2,270            2,486
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            2,000            2,215
Warren Building Authority, 3.70%,
    11/1/09                                              225              237
Warren Consolidated School District,
    5.00%, 5/1/07                                      3,890            4,263
Washtenaw Community College,
    4.00%, 4/1/07                                      2,355            2,504
Wayne Charter, 5.25%, 12/1/05                          1,035            1,102
Wayne Charter, Airport Revenue, Series
    D, 5.25%, 12/1/06                                  2,000            2,174
Wayne County Community College,
    5.25%, 7/1/09                                      1,000            1,135
Whitmore Lake Public School District,
    5.00%, 5/1/09                                      1,075            1,202
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 131,869
                                                                 ------------

                                   CONTINUED

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                               -------------     ------------
MONEY MARKETS  (1.9%)
AIM Tax Free Money Market Fund                           167     $        --#
Dreyfus Tax Exempt Money Market
    Fund                                           1,232,656            1,233
Federated Tax Exempt Money Market
    Fund                                           1,193,758            1,194
Merrill Lynch Institutional Tax Exempt
    Fund                                              27,075               27
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,454
                                                                 ------------

TOTAL INVESTMENTS (COST $130,831)+ - 101.4%                           134,323

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%                         (1,899)
                                                                 ------------

NET ASSETS - 100.0%                                               $   132,424
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                            FIFTH THIRD FUNDS
                                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                 JANUARY 31, 2004 (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------

*    Non-income producing security.
**   Effective yield at purchase.
#    Market value is less than five hundred dollars.
+ Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.
(a) Part of this security has been deposited as initial margin on open futures contracts.
(b)  Affiliate.
(c)  Dollar amount indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at January 31, 2004. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)  Part of this security has been deposited as collateral for TBA security.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipt
GO - General Obligation
LLC - Limited Liability Company
TBA - To be announced
UTGO - Unlimited Tax General Obligation


                                                  COST OF                                              NET
                                              INVESTMENTS FOR       GROSS           GROSS           UNREALIZED
                                                FEDERAL TAX       UNREALIZED      UNREALIZED       APPRECIATION/
                                                 PURPOSES        APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                               -------------     ------------    ------------      ------------
Small Cap Growth Fund                          $  295,418        $  94,442        $  (4,780)         $  89,662
Mid Cap Growth Fund                               378,750          101,765           (4,591)            97,174
Quality Growth Fund                             1,063,164          235,983          (16,673)           219,310
Large Cap Core Fund                               146,272           23,903          (14,276)             9,627
Equity Index Fund                                 306,129          273,874          (24,994)           248,880
Balanced Fund                                     275,359           22,462           (2,129)            20,333
Micro Cap Value Fund                              206,478           77,703           (3,259)            74,444
Small Cap Value Fund                               74,496           15,178             (441)            14,737
Multi Cap Value Fund                              276,923           89,604           (3,186)            86,418
Disciplined Large Cap Value Fund                  404,571          100,253             (395)            99,858
LifeModel Aggressive Fund SM                       60,048           14,721               --             14,721
LifeModel Moderately Aggressive Fund SM           143,985           27,100             (110)            26,990
LifeModel Moderate Fund SM                        162,571           21,060             (262)            20,798
LifeModel Moderately Conservative Fund SM          82,033            9,561             (208)             9,353
LifeModel Conservative Fund SM                     44,049            2,876             (104)             2,772
Strategic Income Fund                             170,823           10,275             (791)             9,484
Select Stock Fund                                  20,194            3,634             (331)             3,303
Technology Fund                                    61,235           16,172             (691)            15,481
International Equity Fund                         462,738           48,826          (56,104)            (7,278)
Bond Fund                                         412,341            8,953             (498)             8,455
Intermediate Bond Fund                          1,013,227           19,240           (1,482)            17,758
Short Term Bond Fund                              603,964            3,866           (1,113)             2,753
U.S. Government Bond Fund                          81,803            1,508              (66)             1,442
Municipal Bond Fund                                64,602            8,813               --              8,813
Intermediate Municipal Bond Fund                  279,543           18,724             (211)            18,513
Ohio Municipal Bond Fund                          167,007           10,104             (197)             9,907
Michigan Municipal Bond Fund                      130,831            3,875             (383)             3,492


                        SEE NOTES TO FINANCIAL STATEMENTS


                                       85
FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The table below reflects the Small Cap Growth Fund's activities in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the six months ended January 31, 2004.



                               BALANCE AT       OPTIONS       OPTIONS        OPTIONS        BALANCE AT
                              JULY 31, 2003     WRITTEN       EXPIRED       EXERCISED    JANUARY 31, 2004
                              -------------  ------------  ------------   ------------    ---------------
NUMBER OF CONTRACTS
Small Cap Growth Fund                    50          70           (70)            (50)                --

PREMIUMS ($000)
Small Cap Growth Fund          $          3    $      9      $     (9)      $      (3)       $        --



Open futures contracts as of January 31, 2004:
(Amounts in thousands except contract amount)


                                                                                           UNREALIZED
                              NUMBER OF                                      NOTIONAL     APPRECIATION/    MARKET
                              CONTRACTS   CONTRACT TYPE                      AMOUNT      (DEPRECIATION)    VALUE
                              ---------   -----------------------------     ---------    -------------    --------
Large Cap Core Fund                   9   Standard & Poor's 500, 3/19/04    $    2,490     $      52      $ 2,542
                                   ----                                     ----------     ---------      -------
Equity Index Fund                    47   Standard & Poor's 500, 3/19/04        12,734           542       13,276
                                   ----                                       --------     ---------      -------
International Equity Fund            24   SPI 200, 3/18/04                       1,518           (28)       1,490
                                    266   CAC40 10, 3/31/04                     12,033            30       12,063
                                    104   DAX, 3/19/04                          13,011           164       13,175
                                     21   IBEX 35, 2/20/04                       2,135           (66)       2,069
                                     88   DJ Euro Stoxx 50, 3/19/04              3,127            (9)       3,118
                                    142   FTSE 100, 3/19/04                     11,250            58       11,308
                                      5   Hang Seng, 2/26/04                       437           (10)         427
                                    103   TOPIX, 3/11/04                        10,291           (83)      10,208
                                   ----                                      ---------     ---------      -------
                                    753                                     $   53,802     $      56      $53,858
                                   ----                                      ---------     ---------      -------


As of January 31, 2004, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):

                                                                     AVERAGE
                                                      MARKET          LOAN
                                                     VALUE OF      OUTSTANDING
                                        CASH          LOANED       DURING THE
                                     COLLATERAL     SECURITIES        YEAR
                                     ----------      ---------      ---------
Small Cap Growth Fund                $  35,064       $ 34,075       $ 44,512
Mid Cap Growth Fund                     49,667         48,266         56,197
Quality Growth Fund                     85,938         83,513         57,070
Large Cap Core Fund                      6,269          6,092          4,455
Equity Index Fund                       26,533         25,784         21,618
Balanced Fund                           19,897         19,335         15,040
Multi Cap Value Fund                    37,757         36,692         24,330
Disciplined Large Cap Value Fund        27,030         26,267         13,109
Select Stock Fund                           --             --          1,505
Technology Fund                         12,311         11,963          9,671
International Equity Fund               33,285         32,345         17,982
Bond Fund                               29,152         28,329         25,674
Intermediate Bond Fund                 232,654        226,089        147,052
Short Term Bond Fund                   136,197        132,354         69,790

At January 31, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, certificate of deposits, commercial paper, corporate bonds and floating rate notes (with interest rates ranging from 1.00% to 5.80% and maturity dates ranging from February 2, 2004 to February 4, 2005).

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of January 31, 2004 (Amounts in thousands):

                           CONTRACT                     CURRENT
                            AMOUNT       CONTRACT       VALUE       UNREALIZED
   DELIVERY                 (LOCAL      VALUE U.S.       U.S.      APPRECIATION/
     DATE                  CURRENCY)      DOLLAR        DOLLAR     DEPRECIATION
   --------               ----------    ----------     --------    -------------
AUSTRALIAN DOLLAR
-------------------------
Long Contracts
  3/18/04                   1,974      $   1,504        $1,493         $   (11)
BRITISH POUND STERLING
-------------------------
Short Contracts
  3/18/04                      25             43            45              (2)
  3/18/04                   1,756          3,040         3,185            (145)
  3/18/04                     609          1,076         1,103             (27)
Long Contracts
  3/18/04                     396            685           718              33
  3/18/04                   2,606          4,508         4,725             217
  3/18/04                     725          1,255         1,314              59
  3/18/04                     964          1,669         1,748              79
  3/18/04                      66            115           119               4
  3/18/04                   3,825          6,875         6,935              60
EURO
-------------------------
Short Contracts
  3/18/04                     505            615           626             (11)
  3/18/04                   3,977          4,862         4,933             (71)
  3/18/04                     847          1,060         1,050              10
  3/18/04                     178            223           221               2
  3/18/04                     726            912           901              11
Long Contracts
  3/18/04                     724            884           898              14
  3/18/04                     251            306           311               5
  3/18/04                   2,511          3,065         3,115              50
  3/18/04                     826          1,009         1,024              15
  3/18/04                     936          1,142         1,162              20
  3/18/04                   2,676          3,274         3,320              46
  3/18/04                   3,633          4,443         4,507              64
  3/18/04                     300            371           372               1
  3/18/04                     279            345           346               1
  3/18/04                     893          1,113         1,108              (5)
  3/18/04                  18,267         23,106        22,659            (447)
JAPANESE YEN
-------------------------
Short Contracts
  3/18/04                  25,502            237           241              (4)
  3/18/04               1,563,283         14,618        14,795            (177)
  3/18/04                 568,330          5,318         5,379             (61)
  2/03/04                  38,733            366           366              --
Long Contracts
  3/18/04                  14,000            131           133               2
  3/18/04                 269,039          2,516         2,546              30
  3/18/04                 192,222          1,799         1,819              20
  3/18/04                 307,528          2,877         2,910              33
  3/18/04               1,377,467         12,896        13,036             140
  3/18/04               1,096,435         10,353        10,377              24
SINGAPORE DOLLAR
-------------------------
Short Contracts
  3/18/04                   1,109            649           655              (6)
Long Contracts
  3/18/04                   1,109            648           655               7

________________________
^ Amount is less than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

FITH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004(UNAUDITED)
--------------------------------------------------------------------------------
The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of January 31, 2004, were as follows:



                                   SMALL CAP     MID CAP       QUALITY      LARGE CAP      EQUITY       MICRO CAP
                                    GROWTH       GROWTH         GROWTH         CORE         INDEX         VALUE
                                    FUND         FUND           FUND           FUND         FUND           FUND
                                   --------    ----------     ---------      --------     ---------     ---------
Advertising                             0.6%          1.6%          1.0%           --           0.2%          0.2%
Aerospace/Defense                       1.0%           --           2.2%          1.4%          1.5%           --
Agriculture                              --            --            --           1.6%          1.2%           --
Airlines                                0.6%           --            --            --           0.1%          0.4%
Apparel                                 1.3%          1.6%           --            --           0.3%          5.6%
Auto Manufacturers                      1.4%           --            --           0.7%          0.6%           --
Auto Parts & Equipment                   --            --            --           0.2%          0.2%          0.7%
Banks                                   5.4%          2.7%          7.7%          7.9%          6.9%          0.2%
Beverages                                --            --            --           0.7%          2.5%           --
Biotechnology                           2.5%           --           2.7%           --           1.1%           --
Building Materials                       --            --            --           0.3%          0.2%          1.9%
Cash Equivalents                       10.0%         11.7%          7.2%          4.2%          5.0%           --
Chemicals                                --           2.1%          1.4%          1.7%          1.5%          3.2%
Closed-end Funds                         --            --            --            --            --           1.2%
Commercial Services                     5.1%          4.8%           --           1.1%          0.9%          4.1%
Computers                               2.8%          6.3%          4.6%          4.2%          4.3%          4.2%
Cosmetics/Personal Care                  --           1.2%           --           2.0%          2.3%           --
Distribution/Wholesale                  0.4%          3.2%           --            --           0.1%          1.5%
Diversified Financial Services          3.7%          3.2%          3.1%          8.2%          7.7%         22.0%
Electric                                 --            --            --           3.3%          2.4%           --
Electrical Components
   & Equipment                          1.7%           --           1.5%          0.2%          0.4%          1.2%
Electronics                             4.6%          8.2%          9.4%          3.5%          2.3%          3.8%
Engineering & Construction               --            --            --            --           0.0%^         0.9%
Entertainment                            --            --            --            --           0.1%          1.0%
Environmental Control                   0.6%          0.9%           --            --           0.2%          0.7%
Food                                     --            --           2.7%          2.8%          1.7%          0.5%
Food Service                             --            --            --            --            --            --
Forest Products & Paper                  --            --            --           0.9%          0.6%           --
Gas                                      --            --            --            --           0.2%           --
Hand/Machine Tools                       --            --            --           0.5%          0.1%          0.1%
Healthcare--Products                    6.0%          5.5%          2.3%          3.7%          3.4%          2.7%
Healthcare--Services                    2.9%          3.4%          2.9%          2.4%          1.2%          1.3%
Holding Companies-Diversified            --            --            --            --            --            --
Home Builders                           0.7%          3.0%          1.4%           --           0.1%           --
Home Furnishings                        0.6%           --            --            --           0.1%          2.7%
Household Products/Wares                1.7%           --            --           0.8%          0.3%          0.2%
Housewares                               --            --            --            --           0.1%          0.6%
Insurance                               1.3%          1.7%          1.2%          5.8%          4.8%          0.3%
Internet                                4.9%          1.7%           --           0.3%          0.8%          3.4%
Investment Companies                    0.6%           --            --            --            --            --
Iron/Steel                               --            --            --            --           0.1%          2.7%
Leisure Time                            0.9%           --           1.1%          0.4%          0.5%          1.0%
Lodging                                 0.6%           --            --            --           0.3%          0.5%
Machinery--Construction
   & Mining                             0.5%           --            --            --           0.3%           --
Machinery--Diversified                  0.6%           --           2.1%           --           0.3%          0.6%
Media                                   0.4%          1.4%          4.4%          1.9%          3.6%           --
Metal Fabricate/Hardware                 --            --            --            --         0.0%^           0.6%
Metal Fabrication                        --            --            --            --            --            --
Mining                                   --            --            --           0.2%          0.6%          2.4%
Miscellaneous Manufacturing             1.9%          2.6%          6.8%          4.8%          5.4%          1.7%
Office Furnishings                       --            --            --           0.4%           --            --
Office/Business Equipment                --            --            --            --           0.2%           --
Oil & Gas                               2.4%          2.8%          1.5%          6.3%          5.0%          2.0%
Oil & Gas Services                      0.8%          1.6%          1.5%          0.4%          0.6%          3.5%
Packaging & Containers                   --            --            --            --           0.1%           --
Pharmaceuticals                         8.7%          9.1%          2.9%          6.1%          7.1%          2.4%
Pipelines                                --            --            --            --           0.2%          0.4%
Real Estate                              --            --            --            --            --            --
REITS                                    --            --            --            --           0.4%          1.4%
Retail                                  7.4%         10.8%         10.2%          7.2%          6.6%          6.4%
Savings & Loans                         0.9%           --            --            --           0.5%           --
Semiconductors                          8.7%          9.1%         19.7%          4.3%          4.0%          1.0%
Software                                7.5%          5.8%          3.1%          5.9%          4.8%          1.1%
Sovereign                               1.6%          2.1%          1.1%          1.9%          2.6%           --
Storage/Warehousing                      --            --            --            --            --           0.5%
Telecommunications                      4.6%          1.8%           --           5.3%          4.9%          4.3%
Textiles                                 --           1.2%          1.5%           --           0.1%          0.8%
Toys/Games/Hobbies                      1.0%          0.9%           --           0.4%          0.1%           --
Transportation                          1.9%           --            --           0.4%          1.3%          2.6%
Water                                    --            --            --            --            --            --


                                                             DISCIPLINED                 LIFEMODEL
                                   SMALL CAP   MULTI CAP      LARGE CAP     LIFEMODEL    MODERATELY     LIFEMODEL
                                     VALUE       VALUE          VALUE       AGGRESSIVE   AGGRESSIVE     MODERATE
                                     FUND        FUND           FUND          FUND SM       FUND SM      FUND SM
                                   --------    ----------     ---------      --------     ---------     ---------
Advertising                              --            --            --            --            --            --
Aerospace/Defense                        --           1.4%          3.2%           --            --            --
Agriculture                             0.9%           --            --            --            --            --
Airlines                                 --            --            --            --            --            --
Apparel                                 3.2%           --            --            --            --            --
Auto Manufacturers                       --           0.3%          2.3%           --            --            --
Auto Parts & Equipment                  1.0%          1.9%           --            --            --            --
Banks                                   2.9%          1.7%          6.5%           --            --            --
Beverages                               1.7%           --            --            --            --            --
Biotechnology                            --           2.1%           --            --            --            --
Building Materials                      1.4%          0.7%          1.6%           --            --            --
Cash Equivalents                         --          11.6%          5.7%           --            --            --
Chemicals                               4.7%           --           4.3%           --            --            --
Closed-end Funds                         --           0.8%           --            --            --            --
Commercial Services                     4.2%           --            --            --            --            --
Computers                               3.5%          4.3%          3.4%           --            --            --
Cosmetics/Personal Care                 0.7%          0.9%           --            --            --            --
Distribution/Wholesale                   --            --           0.9%           --            --            --
Diversified Financial Services          5.8%         15.8%          7.7%           --            --            --
Electric                                2.7%          2.2%          4.5%           --            --            --
Electrical Components
   & Equipment                          1.1%          0.5%           --            --            --            --
Electronics                             2.2%          3.2%          2.9%           --            --            --
Engineering & Construction              1.1%           --            --            --            --            --
Entertainment                           0.6%           --            --            --            --            --
Environmental Control                    --           0.8%           --            --            --            --
Food                                    0.8%          4.8%          3.5%           --            --            --
Food Service                             --            --            --            --            --            --
Forest Products & Paper                  --           0.4%          4.3%           --            --            --
Gas                                     1.1%           --            --            --            --            --
Hand/Machine Tools                       --           1.2%           --            --            --            --
Healthcare--Products                    2.5%          1.7%           --            --            --            --
Healthcare--Services                    3.6%          2.6%          1.2%           --            --            --
Holding Companies-Diversified            --            --            --            --            --            --
Home Builders                            --            --            --            --            --            --
Home Furnishings                        1.4%          2.2%           --            --            --            --
Household Products/Wares                0.9%           --            --            --            --            --
Housewares                               --           1.0%          0.8%           --            --            --
Insurance                               4.7%          4.0%          6.7%           --            --            --
Internet                                0.4%           --            --            --            --            --
Investment Companies                     --           1.1%           --          99.6%         99.7%         99.9%
Iron/Steel                              0.6%          0.2%           --            --            --            --
Leisure Time                             --           1.1%          4.8%           --            --            --
Lodging                                 0.8%          0.6%           --            --            --            --
Machinery--Construction
   & Mining                              --            --           2.8%           --            --            --
Machinery--Diversified                  3.1%          1.1%           --            --            --            --
Media                                    --           2.5%          2.5%           --            --            --
Metal Fabricate/Hardware                0.3%           --            --            --            --            --
Metal Fabrication                        --            --            --            --            --            --
Mining                                  3.7%           --            --            --            --            --
Miscellaneous Manufacturing             1.8%          2.8%          3.7%           --            --            --
Office Furnishings                       --            --            --            --            --            --
Office/Business Equipment                --            --            --            --            --            --
Oil & Gas                               4.8%          7.9%         10.1%           --            --            --
Oil & Gas Services                      3.2%          1.5%          2.0%           --            --            --
Packaging & Containers                   --            --            --            --            --            --
Pharmaceuticals                         0.8%          4.2%          4.6%           --            --            --
Pipelines                                --            --            --            --            --            --
Real Estate                              --            --            --            --            --            --
REITS                                   4.4%          0.8%          0.6%           --            --            --
Retail                                  5.9%          8.2%          6.1%           --            --            --
Savings & Loans                         2.3%           --            --            --            --            --
Semiconductors                          3.0%          1.9%          2.2%           --            --            --
Software                                2.0%          1.9%           --            --            --            --
Sovereign                               4.3%           --           4.1%           --            --            --
Storage/Warehousing                      --            --            --            --            --            --
Telecommunications                      3.2%          7.9%          3.0%           --            --            --
Textiles                                1.0%           --            --            --            --            --
Toys/Games/Hobbies                       --            --            --            --            --            --
Transportation                          2.2%          2.1%           --            --            --            --
Water                                    --            --            --            --            --            --





                                                                FITH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                     JANUARY 31, 2004(UNAUDITED)
--------------------------------------------------------------------------------

                                   LIFEMODEL
                                  MODERATELY    LIFEMODEL      SELECT                   INTERNATIONAL
                                 CONSERVATIVE CONSERVATIVE      STOCK       TECHNOLOGY     EQUITY
                                    FUND SM       FUND SM       FUND           FUND         FUND
                                   --------    ----------     ---------      --------     ---------
Advertising                              --            --            --            --           0.2%
Aerospace/Defense                        --            --           2.7%           --           0.5%
Agriculture                              --            --            --            --           0.6%
Airlines                                 --            --            --            --           0.3%
Apparel                                  --            --            --            --           0.1%
Auto Manufacturers                       --            --            --            --           3.5%
Auto Parts & Equipment                   --            --            --            --           0.5%
Banks                                    --            --            --            --          14.5%
Beverages                                --            --            --            --           0.9%
Biotechnology                            --            --           3.0%          1.0%          0.0%^
Building Materials                       --            --            --            --           1.5%
Cash Equivalents                         --            --            --          19.3%         17.2%
Chemicals                                --            --           1.0%           --           2.6%
Closed-end Funds                         --            --            --            --            --
Commercial Services                      --            --           5.9%           --           0.9%
Computers                                --            --           5.3%          8.0%          0.4%
Cosmetics/Personal Care                  --            --            --            --           0.5%
Distribution/Wholesale                   --            --            --            --           0.7%
Diversified Financial Services           --            --           7.8%          1.9%          1.2%
Electric                                 --            --            --            --           3.2%
Electrical Components
   & Equipment                           --            --            --            --           1.1%
Electronics                              --            --           9.6%         15.8%          1.5%
Engineering & Construction               --            --            --            --           1.2%
Entertainment                            --            --            --            --           0.2%
Environmental Control                    --            --            --            --           0.0%^
Food                                     --            --            --            --           3.1%
Food Service                             --            --            --            --           0.2%
Forest Products & Paper                  --            --            --            --           0.6%
Gas                                      --            --            --            --           0.6%
Hand/Machine Tools                       --            --            --            --           0.7%
Healthcare--Products                     --            --           3.4%           --           0.4%
Healthcare--Services                     --            --           3.6%           --            --
Holding Companies-Diversified            --            --            --            --           0.6%
Home Builders                            --            --           2.9%           --           0.3%
Home Furnishings                         --            --            --            --           1.1%
Household Products/Wares                 --            --            --            --           0.2%
Housewares                               --            --            --            --           0.1%
Insurance                                --            --            --            --           3.2%
Internet                                 --            --            --           7.3%          0.2%
Investment Companies                   99.9%         99.9%           --            --           3.9%
Iron/Steel                               --            --            --            --           0.6%
Leisure Time                             --            --            --            --           0.2%
Lodging                                  --            --            --            --           0.2%
Machinery--Construction
   & Mining                              --            --            --            --           0.2%
Machinery--Diversified                   --            --           4.1%           --           0.2%
Media                                    --            --           5.0%          2.7%          2.0%
Metal Fabricate/Hardware                 --            --            --            --           0.2%
Metal Fabrication                        --            --            --            --           0.0%^
Mining                                   --            --           3.8%           --           1.6%
Miscellaneous Manufacturing              --            --           4.3%           --           2.0%
Office Furnishings                       --            --            --            --           0.0%^
Office/Business Equipment                --            --            --            --           0.6%
Oil & Gas                                --            --            --            --           8.1%
Oil & Gas Services                       --            --            --            --            --
Packaging & Containers                   --            --            --            --           0.1%
Pharmaceuticals                          --            --           5.8%          0.7%          7.0%
Pipelines                                --            --            --            --            --
Real Estate                              --            --            --            --           0.7%
REITS                                    --            --            --            --            --
Retail                                   --            --           7.1%           --           1.4%
Savings & Loans                          --            --            --            --            --
Semiconductors                           --            --          18.0%         31.7%          0.2%
Software                                 --            --            --           3.8%          0.6%
Sovereign                                --            --           3.3%          1.1%           --
Storage/Warehousing                      --            --            --            --           0.0%^
Telecommunications                       --            --           2.2%         26.8%          7.6%
Textiles                                 --            --            --            --           0.2%
Toys/Games/Hobbies                       --            --            --            --           0.2%
Transportation                           --            --            --            --           1.3%
Water                                    --            --            --            --           0.2%


______________
^ Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                  88-89 Spread

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of January 31, 2004, were as follows:
                                                       STRATEGIC
                                         BALANCED        INCOME
                                           FUND           FUND
                                         ---------     ---------
Advertising                                  2.1%          --
Aerospace/Defense                            0.9%          --
Auto Manufacturers                           0.6%          --
Automobile ABS                               3.5%          --
Banks                                        7.1%        13.4%
Beverages                                    1.6%         0.6%
Cash Equivalents                             7.8%          --
Chemicals                                    1.7%         0.2%
Closed-end Funds                              --          8.9%
Commercial MBS                               1.2%          --
Computers                                    6.1%          --
Cosmetics/Personal Care                      0.9%         0.6%
Credit Card ABS                              1.3%         0.3%
Distribution/Wholesale                       1.0%          --
Diversified Financial Services              10.3%        22.6%
Electric                                     1.1%         6.1%
Electrical Components & Equipment            2.5%          --
Electronics                                  1.2%          --
Entertainment                                 --          0.6%
Food                                          --          2.5%
Gas                                           --          1.0%
Healthcare-Products                          3.0%          --
Home Furnishings                              --          0.3%

                                                       STRATEGIC
                                         BALANCED        INCOME
                                           FUND           FUND
                                         ---------     ---------
Insurance                                    3.6%         6.3%
Internet                                     2.3%          --
Investment Companies                          --          0.2%
Machinery-Diversified                        2.2%          --
Media                                        1.8%         1.0%
Mining                                       1.7%          --
Miscellaneous Manufacturing                  2.0%         1.1%
Oil & Gas                                    3.4%          --
Oil & Gas Services                           0.6%          --
Other ABS                                    1.6%          --
Pharmaceuticals                              4.7%         1.6%
Pipelines                                    0.1%         0.6%
Regional (state/provnc)                      0.3%          --
REITS                                         --         14.9%
Retail                                       5.3%         2.0%
Savings & Loans                              0.3%         1.3%
Semiconductors                               2.3%          --
Software                                     2.0%          --
Sovereign                                   22.6%         6.0%
Telecommunications                           2.5%         4.2%
TRAINS                                       2.2%         0.3%
Transportation                               0.3%         0.3%
WL Collateral CMO                             --          3.1%

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of January 31, 2004, were as follows:

                                                                       U. S.
                                          INTERMEDIATE  SHORT TERM  GOVERNMENT
                                   BOND      BOND          BOND        BOND
                                   FUND      FUND          FUND        FUND
                                  ------    ------        ------      ------
Aerospace/Defense                  0.6%       --            --          --
Auto Manufacturers                 1.3%      1.5%           --          --
Automobile ABS                     5.3%      4.7%          9.9%         --
Banks                              8.3%     12.7%         18.5          --
Building Materials                  --       0.1%           --
Cash Equivalents                   9.4%     29.2%         28.7          --
Chemicals                          4.0%      1.2%          0.5%         --
Commercial MBS                     1.3%      5.2%           --          --
Commercial Services                0.6%      0.7%           --          --
Computers                          0.8%       --           1.0%         --
Credit Card ABS                    6.8%      0.5%          4.2%         --
Diversified Financial Services    17.2%     20.8%          8.6%         --
Electric                           1.9%      3.7%          1.2%         --
Food                                --       1.2%           --          --
Forest Products & paper             --       0.3%           --          --
Gas                                 --       0.2%          0.2%         --
General Obligation                 0.8%       --            --          --
Healthcare-Products                 --       0.3%           --          --
Insurance                          0.3%       --           2.4%         --
Media                              3.2%      1.6%          0.6%         --
Miscellaneous Manufacturing         --       0.6%          0.2%         --
Oil & Gas                          1.2%      2.1%          1.3%         --
Other ABS                          3.2%      0.2%          0.8%         --
Pharmaceuticals                     --       0.1%           --          --
Pipelines                          0.3%      0.2%           --          --
Regional(state/provnc)             1.7%       --           0.9%         --
Retail                             0.2%      0.8%           --          --
Savings & Loans                     --       1.1%          0.7%         --
Sovereign                         58.0%     36.2%         45.8        99.0%
Telecommunications                 4.5%      1.9%          0.9%         --
TRAINS                             2.6%      2.1%           --          --
WL Collateral CMO                  1.6%      0.4%          1.5%         --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of January 31, 2004, were as follows:

                                           INTERMEDIATE     OHIO      MICHIGAN
                                MUNICIPAL   MUNICIPAL     MUNICIPAL   MUNICIPAL
                                   BOND       BOND          BOND        BOND
                                   FUND       FUND          FUND        FUND
                                 --------   --------      --------    --------
Airport                           11.1%      10.5%           --         4.1%
Development                        1.8%       1.8%          2.2%        4.4%
Education                         12.1%       2.0%          0.6%         --
Facilities                          --        7.8%          8.7%       13.9%
General                            8.5%       3.5%          4.6%        6.0%
General Obligation                14.5%      18.8%         12.9%        4.1%
Higher Education                   3.8%       4.4%         17.9%        7.8%
Housing                            1.7%       2.1%          2.4%         --
Medical                            5.1%       4.8%         15.7%       13.0%
Nursing Homes                       --          --           --         1.0%
Pollution                           --        1.3%          7.6%        3.5%
Power                               --        5.2%          6.0%        1.6%
School District                   23.3%      16.5%          8.4%       24.5%
Single Family Housing              0.7%       1.3%          1.3%        3.2%
Sovereign                          1.4%       0.1%          3.6%        1.9%
Student Loan                       4.4%       3.7%           --         3.6%
Transportation                     8.7%       8.0%          5.3%        6.1%
Utilities                          1.8%       5.8%          1.8%         --
Water                               --        3.2%           --         2.7%

                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                     SMALL CAP        MID CAP          QUALITY         LARGE CAP
                                                                       GROWTH          GROWTH           GROWTH            CORE
                                                                       FUND             FUND             FUND             FUND
                                                                     ----------      ----------      ------------      ----------
  ASSETS:

  Investments, at cost                                               $  295,418      $  378,750      $  1,063,164      $  146,272
  Net unrealized appreciation                                            89,662          97,174           219,310           9,627
                                                                     ----------      ----------      ------------      ----------
  Investments, at value                                                 385,080         475,924         1,282,474         155,899
  Repurchase agreements, at cost                                             --              --                --              --
                                                                     ----------      ----------      ------------      ----------
        Total Investments                                               385,080         475,924         1,282,474         155,899
  Cash                                                                       --              --                --              --
  Interest, dividends and other receivables                                  35              75               425             163
  Receivable for investments sold                                        10,095              --                --              --
  Receivable for Fund shares sold                                            29             261               204               1
  Receivable from Advisor and affiliates                                     --              --                --               3
  Prepaid expenses and other assets                                          25              31                48              11
                                                                     ----------      ----------      ------------      ----------
        Total Assets                                                    395,264         476,291         1,283,151         156,077
                                                                     ----------      ----------      ------------      ----------
  LIABILITIES:
  Payable for investments purchased                                      11,874              --                --              --
  Payable for securities loaned                                          35,064          49,667            85,938           6,269
  Payable for Fund shares redeemed                                            8              38               346              32
  Payable for variation margin on futures contracts                          --              --                --               1
  Accrued expenses and other payables:
        Payable to Advisor and affiliates                                   221             304               845              95
        Distribution and administrative services fees                         9              20                85               7
        Other                                                                40              16                33              36
                                                                     ----------      ----------      ------------      ----------
        Total Liabilities                                                47,216          50,045            87,247           6,440
                                                                     ----------      ----------      ------------      ----------
  NET ASSETS:
  Paid-in Capital                                                       195,837         378,308         1,115,370         181,631
  Accumulated net investment income (loss)                               (1,382)         (1,561)           (1,656)             15
  Accumulated net realized gain/(loss) from investment
        transactions, option contracts and futures                       63,931         (47,675)         (137,120)        (41,688)
  Net unrealized appreciation on investments and futures                 89,662          97,174           219,310           9,679
                                                                     ----------      ----------      ------------      ----------
        Net Assets                                                   $  348,048      $  426,246      $  1,195,904      $  149,637
                                                                     ==========      ==========      ============      ==========
  Market value of securities loaned                                  $   34,075      $   48,266      $     83,513      $    6,092
                                                                     ==========      ==========      ============      ==========
  Net Assets:
        Institutional Shares                                         $  312,805      $  361,832      $    899,413      $  120,893
        Class A Shares                                                   31,314          54,760           259,983          27,905
        Class B Shares                                                    1,876           6,990            24,149             772
        Class C Shares                                                      955           1,830             9,292              67
        Advisor Shares                                                    1,098             834             3,067              NA
        Select Shares                                                        NA              NA                NA              NA
        Preferred Shares                                                     NA              NA                NA              NA
        Trust Shares                                                         NA              NA                NA              NA
                                                                     ----------      ----------      ------------      ----------
        Total                                                        $  348,048      $  426,246      $  1,195,904      $  149,637
                                                                     ==========      ==========      ============      ==========
  Shares of Beneficial Interest Outstanding
  (Unlimited number of shares authorized, no par value):
        Institutional Shares                                             17,824          26,088            55,194           8,944
        Class A Shares                                                    1,817           4,018            16,193           2,091
        Class B Shares                                                      110             525             1,541              58
        Class C Shares                                                       56             143               608               5
        Advisor Shares                                                       63              61               192              NA
        Select Shares                                                        NA              NA                NA              NA
        Preferred Shares                                                     NA              NA                NA              NA
        Trust Shares                                                         NA              NA                NA              NA
                                                                     ----------      ----------      ------------      ----------
        Total                                                            19,870          30,835            73,728          11,098
                                                                     ==========      ==========      ============      ==========
  Net Asset Value
        Institutional Shares                                         $    17.55      $    13.87      $      16.30      $    13.52
                                                                     ==========      ==========      ============      ==========
        Class A Shares-redemption price per share                    $    17.23      $    13.63      $      16.06      $    13.35
                                                                     ==========      ==========      ============      ==========
        Class B Shares-offering price per share*                     $    17.11      $    13.31      $      15.68      $    13.41
                                                                     ==========      ==========      ============      ==========
        Class C Shares-offering price per share*                     $    17.12      $    12.83      $      15.27      $    13.40
                                                                     ==========      ==========      ============      ==========
        Advisor Shares                                               $    17.33      $    13.57      $      15.97              NA
                                                                     ==========      ==========      ============      ==========
        Select Shares                                                        NA              NA                NA              NA
                                                                     ==========      ==========      ============      ==========
        Preferred Shares                                                     NA              NA                NA              NA
                                                                     ==========      ==========      ============      ==========
        Trust Shares                                                         NA              NA                NA              NA
                                                                     ==========      ==========      ============      ==========
  Maximum sales charge-Class A Shares                                      5.00%           5.00%             5.00%           5.00%
  Maximum Offering Price (100%/(100%-Maximum sales charge)
        of net asset value adjusted to the nearest cent) per share
        (Class A Shares)                                             $    18.14      $    14.35      $      16.91      $    14.05
                                                                     ==========      ==========      ============      ==========




                                                                      EQUITY                          MICRO CAP      SMALL CAP
                                                                       INDEX          BALANCED          VALUE          VALUE
                                                                       FUND             FUND             FUND           FUND
                                                                     ----------      ----------      ----------      ---------
  ASSETS:

  Investments, at cost                                               $  306,129      $  275,359      $  147,951      $  71,128
  Net unrealized appreciation                                           248,880          20,333          74,444         14,737
                                                                     ----------      ----------      ----------      ---------
  Investments, at value                                                 555,009         295,692         222,395         85,865
  Repurchase agreements, at cost                                             --              --          58,527          3,368
                                                                     ----------      ----------      ----------      ---------
        Total Investments                                               555,009         295,692         280,922         89,233
  Cash                                                                       --              --              --^             1
  Interest, dividends and other receivables                                 587             774              67             50
  Receivable for investments sold                                            --           3,223             616            924
  Receivable for Fund shares sold                                            61              10              --            277
  Receivable from Advisor and affiliates                                     12              --              --             19
  Prepaid expenses and other assets                                          44              28              41             12
                                                                     ----------      ----------      ----------      ---------
        Total Assets                                                    555,713         299,727         281,646         90,516
                                                                     ----------      ----------      ----------      ---------
  LIABILITIES:
  Payable for investments purchased                                          --          23,318           1,257          1,290
  Payable for securities loaned                                          26,533          19,897              --             --
  Payable for Fund shares redeemed                                           17             333             429             --
  Payable for variation margin on futures contracts                           4              --              --             --
  Accrued expenses and other payables:
        Payable to Advisor and affiliates                                    56             185             240             80
        Distribution and administrative services fees                        59              36              32              1
        Other                                                                21              12              10             11
                                                                     ----------      ----------      ----------      ---------
        Total Liabilities                                                26,690          43,781           1,968          1,382
                                                                     ----------      ----------      ----------      ---------
  NET ASSETS:
  Paid-in Capital                                                       313,393         301,362         200,498         70,121
  Accumulated net investment income (loss)                                  341             (85)            (68)           (31)
  Accumulated net realized gain/(loss) from investment
        transactions, option contracts and futures                      (34,133)        (65,664)          4,804          4,307
  Net unrealized appreciation on investments and futures                249,422          20,333          74,444         14,737
                                                                     ----------      ----------      ----------      ---------
        Net Assets                                                   $  529,023      $  255,946      $  279,678      $  89,134
                                                                     ==========      ==========      ==========      =========
  Market value of securities loaned                                  $   25,784      $   19,335      $       --      $      --
                                                                     ==========      ==========      ==========      =========
  Net Assets:
        Institutional Shares                                         $  197,653      $  149,657      $  172,823      $  86,794
        Class A Shares                                                   73,342          85,708          48,055          1,031
        Class B Shares                                                    3,497          14,399           7,375            206
        Class C Shares                                                    1,894           6,009           4,635            446
        Advisor Shares                                                      734             173          46,790            657
        Select Shares                                                    10,737              NA              NA             NA
        Preferred Shares                                                149,448              NA              NA             NA
        Trust Shares                                                     91,718              NA              NA             NA
                                                                     ----------      ----------      ----------      ---------
        Total                                                        $  529,023      $  255,946      $  279,678      $  89,134
                                                                     ==========      ==========      ==========      =========
  Shares of Beneficial Interest Outstanding
  (Unlimited number of shares authorized, no par value):
        Institutional Shares                                              9,163          12,146          16,874          4,302
        Class A Shares                                                    3,411           6,997           4,768             51
        Class B Shares                                                      164           1,189             745             10
        Class C Shares                                                       89             497             468             22
        Advisor Shares                                                       34              14           4,666             33
        Select Shares                                                       498              NA              NA             NA
        Preferred Shares                                                  6,930              NA              NA             NA
        Trust Shares                                                      4,253              NA              NA             NA
                                                                     ----------      ----------      ----------      ---------
        Total                                                            24,542          20,843          27,521          4,418
                                                                     ==========      ==========      ==========      =========
  Net Asset Value
        Institutional Shares                                         $    21.57      $    12.32      $    10.24      $   20.18
                                                                     ==========      ==========      ==========      =========
        Class A Shares-redemption price per share                    $    21.50      $    12.25      $    10.08      $   20.15
                                                                     ==========      ==========      ==========      =========
        Class B Shares-offering price per share*                     $    21.39      $    12.11      $     9.90      $   20.03
                                                                     ==========      ==========      ==========      =========
        Class C Shares-offering price per share*                     $    21.39      $    12.09      $     9.90      $   20.00
                                                                     ==========      ==========      ==========      =========
        Advisor Shares                                               $    21.49      $    12.22      $    10.03      $   20.11
                                                                     ==========      ==========      ==========      =========
        Select Shares                                                $    21.56              NA              NA             NA
                                                                     ==========      ==========      ==========      =========
        Preferred Shares                                             $    21.57              NA              NA             NA
                                                                     ==========      ==========      ==========      =========
        Trust Shares                                                 $    21.56              NA              NA             NA
                                                                     ==========      ==========      ==========      =========
  Maximum sales charge-Class A Shares                                      5.00%           5.00%          5.00%           5.00%
  Maximum Offering Price (100%/(100%-Maximum sales charge)
        of net asset value adjusted to the nearest cent) per share
        (Class A Shares)                                             $    22.63      $    12.89      $   10.61      $    21.21
                                                                     ==========      ==========      ==========      =========




                                                                FITH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                     JANUARY 31, 2004(UNAUDITED)
                                  (AMOUNT IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                                                    DISCIPLINED
                                                                     MULTI CAP       LARGE CAP        LIFEMODEL
                                                                       VALUE           VALUE          AGGRESSIVE
                                                                       FUND            FUND             FUND SM
                                                                     ----------      ---------       -----------
ASSETS:
Investments, at cost                                                 $   241,104    $   404,571      $    60,048
Net unrealized appreciation                                               86,418         99,858           14,721
                                                                     -----------    -----------      -----------
Investments, at value                                                    327,522        504,429           74,769
Repurchase agreements, at cost                                            35,819             --               --
                                                                     -----------    -----------      -----------
      Total Investments                                                  363,341        504,429           74,769#
Cash                                                                           1             --               --
Interest, dividends and other receivables                                    214            734                1
Receivable for investments sold                                               --             --               --
Receivable for Fund shares sold                                              367             21              266
Receivable from Advisor and affiliates                                        --             --                3
Prepaid expenses and other assets                                             18             31               13
                                                                     -----------    -----------      -----------
      Total Assets                                                       363,941        505,215           75,052
                                                                     -----------    -----------      -----------
LIABILITIES:
Payable for investments purchased                                             --             --               --
Payable for securities loaned                                             37,757         27,030
Payable for Fund shares redeemed                                             214             44                1
Payable for variation margin on futures contracts                             --             --               --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                      283            337                4
      Distribution and administrative services fees                           43             11               14
      Other                                                                   11             17               --
                                                                     -----------    -----------      -----------
      Total Liabilities                                                   38,308         27,439               19
                                                                     -----------    -----------      -----------
NET ASSETS:
Paid-in Capital                                                          233,987        373,512           59,614
Accumulated net investment income (loss)                                    (102)           103              (14)
Accumulated net realized gain/(loss) from investment
      transactions, option contracts and futures                           5,330          4,303              712
Net unrealized appreciation on investments and futures                    86,418         99,858           14,721
                                                                     -----------    -----------      -----------
      Net Assets                                                     $   325,633    $   477,776      $    75,033
                                                                     ===========    ===========      ===========
Market value of securities loaned                                    $    36,692    $    26,267      $        --
                                                                     ===========    ===========      ===========
Net Assets:
      Institutional Shares                                           $   229,767    $   449,723      $    36,114
      Class A Shares                                                      30,957         22,340           28,361
      Class B Shares                                                      17,901          4,195            8,780
      Class C Shares                                                       3,275          1,518            1,778
      Advisor Shares                                                      43,733             NA               NA
      Select Shares                                                           NA             NA               NA
      Preferred Shares                                                        NA             NA               NA
      Trust Shares                                                            NA             NA               NA
                                                                     -----------    -----------      -----------
      Total                                                          $   325,633    $   477,776      $    75,033
                                                                     ===========    ===========      ===========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                                 9,801         33,671            2,767
      Class A Shares                                                       1,333          1,676            2,179
      Class B Shares                                                         783            312              680
      Class C Shares                                                         143            115              138
      Advisor Shares                                                       1,887             NA               NA
      Select Shares                                                           NA             NA               NA
      Preferred Shares                                                        NA             NA               NA
      Trust Shares                                                            NA             NA               NA
                                                                     -----------    -----------      -----------
      Total                                                               13,947         35,774            5,764
                                                                     ===========    ===========      ===========
Net Asset Value
      Institutional Shares                                           $     23.44    $     13.36      $     13.05
                                                                     ===========    ===========      ===========
      Class A Shares-redemption price per share                      $     23.23    $     13.33      $     13.02
                                                                     ===========    ===========      ===========
      Class B Shares-offering price per share*                       $     22.87    $     13.45      $     12.90
                                                                     ===========    ===========      ===========
      Class C Shares-offering price per share*                       $     22.85    $     13.24      $     12.90
                                                                     ===========    ===========      ===========
      Advisor Shares                                                 $     23.17             NA               NA
                                                                     ===========    ===========      ===========
      Select Shares                                                           NA             NA               NA
                                                                     ===========    ===========      ===========
      Preferred Shares                                                        NA             NA               NA
                                                                     ===========    ===========      ===========
      Trust Shares                                                            NA             NA               NA
                                                                     ===========    ===========      ===========
Maximum sales charge-Class A Shares                                         5.00%          5.00%            5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent) per share
      (Class A Shares)                                               $     24.45    $     14.03      $     13.71
                                                                     ===========    ===========      ===========

______________________
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
#  Represents investments in affiliates.

                       SEE NOTES TO FINANCIAL STATEMENTS


                                 92 - 93 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                             LIFEMODEL                    LIFEMODEL
                                                                            MODERATELY     LIFEMODEL      MODERATELY    LIFEMODEL
                                                                            AGGRESSIVE      MODERATE    CONSERVATIVE  CONSERVATIVE
                                                                             FUND SM        FUND SM        FUND SM      FUND SM
                                                                            ----------     ----------     ----------  -----------
ASSETS:
Investments, at cost                                                        $  143,985     $  162,571     $   82,033   $   44,049
Net unrealized appreciation/(depreciation)                                      26,990         20,798          9,353        2,772
                                                                            ----------     ----------     ----------   ----------
Investments, at value                                                          170,975        183,369         91,386       46,821
Repurchase agreements, at cost                                                      --             --             --           --
                                                                            ----------     ----------     ----------   ----------
    Total Investments                                                          170,975#       183,369#        91,386#      46,821#
Cash                                                                                --^            --             --^          --^
Foreign currency, at value
    (cost $0, $0, $0, $0, $0, $0, $0, $522, $0, $0 and $0, respectively)            --             --             --           --
Interest, dividends and other receivables                                            1              2              1           --^
Receivable for investments sold                                                     --             --             --           --
Receivable for Fund shares sold                                                    538            459            108           62
Receivable for forward foreign currency contracts                                   --             --             --           --
Reclaims receivable                                                                 --             --             --           --
Receivable from Advisor and affiliates                                               6              6              4            3
Prepaid expenses and other assets                                                   23             17             11           12
                                                                            ----------     ----------     ----------   ----------
    Total Assets                                                               171,543        183,853         91,510       46,898
                                                                            ----------     ----------     ----------   ----------
LIABILITIES:
Payable to Custodian                                                                --             --^            --           --
Distributions payable                                                               --             --             --           --
Payable for investments purchased                                                   --             --             --           --
Payable for securities loaned                                                       --             --             --           --
Payable for Fund shares redeemed                                                    73            194             28            7
Payable for forward foreign currency contracts                                      --             --             --           --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                                9             10              5            3
    Distribution and administrative services fees                                   42             42             23           18
    Other                                                                           --             --             --           --
                                                                            ----------     ----------     ----------   ----------
    Total Liabilities                                                              124            246             56           28
                                                                            ----------     ----------     ----------   ----------
NET ASSETS:
Paid-in Capital                                                                143,211        161,827         81,552       43,872
Accumulated net investment income (loss)                                            50            152             93           72
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                                   1,168            830            456          154
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                                26,990         20,798          9,353        2,772
                                                                            ----------     ----------     ----------   ----------
    Net Assets                                                              $  171,419     $  183,607     $   91,454   $   46,870
                                                                            ==========     ==========     ==========   ==========
Market value of securities loaned                                           $       --     $       --     $       --   $       --
                                                                            ==========     ==========     ==========   ==========
Net Assets:
    Institutional Shares                                                    $   62,811     $   75,394     $   37,014   $   12,693
    Class A Shares                                                              75,972         75,383         35,487       17,532
    Class B Shares                                                              28,054         28,172         16,511       11,736
    Class C Shares                                                               4,582          4,658          2,442        4,909
    Advisor Shares                                                                  NA             NA             NA           NA
                                                                            ----------     ----------     ----------   ----------
    Total                                                                   $  171,419     $  183,607     $   91,454   $   46,870
                                                                            ==========     ==========     ==========   ==========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
    Institutional Shares                                                         4,838          6,337          3,277        1,160
    Class A Shares                                                               5,860          6,342          3,147        1,605
    Class B Shares                                                               2,171          2,378          1,469        1,077
    Class C Shares                                                                 355            393            217          450
    Advisor Shares                                                                  NA             NA             NA           NA
                                                                            ----------     ----------     ----------   ----------
    Total                                                                       13,224         15,450          8,110        4,292
                                                                            ==========     ==========     ==========   ==========
Net Asset Value
    Institutional Shares                                                    $    12.98     $    11.90     $    11.29   $    10.94
                                                                            ==========     ==========     ==========   ==========
    Class A Shares-redemption price per share                               $    12.97     $    11.89     $    11.28   $    10.92
                                                                            ==========     ==========     ==========   ==========
    Class B Shares-offering price per share*                                $    12.92     $    11.85     $    11.24   $    10.90
                                                                            ==========     ==========     ==========   ==========
    Class C Shares-offering price per share*                                $    12.91     $    11.85     $    11.25   $    10.90
                                                                            ==========     ==========     ==========   ==========
    Advisor Shares                                                                  NA             NA             NA           NA
                                                                            ==========     ==========     ==========   ==========
Maximum sales charge-Class A Shares                                              5.00%          5.00%          5.00%        5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                        $    13.65     $    12.52     $    11.87   $    11.49
                                                                            ==========     ==========     ==========   ==========




                                                                            STRATEGIC        SELECT
                                                                             INCOME          STOCK         TECHNOLOGY
                                                                               FUND           FUND            FUND
                                                                            ----------     ----------      ----------
ASSETS:
Investments, at cost                                                        $  170,823     $   20,194      $   61,235
Net unrealized appreciation/(depreciation)                                       9,484          3,303          15,481
                                                                            ----------     ----------      ----------
Investments, at value                                                          180,307         23,497          76,716
Repurchase agreements, at cost                                                      --             --              --
                                                                            ----------     ----------      ----------
    Total Investments                                                          180,307         23,497          76,716
Cash                                                                                --             --              --
Foreign currency, at value
    (cost $0, $0, $0, $0, $0, $0, $0, $522, $0, $0 and $0, respectively)            --             --              --
Interest, dividends and other receivables                                          927              9               5
Receivable for investments sold                                                      7             --             658
Receivable for Fund shares sold                                                    227            256              70
Receivable for forward foreign currency contracts                                   --             --              --
Reclaims receivable                                                                 --             --              --
Receivable from Advisor and affiliates                                              --              1               3
Prepaid expenses and other assets                                                   20             26              24
                                                                            ----------     ----------      ----------
    Total Assets                                                               181,488         23,789          77,476
                                                                            ----------     ----------      ----------
LIABILITIES:
Payable to Custodian                                                                --             --              --
Distributions payable                                                              605             --              --
Payable for investments purchased                                                   --             --           1,172
Payable for securities loaned                                                       --             --          12,311
Payable for Fund shares redeemed                                                    99              5              41
Payable for forward foreign currency contracts                                      --             --              --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                              156             17              54
    Distribution and administrative services fees                                   55              3               6
    Other                                                                            6              5               8
                                                                            ----------     ----------      ----------
    Total Liabilities                                                              921             30          13,592
                                                                            ----------     ----------      ----------
NET ASSETS:
Paid-in Capital                                                                172,514         39,081          98,327
Accumulated net investment income (loss)                                           (78)           (85)           (285)
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                                  (1,353)       (18,540)        (49,639)
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                                 9,484          3,303          15,481
                                                                            ----------     ----------      ----------
    Net Assets                                                              $  180,567     $   23,759      $   63,884
                                                                            ==========     ==========      ==========
Market value of securities loaned                                           $       --     $       --      $   11,963
                                                                            ==========     ==========      ==========
Net Assets:

    Institutional Shares                                                    $   94,810     $   11,298      $   47,782
    Class A Shares                                                                  NA         11,301          10,989
    Class B Shares                                                                  NA            462           1,966
    Class C Shares                                                              45,798            698           2,847
    Advisor Shares                                                              39,959             NA             300
                                                                            ----------     ----------      ----------
    Total                                                                   $  180,567     $   23,759      $   63,884
                                                                            ==========     ==========      ==========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):

    Institutional Shares                                                         8,262            540           4,013
    Class A Shares                                                                  NA            547             931
    Class B Shares                                                                  NA             23             171
    Class C Shares                                                               4,024             35             248
    Advisor Shares                                                               3,492             NA              26
                                                                            ----------     ----------      ----------
    Total                                                                       15,778          1,145           5,389
                                                                            ==========     ==========      ==========
Net Asset Value
    Institutional Shares                                                    $    11.48     $    20.93      $    11.91
                                                                            ==========     ==========      ==========
    Class A Shares-redemption price per share                                       NA     $    20.64      $    11.80
                                                                            ==========     ==========      ==========
    Class B Shares-offering price per share*                                        NA     $    20.38      $    11.50
                                                                            ==========     ==========      ==========
    Class C Shares-offering price per share*                                $    11.38     $    19.83      $    11.47
                                                                            ==========     ==========      ==========
    Advisor Shares                                                          $    11.44             NA      $    11.72
                                                                            ==========     ==========      ==========
Maximum sales charge-Class A Shares                                                 NA          5.00%           5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                                NA     $    21.73      $    12.42
                                                                            ==========     ==========      ==========




                                                                FITH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                     JANUARY 31, 2004(UNAUDITED)
                                 (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                                        INTERNATIONAL                INTERMEDIATE    SHORT TERM
                                                                            EQUITY         BOND          BOND           BOND
                                                                            FUND           FUND          FUND           FUND
                                                                          ----------    ----------    -----------    ----------
ASSETS:
Investments, at cost                                                      $  421,080    $  412,341    $ 1,013,227    $  603,964
Net unrealized appreciation/(depreciation)                                    (7,222)        8,455         17,758         2,753
                                                                          ----------    ----------    -----------    ----------
Investments, at value                                                        413,858       420,796      1,030,985       606,717
Repurchase agreements, at cost                                                41,658            --             --            --
                                                                          ----------    ----------    -----------    ----------
    Total Investments                                                        455,516       420,796      1,030,985       606,717
Cash                                                                          13,762            --             --            --
Foreign currency, at value
    (cost $0, $0, $0, $0, $0, $0, $0, $522, $0, $0 and $0, respectively)         512            --             --            --
Interest, dividends and other receivables                                        183         1,789          8,432         3,933
Receivable for investments sold                                                  366           686          9,857            --
Receivable for Fund shares sold                                                   33            24             60            37
Receivable for forward foreign currency contracts                                947            --             --            --
Reclaims receivable                                                              300            --             --            --
Receivable from Advisor and affiliates                                             1             3              5             2
Prepaid expenses and other assets                                                 85            29             39            28
                                                                          ----------    ----------    -----------    ----------
    Total Assets                                                             471,705       423,327      1,049,378       610,717
                                                                          ----------    ----------    -----------    ----------
LIABILITIES:
Payable to Custodian                                                              --            --             --            26
Distributions payable                                                             --            --             --            --
Payable for investments purchased                                                 --        82,678         19,946            --
Payable for securities loaned                                                 33,285        29,152        232,654       136,197
Payable for Fund shares redeemed                                                  26            92            156            21
Payable for forward foreign currency contracts                                   967            --             --            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                            389           166            395           217
    Distribution and administrative services fees                                 12            12             15             4
    Other                                                                         10            25             46            21
                                                                          ----------    ----------    -----------    ----------
    Total Liabilities                                                         34,689       112,125        253,212       136,486
                                                                          ----------    ----------    -----------    ----------
NET ASSETS:
Paid-in Capital                                                              460,909       303,373        800,686       481,828
Accumulated net investment income (loss)                                      (1,662)       (1,366)        (2,254)       (3,059)
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                               (15,132)          740        (20,024)       (7,291)
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                              (7,099)        8,455         17,758         2,753
                                                                          ----------    ----------    -----------    ----------
    Net Assets                                                            $  437,016    $  311,202    $   796,166    $  474,231
                                                                          ==========    ==========    ===========    ==========
Market value of securities loaned                                         $   32,345    $   28,329    $   226,089    $  132,354
                                                                          ==========    ==========    ===========    ==========
Net Assets:
    Institutional Shares                                                  $  398,666    $  278,734    $   748,291    $  446,207
    Class A Shares                                                            23,676        24,453         41,028        27,746
    Class B Shares                                                               634         6,437          4,732            NA
    Class C Shares                                                               589           883          2,115           278
    Advisor Shares                                                            13,451           695             NA            NA
                                                                          ----------    ----------    -----------    ----------
    Total                                                                 $  437,016    $  311,202    $   796,166    $  474,231
                                                                          ==========    ==========    ===========    ==========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

    Institutional Shares                                                      42,088        27,319         73,606        45,872
    Class A Shares                                                             2,493         2,398          4,026         2,856
    Class B Shares                                                                67           631            467            NA
    Class C Shares                                                                64            87            208            29
    Advisor Shares                                                             1,418            68             NA            NA
                                                                          ----------    ----------    -----------    ----------
    Total                                                                     46,130        30,503         78,307        48,757
                                                                          ==========    ==========    ===========    ==========
Net Asset Value
    Institutional Shares                                                  $     9.47    $    10.20    $     10.17    $     9.73
                                                                          ==========    ==========    ===========    ==========
    Class A Shares-redemption price per share                             $     9.50    $    10.20    $     10.19    $     9.72
                                                                          ==========    ==========    ===========    ==========
    Class B Shares-offering price per share*                              $     9.43    $    10.20    $     10.14            NA
                                                                          ==========    ==========    ===========    ==========
    Class C Shares-offering price per share*                              $     9.18    $    10.20    $     10.16    $     9.72
                                                                          ==========    ==========    ===========    ==========
    Advisor Shares                                                        $     9.48    $    10.20             NA            NA
                                                                          ==========    ==========    ===========    ==========
Maximum sales charge-Class A Shares                                            5.00%         4.75%          3.50%         3.50%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                      $    10.00    $    10.71    $     10.56    $    10.07
                                                                          ==========    ==========    ===========    ==========

_____________________________
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
#  Represents investments in affiliates.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                   94 - 95 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                          U.S.                     INTERMEDIATE     OHIO         MICHIGAN
                                                       GOVERNMENT      MUNICIPAL    MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                          BOND           BOND          BOND          BOND          BOND
                                                          FUND           FUND          FUND          FUND          FUND
                                                       ----------     ----------    ----------    ----------    ----------
ASSETS:
Investments, at cost                                   $   81,803     $   64,602    $  279,543    $  167,007    $  130,831
Net unrealized appreciation                                 1,442          8,813        18,513         9,907         3,492
                                                       ----------     ----------    ----------    ----------    ----------
    Total Investments                                      83,245         73,415       298,056       176,914       134,323
Interest, dividends and other receivables                     833            838         3,012         1,845         1,530
Receivable for investments sold                                25             --         8,867            --            --
Receivable for Fund shares sold                                --             16            --            10            --
Receivable from Advisor and affiliates                         --              2             3            --             2
Prepaid expenses and other assets                              20             18            25            18             8
                                                       ----------     ----------    ----------    ----------    ----------
    Total Assets                                           84,123         74,289       309,963       178,787       135,863
                                                       ----------     ----------    ----------    ----------    ----------
LIABILITIES:
Payable for investments purchased                              --             --        14,038            --         3,370
Payable for Fund shares redeemed                               -- ^           10            --            28            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                          34             37           146            87            55
    Distribution and administrative services fees              13              2             3            14             5
    Other                                                      10             10            26             8             9
                                                       ----------     ----------    ----------    ----------    ----------
    Total Liabilities                                          57             59        14,213           137         3,439
                                                       ----------     ----------    ----------    ----------    ----------
NET ASSETS:
Paid-in Capital                                            82,929         64,906       275,081       168,097       128,902
Accumulated net investment income                              57              4            64            31             8
Accumulated net realized gain/(loss)
    from investment transactions                             (362)           507         2,092           615            22
Net unrealized appreciation on investments                  1,442          8,813        18,513         9,907         3,492
                                                       ----------     ----------    ----------    ----------    ----------
    Net Assets                                         $   84,066     $   74,230    $  295,750    $  178,650    $  132,424
                                                       ==========     ==========    ==========    ==========    ==========

Net Assets:
    Institutional Shares                               $   43,076     $   69,707    $  289,022    $  143,649    $  121,143
    Class A Shares                                         34,530          2,273         4,847        24,078         6,750
    Class B Shares                                             NA          1,343         1,340         5,358         1,860
    Class C Shares                                          6,460            469           541         5,565         2,671
    Advisor Shares                                             NA            438            NA            NA            NA
                                                       ----------     ----------    ----------    ----------    ----------
    Total                                              $   84,066     $   74,230    $  295,750    $  178,650    $  132,424
                                                       ==========     ==========    ==========    ==========    ==========

Shares of Beneficial Interest Outstanding
  (Unlimited number of shares
  authorized, no par value):
    Institutional Shares                                    4,198          6,532        26,848        13,530        11,706
    Class A Shares                                          3,362            212           450         2,267           653
    Class B Shares                                             NA            126           125           515           180
    Class C Shares                                            634             44            50           526           259
    Advisor Shares                                             NA             41            NA            NA            NA
                                                       ----------     ----------    ----------    ----------    ----------
    Total                                                   8,194          6,955        27,473        16,838        12,798
                                                       ==========     ==========    ==========    ==========    ==========

Net Asset Value
    Institutional Shares                               $    10.26     $    10.67    $    10.76    $    10.62    $    10.35
                                                       ==========     ==========    ==========    ==========    ==========
    Class A Shares-redemption price per share          $    10.27     $    10.71    $    10.77    $    10.62    $    10.34
                                                       ==========     ==========    ==========    ==========    ==========
    Class B Shares-offering price per share*                   NA     $    10.64    $    10.76    $    10.41    $    10.34
                                                       ==========     ==========    ==========    ==========    ==========
    Class C Shares-offering price per share*           $    10.19     $    10.65    $    10.76    $    10.58    $    10.33
                                                       ==========     ==========    ==========    ==========    ==========
    Advisor Shares                                             NA     $    10.67            NA            NA            NA
                                                       ==========     ==========    ==========    ==========    ==========

Maximum sales charge-Class A Shares                         4.75%          4.75%         3.50%         4.75%         4.75%
Maximum Offering Price (100%/(100%-Maximum
    sales charge) of net asset value adjusted to the
    nearest cent) per share (Class A Shares)           $    10.78     $    11.24    $    11.16    $    11.15    $    10.86
                                                       ==========     ==========    ==========    ==========    ==========

__________________________
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                         STATEMENTS OF OPERATION
                           FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                     SMALL CAP       MID CAP         QUALITY       LARGE CAP        EQUITY
                                                      GROWTH         GROWTH          GROWTH          CORE           INDEX
                                                       FUND           FUND             FUND          FUND          FUND (a)
                                                    -----------     -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Interest income                                     $         6     $         2             --             --             --
Dividend income                                             523             697    $     4,777    $     1,447    $     5,413
Income from securities lending-- net                        118              55             22              2              9
                                                    -----------     -----------    -----------    -----------    -----------
    Total Investment Income                                 647             754          4,799          1,449          5,422
                                                    -----------     -----------    -----------    -----------    -----------

EXPENSES:
Investment advisory fees                                  1,391           1,627          4,494            577            943
Administrative fees                                         344             352            973            143            544
Distribution services fees-Class A Shares                    30              62            300             31             67
Distribution services fees-Class B Shares                     8              33            112              3             14
Distribution services fees-Class C Shares                     3               6             34             --^             6
Distribution services fees-Advisor Shares                     2               1              5             NA              1
Administrative services fees-Class C Shares                   1               2             11             --^             2
Administrative services fees-Select Shares                   NA              NA             NA             NA              1
Administrative services fees-Preferred Shares                NA              NA             NA             NA             54
Administrative services fees-Trust Shares                    NA              NA             NA             NA             63
Accounting fees                                              69              63            119             43            105
Registration and filing fees                                 10              15             19             10             13
Transfer and dividend disbursing agent fees                  75              80            215             44            111
Custody fees                                                 22              16             24             17             21
Trustees' fees and expenses                                   3               3              9              2              5
Other expenses                                               55              55            140             25            100
                                                    -----------     -----------    -----------    -----------    -----------
    Total expenses                                        2,013           2,315          6,455            895          2,050
                                                    -----------     -----------    -----------    -----------    -----------
    Less: Waiver and/or reimbursement from
          Advisor and/or affiliates                          --              --             --           (103)          (949)
                                                    -----------     -----------    -----------    -----------    -----------
    Net Expenses                                          2,013           2,315          6,455            792          1,101
                                                    -----------     -----------    -----------    -----------    -----------

    Net Investment Income/(Loss)                         (1,366)         (1,561)        (1,656)           657          4,321
                                                    -----------     -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
    FROM INVESTMENTS, OPTIONS AND FUTURES:

Net realized gains/(losses) on investment
    transactions and option contracts                   103,928+         (3,574)         9,295         15,424         28,585++
Net realized gains on futures transactions                1,708              --             --            672          1,290
Change in unrealized appreciation/depreciation
    on investments, options and futures                 (26,796)         62,437        143,737          4,924         50,038
                                                    -----------     -----------    -----------    -----------    -----------

Net realized and unrealized gains on investments,
    options and futures                                  78,840          58,863        153,032         21,020         79,913
                                                    -----------     -----------    -----------    -----------    -----------
Change in net assets resulting from operations      $    77,474     $    57,302    $   151,376    $    21,677    $    84,234
                                                    ===========     ===========    ===========    ===========    ===========

_______________________

(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars.
+ Includes realized losses from option contracts in the amount of $18 and realized gains from in-kind transactions in the amount of $14,799.
++  Includes realized gains from in-kind transactions in the amount of $27,997.


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                                             DISCIPLINED
                                                                          MICRO CAP   SMALL CAP   MULTI CAP   LARGE CAP  LIFEMODEL
                                                                BALANCED    VALUE        VALUE       VALUE      VALUE   AGGRESSIVE
                                                                  FUND      FUND         FUND        FUND       FUND     FUND SM
                                                                --------   --------    --------    --------   --------   --------
INVESTMENT INCOME:
Interest income                                                 $  1,718   $    182    $      6    $    146   $      6         --
Dividend income                                                    1,204      1,308         461       2,074      4,823   $    662#
Income from securities lending-- net                                  12         --          --          21          5         --
                                                                --------   --------    --------    --------   --------   --------
    Total Investment Income                                        2,934      1,490         467       2,241      4,834        662
                                                                --------   --------    --------    --------   --------   --------

EXPENSES:
Investment advisory fees                                           1,074      1,054         357       1,434      1,669         45
Administrative fees                                                  232        183          79         248        361         52
Distribution services fees-Class A Shares                            103         43           1          32         24         23
Distribution services fees-Class B Shares                             72         29           1          79         19         29
Distribution services fees-Class C Shares                             23         11           1           9          5          4
Distribution services fees-Advisor Shares                             --^        88           1         102         NA         NA
Administrative services fees-Class C Shares                            8          4          --^          3          2          1
Accounting fees                                                       54         41          45          50         60         31
Registration and filing fees                                          15          9           3           5         14          1
Transfer and dividend disbursing agent fees                           68         55          31          65         68         20
Custody fees                                                          17         19          29          13         15          6
Trustees' fees and expenses                                            2          1           1           2          3         --^
Other expenses                                                        41         28          49          39         44          8
                                                                --------   --------    --------    --------   --------   --------
    Total expenses                                                 1,709      1,565         598       2,081      2,284        220
                                                                --------   --------    --------    --------   --------   --------
    Less: Waiver and/or reimbursement from
          Advisor and/or affiliates                                   --         --         (99)         --         --       (138)
    Distribution services-Class B Shares, Class C Shares
       and Advisor Shares waived                                      --         (7)         --          --         --         --
                                                                --------   --------    --------    --------   --------   --------
    Net Expenses                                                   1,709      1,558         499       2,081      2,284         82
                                                                --------   --------    --------    --------   --------   --------

    Net Investment Income/(Loss)                                   1,225        (68)        (32)        160      2,550        580
                                                                --------   --------    --------    --------   --------   --------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains on investment transactions                      9,107     13,840       7,369      11,285     10,798        627+
Realized gain distributions from underlying funds                     --         --          --          --         --        773
Change in unrealized appreciation/depreciation on investments     12,405     43,378       7,668      49,634     53,460      7,548
                                                                --------   --------    --------    --------   --------   --------

Net realized and unrealized gains on investments                  21,512     57,218      15,037      60,919     64,258      8,948
                                                                --------   --------    --------    --------   --------   --------
Change in net assets resulting from operations                  $ 22,737   $ 57,150    $ 15,005    $ 61,079   $ 66,808   $  9,528
                                                                ========   ========    ========    ========   ========   ========



                                                                                                                 FIFTH THIRD FUNDS
                                                                                                          STATEMENTS OF OPERATIONS
                                                                              FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
                                                                                                             (AMOUNTS IN THOUSANDS)
                                                   --------------------------------------------------------------------------------



                                                                 LIFEMODEL                    LIFEMODEL
                                                                MODERATELY      LIFEMODEL    MODERATELY     LIFEMODEL     STRATEGIC
                                                                AGGRESSIVE      MODERATE    CONSERVATIVE   CONSERVATIVE    INCOME
                                                                  FUND SM       FUND SM       FUND SM        FUND SM        FUND
                                                                -----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME:
Interest income                                                          --            --            --            --    $      603
Dividend income                                                 $     1,695#   $    1,919#   $    1,139#   $      673#        4,349
Income from securities lending-- net                                     --            --            --            --            --
                                                                -----------    ----------    ----------    ----------    ----------
    Total Investment Income                                           1,695         1,919         1,139           673         4,952
                                                                -----------    ----------    ----------    ----------    ----------

EXPENSES:
Investment advisory fees                                                107           109            61            32           803
Administrative fees                                                     123           125            70            37           139
Distribution services fees-Class A Shares                                71            63            35            17            NA
Distribution services fees-Class B Shares                               102           108            66            53            NA
Distribution services fees-Class C Shares                                11            12             6            14           154
Distribution services fees-Advisor Shares                                NA            NA            NA            NA            98
Administrative services fees-Class C Shares                               4            4              2             5            51
Accounting fees                                                          31            30            30            30            32
Registration and filing fees                                              2             2             2             1             8
Transfer and dividend disbursing agent fees                              35            34            24            18            38
Custody fees                                                              8             9             8             8            12
Trustees' fees and expenses                                               1             1             1            --^            1
Other expenses                                                           13            17             6             5            24
                                                                -----------    ----------    ----------    ----------    ----------
    Total expenses                                                      508           514           311           220         1,360
                                                                -----------    ----------    ----------    ----------    ----------
    Less: Waiver and/or reimbursement from
          Advisor and/or affiliates                                    (264)         (267)         (170)         (114)           --
    Distribution services-Class B Shares, Class C Shares
       and Advisor Shares waived                                         --            --            --            --            --
                                                                -----------    ----------    ----------    ----------    ----------
    Net Expenses                                                        244           247           141           106         1,360
                                                                -----------    ----------    ----------    ----------    ----------

    Net Investment Income/(Loss)                                      1,451         1,672           998           567         3,592
                                                                -----------    ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains on investment transactions                         1,075+        1,439+          852+          517+          424
Realized gain distributions from underlying funds                     1,350         1,019           466           172            --
Change in unrealized appreciation/depreciation on investments        14,867        10,905         5,031         1,486         7,679
                                                                -----------    ----------    ----------    ----------    ----------

Net realized and unrealized gains on investments                     17,292        13,363         6,349         2,175         8,103
                                                                -----------    ----------    ----------    ----------    ----------
Change in net assets resulting from operations                  $    18,743    $   15,035    $    7,347    $    2,742    $   11,695
                                                                ===========    ==========    ==========    ==========    ==========

___________________________
^  Represents fewer than five hundred dollars.
#  Represents income from affiliates.
+  Represents realized gains from investment transactions with affiliates.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 98 - 99 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                      SELECT                 INTERNATIONAL             INTERMEDIATE  SHORT TERM
                                                       STOCK      TECHNOLOGY    EQUITY         BOND        BOND          BOND
                                                       FUND          FUND      FUND (a)        FUND        FUND        FUND (b)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income                                             --           --    $      37    $   5,924    $  15,081    $   6,783
Dividend income                                      $      97    $      28        1,549           26          141           68
Foreign tax withholding                                     --           --         (209)          --           --           --
Income from securities lending-- net                         1           15           34           20           85           20
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Total Investment Income                                 98           43        1,411        5,970       15,307        6,871
                                                     ---------    ---------    ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                    93          249        1,517          973        2,238        1,285
Administrative fees                                         20           43          263          281          705          445
Distribution services fees-Class A Shares                   12           10           18           30           49           39
Distribution services fees-Class B Shares                    2            8            2           35           26           NA
Distribution services fees-Class C Shares                    3            7            1            4            8            1
Distribution services fees-Advisor Shares                   NA           --^          15            2           NA           NA
Administrative services fees-Class C Shares                  1            2           --^           1            3           --^
Accounting fees                                             31           37           85           61          103           71
Registration and filing fees                                14           15           18           15           15           10
Transfer and dividend disbursing agent fees                 21           28           55           60          119           74
Custody fees                                                 7           10          112           16           22           15
Trustees' fees and expenses                                 --^          --^           2            3            7            4
Other expenses                                               8           14           40           41           89           55
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Total expenses                                         212          423        2,128        1,522        3,384        1,999
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Less: Waiver and/or reimbursement from
          Advisor and/or affiliates                        (29)         (95)          (1)        (160)        (206)         (58)
    Distribution services-Class A Shares waived             --           --           --           --           --          (16)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
    Net Expenses                                           183          328        2,127        1,362        3,178        1,925
                                                     ---------    ---------    ---------    ---------    ---------    ---------

    Net Investment Income/(Loss)                           (85)        (285)        (716)       4,608       12,129        4,946
                                                     ---------    ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
 foreign currency transactions                             790        9,298       20,472        3,551         (815)         584+
Net realized gains on futures transactions                  --           --        1,606           --           --           --
 Change in unrealized appreciation/depreciation
 on investments, futures and foreign currency            2,470        5,630       41,727        5,671       13,482        1,472
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Net realized and unrealized gains on investments,
futures and foreign currency                             3,260       14,928       63,805        9,222       12,667        2,056
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations       $   3,175    $  14,643    $  63,089    $  13,830    $  24,796    $   7,002
                                                     =========    =========    =========    =========    =========    =========



                                                                                                      FIFTH THIRD FUNDS
                                                                                                STATEMENT OF OPERATIONS
                                                                   FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
                                                                                                   (AMOUNT IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------

                                                     U.S.                      INTERMEDIATE       OHIO         MICHIGAN
                                                  GOVERNMENT     MUNICIPAL       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                     BOND          BOND            BOND           BOND           BOND
                                                     FUND          FUND            FUND           FUND           FUND
                                                  ----------     ----------     ----------     ----------     ----------
INVESTMENT INCOME:
Interest income                                   $    1,301     $    1,858     $    6,279     $    3,766     $    2,350
Dividend income                                           19              8             18             10             11
Foreign tax withholding                                   --             --             --             --             --
Income from securities lending-- net                      --             --             --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
    Total Investment Income                            1,320          1,866          6,297          3,776          2,361
                                                  ----------     ----------     ----------     ----------     ----------
EXPENSES:
Investment advisory fees                                 238            214            840            500            305
Administrative fees                                       75             67            264            157            118
Distribution services fees-Class A Shares                 39              3              6             29              9
Distribution services fees-Class B Shares                 NA              7              6             26             10
Distribution services fees-Class C Shares                 31              2              3             22             14
Distribution services fees-Advisor Shares                 NA              1             NA             NA             NA
Administrative services fees-Class C Shares               10              1              1              7              5
Accounting fees                                           29             40             59             39             40
Registration and filing fees                              11             10             12             14              4
Transfer and dividend disbursing agent fees               22             26             50             35             30
Custody fees                                              10              6             14              9              9
Trustees' fees and expenses                                1              1              2              1              1
Other expenses                                            13             14             33             23             16
                                                  ----------     ----------     ----------     ----------     ----------
    Total expenses                                       479            392          1,290            862            561
                                                  ----------     ----------     ----------     ----------     ----------
    Less: Waiver and/or reimbursement from
          Advisor and/or affiliates                      (64)           (72)          (159)           (73)           (55)
    Distribution services-Class A Shares waived           --             --             --             --             (4)
                                                  ----------     ----------     ----------     ----------     ----------
    Net Expenses                                         415            320          1,131            789            502
                                                  ----------     ----------     ----------     ----------     ----------
    Net Investment Income/(Loss)                         905          1,546          5,166          2,987          1,859
                                                  ----------     ----------     ----------     ----------     ----------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                       (171)           477          1,544            963              8
Net realized gains on futures transactions                --             --             --             --             --
Change in unrealized appreciation/depreciation
    on investments, futures and foreign currency       1,581          2,057          4,601          3,361            618
                                                  ----------     ----------     ----------     ----------     ----------

Net realized and unrealized gains on investments,
    futures and foreign currency                       1,410          2,534          6,145          4,324            626
                                                  ----------     ----------     ----------     ----------     ----------
Change in net assets resulting from operations    $    2,315     $    4,080     $   11,311     $    7,311     $    2,485
                                                  ==========     ==========     ==========     ==========     ==========

________________________
(a) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to January 31, 2004 for Advisor Shares.
(b) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to January 31, 2004 for Class C Shares.
^   Represents fewer than five hundred dollars.
+   Includes realized gains from in-kind transactions in the amount of $295.


                         SEE NOTES FINANCIAL STATEMENTS

                                 100 - 101 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                          SMALL CAP                   MID CAP                  QUALITY
                                                         GROWTH FUND                GROWTH FUND               GROWTH FUND
                                                 -------------------------   --------------------------  -----------------------
                                                 SIX MONTHS       YEAR       SIX MONTHS        YEAR       SIX MONTHS    YEAR
                                                   ENDED         ENDED         ENDED          ENDED         ENDED      ENDED
                                                 JANUARY 31,     JULY 31,    JANUARY 31,      JULY 31,    JANUARY 31,  JULY 31,
                                                  2004 (a)        2003        2004 (a)         2003        2004 (a)     2003
                                                 -----------   -----------   -----------    -----------  -----------  ----------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                  $    (1,366)  $      (741)  $    (1,561)   $    (2,138) $   (1,656)  $     (279)
   Net realized gains/(losses) on investment
     transactions and option contracts               103,928        (3,979)       (3,574)       (10,988)       9,295       4,122
   Net realized gains on futures transactions          1,708         3,303            --             --           --          --
   Net change in unrealized
      appreciation/depreciation
     on investments, options and futures             (26,796)       59,599        62,437         72,000      143,737      95,796
                                                 -----------   -----------   -----------    -----------  -----------  ----------
Change in net assets resulting from operations        77,474        58,182        57,302         58,874      151,376      99,639
                                                 -----------   -----------   -----------    -----------  -----------  ----------
Distributions from net investment income:
   Institutional Shares                                   --            --            --             --           --         (46)
   Class A Shares                                         --            --            --             --           --          --
   Class B Shares                                         --            --            --             --           --          --
   Class C Shares                                         --            --            --             --           --          --
   Advisor Shares                                         --            --            --             --           --          --
   Select Shares                                          NA            NA            NA             NA           NA          NA
   Preferred Shares                                       NA            NA            NA             NA           NA          NA
   Trust Shares                                           NA            NA            NA             NA           NA          NA

Distributions from net realized gains:
   Institutional Shares                              (35,732)           --            --             --           --          --
   Class A Shares                                     (2,457)           --            --             --           --          --
   Class B Shares                                       (173)           --            --             --           --          --
   Class C Shares                                        (86)           --            --             --           --          --
   Advisor Shares                                        (85)           --            --             --           --          --
                                                 -----------   -----------   -----------    -----------  -----------  ----------
   Change in net assets from
     shareholder distributions                       (38,533)           --            --             --           --         (46)
                                                 -----------   -----------   -----------    -----------  -----------  ----------
   Change in net assets from
     Fund share transactions                        (101,610)     (150,994)       (9,456)        75,340        7,034     121,606
                                                 -----------   -----------   -----------    -----------  -----------  ----------
   Change in net assets                              (62,669)      (92,812)       47,846        134,214      158,410     221,199

NET ASSETS:
   Beginning of period                               410,717       503,529       378,400        244,186    1,037,494     816,295
                                                 -----------   -----------   -----------    -----------  -----------  ----------
   End of period                                 $   348,048   $   410,717   $   426,246    $   378,400  $ 1,195,904  $1,037,494
                                                 ===========   ===========   ===========    ===========  ===========  ==========
Accumulated Net Investment Income/(Loss)         $    (1,382)  $       (16)  $    (1,561)   $        --  $    (1,656) $       --
                                                 ===========   ===========   ===========    ===========  ===========  ==========




                                                               LARGE CAP CORE FUND         EQUITY INDEX FUND
                                                            ------------------------  -------------------------
                                                            SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                               ENDED        ENDED        ENDED        ENDED
                                                            JANUARY 31,    JULY 31,   JANUARY 31,    JULY 31,
                                                             2004 (a)        2003       2004 (a)(b)    2003
                                                            -----------  -----------  -----------  ------------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                             $       657  $     3,395  $     4,321  $      8,172
   Net realized gains/(losses) on investment
     transactions and option contracts                           15,424       13,970       28,585        (3,611)
   Net realized gains on futures transactions                       672        1,494        1,290         4,041
   Net change in unrealized appreciation/depreciation
     on investments, options and futures                          4,924      (14,705)      50,038        48,150
                                                            -----------  -----------  -----------  ------------
Change in net assets resulting from operations                   21,677        4,154       84,234        56,752
                                                            -----------  -----------  -----------  ------------

Distributions from net investment income:
   Institutional Shares                                            (679)      (3,186)      (3,064)       (7,758)
   Class A Shares                                                  (100)        (166)        (462)         (333)
   Class B Shares                                                    --^          (1)         (12)          (10)
   Class C Shares                                                    --^          --^          (7)          (7)
   Advisor Shares                                                    NA           NA           (4)          (1)
   Select Shares                                                     NA           NA           (3)           NA
   Preferred Shares                                                  NA           NA         (634)           NA
   Trust Shares                                                      NA           NA         (450)           NA

Distributions from net realized gains:
   Institutional Shares                                              --           --           --            --
   Class A Shares                                                    --           --           --            --
   Class B Shares                                                    --           --           --            --
   Class C Shares                                                    --           --           --            --
   Advisor Shares                                                    NA           NA           --            --
                                                            -----------  -----------  -----------  ------------
   Change in net assets from
     shareholder distributions                                     (779)      (3,353)      (4,636)       (8,109)
                                                            -----------  -----------  -----------  ------------
   Change in net assets from
     Fund share transactions                                    (74,413)    (342,077)    (171,954)      (62,594)
                                                            -----------  -----------  -----------  ------------
   Change in net assets                                         (53,515)    (341,276)     (92,356)      (13,951)

Net Assets:
   Beginning of period                                          203,152      544,428      621,379       635,330
                                                            -----------  -----------  -----------  ------------
   End of period                                            $   149,637  $   203,152  $   529,023  $    621,379
                                                            ===========  ===========  ===========  ============
Accumulated Net Investment Income/(Loss)                    $        15  $       137  $       341  $        656
                                                            ===========  ===========  ===========  ============




                                                                                              FITH THIRD FUNDS
                                                                            STATEMENT OF CHANGES IN NET ASSETS
                                                                                          (AMOUNT IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
                                                                BALANCED FUND           MICRO CAP VALUE FUND
                                                            ------------------------  -------------------------
                                                            SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                               ENDED        ENDED        ENDED        ENDED
                                                            JANUARY 31,    JULY 31,   JANUARY 31,    JULY 31,
                                                             2004 (a)        2003       2004 (a)       2003
                                                            -----------  -----------  -----------  ------------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                             $     1,225  $     3,448  $       (68) $       (806)
   Net realized gains/(losses) on investment
     transactions and option contracts                            9,107      (16,453)      13,840         4,206
   Net realized gains on futures transactions                        --           --           --            --
   Net change in unrealized appreciation/depreciation
     on investments, options and futures                         12,405       27,794       43,378        33,764
                                                            -----------  -----------  -----------  ------------
Change in net assets resulting from operations                   22,737       14,789       57,150        37,164
                                                            -----------  -----------  -----------  ------------

Distributions from net investment income:
   Institutional Shares                                          (1,117)      (2,806)          --            --
   Class A Shares                                                  (459)      (1,006)          --            --
   Class B Shares                                                   (28)        (101)          --            --
   Class C Shares                                                   (12)         (39)          --            --
   Advisor Shares                                                    (1)          (1)          --            --
   Select Shares                                                     NA           NA           NA            NA
   Preferred Shares                                                  NA           NA           NA            NA
   Trust Shares                                                      NA           NA           NA            NA

Distributions from net realized gains:
   Institutional Shares                                              --           --       (7,422)         (474)
   Class A Shares                                                    --           --       (2,062)          (35)
   Class B Shares                                                    --           --         (343)          (22)
   Class C Shares                                                    --           --         (188)           (6)
   Advisor Shares                                                    --           --       (2,136)         (138)
                                                            -----------  -----------  -----------  ------------
   Change in net assets from
     shareholder distributions                                   (1,617)      (3,953)     (12,151)         (675)
                                                            -----------  -----------  -----------  ------------
   Change in net assets from
     Fund share transactions                                    (35,336)     (30,491)      84,944        40,352
                                                            -----------  -----------  -----------  ------------
   Change in net assets                                         (14,216)     (19,655)     129,943        76,841

NET ASSETS:
   Beginning of period                                          270,162      289,817      149,735        72,894
                                                            -----------  -----------  -----------  ------------
   End of period                                            $   255,946  $   270,162  $   279,678  $    149,735
                                                            ===========  ===========  ===========  ============
Accumulated Net Investment Income/(Loss)                    $       (85) $       305  $       (68) $         --
                                                            ===========  ===========  ===========  ============


_____________________________
(a) Unaudited.
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select,
    Preferred and Trust Shares.
^   Represents fewer than five hundred dollars.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                   102 - 103 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                             SMALL CAP                MULTI CAP           DISCIPLINED LARGE CAP
                                                            VALUE FUND               VALUE FUND               VALUE FUND
                                                       ---------------------  ------------------------   ----------------------
                                                       SIX MONTHS    PERIOD    SIX MONTHS      YEAR       SIX MONTHS     YEAR
                                                         ENDED       ENDED       ENDED        ENDED         ENDED       ENDED
                                                       JANUARY 31,  JULY 31,  JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                                                        2004 (a)     2003(b)    2004 (a)       2003        2004 (a)     2003
                                                       ----------  ---------  ----------   -----------   ----------  ----------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                     $      (32) $      67  $      160   $       (48)  $    2,550  $    3,965
      Net realized gains/(losses) on
        investment transactions                             7,369        942      11,285        (1,746)      10,798      10,102
      Realized gain distributions from
         underlying funds                                      --         --          --            --           --          --
      Net change in unrealized appreciation/
         depreciation on investments                        7,668      7,069      49,634        43,085       53,460      32,421
                                                       ----------  ---------  ----------   -----------   ----------  ----------
      Change in net assets resulting from operations       15,005      8,078      61,079        41,291       66,808      46,488
                                                       ----------  ---------  ----------   -----------   ----------  ----------

Distributions from net investment income:
      Institutional Shares                                    (67)        --        (256)           --      (2,782)      (3,363)
      Class A Shares                                           --^        --          (6)           --        (103)        (155)
      Class B Shares                                           --         --          --            --          (8)         (19)
      Class C Shares                                           --         --          --            --          (3)          (5)

Distributions from net realized gains:
      Institutional Shares                                 (3,928)        --        (644)           --     (12,613)      (2,679)
      Class A Shares                                          (30)        --         (87)           --        (566)        (184)
      Class B Shares                                           (8)        --         (52)           --        (120)         (41)
      Class C Shares                                          (17)        --          (9)           --         (40)         (10)
      Advisor Shares                                          (21)        --        (135)           --          NA           NA
                                                       ----------  ---------  ----------   -----------   ----------  ----------
      Change in net assets from
        shareholder distributions                          (4,071)        --      (1,189)           --     (16,235)      (6,456)
                                                       ----------  ---------  ----------   -----------   ----------  ----------
      Change in net assets from
        Fund share transactions                             4,867     65,255      10,421        94,611       72,844     217,403
                                                       ----------  ---------  ----------   -----------   ----------  ----------
      Change in net assets                                 15,801     73,333      70,311       135,902      123,417     257,435

NET ASSETS:
      Beginning of period                                  73,333         --     255,322       119,420      354,359      96,924
                                                       ----------  ---------  ----------   -----------   ----------  ----------
      End of period                                    $   89,134  $  73,333  $  325,633   $   255,322   $  477,776  $  354,359
                                                       ==========  =========  ==========   ===========   ==========  ==========
Accumulated Net Investment Income/(Loss)               $      (31) $      68  $     (102)  $        --   $      103  $      449
                                                       ==========  =========  ==========   ===========   ==========  ==========




                                                                        LIFEMODEL           LIFEMODEL MODERATELY
                                                                    AGGRESSIVE FUND SM        AGGRESSIVE FUND SM
                                                                   ---------------------   ------------------------
                                                                   SIX MONTHS   PERIOD       SIX MONTHS    PERIOD
                                                                      ENDED     ENDED         ENDED        ENDED
                                                                   JANUARY 31, JULY 31,    JANUARY 31,    JULY 31,
                                                                    2004 (a)   2003 (c)      2004 (a)     2003 (c)
                                                                   ---------  ----------   -----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                 $     580  $       61   $     1,451   $      417
      Net realized gains/(losses) on
        investment transactions                                          627+        231+        1,075+         377+
      Realized gain distributions from
         underlying funds                                                773           7         1,350           25
      Net change in unrealized appreciation/                           7,548       7,173        14,867       12,123
         depreciation on investments                               ---------  ----------   -----------   ----------
      Change in net assets resulting from operations                   9,528       7,472        18,743       12,942
                                                                   ---------  ----------   -----------   ----------

Distributions from net investment income:
      Institutional Shares                                              (326)        (59)         (639)        (280)
      Class A Shares                                                    (203)         (5)         (631)         (78)
      Class B Shares                                                     (55)         --^         (154)          (9)
      Class C Shares                                                     (10)         --^          (26)          (1)

Distributions from net realized gains:
      Institutional Shares                                              (499)         --          (663)          --
      Class A Shares                                                    (309)         --          (707)          --
      Class B Shares                                                     (96)         --          (250)          --
      Class C Shares                                                     (19)         --           (39)          --
      Advisor Shares                                                      NA          NA            NA           NA
                                                                   ---------  ----------   -----------   ----------
      Change in net assets from
        shareholder distributions                                     (1,517)        (64)       (3,109)        (368)
                                                                   ---------  ----------   -----------   ----------

      Change in net assets from
        Fund share transactions                                       20,392      39,222        45,310       97,901
                                                                   ---------  ----------   -----------   ----------
      Change in net assets                                            28,403      46,630        60,944      110,475


NET ASSETS:
      Beginning of period                                             46,630          --       110,475           --
                                                                   ---------  ----------   -----------   ----------
      End of period                                                $  75,033  $   46,630   $   171,419   $  110,475
                                                                   =========  ==========   ===========   ==========
Accumulated Net Investment Income/(Loss)                           $     (14) $       --   $        50   $       49
                                                                   =========  ==========   ===========   ==========





                                                                                                 FIFTH THIRD FUNDS
                                                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               (AMOUNT IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
                                                                        LIFEMODEL           LIFEMODEL MODERATELY
                                                                     MODERATE FUND SM       CONSERVATIVE FUND SM
                                                                   ---------------------   ------------------------
                                                                  SIX MONTHS   PERIOD       SIX MONTHS    PERIOD
                                                                      ENDED     ENDED         ENDED        ENDED
                                                                   JANUARY 31, JULY 31,    JANUARY 31,    JULY 31,
                                                                    2004 (a)   2003 (c)      2004 (a)     2003 (c)
                                                                   ---------  ----------   -----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                 $   1,672  $      755   $       998   $      585
      Net realized gains/(losses) on
        investment transactions                                        1,439+       (161)+         852+         660+
      Realized gain distributions from
         underlying funds                                              1,019          23           466           12
      Net change in unrealized appreciation/
         depreciation on investments                                  10,905       9,893         5,031        4,322
                                                                   ---------  ----------   -----------   ----------
      Change in net assets resulting from operations                  15,035      10,510         7,347        5,579
                                                                   ---------  ----------   -----------   ----------

Distributions from net investment income:
      Institutional Shares                                              (783)       (457)        (497)         (363)
      Class A Shares                                                    (636)       (146)        (351)          (96)
      Class B Shares                                                    (182)        (38)        (122)          (40)
      Class C Shares                                                     (31)         (3)         (17)           (4)

Distributions from net realized gains:
      Institutional Shares                                              (643)         --         (677)           --
      Class A Shares                                                    (561)         --         (563)           --
      Class B Shares                                                    (246)         --         (264)           --
      Class C Shares                                                     (40)         --          (30)           --
      Advisor Shares                                                      NA          NA          NA             NA
                                                                   ---------  ----------   -----------   ----------

      Change in net assets from
        shareholder distributions                                     (3,122)       (644)      (2,521)         (503)
                                                                   ---------  ----------   -----------   ----------
      Change in net assets from
        Fund share transactions                                       55,199     106,629       16,667        64,885
                                                                   ---------  ----------   -----------   ----------
      Change in net assets                                            67,112     116,495       21,493        69,961


NET ASSETS:
      Beginning of period                                            116,495          --       69,961            --
                                                                   ---------  ----------   -----------   ----------
      End of period                                                $ 183,607  $  116,495   $   91,454    $   69,961
                                                                   =========  ==========   ===========   ==========
Accumulated Net Investment Income/(Loss)                           $     152  $      112   $       93    $       82
                                                                   =========  ==========   ===========   ==========

__________________________

(a) Unaudited.
(b) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(c) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars.
+   Represents realized gains from investment transactions with affiliates.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                   104 - 105 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                LIFEMODEL                     STRATEGIC
                                                          CONSERVATIVE FUND SM               INCOME FUND
                                                        ------------------------    ---------------------------
                                                        SIX MONTHS      PERIOD       SIX MONTHS         YEAR
                                                           ENDED        ENDED           ENDED           ENDED
                                                        JANUARY 31,    JULY 31,      JANUARY 31,       JULY 31,
                                                          2004 (a)     2003 (b)        2004 (a)         2003
                                                         ----------   ----------    ------------     ----------

CHANGE IN NET ASSETS:
OPERATIONS:
     Net investment income/(loss)                        $      567    $     442    $      3,592     $    4,161
     Net realized gains/(losses) on investment
      and foreign currency transactions                         517+         110+            424           (382)
    Realized gain distributions from underlying funds           172            7              --             --
    Net realized gains on futures transactions                   --           --              --             --
    Net change in unrealized appreciation/depreciation
     on investments, futures and foreign currency             1,486        1,286           7,679            622
                                                         ----------    ---------    ------------     ----------
Change in net assets resulting from operations                2,742        1,845          11,695          4,401
                                                         ----------    ---------    ------------     ----------
Distributions from net investment income:
    Institutional Shares                                       (203)        (194)         (1,966)        (1,881)
    Class A Shares                                             (203)        (107)             NA             NA
    Class B Shares                                             (107)         (69)             NA             NA
    Class C Shares                                              (40)         (14)           (810)          (765)
    Advisor Shares                                               NA           NA            (844)         (1,442)

Distributions from net realized gains:
    Institutional Shares                                       (187)          --              --             --
    Class A Shares                                             (241)          --              NA             NA
    Class B Shares                                             (163)          --              NA             NA
    Class C Shares                                              (61)          --              --             --
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
        shareholder distributions                            (1,205)        (384)         (3,620)        (4,088)
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
     Fund share transactions                                  8,934       34,938          30,688         90,612
                                                         ----------    ---------    ------------     ----------
    Change in net assets                                     10,471       36,399          38,763         90,925

NET ASSETS:
    Beginning of period                                      36,399           --         141,804         50,879
                                                         ----------    ---------    ------------     ----------
    End of period                                        $   46,870    $  36,399    $    180,567     $  141,804
                                                         ==========    =========    ============     ==========
Accumulated Net Investment Income/(Loss)                 $       72    $      58    $        (78)    $      (50)
                                                         ==========    =========    ============     ==========


                                                                 SELECT
                                                                STOCK FUND               TECHNOLOGY FUND
                                                         -----------------------    ---------------------------
                                                          SIX MONTHS       YEAR      SIX MONTHS         YEAR
                                                            ENDED         ENDED        ENDED           ENDED
                                                          JANUARY 31,    JULY 31,    JANUARY 31,      JULY 31,
                                                           2004 (a)        2003       2004 (a)         2003
                                                         -----------   ---------    ------------     ----------

CHANGE IN NET ASSETS:
OPERATIONS:
     Net investment income/(loss)                        $      (85)   $    (191)   $       (285)    $     (412)
     Net realized gains/(losses) on investment
      and foreign currency transactions                         790       (3,768)          9,298         (9,239)
    Realized gain distributions from underlying funds            --           --              --             --
    Net realized gains on futures transactions                   --           --              --             --
    Net change in unrealized appreciation/depreciation
     on investments, futures and foreign currency             2,470        3,941           5,630         22,870
                                                         ----------     --------    ------------     ----------
Change in net assets resulting from operations                3,175          (18)         14,643         13,219
                                                         ----------     --------    ------------     ----------
Distributions from net investment income:
    Institutional Shares                                         --           --              --             --
    Class A Shares                                               --           --              --             --
    Class B Shares                                               --           --              --             --
    Class C Shares                                               --           --              --             --
    Advisor Shares                                               NA           NA              --             --

Distributions from net realized gains:
    Institutional Shares                                         --           --              --             --
    Class A Shares                                               --           --              --             --
    Class B Shares                                               --           --              --             --
    Class C Shares                                               --           --              --             --
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
        shareholder distributions                                --           --              --             --
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
        Fund share transactions                              (3,416)      (2,859)         12,150         (1,348)
                                                         ----------    ---------    ------------     ----------
    Change in net assets                                       (241)      (2,877)         26,793         11,871

NET ASSETS:
    Beginning of period                                      24,000       26,877          37,091         25,220
                                                         ----------     --------    ------------     ----------
    End of period                                        $   23,759    $  24,000    $     63,884     $   37,091
                                                         ==========    =========    ============     ==========
Accumulated Net Investment Income/(Loss)                 $      (85)   $      --    $       (285)    $       --
                                                         ==========    =========    ============     ==========


                                                              INTERNATIONAL
                                                               EQUITY FUND                    BOND FUND
                                                         -----------------------    ---------------------------
                                                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                                                           ENDED        ENDED         ENDED            ENDED
                                                         JANUARY 31,    JULY 31,    JANUARY 31,        JULY 31,
                                                         2004 (a)(c)     2003        2004 (a)           2003
                                                         -----------   ---------    ------------     ----------
CHANGE IN NET ASSETS:
OPERATIONS:
     Net investment income/(loss)                        $     (716)   $   1,445    $      4,608     $   14,581
     Net realized gains/(losses) on investment
      and foreign currency transactions                      20,472      (16,332)          3,551         15,221
    Realized gain distributions from underlying funds            --           --              --             --
    Net realized gains on futures transactions                1,606          857              --             --
    Net change in unrealized appreciation/depreciation
     on investments, futures and foreign currency            41,727       19,788           5,671         (9,973)

                                                         ----------    ---------    ------------     ----------
Change in net assets resulting from operations               63,089        5,758          13,830         19,829
                                                         ----------    ---------    ------------     ----------
Distributions from net investment income:
    Institutional Shares                                     (3,876)        (876)         (5,488)       (15,437)
    Class A Shares                                             (168)         (12)           (422)          (834)
    Class B Shares                                               (2)          --             (94)          (259)
    Class C Shares                                               (1)          --             (14)           (40)
    Advisor Shares                                              (39)          NA             (11)           (29)

Distributions from net realized gains:
    Institutional Shares                                         --           --              --             --
    Class A Shares                                               --           --              --             --
    Class B Shares                                               --           --              --             --
    Class C Shares                                               --           --              --             --
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
        shareholder distributions                            (4,086)        (888)         (6,029)       (16,599)
                                                         ----------    ---------    ------------     ----------
    Change in net assets from
        Fund share transactions                             212,720        7,352         (30,022)      (102,207)
                                                         ----------    ---------    ------------     ----------
    Change in net assets                                    271,723       12,222         (22,221)       (98,977)

NET ASSETS:
    Beginning of period                                     165,293      153,071         333,423        432,400
                                                         ----------    ---------    ------------     ----------
    End of period                                        $  437,016    $ 165,293    $    311,202     $  333,423
                                                         ==========    =========    ============     ==========
Accumulated Net Investment Income/(Loss)                 $  (1,662)    $   3,140    $     (1,366)    $       55
                                                         ==========    =========    ============     ==========



                                                               FIFTH THIRD FUNDS
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                              INTERMEDIATE
                                                               BOND FUND
                                                         -----------------------
                                                         SIX MONTHS      YEAR
                                                           ENDED        ENDED
                                                         JANUARY 31,    JULY 31,
                                                           2004 (a)     2003
                                                         -----------------------
CHANGE IN NET ASSETS:
OPERATIONS:
     Net investment income/(loss)                        $   12,129    $  30,721
     Net realized gains/(losses) on investment
      and foreign currency transactions                        (815)      31,963
    Realized gain distributions from underlying funds            --           --
    Net realized gains on futures transactions                   --           --
    Net change in unrealized appreciation/depreciation
     on investments, futures and foreign currency            13,482      (23,525)
                                                         ----------    ---------

Change in net assets resulting from operations               24,796       39,159
                                                         ----------    ---------
Distributions from net investment income:
    Institutional Shares                                    (13,689)     (32,749)
    Class A Shares                                             (656)      (1,379)
    Class B Shares                                              (65)        (145)
    Class C Shares                                              (27)         (50)
    Advisor Shares                                               NA           NA

Distributions from net realized gains:
    Institutional Shares                                         --           --
    Class A Shares                                               --           --
    Class B Shares                                               --           --
    Class C Shares                                               --           --
                                                         ----------    ---------
    Change in net assets from
        shareholder distributions                           (14,437)     (34,323)
                                                         ----------    ---------
    Change in net assets from
        Fund share transactions                             (31,083)     (22,942)
                                                         ----------    ---------
    Change in net assets                                    (20,724)     (18,106)

NET ASSETS:
    Beginning of period                                     816,890      834,996
                                                         ----------    ---------
    End of period                                        $  796,166    $ 816,890
                                                         ==========    =========
Accumulated Net Investment Income/(Loss)                 $   (2,254)   $      54
                                                         ==========    =========

_____________________
(a)  Unaudited.
(b) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
(c) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to January 31, 2004 for Advisor Shares.
+    Represents realized gains from investment transactions with affiliates.



                        SEE NOTES TO FINANCIAL STATMENTS

                                 106-107 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                       U.S. GOVERNMENT
                                                           SHORT TERM BOND FUND          BOND FUND
                                                          -----------------------   -----------------------
                                                          SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                            ENDED        ENDED        ENDED        ENDED
                                                          JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                         2004 (a) (b)     2003       2004 (a)       2003
                                                         -----------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $     4,946    $  11,349    $     905    $   1,979
  Net realized gains/(losses) on investment transactions         584        5,377         (171)       2,078
   Net change in unrealized appreciation/depreciation on
   investments                                                 1,472       (4,210)       1,581       (2,089)
                                                         -----------    ---------    ---------    ---------
Change in net assets resulting from operations                 7,002       12,516        2,315        1,968
                                                         -----------    ---------    ---------    ---------
Distributions from net investment income:
  Institutional Shares                                        (7,600)     (15,973)        (577)      (1,566)
  Class A Shares                                                (466)        (922)        (355)        (299)
  Class B Shares                                                  NA           NA           NA           NA
  Class C Shares                                                  (2)          NA          (60)        (108)
  Advisor Shares                                                  NA           NA           NA           NA

Distributions from net realized gains:
  Institutional Shares                                            --           --         (704)        (838)
  Class A Shares                                                  --           --         (550)        (174)
  Class B Shares                                                  NA           NA           NA           NA
  Class C Shares                                                  --           NA         (122)         (66)
  Advisor Shares                                                  NA           NA           NA           NA
                                                         -----------    ---------    ---------    ---------
Change in net assets from shareholder distributions           (8,068)     (16,895)      (2,368)      (3,051)
                                                         -----------    ---------    ---------    ---------
Change in net assets from Fund share transactions            (48,907)     204,682       12,051       11,283
                                                         -----------    ---------    ---------    ---------
Change in net assets                                         (49,973)     200,303       11,998       10,200

NET ASSETS:
  Beginning of period                                        524,204      323,901       72,068       61,868
                                                         -----------    ---------    ---------    ---------
  End of period                                          $   474,231    $ 524,204    $  84,066    $  72,068
                                                         ===========    =========    =========    =========

Accumulated Net Investment Income/(Loss)                 $    (3,059)   $      63    $      57    $     144
                                                         ===========    =========    =========    =========





                                                                                         INTERMEDIATE
                                                            MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                                                         ------------------------    ----------------------
                                                          SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                            ENDED        ENDED        ENDED        ENDED
                                                          JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                         2004 (a)        2003       2004 (a)       2003
                                                         -----------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $     1,546    $   3,676    $   5,166    $  11,219
  Net realized gains/(losses) on investment transactions         477        1,455        1,544        3,418
   Net change in unrealized appreciation/depreciation on
   investments                                                 2,057       (1,659)       4,601       (5,229)
                                                         -----------    ---------    ---------    ---------
Change in net assets resulting from operations                 4,080        3,472       11,311        9,408
                                                         -----------    ---------    ---------    ---------
Distributions from net investment income:
  Institutional Shares                                        (1,453)      (3,539)      (5,033)     (10,926)
  Class A Shares                                                 (52)         (89)         (82)        (157)
  Class B Shares                                                 (20)         (27)         (15)         (17)
  Class C Shares                                                  (8)         (14)          (8)         (19)
  Advisor Shares                                                  (7)         (13)          NA           NA

Distributions from net realized gains:
  Institutional Shares                                        (1,116)      (1,357)      (2,509)      (2,215)
  Class A Shares                                                 (34)         (30)         (41)         (37)
  Class B Shares                                                 (21)         (12)         (11)          (4)
  Class C Shares                                                  (8)          (6)          (5)          (5)
  Advisor Shares                                                  (7)          (5)          NA           NA
                                                         -----------    ---------    ---------    ---------
Change in net assets from shareholder distributions           (2,726)      (5,092)      (7,704)     (13,380)
                                                         -----------    ---------    ---------    ---------
Change in net assets from Fund share transactions             (5,512)     (26,594)     (18,967)     (36,580)
                                                         -----------    ---------    ---------    ---------
Change in net assets                                          (4,158)     (28,214)     (15,360)     (40,552)

NET ASSETS:
  Beginning of period                                         78,388      106,602      311,110      351,662
                                                         -----------    ---------    ---------    ---------
  End of period                                          $    74,230    $  78,388    $ 295,750    $ 311,110
                                                         ===========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                 $         4    $      (1)   $      64    $      37
                                                         ===========    =========    =========    =========





                                                                                          FIFTH THIRD FUNDS
                                                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                                                      (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

                                                                 OHIO                     MICHIGAN
                                                           MUNICIPAL BOND FUND        MUNICIPAL BOND FUND
                                                         ------------------------   -----------------------
                                                          SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                          ENDED          ENDED        ENDED        ENDED
                                                          JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                          2004 (a)        2003       2004 (a)       2003
                                                         -----------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $     2,987    $   6,659    $   1,859    $   3,546
  Net realized gains/(losses) on investment transactions         963          747            8          186
  Net change in unrealized appreciation/depreciation on
  investments                                                  3,361       (2,274)         618         (983)
                                                         -----------    ---------    ---------    ---------
Change in net assets resulting from operations                 7,311        5,132        2,485        2,749
                                                         -----------    ---------    ---------    ---------
Distributions from net investment income:
  Institutional Shares                                        (2,466)      (5,666)      (1,708)      (3,306)
  Class A Shares                                                (360)        (711)         (98)        (158)
  Class B Shares                                                 (62)        (107)         (18)         (20)
  Class C Shares                                                 (68)        (144)         (32)         (55)
  Advisor Shares                                                  NA           NA           NA           NA

Distributions from net realized gains:
  Institutional Shares                                          (354)          --         (167)        (351)
  Class A Shares                                                 (56)          --          (11)         (18)
  Class B Shares                                                 (13)          --           (3)          (2)
  Class C Shares                                                 (14)          --           (5)          (8)
  Advisor Shares                                                  NA           NA           NA           NA
                                                         -----------    ---------    ---------    ---------
Change in net assets from shareholder distributions           (3,393)      (6,628)      (2,042)      (3,918)
                                                         -----------    ---------    ---------    ---------
Change in net assets from Fund share transactions            (13,419)      (4,924)        (869)      33,006
                                                         -----------    ---------    ---------    ---------
Change in net assets                                          (9,501)      (6,420)        (426)      31,837

NET ASSETS:
  Beginning of period                                        188,151      194,571      132,850      101,013
                                                         -----------    ---------    ---------    ---------
  End of period                                          $   178,650    $ 188,151    $ 132,424    $ 132,850
                                                         ===========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                 $        31    $      --^   $       8    $       5
                                                         ===========    =========    =========    =========

---------------------------------
(a)  Unaudited.
(b) Reflects operations from August 1, 2003 (date of commencement of operations) to January 31, 2004 for Class C Shares.
^    Represents fewer than five hundred dollars.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 108-109 Spread



FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED-- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------


                                     SMALL CAP GROWTH FUND     MID CAP GROWTH FUND       QUALITY GROWTH FUND
                                   ------------------------  ------------------------  ------------------------
                                   SIX MONTHS       YEAR     SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                      ENDED        ENDED        ENDED       ENDED        ENDED        ENDED
                                   JANUARY 31,    JULY 31,   JANUARY 31,    JULY 31,   JANUARY 31,    JULY 31,
                                     2004 (a)      2003       2004 (a)       2003       2004 (a)        2003
                                   -----------   ---------   -----------   ---------   -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                  $    28,989   $ 119,416   $    42,933   $ 194,298   $    99,671   $ 301,476
    Dividends reinvested                35,609          --            --          --            --          24
    Shares redeemed                   (180,384)   (269,035)      (65,698)   (120,202)     (111,132)   (151,743)
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Institutional Shares        (115,786)   (149,619)      (22,765)     74,096       (11,461)    149,757
                                   -----------   ---------   -----------   ---------   -----------   ---------

Class A Shares
    Shares issued                       13,383      61,016        60,513      27,619        38,534     268,571
    Dividends reinvested                 2,431          --            --          --            --          --
    Shares redeemed                     (3,011)    (62,980)      (48,064)    (26,771)      (21,940)   (296,493)
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Class A Shares                12,803      (1,964)       12,449         848        16,594     (27,922)
                                   -----------   ---------   -----------   ---------   -----------   ---------

Class B Shares
    Shares issued                          300         525           660         854         1,756       2,929
    Dividends reinvested                   160          --            --          --            --          --
    Shares redeemed                       (139)       (169)         (404)       (814)       (1,205)     (3,556)
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Class B Shares                   321         356           256          40           551        (627)
                                   -----------   ---------   -----------   ---------   -----------   ---------

Class C Shares
    Shares issued                          466         131           347         518           801       1,454
    Dividends reinvested                    59          --            --          --            --          --
    Shares redeemed                        (53)        (89)         (271)       (233)       (1,047)     (1,775)
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Class C Shares                   472          42            76         285          (246)       (321)
                                   -----------   ---------   -----------   ---------   -----------   ---------

Advisor Shares
    Shares issued                          629         262           528         158         1,729         788
    Dividends reinvested                    84          --            --          --            --          --
    Shares redeemed                       (133)        (71)           --         (87)         (133)        (69)
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Advisor Shares                   580         191           528          71         1,596         719
                                   -----------   ---------   -----------   ---------   -----------   ---------

Select Shares
    Shares issued                           NA          NA            NA          NA            NA          NA
    Shares redeemed                         NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Select Shares                     NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------

Preferred Shares
    Shares issued                           NA          NA            NA          NA            NA          NA
    Dividends reinvested                    NA          NA            NA          NA            NA          NA
    Shares redeemed                         NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Preferred Shares                  NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------

Trust Shares
    Shares issued                           NA          NA            NA          NA            NA          NA
    Dividends reinvested                    NA          NA            NA          NA            NA          NA
    Shares redeemed                         NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------
    Total Trust Shares                      NA          NA            NA          NA            NA          NA
                                   -----------   ---------   -----------   ---------   -----------   ---------
Change from capital transactions   $  (101,610)  $(150,994)  $    (9,456)  $  75,340   $     7,034   $ 121,606
                                   ===========   =========   ===========   =========   ===========   =========




                                     LARGE CAP CORE FUND         EQUITY INDEX FUND            BALANCED FUND
                                   ------------------------  -------------------------  ------------------------
                                   SIX MONTHS       YEAR     SIX MONTHS        YEAR      SIX MONTHS      YEAR
                                     ENDED         ENDED        ENDED         ENDED        ENDED        ENDED
                                   JANUARY 31,    JULY 31,   JANUARY 31,     JULY 31,    JANUARY 31,   JULY 31,
                                     2004 (a)       2003     2004 (a) (b)      2003        2004 (a)     2003
                                   -----------   ---------   ------------   ---------   ------------   --------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                  $     1,228   $  38,891   $     67,893   $ 137,684   $      3,750   $ 31,468
    Dividends reinvested                   213       1,343          2,388       5,933            998      2,514
    Shares redeemed                    (79,307)   (379,356)      (509,139)   (214,448)       (45,175)   (53,940)
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Institutional Shares         (77,866)   (339,122)      (438,858)    (70,831)       (40,427)   (19,958)
                                   -----------   ---------   ------------   ---------   ------------   --------

Class A Shares
    Shares issued                        6,074       3,436         81,112      51,715         18,562     11,884
    Dividends reinvested                    96         159            450         315            447        976
    Shares redeemed                     (2,872)     (6,717)       (49,075)    (45,920)       (13,055)   (23,423)
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Class A Shares                 3,298      (3,122)        32,487       6,110          5,954    (10,563)
                                   -----------   ---------   ------------   ---------   ------------   --------

Class B Shares
    Shares issued                          169         254            800       1,155            463      2,101
    Dividends reinvested                    --^          1             11          10             27         97
    Shares redeemed                        (45)        (95)           (98)       (262)        (1,192)    (2,765)
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Class B Shares                   124         160            713         903           (702)      (567)
                                   -----------   ---------   ------------   ---------   ------------   --------

Class C Shares
    Shares issued                           39           9            464       1,121            515      2,040
    Dividends reinvested                    --^         --^             6           4             12         38
    Shares redeemed                         (8)         (2)          (498)       (196)          (747)    (1,543)
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Class C Shares                    31           7            (28)        929           (220)       535
                                   -----------   ---------   ------------   ---------   ------------   --------

Advisor Shares
    Shares issued                           NA          NA            436         295             66         62
    Dividends reinvested                    NA          NA              3           1              1          1
    Shares redeemed                         NA          NA           (101)         (1)            (8)        (1)
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Advisor Shares                    NA          NA            338         295             59         62
                                   -----------   ---------   ------------   ---------   ------------   --------

Select Shares
    Shares issued                           NA          NA         10,453          NA             NA         NA
    Shares redeemed                         NA          NA           (153)         NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Select Shares                     NA          NA         10,300          NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------

Preferred Shares
    Shares issued                           NA          NA        151,297          NA             NA         NA
    Dividends reinvested                    NA          NA            590          NA             NA         NA
    Shares redeemed                         NA          NA        (13,191)         NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Preferred Shares                  NA          NA        138,696          NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------

Trust Shares
    Shares issued                           NA          NA         93,011          NA             NA         NA
    Dividends reinvested                    NA          NA             48          NA             NA         NA
    Shares redeemed                         NA          NA         (8,661)         NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------
    Total Trust Shares                      NA          NA         84,398          NA             NA         NA
                                   -----------   ---------   ------------   ---------   ------------   --------
Change from capital transactions   $   (74,413)  $(342,077)  $   (171,954)  $ (62,594)  $    (35,336)  $(30,491)
                                   ===========   =========   ============   =========   ============   ========




                                                                           FIFTH THIRD FUNDS
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNT IN THOUSANDS)
---------------------------------------------------------------------------------------------

                                     MICRO CAP VALUE FUND
                                   ------------------------
                                   SIX MONTHS       YEAR
                                     ENDED         ENDED
                                   JANUARY 31,    JULY 31,
                                     2004 (a)       2003
                                   -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                  $    54,000   $  70,029
    Dividends reinvested                 7,200         469
    Shares redeemed                    (17,903)    (40,901)
                                   -----------   ---------
    Total Institutional Shares          43,297      29,597
                                   -----------   ---------

Class A Shares
    Shares issued                       28,173      14,353
    Dividends reinvested                 1,709          35
    Shares redeemed                     (7,123)     (4,079)
                                   -----------   ---------
    Total Class A Shares                22,759      10,309
                                   -----------   ---------

Class B Shares
    Shares issued                        1,933         990
    Dividends reinvested                   337          22
    Shares redeemed                       (354)       (579)
                                   -----------   ---------
    Total Class B Shares                 1,916         433
                                   -----------   ---------

Class C Shares
    Shares issued                        2,957         463
    Dividends reinvested                   167           5
    Shares redeemed                       (222)       (292)
                                   -----------   ---------
    Total Class C Shares                 2,902         176
                                   -----------   ---------

Advisor Shares
    Shares issued                       17,804       6,924
    Dividends reinvested                 1,930         119
    Shares redeemed                     (5,664)     (7,206)
                                   -----------   ---------
    Total Advisor Shares                14,070        (163)
                                   -----------   ---------

Select Shares
    Shares issued                           NA          NA
    Shares redeemed                         NA          NA
                                   -----------   ---------
    Total Select Shares                     NA          NA
                                   -----------   ---------

Preferred Shares
    Shares issued                           NA          NA
    Dividends reinvested                    NA          NA
    Shares redeemed                         NA          NA
                                   -----------   ---------
    Total Preferred Shares                  NA          NA
                                   -----------   ---------

Trust Shares
    Shares issued                           NA          NA
    Dividends reinvested                    NA          NA
    Shares redeemed                         NA          NA
                                   -----------   ---------
    Total Trust Shares                      NA          NA
                                   -----------   ---------
Change from capital transactions   $    84,944   $  40,352
                                   ===========   =========


___________________
(a) Unaudited.
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 110-111 spread


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

                                  SMALL CAP GROWTH FUND    MID CAP GROWTH FUND          QUALITY GROWTH FUND
                                  ----------------------  ----------------------     --------------------------
                                  SIX MONTHS     YEAR     SIX MONTHS     YEAR        SIX MONTHS         YEAR
                                    ENDED       ENDED       ENDED       ENDED           ENDED          ENDED
                                  JANUARY 31,  JULY 31,   JANUARY 31,   JULY 31,     JANUARY 31,      JULY 31,
                                    2004 (a)    2003       2004 (a)      2003         2004 (a)          2003
                                 ------------ ----------  -----------  ---------     -----------     ----------
SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                       1,687      9,065        3,294     19,279           6,636         24,210
    Dividends reinvested                2,101         --           --         --              --              2
    Shares redeemed                   (10,617)   (19,861)      (5,111)   (11,658)         (7,388)       (12,126)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Institutional Shares         (6,829)   (10,796)      (1,817)     7,621            (752)        12,086
                                 ------------  ---------  -----------   --------     -----------     ----------
Class A Shares
    Shares issued                         799      4,684        4,866      2,781           2,604         22,353
    Dividends reinvested                  146         --           --         --              --             --
    Shares redeemed                      (180)    (4,850)      (3,851)    (2,763)         (1,460)       (24,690)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class A Shares                  765       (166)       1,015         18           1,144         (2,337)
                                 ------------  ---------  -----------   --------     -----------     ----------
Class B Shares
    Shares issued                          18         39           53         84             118            239
    Dividends reinvested                   10         --           --         --              --             --
    Shares redeemed                        (8)       (13)         (32)       (82)            (82)          (295)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class B Shares                   20         26           21          2              36            (56)
                                 ------------  ---------  -----------   --------     -----------     ----------
Class C Shares
    Shares issued                          27         10           29         51              56            121
    Dividends reinvested                    4         --           --         --              --             --
    Shares redeemed                        (3)        (7)         (22)       (25)            (73)          (151)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class C Shares                   28          3            7         26             (17)           (30)
                                 ------------  ---------  -----------   --------     -----------     ----------
Advisor Shares
    Shares issued                          36         19           41         15             115             63
    Dividends reinvested                    5         --           --         --              --             --
    Shares redeemed                        (8)        (5)          --         (9)             (9)            (6)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Advisor Shares                   33         14           41          6             106             57
                                 ------------  ---------  -----------   --------     -----------     ----------
Select Shares
    Shares issued                          NA         NA           NA         NA              NA             NA
    Shares redeemed                        NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Select Shares                    NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
Preferred Shares
    Shares issued                          NA         NA           NA         NA              NA             NA
    Dividends reinvested                   NA         NA           NA         NA              NA             NA
    Shares redeemed                        NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Preferred Shares                 NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------

Trust Shares
    Shares issued                          NA         NA           NA         NA              NA             NA
    Dividends reinvested                   NA         NA           NA         NA              NA             NA
    Shares redeemed                        NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Trust Shares                     NA         NA           NA         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
Change from share transactions         (5,983)   (10,919)        (733)     7,673             517          9,720
                                 ============  =========  ===========   ========     ===========     ==========


                                   LARGE CAP CORE FUND       EQUITY INDEX FUND             BALANCED FUND
                                  ----------------------  ----------------------     --------------------------
                                  SIX MONTHS     YEAR     SIX MONTHS     YEAR        SIX MONTHS         YEAR
                                    ENDED       ENDED       ENDED       ENDED           ENDED          ENDED
                                  JANUARY 31,  JULY 31,   JANUARY 31,   JULY 31,     JANUARY 31,      JULY 31,
                                    2004 (a)    2003      2004 (a)(b)    2003         2004 (a)          2003
                                 ------------ ----------  -----------  ---------     -----------     ----------
SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                         101      3,552        3,410      7,966             316          2,874
    Dividends reinvested                   17        126          119        348              83            231
    Shares redeemed                    (6,481)   (34,872)     (25,192)   (12,426)         (3,807)        (4,939)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Institutional Shares         (6,363)   (31,194)     (21,663)    (4,112)         (3,408)        (1,834)
                                 ------------  ---------  -----------   --------     -----------     ----------

Class A Shares
    Shares issued                         490        323        4,154      3,101           1,580          1,078
    Dividends reinvested                    8         15           22         18              38             90
    Shares redeemed                      (227)      (625)      (2,535)    (2,777)         (1,097)        (2,158)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class A Shares                  271       (287)       1,641        342             521           (990)
                                 ------------  ---------  -----------   --------     -----------     ----------
Class B Shares
    Shares issued                          15         24           40         66              41            195
    Dividends reinvested                   -- ^       -- ^          1          1               2              9
    Shares redeemed                        (4)        (9)          (5)       (15)           (102)          (259)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class B Shares                   11         15           36         52             (59)           (55)
                                 ------------  ---------  -----------   --------     -----------     ----------
Class C Shares
    Shares issued                           4         -- ^         24         65              45            193
    Dividends reinvested                  -- ^        -- ^         -- ^       -- ^             1              4
    Shares redeemed                       (1)         -- ^        (26)       (11)            (63)          (145)
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Class C Shares                    3         -- ^         (2)        54             (17)            52
                                 ------------  ---------  -----------   --------     -----------     ----------
Advisor Shares
    Shares issued                          NA         NA           22         17               6              5
    Dividends reinvested                   NA         NA           -- ^       -- ^            -- ^           -- ^
    Shares redeemed                        NA         NA           (5)        -- ^            (1)            -- ^
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Advisor Shares                   NA         NA           17         17               5              5
                                 ------------  ---------  -----------   --------     -----------     ----------
Select Shares
    Shares issued                          NA         NA          505         NA              NA             NA
    Shares redeemed                        NA         NA           (7)        NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Select Shares                    NA         NA          498         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
Preferred Shares
    Shares issued                          NA         NA        7,532         NA              NA             NA
    Dividends reinvested                   NA         NA           28         NA              NA             NA
    Shares redeemed                        NA         NA         (630)        NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Preferred Shares                 NA         NA        6,930         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
Trust Shares
    Shares issued                          NA         NA        4,678         NA              NA             NA
    Dividends reinvested                   NA         NA            2         NA              NA             NA
    Shares redeemed                        NA         NA         (427)        NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
    Total Trust Shares                     NA         NA        4,253         NA              NA             NA
                                 ------------  ---------  -----------   --------     -----------     ----------
Change from share transactions         (6,078)   (31,466)      (8,290)    (3,647)         (2,958)        (2,822)
                                 ============  =========  ===========   ========     ===========     ==========


                                                                           FIFTH THIRD FUNDS
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNT IN THOUSANDS)
---------------------------------------------------------------------------------------------

                                   MICRO CAP VALUE FUND
                                 -----------------------
                                  SIX MONTHS      YEAR
                                     ENDED       ENDED
                                  JANUARY 31,   JULY 31,
                                   2004 (a)       2003
                                 ------------  ---------

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                       5,740     11,089
    Dividends reinvested                  770         77
    Shares redeemed                   (1,921)     (6,613)
                                 ------------  ---------
    Total Institutional Shares          4,589      4,553
                                 ------------  ---------
Class A Shares
    Shares issued                       3,072      2,083
    Dividends reinvested                  186          6
    Shares redeemed                      (754)      (689)
                                 ------------  ---------
    Total Class A Shares                2,504      1,400
                                 ------------  ---------
Class B Shares
    Shares issued                         213        156
    Dividends reinvested                   37          4
    Shares redeemed                       (39)       (94)
                                 ------------  ---------
    Total Class B Shares                  211         66
                                 ------------  ---------
Class C Shares
    Shares issued                         329         72
    Dividends reinvested                   18          1
    Shares redeemed                       (25)       (50)
                                 ------------  ---------
    Total Class C Shares                  322         23
                                 ------------  ---------
Advisor Shares
    Shares issued                       1,921      1,030
    Dividends reinvested                  211         20
    Shares redeemed                      (613)    (1,155)
                                 ------------  ---------
    Total Advisor Shares                1,519       (105)
                                 ------------  ---------
Select Shares
    Shares issued                          NA         NA
    Shares redeemed                        NA         NA
                                 ------------  ---------
    Total Select Shares                    NA         NA
                                 ------------  ---------
Preferred Shares
    Shares issued                          NA         NA
    Dividends reinvested                   NA         NA
    Shares redeemed                        NA         NA
                                 ------------  ---------
    Total Preferred Shares                 NA         NA
                                 ------------  ---------
Trust Shares
    Shares issued                          NA         NA
    Dividends reinvested                   NA         NA
    Shares redeemed                        NA         NA
                                 ------------  ---------
    Total Trust Shares                     NA         NA
                                 ------------  ---------
Change from share transactions          9,145      5,937
                                 ============  =========

---------------------------------------
(a) Unaudited.
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to January 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars/shares.


                        SEE NOTES TO FINANCIAL STATMENTS

                                 112-113 Spread


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------


                                                                                               DISCIPLINED LARGE CAP
                                        SMALL CAP VALUE FUND       MULTI CAP VALUE FUND             VALUE FUND
                                      -------------------------  --------------------------   -------------------------
                                       SIX MONTHS      PERIOD     SIX MONTHS       YEAR        SIX MONTHS      YEAR
                                         ENDED         ENDED        ENDED         ENDED          ENDED         ENDED
                                      JANUARY 31,     JULY 31,    JANUARY 31,    JULY 31,      JANUARY 31,    JULY 31,
                                        2004 (a)      2003 (b)     2004 (a)        2003          2004 (a)       2003
                                      -----------   -----------  ------------   -----------    -----------   ----------
  CAPITAL TRANSACTIONS:
  Institutional Shares
      Shares issued                   $  14,956     $  69,536     $  36,761     $  145,360     $  95,794     $  271,093
      Dividends reinvested                3,940            --           714             --        13,161          3,450
      Shares redeemed                   (15,677)       (4,795)      (32,514)       (42,995)      (42,842)       (58,036)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Institutional Shares          3,219        64,741         4,961        102,365        66,113        216,507
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class A Shares
      Shares issued                         858           230         7,971        173,850        13,731          4,193
      Dividends reinvested                   29            --            90             --           634            321
      Shares redeemed                      (136)          (27)       (2,087)      (174,716)       (8,450)        (4,113)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class A Shares                  751           203         5,974           (866)        5,915            401
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class B Shares
      Shares issued                          87            96         1,321          2,576           556            786
      Dividends reinvested                    8            --            51            --            122             58
      Shares redeemed                       (11)           --          (816)        (2,169)         (346)          (582)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class B Shares                   84            96           556            407           332            262
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class C Shares
      Shares issued                         454            14           960            842           548            295
      Dividends reinvested                   17            --             7             --            41             14
      Shares redeemed                       (59)           --          (241)          (680)         (105)           (76)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class C Shares                  412            14           726            162           484            233
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Advisor Shares
      Shares issued                         489           201         4,512          3,535            NA             NA
      Dividends reinvested                   21            --           128             --            NA             NA
      Shares redeemed                      (109)           --        (6,436)       (10,992)           NA             NA
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Advisor Shares                  401           201        (1,796)        (7,457)           NA             NA
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Change from capital transactions    $   4,867     $  65,255     $  10,421     $   94,611     $  72,844     $  217,403
                                      =========     =========     =========     ==========     =========     ==========

  SHARE TRANSACTIONS:
  Institutional Shares
      Shares issued                         793         4,435         1,760          9,108         7,734         26,178
      Dividends reinvested                  206            --            33            --          1,056            321
      Shares redeemed                      (846)         (286)       (1,585)        (2,659)       (3,461)        (5,616)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Institutional Shares            153         4,149           208          6,449         5,329         20,883
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class A Shares
      Shares issued                          44            14           384         11,165         1,076            390
      Dividends reinvested                    2            --             4             --            51             30
      Shares redeemed                        (7)           (2)          (98)       (11,266)         (642)          (391)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class A Shares                   39            12           290           (101)          485             29
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class B Shares
      Shares issued                           5             6            65            160            43             75
      Dividends reinvested                   -- ^          --             2            --             10              5
      Shares redeemed                        (1)           --           (40)          (139)          (27)           (56)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class B Shares                    4             6            27             21            26             24
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Class C Shares
      Shares issued                          23             1            45             51            45             29
      Dividends reinvested                    1            --            -- ^           --             3              1
      Shares redeemed                        (3)           --           (11)           (44)           (8)            (8)
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Class C Shares                   21             1            34              7            40             22
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Advisor Shares
      Shares issued                          26            12           217            220            NA             NA
      Dividends reinvested                    1            --             6             --            NA             NA
      Shares redeemed                        (6)           --          (304)          (687)           NA             NA
                                      ---------     ---------     ---------     ----------     ---------     ----------
      Total Advisor Shares                   21            12           (81)          (467)           NA             NA
                                      ---------     ---------     ---------     ----------     ---------     ----------
  Change from share transactions            238         4,180           478          5,909         5,880         20,958
                                      =========     =========     =========     ==========     =========     ==========




                                          LIFEMODEL             LIFEMODEL MODERATELY            LIFEMODEL
                                      AGGRESSIVE FUND SM         AGGRESSIVE FUND SM          MODERATE FUND SM
                                   ------------------------  --------------------------  ------------------------
                                    SIX MONTHS     PERIOD     SIX MONTHS      PERIOD     SIX MONTHS    PERIOD
                                      ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                   JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                                    2004 (a)      2003 (c)     2004 (a)      2003 (c)     2004 (a)     2003 (c)
                                   -----------   ----------  ------------   ----------- -----------  ---------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                  $  12,974    $  34,635    $  16,366    $  63,887    $  18,781    $  70,787
    Dividends reinvested                 823           58        1,274          272        1,393          447
    Shares redeemed                  (14,788)      (8,570)     (24,422)     (10,742)     (22,109)      (6,650)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Institutional Shares          (991)      26,123       (6,782)      53,417       (1,935)      64,584
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
    Shares issued                     17,062        9,473       41,614       32,101       45,570       30,233
    Dividends reinvested                 502            5        1,321           77        1,182          144
    Shares redeemed                   (1,720)         (64)      (6,972)        (592)      (4,455)      (3,365)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class A Shares              15,844        9,414       35,963       31,586       42,297       27,012
                                   ---------    ---------    ---------    ---------    ---------    ---------
Class B Shares
    Shares issued                      4,538        3,333       13,862       12,080       12,469       14,479
    Dividends reinvested                 149           -- ^        399            9          418           37
    Shares redeemed                     (267)        (138)      (1,011)        (491)      (1,107)        (754)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class B Shares               4,420        3,195       13,250       11,598       11,780       13,762
                                   ---------    ---------    ---------    ---------    ---------    ---------
Class C Shares
    Shares issued                      1,384          493        2,995        1,351        3,269        1,360
    Dividends reinvested                  29           -- ^         62            1           70            3
    Shares redeemed                     (294)          (3)        (178)         (52)        (282)         (92)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class C Shares               1,119          490        2,879        1,300        3,057        1,271
                                   ---------    ---------    ---------    ---------    ---------    ---------
Advisor Shares
    Shares issued                         NA           NA           NA           NA           NA           NA
    Dividends reinvested                  NA           NA           NA           NA           NA           NA
    Shares redeemed                       NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Advisor Shares                  NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
Change from capital transactions   $  20,392    $  39,222    $  45,310    $  97,901    $  55,199    $ 106,629
                                   =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      1,046        3,655        1,313        6,363        1,619        7,142
    Dividends reinvested                  66            6          102           25          121           43
    Shares redeemed                   (1,201)        (805)      (1,983)        (982)      (1,946)        (642)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Institutional Shares           (89)       2,856         (568)       5,406         (206)       6,543
                                   ---------    ---------    ---------    ---------    ---------    ---------
Class A Shares
    Shares issued                      1,385          898        3,381        2,966        3,972        2,964
    Dividends reinvested                  40           -- ^        106            7          102           14
    Shares redeemed                     (137)          (7)        (545)         (55)        (385)        (325)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class A Shares               1,288          891        2,942        2,918        3,689        2,653
                                   ---------    ---------    ---------    ---------    ---------    ---------
Class B Shares
    Shares issued                        371          331        1,129        1,137        1,096        1,414
    Dividends reinvested                  12           -- ^         32            1           36            4
    Shares redeemed                      (21)         (13)         (82)         (46)         (97)         (75)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class B Shares                 362          318        1,079        1,092        1,035        1,343
                                   ---------    ---------    ---------    ---------    ---------    ---------
Class C Shares
    Shares issued                        113           47          244          125          289          130
    Dividends reinvested                   2           -- ^          5           -- ^          6           -- ^
    Shares redeemed                      (24)          -- ^        (14)          (5)         (24)          (8)
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Class C Shares                  91           47          235          120          271          122
                                   ---------    ---------    ---------    ---------    ---------    ---------
Advisor Shares
    Shares issued                         NA           NA           NA           NA           NA           NA
    Dividends reinvested                  NA           NA           NA           NA           NA           NA
    Shares redeemed                       NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total Advisor Shares                  NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
Change from share transactions         1,652        4,112        3,688        9,536        4,789       10,661
                                   =========    =========    =========    =========    =========    =========


                                                                           FIFTH THIRD FUNDS
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNT IN THOUSANDS)
---------------------------------------------------------------------------------------------
                                        LIFEMODEL MODERATELY
                                        CONSERVATIVE FUND SM
                                      -------------------------
                                      SIX MONTHS      PERIOD
                                        ENDED         ENDED
                                      JANUARY 31,     JULY 31,
                                       2004 (a)       2003 (c)
                                      -----------   -----------
  CAPITAL TRANSACTIONS:
  Institutional Shares
      Shares issued                   $   8,183     $  46,382
      Dividends reinvested                1,148           346
      Shares redeemed                   (15,091)      (10,261)
                                      ---------      --------
      Total Institutional Shares         (5,760)       36,467
                                      ---------      --------

  Class A Shares
      Shares issued                     16,119        20,132
      Dividends reinvested                 906            94
      Shares redeemed                   (2,588)       (1,384)
                                      --------      --------
      Total Class A Shares              14,437        18,842
                                      --------      --------
  Class B Shares
      Shares issued                      6,926         8,987
      Dividends reinvested                 372            38
      Shares redeemed                     (637)         (421)
                                      --------      --------
      Total Class B Shares               6,661         8,604
                                      --------      --------
  Class C Shares
      Shares issued                      1,518         1,128
      Dividends reinvested                  47             4
      Shares redeemed                     (236)         (160)
                                      --------      --------
      Total Class C Shares               1,329           972
                                      --------      --------
  Advisor Shares
      Shares issued                         NA            NA
      Dividends reinvested                  NA            NA
      Shares redeemed                       NA            NA
                                      --------      --------
      Total Advisor Shares                  NA            NA
                                      --------      --------
  Change from capital transactions    $ 16,667      $ 64,885
                                      ========      ========

  SHARE TRANSACTIONS:
  Institutional Shares
      Shares issued                        740         4,756
      Dividends reinvested                 104            33
      Shares redeemed                   (1,373)         (983)
                                      --------      --------
      Total Institutional Shares          (529)        3,806
                                      --------      --------
  Class A Shares
      Shares issued                      1,464         1,965
      Dividends reinvested                  82             9
      Shares redeemed                     (233)         (140)
                                      --------      --------
      Total Class A Shares               1,313         1,834
                                      --------      --------
  Class B Shares
      Shares issued                        633           897
      Dividends reinvested                  34             4
      Shares redeemed                      (57)          (42)
                                      --------      --------
      Total Class B Shares                 610           859
                                      --------      --------
  Class C Shares
      Shares issued                        138           112
      Dividends reinvested                   4            -- ^
      Shares redeemed                      (21)          (16)
                                      --------      --------
      Total Class C Shares                 121            96
                                      --------      --------
  Advisor Shares
      Shares issued                         NA            NA
      Dividends reinvested                  NA            NA
      Shares redeemed                       NA            NA
                                      --------      --------
      Total Advisor Shares                  NA            NA
                                      --------      --------
  Change from share transactions         1,515         6,595
                                      ========      ========


____________________
(a) Unaudited.
(b) Reflects operations for the peroid from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(c) Reflects operations for the peroid from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars/shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 114-115 Spread



FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

                                         LIFEMODEL                                              SELECT
                                    CONSERVATIVE FUND SM  STRATEGIC INCOME FUND               STOCK FUND
                                  ----------------------  ----------------------     --------------------------
                                  SIX MONTHS     PERIOD    SIX MONTHS     YEAR        SIX MONTHS        YEAR
                                     ENDED       ENDED      ENDED        ENDED          ENDED           ENDED
                                  JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,     JANUARY 31,      JULY 31,
                                   2004 (a)     2003 (b)    2004 (a)      2003          2004 (a)         2003
                                  -----------  ---------  -----------   --------     -----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued                  $     3,223  $  18,975  $    34,187   $ 61,812     $       753     $    3,179
   Shares issued in merger                 --         --           --         --              --             --
   Dividends reinvested                   383        191          334        291              --             --
   Shares redeemed                     (7,497)    (3,965)     (11,408)    (5,919)         (5,737)        (5,141)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Institutional Shares         (3,891)     15,201       23,113     56,184          (4,984)        (1,962)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class A Shares
   Shares issued                       10,430     10,175           NA         NA           2,706            812
   Shares issued in merger                 --         --           NA         NA              --             --
   Dividends reinvested                   441        106           NA         NA              --             --
   Shares redeemed                     (3,193)    (1,213)          NA         NA          (1,068)        (1,675)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class A Shares                 7,678      9,068           NA         NA           1,638           (863)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class B Shares
   Shares issued                        4,271      9,135           NA         NA              84            108
   Shares issued in merger                 --         --           NA         NA              --             --
   Dividends reinvested                   254         65           NA         NA              --             --
   Shares redeemed                     (1,963)      (678)          NA         NA             (30)           (43)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class B Shares                 2,562      8,522           NA         NA              54             65
                                  -----------  ---------  -----------   --------     -----------     ----------
Class C Shares
   Shares issued                        2,995      2,253       13,257     32,526               7              6
   Shares issued in merger                 --         --           --         --              --             --
   Dividends reinvested                    97         13          631        487              --             --
   Shares redeemed                       (507)      (119)      (7,955)    (3,069)           (131)          (105)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class C Shares                 2,585      2,147        5,933     29,944            (124)           (99)
                                  -----------  ---------  -----------   --------     -----------     ----------
Advisor Shares
   Shares issued                           NA         NA       10,499     23,160              NA             NA
   Shares issued in merger                 NA         NA           --         --              NA             NA
   Dividends reinvested                    NA         NA          726      1,187              NA             NA
   Shares redeemed                         NA         NA      (9,583)   (19,863)              NA             NA
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Advisor Shares                    NA         NA        1,642      4,484              NA             NA
                                  -----------  ---------  -----------   --------     -----------     ----------
Change from capital transactions  $     8,934  $  34,938  $    30,688   $ 90,612     $    (3,416)    $   (2,859)
                                  ===========  =========  ===========   ========     ===========     ==========
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                          296      1,879        3,059      5,632              40            186
   Shares issued in merger                 --         --           --         --              --             --
   Dividends reinvested                    36         18           30         26              --             --
   Shares redeemed                       (691)      (378)      (1,030)      (537)           (307)          (299)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Institutional Shares            (359)     1,519        2,059      5,121            (267)          (113)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class A Shares
   Shares issued                          966        997           NA         NA             141             49
   Shares issued in merger                 --         --           NA         NA              --             --
   Dividends reinvested                    41         10           NA         NA              --             --
   Shares redeemed                      (293)      (116)           NA         NA             (55)           (99)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class A Shares                   714        891           NA         NA              86            (50)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class B Shares
   Shares issued                          398        896           NA         NA               5              7
   Shares issued in merger                 --         --           NA         NA              --             --
   Dividends reinvested                    24          6           NA         NA              --             --
   Shares redeemed                       (182)       (65)          NA         NA              (2)            (3)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class B Shares                   240        837           NA         NA               3              4
                                  -----------  ---------  -----------   --------     -----------     ----------
Class C Shares
   Shares issued                          278        221        1,194      2,958              --^            -- ^
   Shares issued in merger                 --         --           --         --              --             --
   Dividends reinvested                     9          1           57         45              --             --
   Shares redeemed                        (47)       (12)        (721)      (281)             (7)            (6)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class C Shares                   240        210          530      2,722              (7)            (6)
                                  -----------  ---------  -----------   --------     -----------     ----------
Advisor Shares
   Shares issued                           NA         NA          942      2,133              NA             NA
   Shares issued in merger                 NA         NA           --         --              NA             NA
   Dividends reinvested                    NA         NA           65        109              NA             NA
   Shares redeemed                         NA         NA         (857)    (1,848)             NA             NA
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Advisor Shares                    NA         NA          150        394              NA             NA
                                  -----------  ---------  -----------   --------     -----------     ----------
Change from share transactions            835      3,457        2,739      8,237            (185)          (165)
                                  ===========  =========  ===========   ========     ===========     ==========




                                                            INTERNATIONAL
                                     TECHNOLOGY FUND         EQUITY FUND                      BOND FUND
                                  ----------------------  ----------------------     --------------------------
                                  SIX MONTHS     YEAR     SIX MONTHS      YEAR        SIX MONTHS        YEAR
                                    ENDED       ENDED       ENDED        ENDED         ENDED           ENDED
                                  JANUARY 31,   JULY 31,  JANUARY 31,   JULY 31,     JANUARY 31,      JULY 31,
                                   2004 (a)       2003    2004 (a)(c)     2003         2004 (a)         2003
                                  -----------  ---------  -----------   --------     -----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued                  $    14,141   $  9,882   $   58,517   $ 76,577     $    23,514     $   47,722
   Shares issued in merger                 --         --      172,762         --              --             --
   Dividends reinvested                    --         --        2,209        571           1,609         4,943
   Shares redeemed                     (7,214)   (12,497)     (48,904)   (70,180)        (56,858)      (156,060)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Institutional Shares           6,927    (2,615)      184,584      6,968        (31,735)       (103,395)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class A Shares
   Shares issued                        4,594      2,131       13,203    104,039           8,302          8,055
   Shares issued in merger                 --         --        5,153         --              --             --
   Dividends reinvested                    --         --          165         10             361            669
   Shares redeemed                     (1,168)    (1,824)      (3,071)  (103,907)         (5,354)        (8,142)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class A Shares                 3,426        307       15,450        142           3,309            582
                                  -----------  ---------  -----------   --------     -----------     ----------
Class B Shares
   Shares issued                          652        375          150        121             265          2,249
   Shares issued in merger                 --         --           70         --              --             --
   Dividends reinvested                    --         --            2         --              83            228
   Shares redeemed                       (334)      (302)         (17)       (36)         (1,498)        (1,938)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class B Shares                   318         73          205         85         (1,150)            539
                                  -----------  ---------  -----------   --------     -----------     ----------
Class C Shares
   Shares issued                        1,521      1,439          286      4,447              10            502
   Shares issued in merger                 --         --          379         --              --             --
   Dividends reinvested                    --         --            1         --              13             39
   Shares redeemed                       (253)      (591)        (449)    (4,290)           (411)          (485)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class C Shares                 1,268        848          217        157           (388)             56
                                  -----------  ---------  -----------   --------     -----------     ----------
Advisor Shares
   Shares issued                          225         43          205         NA              78            388
   Shares issued in merger                 --         --       15,823         NA              --             --
   Dividends reinvested                    --         --           37         NA               8             21
   Shares redeemed                        (14)        (4)      (3,801)        NA            (144)          (398)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Advisor Shares                   211         39       12,264         NA            (58)             11
                                  -----------  ---------  -----------   --------     -----------     ----------
Change from capital transactions  $    12,150  $ (1,348)  $   212,720   $  7,352     $  (30,022)     $ (102,207)
                                  ===========  =========  ===========   ========     ===========     ==========
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                        1,305      1,503        7,017     10,771           2,329          4,677
   Shares issued in merger                 --         --       19,982         --              --             --
   Dividends reinvested                    --         --          252         81             159            487
   Shares redeemed                       (682)    (1,928)      (5,591)    (9,838)         (5,634)       (15,340)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Institutional Shares             623       (425)      21,660      1,014          (3,146)       (10,176)
                                  -----------  ---------  -----------   --------     -----------     ----------
Class A Shares
   Shares issued                          442        312        1,536     14,769             825            787
   Shares issued in merger                 --         --          595         --              --             --
   Dividends reinvested                    --         --           19          1              36             66
   Shares redeemed                       (114)      (299)        (360)   (14,604)           (530)          (798)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class A Shares                   328         13        1,790        166             331             55
                                  -----------  ---------  -----------   --------     -----------     ----------
Class B Shares
   Shares issued                           65         58           17         17              27            222
   Shares issued in merger                 --         --            8         --              --             --
   Dividends reinvested                    --         --           --         --               8             22
   Shares redeemed                        (31)       (46)          (2)        (5)           (149)          (190)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class B Shares                    34         12           23         12           (114)             54
                                  -----------  ---------  -----------   --------     -----------     ----------
CLASS C SHARES
   Shares issued                          147        181           35        676               2             49
   Shares issued in merger                 --         --           45         --              --             --
   Dividends reinvested                    --         --           --         --               1              4
   Shares redeemed                        (27)       (71)         (57)      (652)            (41)           (48)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Class C Shares                   120        110           23         24             (38)             5
                                  -----------  ---------  -----------   --------     -----------     ----------
Advisor Shares
   Shares issued                           21          6           23         NA               7             38
   Shares issued in merger                 --         --        1,826         NA              --             --
   Dividends reinvested                    --         --            4         NA               1              2
   Shares redeemed                         (1)        (1)        (435)        NA             (14)           (39)
                                  -----------  ---------  -----------   --------     -----------     ----------
   Total Advisor Shares                    20          5        1,418         NA              (6)             1
                                  -----------  ---------  -----------   --------     -----------     ----------
Change from share transactions          1,125       (285)      24,914      1,216          (2,973)       (10,061)
                                  ===========  =========  ===========   ========     ===========     ==========



                                                                           FIFTH THIRD FUNDS
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNT IN THOUSANDS)
---------------------------------------------------------------------------------------------

                                       INTERMEDIATE
                                       BOND FUND
                                 -----------------------
                                  SIX MONTHS     YEAR
                                   ENDED        ENDED
                                  JANUARY 31,   JULY 31,
                                   2004 (a)      2003
                                  -----------  ---------

CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued                     $ 94,659  $ 203,432
   Shares issued in merger                 --         --
   Dividends reinvested                 4,508     12,269
   Shares redeemed                   (133,183)  (247,530)
                                  -----------  ---------
   Total Institutional Shares         (34,016)   (31,829)
                                  -----------  ---------
Class A Shares
   Shares issued                       13,287     34,744
   Shares issued in merger                 --         --
   Dividends reinvested                   524      1,021
   Shares redeemed                     (9,749)   (31,428)
                                  -----------  ---------
   Total Class A Shares                 4,062      4,337
                                  -----------  ---------
Class B Shares
   Shares issued                          146      4,239
   Shares issued in merger                 --         --
   Dividends reinvested                    57        127
   Shares redeemed                     (1,101)    (1,361)
                                  -----------  ---------
   Total Class B Shares                  (898)     3,005
                                  -----------  ---------
Class C Shares
   Shares issued                          384      1,808
   Shares issued in merger                 --         --
   Dividends reinvested                    23         43
   Shares redeemed                       (638)      (306)
                                  -----------  ---------
   Total Class C Shares                  (231)     1,545
                                  -----------  ---------
Advisor Shares
   Shares issued                           NA         NA
   Shares issued in merger                 NA         NA
   Dividends reinvested                    NA         NA
   Shares redeemed                         NA         NA
                                  -----------  ---------
   Total Advisor Shares                    NA         NA
                                  -----------  ---------

Change from capital transactions   $ (31,083)  $ (22,942)
                                  ===========  =========
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                        9,367     19,910
   Shares issued in merger                 --         --
   Dividends reinvested                   445      1,208
   Shares redeemed                    (13,157)   (24,255)
                                  -----------  ---------
   Total Institutional Shares          (3,345)    (3,137)
                                  -----------  ---------
Class A Shares
   Shares issued                        1,312      3,395
   Shares issued in merger                 --         --
   Dividends reinvested                    52        100
   Shares redeemed                       (963)    (3,065)
                                  -----------  ---------
   Total Class A Shares                   401        430
                                  -----------  ---------
Class B Shares
   Shares issued                           14        417
   Shares issued in merger                 --         --
   Dividends reinvested                     6         13
   Shares redeemed                       (109)      (133)
                                  -----------  ---------
   Total Class B Shares                   (89)       297
                                  -----------  ---------
Class C Shares
   Shares issued                           38        177
   Shares issued in merger                 --         --
   Dividends reinvested                     2          4
   Shares redeemed                        (63)       (30)
                                  -----------  ---------
   Total Class C Shares                   (23)       151
                                  -----------  ---------
Advisor Shares
   Shares issued                           NA         NA
   Shares issued in merger                 NA         NA
   Dividends reinvested                    NA         NA
   Shares redeemed                         NA         NA
                                  -----------  ---------
   Total Advisor Shares                    NA         NA
                                  -----------  ---------
Change from share transactions         (3,056)    (2,259)
                                  ===========  =========

_______________
(a) Unaudited.
(b) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
(c) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to January 31, 2004 for Advisor Shares.
 ^  Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS


                                 116-117 Spread



FITH THIRD FUNDS
STATEMENTS FO CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------


                                                                         U.S. GOVERNMENT
                                        SHORT TERM BOND FUND                BOND FUND
                                    ---------------------------    ---------------------------
                                     SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                        ENDED          ENDED          ENDED           ENDED
                                    JANUARY 31,       JULY 31,      JANUARY 31,      JULY 31,
                                    2004 (a)(b)        2003         2004 (A)          2003
                                    -----------     -----------    -----------     -----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                   $    88,936     $   339,109    $     3,938     $    16,333
    Dividends reinvested                  3,160           8,760          1,037           1,749
    Shares redeemed                    (135,099)       (158,490)       (12,466)        (17,578)
                                    -----------     -----------    -----------     -----------
    Total Institutional Shares .        (43,003)        189,379         (7,491)            504
                                    -----------     -----------    -----------     -----------

Class A Shares
    Shares issued                         7,216          62,217         28,118          31,077
    Dividends reinvested                    387             716            875             386
    Shares redeemed                     (13,785)        (47,630)        (5,919)        (28,293)
                                    -----------     -----------    -----------     -----------
    Total Class A Shares                 (6,182)         15,303         23,074           3,170
                                    -----------     -----------    -----------     -----------

Class B Shares
    Shares issued                            NA              NA             NA              NA
    Dividends reinvested                     NA              NA             NA              NA
    Shares redeemed                          NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------
    Total Class B Shares                     NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------

Class C Shares
    Shares issued                           277              NA            211          10,930
    Dividends reinvested                      1              NA            155             152
    Shares redeemed                          --              NA         (3,898)         (3,473)
                                    -----------     -----------    -----------     -----------
    Total Class C Shares                    278              NA         (3,532)          7,609
                                    -----------     -----------    -----------     -----------

Advisor Shares
    Shares issued                            NA              NA             NA              NA
    Dividends reinvested                     NA              NA             NA              NA
    Shares redeemed                          NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------
    Total Advisor Shares                     NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------


Change from capital transactions    $   (48,907)    $   204,682    $    12,051     $    11,283
                                    ===========     ===========    ===========     ===========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                         9,126          34,436            380           1,550
    Dividends reinvested                    325             892            102             167
    Shares redeemed                     (13,858)        (16,098)        (1,208)         (1,667)
                                    -----------     -----------    -----------     -----------
    Total Institutional Shares .         (4,407)         19,230           (726)             50
                                    -----------     -----------    -----------     -----------

Class A Shares
    Shares issued                           741           6,323          2,741           2,949
    Dividends reinvested                     40              73             85              37
    Shares redeemed                      (1,414)         (4,846)          (573)         (2,686)
                                    -----------     -----------    -----------     -----------
    Total Class A Shares                   (633)          1,550          2,253             300
                                    -----------     -----------    -----------     -----------

Class B Shares
    Shares issued                            NA              NA             NA              NA
    Dividends reinvested                     NA              NA             NA              NA
    Shares redeemed                          NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------
    Total Class B Shares                     NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------

Class C Shares
    Shares issued                            29              NA             21           1,043
    Dividends reinvested                     --^             NA             15              15
    Shares redeemed                          --              NA           (381)           (332)
                                    -----------     -----------    -----------     -----------
    Total Class C Shares                     29              NA           (345)            726
                                    -----------     -----------    -----------     -----------

Advisor Shares
    Shares issued                            NA              NA             NA              NA
    Dividends reinvested                     NA              NA             NA              NA
    Shares redeemed                          NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------
    Total Advisor Shares                     NA              NA             NA              NA
                                    -----------     -----------    -----------     -----------
Change from share transactions .         (5,011)         20,780          1,182           1,076
                                    ===========     ===========    ===========     ===========



                                                                      INTERMEDIATE
                                        MUNCIPAL BOND FUND          MUNCIPAL BOND FUND
                                    -------------------------     -------------------------
                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                       ENDED         ENDED          ENDED          ENDED
                                    JANUARY 31,     JULY 31,      JANUARY 31,      JULY 31,
                                     2004 (a)         2003         2004 (a)          2003
                                    ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                   $    5,887     $   18,993     $    9,929     $   21,551
    Dividends reinvested                 1,167          1,509          2,609          2,487
    Shares redeemed                    (12,963)       (48,759)       (31,788)       (61,758)
                                    ----------     ----------     ----------     ----------
    Total Institutional Shares          (5,909)       (28,257)       (19,250)       (37,720)
                                    ----------     ----------     ----------     ----------
Class A Shares
    Shares issued                        6,530         16,253          6,051         18,912
    Dividends reinvested                    65             74            103            138
    Shares redeemed                     (6,276)       (15,970)        (5,687)       (19,161)
                                    ----------     ----------     ----------     ----------
    Total Class A Shares                   319            357            467           (111)
                                    ----------     ----------     ----------     ----------
Class B Shares
    Shares issued                          132            738            351            877
    Dividends reinvested                    29             28             22             20
    Shares redeemed                        (45)           (33)          (114)          (109)
                                    ----------     ----------     ----------     ----------
    Total Class B Shares                   116            733            259            788
                                    ----------     ----------     ----------     ----------
Class C Shares
    Shares issued                           89            680             83            602
    Dividends reinvested                    12             15             12             22
    Shares redeemed                       (188)          (342)          (538)          (161)
                                    ----------     ----------     ----------     ----------
    Total Class C Shares                   (87)           353           (443)           463
                                    ----------     ----------     ----------     ----------
Advisor Shares
    Shares issued                           54            242             NA             NA
    Dividends reinvested                    10             12             NA             NA
    Shares redeemed                        (15)           (34)            NA             NA
                                    ----------     ----------     ----------     ----------
    Total Advisor Shares                    49            220             NA             NA
                                    ----------     ----------     ----------     ----------

Change from capital transactions    $   (5,512)    $  (26,594)    $  (18,967)    $  (36,580)
                                    ==========     ==========     ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                          556          1,763            921          1,979
    Dividends reinvested                   110            143            244            232
    Shares redeemed                     (1,219)        (4,523)        (2,952)        (5,683)
                                    ----------     ----------     ----------     ----------
    Total Institutional Shares            (553)        (2,617)        (1,787)        (3,472)
                                    ----------     ----------     ----------     ----------
Class A Shares
    Shares issued                          617          1,505            565          1,743
    Dividends reinvested                     6              7             10             13
    Shares redeemed                       (592)        (1,470)          (530)        (1,763)
                                    ----------     ----------     ----------     ----------
    Total Class A Shares                    31             42             45             (7)
                                    ----------     ----------     ----------     ----------
Class B Shares
    Shares issued                           12             67             34             80
    Dividends reinvested                     3              3              2              2
    Shares redeemed                         (4)            (3)           (11)           (10)
                                    ----------     ----------     ----------     ----------
    Total Class B Shares                    11             67             25             72
                                    ----------     ----------     ----------     ----------
Class C Shares
    Shares issued                            9             63              7             56
    Dividends reinvested                     1              1              1              2
    Shares redeemed                        (18)           (32)           (50)           (15)
                                    ----------     ----------     ----------     ----------
    Total Class C Shares                    (8)            32            (42)            43
                                    ----------     ----------     ----------     ----------
Advisor Shares
    Shares issued                            5             22             NA             NA
    Dividends reinvested                     1              1             NA             NA
    Shares redeemed                         (1)            (3)            NA             NA
                                    ----------     ----------     ----------     ----------
    Total Advisor Shares                     5             20             NA             NA
                                    ----------     ----------     ----------     ----------
Change from share transactions            (514)        (2,456)        (1,759)        (3,364)
                                    ==========     ==========     ==========     ==========





                                                                           FIFTH THIRD FUNDS
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNT IN THOUSANDS)
--------------------------------------------------------------------------------------------

                                               OHIO                      MICHIGAN
                                       MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
                                    -------------------------     -------------------------
                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                       ENDED         ENDED          ENDED          ENDED
                                    JANUARY 31,     JULY 31,      JANUARY 31,     JULY 31,
                                     2004 (a)         2003         2004 (a)         2003
                                    ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                   $    3,371     $   11,851     $   16,459     $   51,983
    Dividends reinvested                   386             66            319            658
    Shares redeemed                    (14,792)       (28,755)       (14,898)       (29,022)
                                    ----------     ----------     ----------     ----------
    Total Institutional Shares         (11,035)       (16,838)         1,880         23,619
                                    ----------     ----------     ----------     ----------

Class A Shares
    Shares issued                        8,453         27,163            588          6,401
    Dividends reinvested                   281            467             79            115
    Shares redeemed                    (10,314)       (20,871)        (1,947)        (1,999)
                                    ----------     ----------     ----------     ----------
    Total Class A Shares                (1,580)         6,759         (1,280)         4,517
                                    ----------     ----------     ----------     ----------

Class B Shares
    Shares issued                          623          2,867            280          1,979
    Dividends reinvested                    59             84             14             18
    Shares redeemed                       (530)          (514)          (450)          (337)
                                    ----------     ----------     ----------     ----------
    Total Class B Shares                   152          2,437           (156)         1,660
                                    ----------     ----------     ----------     ----------


Class C Shares
    Shares issued                           76          5,323            173          3,443
    Dividends reinvested                    71            119             27             45
    Shares redeemed                     (1,103)        (2,724)        (1,513)          (278)
                                    ----------     ----------     ----------     ----------
    Total Class C Shares                  (956)         2,718         (1,313)         3,210
                                    ----------     ----------     ----------     ----------


Advisor Shares
    Shares issued                           NA             NA             NA             NA
    Dividends reinvested                    NA             NA             NA             NA
    Shares redeemed                         NA             NA             NA             NA
                                    ----------     ----------     ----------     ----------
    Total Advisor Shares                    NA             NA             NA             NA
                                    ----------     ----------     ----------     ----------


Change from capital transactions    $  (13,419)    $   (4,924)    $     (869)    $   33,006
                                    ==========     ==========     ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                          319          1,116          1,587          4,985
    Dividends reinvested                    37              6             31             63
    Shares redeemed                     (1,405)        (2,717)        (1,437)        (2,789)
                                    ----------     ----------     ----------     ----------
    Total Institutional Shares          (1,049)        (1,595)           181          2,259
                                    ----------     ----------     ----------     ----------


Class A Shares
    Shares issued                          803          2,570             56            614
    Dividends reinvested                    27             44              8             11
    Shares redeemed                       (987)        (1,968)          (188)          (193)
                                    ----------     ----------     ----------     ----------
    Total Class A Shares                  (157)           646           (124)           432
                                    ----------     ----------     ----------     ----------

Class B Shares
    Shares issued                           61            275             27            189
    Dividends reinvested                     6              8              1              2
    Shares redeemed                        (52)           (49)           (43)           (32)
                                    ----------     ----------     ----------     ----------
    Total Class B Shares                    15            234            (15)           159
                                    ----------     ----------     ----------     ----------

Class C Shares
    Shares issued                            7            504             17            331
    Dividends reinvested                     7             11              3              4
    Shares redeemed                       (106)          (256)          (146)           (27)
                                    ----------     ----------     ----------     ----------
    Total Class C Shares                   (92)           259           (126)           308
                                    ----------     ----------     ----------     ----------


Advisor Shares
    Shares issued                           NA             NA             NA             NA
    Dividends reinvested                    NA             NA             NA             NA
    Shares redeemed                         NA             NA             NA             NA
                                    ----------     ----------     ----------     ----------
    Total Advisor Shares                    NA             NA             NA             NA
                                    ----------     ----------     ----------     ----------
Change from share transactions          (1,283)          (456)           (84)         3,158
                                    ==========     ==========     ==========     ==========


_______________________
(a)  Unaudited.
(b) Reflects operations from August 1, 2003 (date of commencement of operations) to January 31, 2004 for Class C Shares.
^    Represents fewer than five hundred dollars/shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 118-119 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2004, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
---------------
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
Fund")
Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM") Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately Aggressive Fund SM")
Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM")
Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel
Moderately Conservative Fund SM")
Fifth Third LifeModel Conservative Fund SM ("LifeModel Conservative Fund SM") Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Select Stock Fund ("Select Stock Fund", formerly the " Fifth Third Large Cap Opportunity Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond
Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. The Strategic Income Fund offers three classes of shares: Institutional Shares, Class C Shares and Advisor Shares. The Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Select Stock Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund offer four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. The Equity Index Fund offers eight classes of shares:
Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales

                                                              FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Micro Cap Value Fund is closed to all investors with the exception of certain "qualified" retirement plans. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) REORGANIZATION

On November 10, 2003, the net assets of the Fifth Third Worldwide Fund and the Fifth Third International GDP Fund were exchanged for shares of the International Equity Fund. This exchange qualified as a tax-free exchange for federal income tax purposes. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (Amounts in thousands except per share amounts):



                                     INSTITUTIONAL SHARES                 CLASS A SHARES
                                  ----------------------------   -----------------------------
                                                         NET                           NET
                                               NET      ASSET                NET      ASSET
                                   SHARES    ASSETS      VALUE    SHARES   ASSETS     VALUE
                                  --------  --------  --------   --------   --------  --------

Worldwide Fund (a)                     253  $  3,277  $  12.96        NA        NA       NA
International Equity Fund (a)       23,754   205,379      8.65     1,313   $ 11,378   $  8.67
International GDP Fund (a)          14,770   169,484     11.47       457      5,153     11.27
                                  --------  --------   --------   --------  --------   -------
International Equity Fund (b) (c)   43,736  $378,140    $ 8.65     1,908   $ 16,531    $ 8.67



                                        CLASS B SHARES                  CLASS C SHARES
                                    ---------------------------   -------------------------------
                                                          NET                             NET
                                               NET       ASSET                 NET       ASSET
                                    SHARES    ASSETS     VALUE     SHARES     ASSETS     VALUE
                                    -------  --------  --------   --------    -------   --------

Worldwide Fund (a)                      NA         NA        NA        30     $  370    $ 12.52
International Equity Fund (a)           48   $    413   $  8.59        16        134       8.38
International GDP Fund (a)               6         70     11.41         1          9      11.51
                                    -------  --------   --------  --------    -------   -------
International Equity Fund (b) (c)       56   $    483   $  8.59        61     $  514    $  8.38



                                           ADVISOR SHARES
                                    -----------------------------
                                                             NET    UNREALIZED
                                                   NET      ASSET  APPRECIATION
                                     SHARES     ASSETS      VALUE (DEPRECIATION)
                                    --------   --------  --------   ------------
Worldwide Fund (a)                    1,249   $ 15,823   $ 12.67     $    1,422
International Equity Fund (a)            NA         NA        NA          4,477
International GDP Fund (a)               NA         NA        NA        (33,788)
                                    --------   --------   --------  ---------
International Equity Fund (b) (c)     1,826   $ 15,823   $  8.67     $  (27,890)

__________________________
(a) Before reorganization.
(b) After reorganization.
(c) The International Equity Fund retained its investment objective and financial history after the reorganization.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. LINE OF CREDIT--The Trust participates in a credit agreement with Citibank N.A. Under the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on $75 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the six months ended January 31, 2004, there were no borrowings against the line of credit.

D. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

                                                              FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   JANUARY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
E. FOREIGN CURRENCY TRANSLATION--The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

F. FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

G. FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

H. FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund holds cash as collateral for its futures contracts.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

I. OPTION CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

K. LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

L. EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

M. DISRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared and paid monthly for the Strategic Income Fund, Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM, LifeModel Conservative FundSM, Select Stock Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

                                                              FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   JANUARY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

N. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund and Large Cap Core Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Select Stock Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM and LifeModel Conservative FundSM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Chartwell Investment Partners L.P. is the Small Cap Value Fund's Sub-Advisor. Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor. The Advisor compensates the Sub-Advisors at a rate based on the Fund's average daily net assets.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses.

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Administrator. If in any month the operating expenses for that month are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only during a month in which the expense limit is in effect and that such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, do not exceed the total reimbursement amount. As of the six months ended January 31, 2004, the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):



                                LARGE CAP   SMALL CAP   SELECT STOCK   BOND   INTERMEDIATE
                                CORE FUND  VALUE FUND       FUND       FUND     BOND FUND
                                ---------  ----------   -----------   ------   ----------

Institutional Shares               0.92%      1.25%         1.45%      0.79%     0.76%
Class A Shares                     1.17%      1.50%         1.70%      1.04%     1.01%
Class B Shares                     1.92%      2.25%         2.45%      1.79%     1.76%
Class C Shares                     1.92%      2.25%         2.45%      1.79%     1.76%
Advisor Shares                       NA       1.75%           NA       1.29%        NA

Amount subject to recoupment
 expiring on November 29, 2004    $  33       $ 33         $   8     $ 57        $  72


                                                        INTERMEDIATE  MICHIGAN
                                SHORT TERM  MUNICIPAL    MUNICIPAL    MUNICIPAL
                                BOND FUND   BOND FUND    BOND FUND    BOND FUND
                                ----------  ---------   -----------   ---------
Institutional Shares                0.74%        0.79%        0.73%       0.69%
Class A Shares                      0.99%        1.04%        0.98%       0.94%
Class B Shares                        NA         1.79%        1.73%       1.69%
Class C Shares                      1.74%        1.79%        1.73%       1.69%
Advisor Shares                        NA         1.29%          NA          NA

Amount subject to recoupment
 expiring on November 29, 2004    $  26          $  24       $    53    $    20

                                                        LIFEMODEL
                                  EQUITY   LIFEMODEL    MODERATELY    LIFEMODEL
                                  INDEX    AGGRESSIVE   AGGRESSIVE     MODERATE
                                   FUND     FUND SM       FUND SM       FUND SM
                                  ------   ----------     --------   ----------
Institutional Shares                0.19%        0.08%        0.08%      0.08%
Class A Shares                      0.44%        0.33%        0.33%      0.33%
Class B Shares                      1.19%        1.08%        1.08%      1.08%
Class C Shares                      1.19%        1.08%        1.08%      1.08%
Advisor Shares                      0.69%        0.58%        0.58%      0.58%
Select Shares                       0.27%          NA           NA         NA
Preferred Shares                    0.34%          NA           NA         NA
Trust Shares                        0.44%          NA           NA         NA

Amount subject to recoupment
 expiring on November 29, 2005    $  408      $   290      $   492    $   506

                                     LIFEMODEL
                                    MODERATELY     LIFEMODEL    INTERNATIONAL
                                    CONSERVATIVE  CONSERVATIVE     EQUITY
                                       FUND SM      FUND SM         FUND
                                    -----------   ------------  -------------
Institutional Shares                     0.08%        0.08%             1.35%
Class A Shares                           0.33%        0.33%             1.60%
Class B Shares                           1.08%        1.08%             2.35%
Class C Shares                           1.08%        1.08%             2.35%
Advisor Shares                           0.58%        0.58%             1.85%

Amount subject to recoupment
   expiring on November 29, 2005     $    357      $   264             $   1

                                                              FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the six months ended January 31, 2004, the Distributor received $2,735,296 from commissions earned on sales of Class A Shares and redemption of Class B and Class C Shares, of which, the Distributor re-allowed $2,650,876 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with the Distributor with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Fund's shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Fund's shares up to $500 million, 0.015% of the average daily net assets of each Fund's shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Fund's shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Fund's shares up to $25 million, 0.0075% of the average daily net assets of each Fund's shares between $25 million and $100 million, 0.005% of the average daily net assets of each Fund's shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Fund's shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional clases of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended January 31, 2004, were as follows (Amounts in thousands):

                                                  PURCHASES      SALES
                                                  ----------   --------
Small Cap Growth Fund                             $ 206,320   $  344,264
Mid Cap Growth Fund                                 206,977      187,880
Quality Growth Fund                                 253,044      252,576
Large Cap Core Fund                                  89,966      161,199
Equity Index Fund                                    42,756      211,139
Balanced Fund                                       218,999      251,253
Micro Cap Value Fund                                 56,110       21,215
Small Cap Value Fund                                 59,965       60,460
Multi Cap Value Fund                                 33,398       32,904
Disciplined Large Cap Value Fund                    105,316       43,180
LifeModel Aggressive Fund SM                         33,245       13,856
LifeModel Moderately Aggressive Fund SM              63,009       18,931
LifeModel Moderate Fund SM                           74,046       23,343
LifeModel Moderately Conservative Fund SM            24,825       12,307
LifeModel Conservative Fund SM                       18,548       10,167
Strategic Income Fund                                64,811       32,552
Select Stock Fund                                    15,577       19,256
Technology Fund                                      54,780       41,668
International Equity Fund                           110,818      131,414
Bond Fund                                           563,724      595,369
Intermediate Bond Fund                              912,105      946,134
Short Term Bond Fund                                149,890      189,969
U.S. Government Bond Fund                           105,581       98,710
Municipal Bond Fund                                   2,104       10,512
Intermediate Municipal Bond Fund                    106,585      125,944
Ohio Municipal Bond Fund                             15,559       34,560
Michigan Municipal Bond Fund                         16,854        4,611

(6) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at January 31, 2004. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   CHANGE IN NET ASSETS
                                                                 RESULTING FROM OPERATIONS
                                                            ------------------------------------
                                                                                  NET REALIZED
                                                                                      AND
                                                                                   UNREALIZED          CHANGE IN
                                            NET ASSET                             GAINS/(LOSSES)       NET ASSETS
                                             VALUE,              NET                  FROM             RESULTING
                                            BEGINNING        INVESTMENT             INVESTMENT            FROM
                                            OF PERIOD       INCOME/(LOSS)         TRANSACTIONS         OPERATIONS
===================================================================================================================
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/98                          $  18.39                0.03                  (1.08)           (1.05)
Year ended 12/31/99                          $  15.46                0.02                   4.16             4.18
Year ended 12/31/00                          $  19.29                  --                  (0.08)           (0.08)
1/01/01 to 7/31/01(c)                        $  19.02               (0.02)                 (1.08)           (1.10)
Year ended 7/31/02                           $  17.86               (0.04)                 (3.56)           (3.60)
Year ended 7/31/03                           $  13.70               (0.03)                  2.23             2.20
Six months ended 1/31/04 +                   $  15.90               (0.06) @                3.44             3.38
===================================================================================================================
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/98                          $  18.33               (0.01)                 (1.08)           (1.09)
Year ended 12/31/99                          $  15.39               (0.02)                  4.15             4.13
Year ended 12/31/00                          $  19.19                  --                  (0.13)           (0.13)
1/01/01 to 7/31/01(c)                        $  18.87               (0.04)                 (1.06)           (1.10)
Year ended 7/31/02                           $  17.71               (0.07)                 (3.56)           (3.63)
Year ended 7/31/03                           $  13.52               (0.06)                  2.19             2.13
Six months ended 1/31/04 +                   $  15.65               (0.08) @                3.39             3.31
===================================================================================================================
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $  16.54               (0.05)                 (2.34)           (2.39)
Year ended 7/31/03                           $  13.59               (0.14)                  2.16             2.02
Six months ended 1/31/04 +                   $  15.61               (0.14) @                3.37             3.23
===================================================================================================================
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $  16.54               (0.11)                 (2.28)           (2.39)
Year ended 7/31/03                           $  13.59               (0.14)                  2.17             2.03
Six months ended 1/31/04 +                   $  15.62               (0.14) @                3.37             3.23
===================================================================================================================
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $  16.54               (0.03)                 (2.31)           (2.34)
Year ended 7/31/03                           $  13.64               (0.06)                  2.17             2.11
Six months ended 1/31/04 +                   $  15.75               (0.10) @                3.41             3.31
===================================================================================================================
MID CAP GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                        $  15.40               (0.04)                  1.95             1.91
Year ended 7/31/00                           $  15.87               (0.04)                  4.63             4.59
Year ended 7/31/01                           $  19.28                  --                  (1.69)           (1.69)
Year ended 7/31/02                           $  15.10               (0.06)                 (4.33)           (4.39)
Year ended 7/31/03                           $  10.24               (0.07) @                1.85             1.78
Six months ended 1/31/04 +                   $  12.02               (0.05)                  1.90             1.85
===================================================================================================================
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/99                           $  16.19               (0.10)                  1.17             1.07
Year ended 7/31/00                           $  15.82               (0.08)                  4.60             4.52
Year ended 7/31/01                           $  19.16                  --                  (1.73)           (1.73)
Year ended 7/31/02                           $  14.94               (0.09)                 (4.27)           (4.36)
Year ended 7/31/03                           $  10.11               (0.09)                  1.80             1.71
Six months ended 1/31/04 +                   $  11.82               (0.06)                  1.87             1.81
===================================================================================================================
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                       $  17.91                  --                  (0.56)           (0.56)
Year ended 7/31/02                           $  14.86               (0.14)                 (4.27)           (4.41)
Year ended 7/31/03                           $   9.98               (0.17) @                1.78             1.61
Six months ended 1/31/04 +                   $  11.59               (0.11)                  1.83             1.72
===================================================================================================================
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/99                           $  15.98               (0.18)                  1.16             0.98
Year ended 7/31/00                           $  15.52               (0.16)                  4.47             4.31
Year ended 7/31/01                           $  18.65                  --                  (1.80)           (1.80)
Year ended 7/31/02                           $  14.36               (0.18)                 (4.08)           (4.26)
Year ended 7/31/03                           $   9.63               (0.16) @                1.70             1.54
Six months ended 1/31/04 +                   $  11.17               (0.10)                  1.76             1.66
===================================================================================================================
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $  13.47               (0.04)                 (2.87)           (2.91)
Year ended 7/31/03                           $  10.09               (0.12) @                1.81             1.69
Six months ended 1/31/04 +                   $  11.78               (0.06)                  1.85             1.79
===================================================================================================================




                                               LESS DIVIDENDS AND
                                               DISTRIBUTIONS FROM
                                            ------------------------
                                                                                                 NET            TOTAL
                                                                               TOTAL             ASSET         RETURN
                                                NET            NET           DIVIDENDS          VALUE,        (EXCLUDES
                                            INVESTMENT      REALIZED            AND             END OF          SALES
                                              INCOME          GAINS        DISTRIBUTIONS        PERIOD         CHARGE)
                                            ----------      --------       -------------        -------       ---------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/98                              (0.03)        (1.85)              (1.88)       $ 15.46           (6.15%)
Year ended 12/31/99                              (0.02)        (0.33)              (0.35)       $ 19.29           27.98%
Year ended 12/31/00                                 --         (0.19)              (0.19)       $ 19.02           (0.38%)
1/01/01 to 7/31/01(c)                               --         (0.06)              (0.06)       $ 17.86           (5.75%)*
Year ended 7/31/02                                  --         (0.56)              (0.56)       $ 13.70          (20.80%)
Year ended 7/31/03                                  --            --                  --        $ 15.90           16.06%
Six months ended 1/31/04 +                          --         (1.73)              (1.73)       $ 17.55           21.66%*
                                            ----------      --------       -------------        -------       ---------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/98                                 --         (1.85)              (1.85)       $ 15.39           (6.40%)
Year ended 12/31/99                                 --         (0.33)              (0.33)       $ 19.19           27.73%
Year ended 12/31/00                                 --         (0.19)              (0.19)       $ 18.87           (0.59%)
1/01/01 to 7/31/01(c)                               --         (0.06)              (0.06)       $ 17.71           (5.85%)*
Year ended 7/31/02                                  --         (0.56)              (0.56)       $ 13.52          (21.15%)
Year ended 7/31/03                                  --            --                  --        $ 15.65           15.75%
Six months ended 1/31/04 +                          --         (1.73)              (1.73)       $ 17.23           21.56%*
                                            ----------      --------       -------------        -------       ---------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              --         (0.56)              (0.56)       $ 13.59          (13.01%)*
Year ended 7/31/03                                  --            --                  --        $ 15.61           14.86%
Six months ended 1/31/04 +                          --         (1.73)              (1.73)       $ 17.11           21.09%*
                                            ----------      --------       -------------        -------       ---------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              --         (0.56)              (0.56)       $ 13.59          (13.01%)*
Year ended 7/31/03                                  --            --                  --        $ 15.62           14.94%
Six months ended 1/31/04 +                          --         (1.73)              (1.73)       $ 17.12           21.07%*
                                            ----------      --------       -------------        -------       ---------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              --         (0.56)              (0.56)       $ 13.64          (12.69%)*
Year ended 7/31/03                                  --            --                  --        $ 15.75           15.47%
Six months ended 1/31/04 +                          --         (1.73)              (1.73)       $ 17.33           21.42%*
                                            ----------      --------       -------------        -------       ---------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                               --         (1.44)              (1.44)       $ 15.87           13.13%*
Year ended 7/31/00                                  --         (1.18)              (1.18)       $ 19.28           30.65%
Year ended 7/31/01                                  --         (2.49)              (2.49)       $ 15.10           (9.94%)
Year ended 7/31/02                                  --         (0.47)              (0.47)       $ 10.24          (30.02%)
Year ended 7/31/03                                  --            --                  --        $ 12.02           17.38%
Six months ended 1/31/04 +                          --            --                  --        $ 13.87           15.39%*
                                            ----------      --------       -------------        -------       ---------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/99                                  --         (1.44)              (1.44)       $ 15.82            7.29%
Year ended 7/31/00                                  --         (1.18)              (1.18)       $ 19.16           30.22%
Year ended 7/31/01                                  --         (2.49)              (2.49)       $ 14.94          (10.18%)
Year ended 7/31/02                                  --         (0.47)              (0.47)       $ 10.11          (30.21%)
Year ended 7/31/03                                  --            --                  --        $ 11.82           17.03%
Six months ended 1/31/04 +                          --            --                  --        $ 13.63           15.31%*
                                            ----------      --------       -------------        -------       ---------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              --         (2.49)              (2.49)       $ 14.86           (4.46%)*
Year ended 7/31/02                                  --         (0.47)              (0.47)       $  9.98          (30.65%)
Year ended 7/31/03                                  --            --                  --        $ 11.59           16.13%
Six months ended 1/31/04 +                          --            --                  --        $ 13.31           14.84%*
                                            ----------      --------       -------------        -------       ---------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/99                                  --         (1.44)              (1.44)       $ 15.52            6.79%
Year ended 7/31/00                                  --         (1.18)              (1.18)       $ 18.65           29.48%
Year ended 7/31/01                                  --         (2.49)              (2.49)       $ 14.36          (10.95%)
Year ended 7/31/02                                  --         (0.47)              (0.47)       $  9.63          (30.67%)
Year ended 7/31/03                                  --            --                  --        $ 11.17           15.99%
Six months ended 1/31/04 +                          --            --                  --        $ 12.83           14.95%*
                                            ----------      --------       -------------        -------       ---------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              --         (0.47)              (0.47)       $ 10.09          (19.75%)*
Year ended 7/31/03                                  --            --                  --        $ 11.78           16.75%
Six months ended 1/31/04 +                          --            --                  --        $ 13.57           15.20%*
                                            ----------      --------       -------------        -------       ---------




                                                                                                            FIFTH THIRD FUNDS
                                                                                                         FINANCIAL HIGHLIGHTS
                                                       (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             RATIOS/SUPPLEMENTAL DATA
                                             --------------------------------------------------------------------------------
                                               NET          RATIOS OF                             RATIOS OF
                                              ASSETS,       EXPENSES         RATIOS OF NET         EXPENSES
                                              END OF           TO             INVESTMENT             TO
                                              PERIOD         AVERAGE         INCOME/(LOSS)         AVERAGE         PORTFOLIO
                                              PERIOD           NET            TO AVERAGE             NET           TURNOVER
                                              (000's)        ASSETS           NET ASSETS          ASSETS (a)        RATE (b)
                                             ---------      ---------        -------------        ----------       ----------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/98                          $ 760,335           0.94%                0.18%          0.95%                 41%
Year ended 12/31/99                          $ 746,428           0.94%                0.14%          0.95%                 19%
Year ended 12/31/00                          $ 804,758           0.91%               (0.11%)         0.92%                 28%
1/01/01 to 7/31/01(c)                        $ 724,275           0.93%**             (0.16%)**       0.93%**               13%
Year ended 7/31/02                           $ 485,623           0.93%               (0.21%)         0.96%                 25%
Year ended 7/31/03                           $ 391,934           0.93%               (0.16%)         0.98%                 63%
Six months ended 1/31/04 +                   $ 312,805           0.99%**             (0.66%)**       0.99%**               54%
                                             ---------      ---------        -------------        ----------       ----------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/98                          $  23,455           1.19%               (0.07%)         1.20%                 41%
Year ended 12/31/99                          $  26,282           1.19%               (0.11%)         1.20%                 19%
Year ended 12/31/00                          $  25,231           1.16%               (0.36%)         1.17%                 28%
1/01/01 to 7/31/01(c)                        $  21,481           1.18%**             (0.41%)**       1.18%**               13%
Year ended 7/31/02                           $  16,468           1.18%               (0.46%)         1.21%                 25%
Year ended 7/31/03                           $  16,471           1.19%               (0.42%)         1.23%                 63%
Six months ended 1/31/04 +                   $  31,314           1.24%**             (0.93%)**       1.24%**               54%
                                             ---------      ---------        -------------        ----------       ----------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $     872           1.93%**             (1.25%)**       1.98%**               25%
Year ended 7/31/03                           $   1,407           1.94%               (1.17%)         1.98%                 63%
Six months ended 1/31/04 +                   $   1,876           1.99%**             (1.68%)**       1.99%**               54%
                                             ---------      ---------        -------------        ----------       ----------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $     346           1.93%**             (1.26%)**       1.97%**               25%
Year ended 7/31/03                           $     436           1.93%               (1.16%)         1.98%                 63%
Six months ended 1/31/04 +                   $     955           1.99%**             (1.68%)**       1.99%**               54%
                                             ---------      ---------        -------------        ----------       ----------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $     220           1.43%**             (0.74%)**       1.48%**               25%
Year ended 7/31/03                           $     469           1.44%               (0.66%)         1.48%                 63%
Six months ended 1/31/04 +                   $   1,098           1.49%**             (1.19%)**       1.49%**               54%
                                             ---------      ---------        -------------        ----------       ----------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                        $ 191,987           0.97%**             (0.26%)**       1.04%**               49%
Year ended 7/31/00                           $ 242,641           0.99%               (0.26%)         1.04%                 42%
Year ended 7/31/01                           $ 255,634           1.02%               (0.24%)         1.06%                 26%
Year ended 7/31/02                           $ 207,807           1.12%               (0.49%)         1.14%                 27%
Year ended 7/31/03                           $ 335,285           1.10%               (0.65%)         1.10%                 25%
Six months ended 1/31/04 +                   $ 361,832           1.09%**             (0.72%)**       1.09%**               53%
                                             ---------      ---------        -------------        ----------       ----------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/99                           $  27,966           1.28%               (0.59%)         1.39%                 49%
Year ended 7/31/00                           $  36,430           1.24%               (0.51%)         1.29%                 42%
Year ended 7/31/01                           $  41,278           1.28%               (0.49%)         1.32%                 26%
Year ended 7/31/02                           $  30,165           1.36%               (0.74%)         1.39%                 27%
Year ended 7/31/03                           $  35,504           1.35%               (0.89%)         1.35%                 25%
Six months ended 1/31/04 +                   $  54,760           1.34%**             (0.96%)**       1.34%**               53%
                                             ---------      ---------        -------------        ----------       ----------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                       $   3,757           2.05%**             (1.24%)**       2.09%**               26%
Year ended 7/31/02                           $   5,008           2.12%               (1.51%)         2.15%                 27%
Year ended 7/31/03                           $   5,846           2.10%               (1.64%)         2.10%                 25%
Six months ended 1/31/04 +                   $   6,990           2.08%**             (1.71%)**       2.08%**               53%
                                             ---------      ---------        -------------        ----------       ----------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/99                           $     794           1.85%               (1.07%)         2.17%                 49%
Year ended 7/31/00                           $     979           1.74%               (1.01%)         2.04%                 42%
Year ended 7/31/01                           $   1,410           1.99%               (1.20%)         2.15%                 26%
Year ended 7/31/02                           $   1,061           2.12%               (1.49%)         2.14%                 27%
Year ended 7/31/03                           $   1,525           2.10%               (1.64%)         2.10%                 25%
Six months ended 1/31/04 +                   $   1,830           2.08%**             (1.71%)**       2.08%**               53%
                                             ---------      ---------        -------------        ----------       ----------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $     145           1.68%**             (1.06%)**       1.71%**               27%
Year ended 7/31/03                           $     240           1.60%               (1.14%)         1.60%                 25%
Six months ended 1/31/04 +                   $     834           1.58%**             (1.21%)**       1.58%**               53%
                                             ---------      ---------        -------------        ----------       ----------


                           SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 130-131 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  CHANGE IN NET ASSETS
                                                              RESULTING FROM OPERATIONS
                                                            -----------------------------------

                                                                                  NET REALIZED
                                                                                      AND
                                                                                   UNREALIZED         CHANGE IN
                                             NET ASSET                           GAINS/(LOSSES)       NET ASSETS
                                              VALUE,            NET                  FROM             RESULTING
                                             BEGINNING       INVESTMENT            INVESTMENT            FROM
                                             OF PERIOD      INCOME/(LOSS)         TRANSACTIONS        OPERATIONS
                                             ---------      -------------        --------------       ----------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                         $  19.45              (0.02)                 5.89             5.87
Year ended 7/31/00                            $  23.37              (0.02)                 4.06             4.04
Year ended 7/31/01                            $  26.24                 --                 (4.85)           (4.85)
Year ended 7/31/02                            $  18.48              (0.04)                (4.94)           (4.98)
Year ended 7/31/03                            $  12.91               0.01                  1.31             1.32
Six months ended 1/31/04 +                    $  14.23              (0.02)                 2.09             2.07
                                             ---------      -------------        --------------       ----------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/99                            $  20.26              (0.06)                 5.06             5.00
Year ended 7/31/00                            $  23.31              (0.07)                 4.05             3.98
Year ended 7/31/01                            $  26.12                 --                 (4.88)           (4.88)
Year ended 7/31/02                            $  18.33              (0.08)                (4.89)           (4.97)
Year ended 7/31/03                            $  12.77              (0.02)                 1.29             1.27
Six months ended 1/31/04 +                    $  14.04              (0.03)                 2.05             2.02
                                             ---------      -------------        --------------       ----------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $  24.17                 --                 (3.03)           (3.03)
Year ended 7/31/02                            $  18.23              (0.16)                (4.88)           (5.04)
Year ended 7/31/03                            $  12.60              (0.12)                 1.27             1.15
Six months ended 1/31/04 +                    $  13.75              (0.09)                 2.02             1.93
                                             ---------      -------------        --------------       ----------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/99                            $  20.10              (0.18)                 5.00             4.82
Year ended 7/31/00                            $  22.97              (0.19)                 3.98             3.79
Year ended 7/31/01                            $  25.59                 --                 (4.90)           (4.90)
Year ended 7/31/02                            $  17.78              (0.20)                (4.71)           (4.91)
Year ended 7/31/03                            $  12.28              (0.11)                 1.23             1.12
Six months ended 1/31/04 +                    $  13.40              (0.09)                 1.96             1.87
                                             ---------      -------------        --------------       ----------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $  16.79              (0.03)                (3.42)           (3.45)
Year ended 7/31/03                            $  12.75              (0.03)                 1.26             1.23
Six months ended 1/31/04 +                    $  13.98              (0.04)                 2.03             1.99
                                             ---------      -------------        --------------       ----------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/98                           $  15.55               0.13                  4.03             4.16
Year ended 12/31/99                           $  18.03               0.12                  3.20             3.32
Year ended 12/31/00                           $  20.42               0.07                 (2.24)           (2.17)
1/1/01 to 7/31/01(c)                          $  16.84               0.03                 (1.43)           (1.40)
Year ended 7/31/02                            $  15.17               0.08                 (3.66)           (3.58)
Year ended 7/31/03                            $  11.20               0.12                  0.63             0.75
Six months ended 1/31/04 +                    $  11.84               0.05                  1.69             1.74
                                             ---------      -------------        --------------       ----------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/98                           $  15.44               0.08                  4.00             4.08
Year ended 12/31/99                           $  17.88               0.07                  3.18             3.25
Year ended 12/31/00                           $  20.25               0.02                 (2.22)           (2.20)
1/1/01 to 7/31/01(c)                          $  16.69               0.02                 (1.42)           (1.40)
Year ended 7/31/02                            $  15.02               0.05                 (3.62)           (3.57)
Year ended 7/31/03                            $  11.07               0.08                  0.64             0.72
Six months ended 1/31/04 +                    $  11.70               0.03                  1.67             1.70
                                             ---------      -------------        --------------       ----------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $  13.86               0.02                 (2.41)           (2.39)
Year ended 7/31/03                            $  11.12                 -- ^                0.65             0.65
Six months ended 1/31/04 +                    $  11.75              (0.01)                 1.68             1.67
                                             ---------      -------------        --------------       ----------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $  13.86               0.03                 (2.40)           (2.37)
Year ended 7/31/03                            $  11.15               0.01                  0.63             0.64
Six months ended 1/31/04 +                    $  11.76              (0.02)                 1.68             1.66
                                             ---------      -------------        --------------       ----------




                                                LESS DIVIDENDS AND
                                                DISTRIBUTIONS FROM
                                             --------------------------
                                                                                                      NET           TOTAL
                                                                                 TOTAL                ASSET        RETURN
                                                NET               NET          DIVIDENDS             VALUE,       (EXCLUDES
                                             INVESTMENT        REALIZED           AND                END OF         SALES
                                               INCOME            GAINS         DISTRIBUTIONS         PERIOD        CHARGE)
                                             ----------        --------        -------------        --------      ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                --           (1.95)               (1.95)       $  23.37          32.08%*
Year ended 7/31/00                                   --           (1.17)               (1.17)       $  26.24          17.82%
Year ended 7/31/01                                   --           (2.91)               (2.91)       $  18.48         (19.93%)
Year ended 7/31/02                                   --           (0.59)               (0.59)       $  12.91         (27.90%)
Year ended 7/31/03                                   -- ^            --                   -- ^      $  14.23          10.23%
Six months ended 1/31/04 +                           --              --                   --        $  16.30          14.55%*
                                             ----------        --------        -------------        --------      ---------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/99                                   --           (1.95)               (1.95)       $  23.31          26.48%
Year ended 7/31/00                                   --           (1.17)               (1.17)       $  26.12          17.60%
Year ended 7/31/01                                   --           (2.91)               (2.91)       $  18.33         (20.16%)
Year ended 7/31/02                                   --           (0.59)               (0.59)       $  12.77         (28.08%)
Year ended 7/31/03                                   --              --                   --        $  14.04           9.95%
Six months ended 1/31/04 +                           --              --                   --        $  16.06          14.39%*
                                             ----------        --------        -------------        --------      ---------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                               --           (2.91)               (2.91)       $  18.23         (24.58%)*
Year ended 7/31/02                                   --           (0.59)               (0.59)       $  12.60         (28.63%)
Year ended 7/31/03                                   --              --                   --        $  13.75           9.13%
Six months ended 1/31/04 +                           --              --                   --        $  15.68          14.04%*
                                             ----------        --------        -------------        --------      ---------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/99                                   --           (1.95)               (1.95)       $  22.97          25.76%
Year ended 7/31/00                                   --           (1.17)               (1.17)       $  25.59          17.01%
Year ended 7/31/01                                   --           (2.91)               (2.91)       $  17.78         (20.71%)
Year ended 7/31/02                                   --           (0.59)               (0.59)       $  12.28         (28.62%)
Year ended 7/31/03                                   --              --                   --        $  13.40           9.12%
Six months ended 1/31/04 +                           --              --                   --        $  15.27          13.96%*
                                             ----------        --------        -------------        --------      ---------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                               --           (0.59)               (0.59)       $  12.75         (19.05%)*
Year ended 7/31/03                                   --              --                   --        $  13.98           9.65%
Six months ended 1/31/04 +                           --              --                   --        $  15.97          14.23%*
                                             ----------        --------        -------------        --------      ---------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/98                               (0.14)          (1.54)               (1.68)       $  18.03          28.07%
Year ended 12/31/99                               (0.12)          (0.81)               (0.93)       $  20.42          18.79%
Year ended 12/31/00                               (0.07)          (1.34)               (1.41)       $  16.84         (11.25%)
1/1/01 to 7/31/01(c)                              (0.03)          (0.24)               (0.27)       $  15.17          (8.24%)*
Year ended 7/31/02                                (0.08)          (0.31)               (0.39)       $  11.20         (24.07%)
Year ended 7/31/03                                (0.11)             --                (0.11)       $  11.84           6.79%
                                             ----------        --------        -------------        --------      ---------
Six months ended 1/31/04 +                        (0.06)             --                (0.06)       $  13.52          14.76%*
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/98                               (0.10)          (1.54)               (1.64)       $  17.88          27.68%
Year ended 12/31/99                               (0.07)          (0.81)               (0.88)       $  20.25          18.53%
Year ended 12/31/00                               (0.02)          (1.34)               (1.36)       $  16.69         (11.47%)
1/1/01 to 7/31/01(c)                              (0.03)          (0.24)               (0.27)       $  15.02          (8.36%)*
Year ended 7/31/02                                (0.07)          (0.31)               (0.38)       $  11.07         (24.25%)
Year ended 7/31/03                                (0.09)             --                (0.09)       $  11.70           6.56%
Six months ended 1/31/04 +                        (0.05)             --                (0.05)       $  13.35          14.56%*
                                             ----------        --------        -------------        --------      ---------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                            (0.04)          (0.31)               (0.35)       $  11.12         (15.86%)*
Year ended 7/31/03                                (0.02)             --                (0.02)       $  11.75           5.90%
Six months ended 1/31/04 +                        (0.01)             --                (0.01)       $  13.41          14.20%*
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                            (0.03)          (0.31)               (0.34)       $  11.15         (15.66%)*
Year ended 7/31/03                                (0.03)             --                (0.03)       $  11.76           5.72%
Six months ended 1/31/04 +                        (0.02)             --                (0.02)       $  13.40          14.19%*
                                             ----------        --------        -------------        --------      ---------




                                                                                                              FIFTH THIRD FUNDS
                                                                                                           FINANCIAL HIGHLIGHTS
                                                         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------------------
                                                              RATIOS OF                               RATIOS OF
                                                NET           EXPENSES         RATIOS OF NET          EXPENSES
                                               ASSETS,           TO             INVESTMENT              TO
                                               END OF          AVERAGE         INCOME/(LOSS)          AVERAGE          PORTFOLIO
                                               PERIOD            NET            TO AVERAGE              NET            TURNOVER
                                               (000's)         ASSETS           NET ASSETS           ASSETS (a)         RATE (b)
                                              ---------       --------         -------------         ----------        ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                         $ 583,753           1.00%**              (0.10%)**           1.05%**            34%
Year ended 7/31/00                            $ 814,820           1.00%                (0.10%)             1.03%              21%
Year ended 7/31/01                            $ 716,251           1.02%                (0.22%)             1.02%              20%
Year ended 7/31/02                            $ 566,235           1.09%                (0.24%)             1.09%              20%
Year ended 7/31/03                            $ 795,988           1.08%                 0.05%              1.08%              19%
Six months ended 1/31/04 +                    $ 899,413           1.07%**              (0.21%)**           1.07%**            23%
                                              ---------       --------         -------------         ----------        ---------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/99                            $ 116,963           1.21%                (0.29%)             1.29%              34%
Year ended 7/31/00                            $ 208,342           1.25%                (0.35%)             1.28%              21%
Year ended 7/31/01                            $ 340,596           1.28%                (0.46%)             1.28%              20%
Year ended 7/31/02                            $ 221,972           1.34%                (0.49%)             1.34%              20%
Year ended 7/31/03                            $ 211,221           1.33%                (0.19%)             1.33%              19%
Six months ended 1/31/04 +                    $ 259,983           1.32%**              (0.46%)**           1.32%**            23%
                                              ---------       --------         -------------         ----------        ---------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $  14,531           2.05%**              (1.22%)**           2.05%**            20%
Year ended 7/31/02                            $  19,678           2.10%                (1.25%)             2.10%              20%
Year ended 7/31/03                            $  20,700           2.08%                (0.94%)             2.08%              19%
Six months ended 1/31/04 +                    $  24,149           2.07%**              (1.21%)**           2.07%**            23%
                                              ---------       --------         -------------         ----------        ---------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/99                            $   9,775           1.80%                (0.89%)             2.10%              34%
Year ended 7/31/00                            $  13,791           2.00%                (0.85%)             2.28%              21%
Year ended 7/31/01                            $  11,687           1.98%                (1.17%)             2.11%              20%
Year ended 7/31/02                            $   8,044           2.09%                (1.24%)             2.09%              20%
Year ended 7/31/03                            $   8,380           2.08%                (0.94%)             2.08%              19%
Six months ended 1/31/04 +                    $   9,292           2.07%**              (1.21%)**           2.07%**            23%
                                              ---------       --------         -------------         ----------        ---------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $     366           1.69%**              (0.80%)**           1.69%**            20%
Year ended 7/31/03                            $   1,205           1.58%                (0.48%)             1.58%              19%
Six months ended 1/31/04 +                    $   3,067           1.56%**              (0.73%)**           1.56%**            23%
                                              ---------       --------         -------------         ----------        ---------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/98                           $ 827,828           0.93%                 0.77%              0.94%              20%
Year ended 12/31/99                           $ 822,414           0.92%                 0.62%              0.93%               9%
Year ended 12/31/00                           $ 624,860           0.91%                 0.35%              0.92%              14%
1/1/01 to 7/31/01(c)                          $ 547,524           0.93%**               0.40%**            0.94%**             5%
Year ended 7/31/02                            $ 520,727           0.93%                 0.64%              0.97%               5%
Year ended 7/31/03                            $ 181,278           0.92%                 0.99%              0.99%              13%
Six months ended 1/31/04 +                    $ 120,893           0.92%**               0.84%**            1.05%**            55%
                                              ---------       --------         -------------         ----------        ---------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/98                           $  50,458           1.18%                 0.50%              1.19%              20%
Year ended 12/31/99                           $  58,336           1.18%                 0.36%              1.19%               9%
Year ended 12/31/00                           $  47,847           1.16%                 0.10%              1.17%              14%
1/1/01 to 7/31/01(c)                          $  38,659           1.18%**               0.15%**            1.19%**             5%
Year ended 7/31/02                            $  23,320           1.18%                 0.38%              1.22%               5%
Year ended 7/31/03                            $  21,288           1.17%                 0.72%              1.24%              13%
Six months ended 1/31/04 +                    $  27,905           1.17%**               0.57%**            1.30%**            55%
                                              ---------       --------         -------------         ----------        ---------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $     361           1.93%**              (0.36%)**           1.99%**             5%
Year ended 7/31/03                            $     557           1.92%                (0.05%)             1.98%              13%
Six months ended 1/31/04 +                    $     772           1.92%**              (0.18%)**           2.04%**            55%
                                              ---------       --------         -------------         ----------        ---------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $      20           1.90%**              (0.12%)**           1.97%**             5%
Year ended 7/31/03                            $      29           1.92%                (0.04%)             1.99%              13%
Six months ended 1/31/04 +                    $      67           1.92%**              (0.27%)**           2.04%**            55%
                                              ---------       --------         -------------         ----------        ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 132-133 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   CHANGE IN NET ASSETS
                                                                 RESULTING FROM OPERATIONS
                                                             ---------------------------------
                                                                                 NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED           CHANGE IN
                                              NET ASSET                         GAINS/(LOSSES)        NET ASSETS
                                                VALUE,            NET               FROM              RESULTING
                                              BEGINNING       INVESTMENT         INVESTMENT             FROM
                                              OF PERIOD      INCOME/(LOSS)      TRANSACTIONS         OPERATIONS
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/98                            $  19.14               0.24                5.14              5.38
Year ended 12/31/99                            $  24.24               0.24                4.68              4.92
Year ended 12/31/00                            $  28.31               0.22               (2.81)            (2.59)
1/1/01 to 7/31/01(c)                           $  25.18               0.12               (2.08)            (1.96)
Year ended 7/31/02                             $  23.11               0.23               (5.70)            (5.47)
Year ended 7/31/03                             $  17.42               0.24                1.51              1.75
Six months ended 1/31/04 +                     $  18.93               0.14 @              2.68              2.82
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/98                            $  19.15               0.18                5.14              5.32
Year ended 12/31/99                            $  24.25               0.18                4.68              4.86
Year ended 12/31/00                            $  28.32               0.15               (2.80)            (2.65)
1/1/01 to 7/31/01(c)                           $  25.20               0.09               (2.09)            (2.00)
Year ended 7/31/02                             $  23.10               0.17               (5.69)            (5.52)
Year ended 7/31/03                             $  17.38               0.20                1.50              1.70
Six months ended 1/31/04 +                     $  18.87               0.12 @              2.67              2.79
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                         $  21.07               0.06               (3.69)            (3.63)
Year ended 7/31/03                             $  17.32               0.07                1.50              1.57
Six months ended 1/31/04 +                     $  18.78               0.04 @              2.65              2.69
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                         $  21.07               0.10               (3.73)            (3.63)
Year ended 7/31/03                             $  17.33               0.08                1.49              1.57
Six months ended 1/31/04 +                     $  18.78               0.04 @              2.65              2.69
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                         $  21.07               0.13               (3.67)            (3.54)
Year ended 7/31/03                             $  17.39               0.18                1.48              1.66
Six months ended 1/31/04 +                     $  18.86               0.09 @              2.67              2.76
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 1/31/04 +                      $  19.86               0.06 @              1.75              1.81
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 1/31/04 +                      $  19.86               0.08 @              1.74              1.82
                                              ---------      -------------      -------------        -----------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 1/31/04 +                      $  19.86               0.07 @              1.74              1.81
                                              ---------      -------------      -------------        -----------
BALANCED FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                          $  14.60               0.22                2.27              2.49
Year ended 7/31/00                             $  16.13               0.23                2.60              2.83
Year ended 7/31/01                             $  17.39               0.18               (1.97)            (1.79)
Year ended 7/31/02(e)                          $  13.39               0.14               (2.27)            (2.13)
Year ended 7/31/03                             $  10.91               0.15                0.49              0.64
Six months ended 1/31/04 +                     $  11.38               0.07                0.95              1.02
                                              ---------      -------------      -------------        -----------
BALANCED FUND CLASS A SHARES
Year ended 7/31/99                             $  14.99               0.20                1.86              2.06
Year ended 7/31/00                             $  16.12               0.17                2.62              2.79
Year ended 7/31/01                             $  17.37               0.18               (2.00)            (1.82)
Year ended 7/31/02(e)                          $  13.35               0.12               (2.27)            (2.15)
Year ended 7/31/03                             $  10.86               0.13                0.48              0.61
Six months ended 1/31/04 +                     $  11.32               0.05                0.95              1.00
                                              ---------      -------------      -------------        -----------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                         $  16.53               0.17               (1.27)            (1.10)
Year ended 7/31/02(e)                          $  13.28               0.02               (2.24)            (2.22)
Year ended 7/31/03                             $  10.75               0.04                0.48              0.52
Six months ended 1/31/04 +                     $  11.19                 --^               0.94              0.94
                                              ---------      -------------      -------------        -----------
BALANCED FUND CLASS C SHARES
Year ended 7/31/99                             $  15.01               0.11                1.88              1.99
Year ended 7/31/00                             $  16.13               0.12                2.57              2.69
Year ended 7/31/01                             $  17.35               0.15               (2.07)            (1.92)
Year ended 7/31/02(e)                          $  13.26               0.02               (2.24)            (2.22)
Year ended 7/31/03                             $  10.73               0.04                0.48              0.52
Six months ended 1/31/04 +                     $  11.17                -- ^               0.94              0.94
                                              ---------      -------------      -------------        -----------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                      $  12.58               0.07               (1.50)            (1.43)
Year ended 7/31/03                             $  10.84               0.10                0.49              0.59
Six months ended 1/31/04 +                     $  11.30               0.04                0.94              0.98
                                              ---------      -------------      -------------        -----------




                                                   LESS DIVIDENDS AND
                                                   DISTRIBUTIONS FROM
                                               --------------------------
                                                                                                       NET           TOTAL
                                                                                   TOTAL              ASSET         RETURN
                                                 NET               NET            DIVIDENDS           VALUE,       (EXCLUDES
                                               INVESTMENT        REALIZED          AND                END OF         SALES
                                                 INCOME            GAINS        DISTRIBUTIONS         PERIOD        CHARGE)
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                 (0.24)          (0.04)              (0.28)       $  24.24          28.26%
Year ended 12/31/99                                 (0.24)          (0.61)              (0.85)       $  28.31          20.55%
Year ended 12/31/00                                 (0.22)          (0.32)              (0.54)       $  25.18          (9.30%)
1/1/01 to 7/31/01(c)                                (0.11)             --               (0.11)       $  23.11          (7.83%)*
Year ended 7/31/02                                  (0.22)             --               (0.22)       $  17.42         (23.82%)
Year ended 7/31/03                                  (0.24)             --               (0.24)       $  18.93          10.22%
Six months ended 1/31/04 +                          (0.18)             --               (0.18)       $  21.57          14.93%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/98                                 (0.18)          (0.04)              (0.22)       $  24.25          27.93%
Year ended 12/31/99                                 (0.18)          (0.61)              (0.79)       $  28.32          20.24%
Year ended 12/31/00                                 (0.15)          (0.32)              (0.47)       $  25.20          (9.52%)
1/1/01 to 7/31/01(c)                                (0.10)             --               (0.10)       $  23.10          (7.94%)*
Year ended 7/31/02                                  (0.20)             --               (0.20)       $  17.38         (24.03%)
Year ended 7/31/03                                  (0.21)             --               (0.21)       $  18.87           9.90%
Six months ended 1/31/04 +                          (0.16)             --               (0.16)       $  21.50          14.81%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              (0.12)             --               (0.12)       $  17.32         (15.32%)*
Year ended 7/31/03                                  (0.11)             --               (0.11)       $  18.78           9.14%
Six months ended 1/31/04 +                          (0.08)             --               (0.08)       $  21.39          14.37%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              (0.11)             --               (0.11)       $  17.33         (15.30%)*
Year ended 7/31/03                                  (0.12)             --               (0.12)       $  18.78           9.14%
Six months ended 1/31/04 +                          (0.08)             --               (0.08)       $  21.39          14.36%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              (0.14)             --               (0.14)       $  17.39         (14.89%)*
Year ended 7/31/03                                  (0.19)             --               (0.19)       $  18.86           9.68%
Six months ended 1/31/04 +                          (0.13)             --               (0.13)       $  21.49          14.69%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 1/31/04 +                           (0.11)             --               (0.11)       $  21.56           9.15%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 1/31/04 +                           (0.11)             --               (0.11)       $  21.57           9.18%*
                                               ----------        --------       -------------        --------      ---------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 1/31/04 +                           (0.11)             --               (0.11)       $  21.56           9.16%*
                                               ----------        --------       -------------        --------      ---------
BALANCED FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                               (0.22)          (0.74)              (0.96)       $  16.13          17.63%*
Year ended 7/31/00                                  (0.23)          (1.34)              (1.57)       $  17.39          18.60%
Year ended 7/31/01                                  (0.21)          (2.00)              (2.21)       $  13.39         (11.64%)
Year ended 7/31/02(e)                               (0.15)          (0.20)              (0.35)       $  10.91         (16.34%)
Year ended 7/31/03                                  (0.17)             --               (0.17)       $  11.38           5.94%
Six months ended 1/31/04 +                          (0.08)             --               (0.08)       $  12.32           8.99%*
                                               ----------        --------       -------------        --------      ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/99                                  (0.19)          (0.74)              (0.93)       $  16.12          14.30%
Year ended 7/31/00                                  (0.20)          (1.34)              (1.54)       $  17.37          18.28%
Year ended 7/31/01                                  (0.20)          (2.00)              (2.20)       $  13.35         (11.84%)
Year ended 7/31/02(e)                               (0.14)          (0.20)              (0.34)       $  10.86         (16.53%)
Year ended 7/31/03                                  (0.15)             --               (0.15)       $  11.32           5.57%
Six months ended 1/31/04 +                          (0.07)             --               (0.07)       $  12.25           8.91%*
                                               ----------        --------       -------------        --------      ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              (0.15)          (2.00)              (2.15)       $  13.28          (8.14%)*
Year ended 7/31/02(e)                               (0.11)          (0.20)              (0.31)       $  10.75         (17.14%)
Year ended 7/31/03                                  (0.08)             --               (0.08)       $  11.19           4.87%
Six months ended 1/31/04 +                          (0.02)             --               (0.02)       $  12.11           8.43%*
                                               ----------        --------       -------------        --------      ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/99                                  (0.13)          (0.74)              (0.87)       $  16.13          13.78%
Year ended 7/31/00                                  (0.13)          (1.34)              (1.47)       $  17.35          17.66%
Year ended 7/31/01                                  (0.17)          (2.00)              (2.17)       $  13.26         (12.47%)
Year ended 7/31/02(e)                               (0.11)          (0.20)              (0.31)       $  10.73         (17.16%)
Year ended 7/31/03                                  (0.08)             --               (0.08)       $  11.17           4.90%
Six months ended 1/31/04 +                          (0.02)             --               (0.02)       $  12.09           8.45%*
                                               ----------        --------       -------------        --------      ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                           (0.11)          (0.20)              (0.31)       $  10.84          (9.24%)*
Year ended 7/31/03                                  (0.13)             --               (0.13)       $  11.30           5.39%
Six months ended 1/31/04 +                          (0.06)             --               (0.06)       $  12.22           8.75%*
                                               ----------        --------       -------------        --------      ---------




                                                                                                          FIFTH THIRD FUNDS
                                                                                                       FINANCIAL HIGHLIGHTS
                                                     (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              RATIOS/SUPPLEMENTAL DATA
                                                ----------------------------------------------------------------------------

                                                                RATIOS OF                            RATIOS OF
                                                   NET          EXPENSES        RATIOS OF NET        EXPENSES
                                                 ASSETS,           TO            INVESTMENT             TO
                                                 END OF          AVERAGE        INCOME/(LOSS)         AVERAGE      PORTFOLIO
                                                 PERIOD            NET           TO AVERAGE             NET        TURNOVER
                                                 (000's)         ASSETS          NET ASSETS          ASSETS (a)     RATE (b)
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/98                             $ 771,147            0.42%               1.10%             0.55%          12%
Year ended 12/31/99                             $ 875,780            0.42%               0.92%             0.54%           9%
Year ended 12/31/00                             $ 860,647            0.40%               0.80%             0.53%           9%
1/1/01 to 7/31/01(c)                            $ 822,909            0.40%**             0.86%**           0.53%**         4%
Year ended 7/31/02                              $ 608,556            0.41%               1.06%             0.56%           9%
Year ended 7/31/03                              $ 583,530            0.40%               1.42%             0.58%           2%
Six months ended 1/31/04 +                      $ 197,653            0.31%**             1.45%**           0.58%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/98                             $  38,205            0.67%               0.85%             0.80%          12%
Year ended 12/31/99                             $  47,836            0.67%               0.67%             0.79%           9%
Year ended 12/31/00                             $  38,930            0.65%               0.55%             0.78%           9%
1/1/01 to 7/31/01(c)                            $  33,765            0.65%**             0.61%**           0.78%**         4%
Year ended 7/31/02                              $  24,817            0.66%               0.81%             0.81%           9%
Year ended 7/31/03                              $  33,402            0.65%               1.16%             0.83%           2%
Six months ended 1/31/04 +                      $  73,342            0.51%**             1.16%**           0.84%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   1,315            1.40%**             0.08%**           1.57%**         9%
Year ended 7/31/03                              $   2,409            1.40%               0.40%             1.57%           2%
Six months ended 1/31/04 +                      $   3,497            1.27%**             0.41%**           1.59%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $     635            1.41%**             0.11%**           1.58%**         9%
Year ended 7/31/03                              $   1,711            1.40%               0.39%             1.57%           2%
Six months ended 1/31/04 +                      $   1,894            1.28%**             0.41%**           1.59%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $       7            0.82%**             0.62%**           0.88%**         9%
Year ended 7/31/03                              $     327            0.90%               0.84%             1.06%           2%
Six months ended 1/31/04 +                      $     734            0.76%**             0.91%**           1.09%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 1/31/04 +                       $  10,737            0.27%**             1.06%**           0.70%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 1/31/04 +                       $ 149,448            0.34%**             1.28%**           0.75%**         7%
                                                ---------       ---------       -------------        ----------    ---------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 1/31/04 +                       $  91,718            0.44%**             1.21%**           0.85%**         7%
                                                ---------       ---------       -------------        ----------    ---------
BALANCED FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                           $ 139,616            1.00%**             1.54%**           1.04%**       128%
Year ended 7/31/00                              $ 171,923            1.00%               1.55%             1.06%         122%
Year ended 7/31/01                              $ 211,221            1.01%               1.48%             1.07%          77%
Year ended 7/31/02(e)                           $ 189,730            1.10%               1.11%             1.13%          78%
Year ended 7/31/03                              $ 177,052            1.10%               1.39%             1.12%         133%
Six months ended 1/31/04 +                      $ 149,657            1.12%**             1.07%**           1.12%**        85%
                                                ---------       ---------       -------------        ----------    ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/99                              $  79,686            1.28%               1.22%             1.34%         128%
Year ended 7/31/00                              $ 104,750            1.25%               1.30%             1.31%         122%
Year ended 7/31/01                              $ 106,275            1.26%               1.23%             1.32%          77%
Year ended 7/31/02(e)                           $  81,079            1.34%               0.86%             1.38%          78%
Year ended 7/31/03                              $  73,287            1.35%               1.14%             1.37%         133%
Six months ended 1/31/04 +                      $  85,708            1.37%**             0.81%**           1.37%**        85%
                                                ---------       ---------       -------------        ----------    ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $  10,239            2.03%**             0.42%**           2.09%**        77%
Year ended 7/31/02(e)                           $  14,007            2.10%               0.10%             2.14%          78%
Year ended 7/31/03                              $  13,972            2.10%               0.39%             2.12%         133%
Six months ended 1/31/04 +                      $  14,399            2.12%**             0.06%**           2.12%**        85%
                                                ---------       ---------       -------------        ----------    ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/99                              $   6,692            1.76%               0.78%             2.05%         128%
Year ended 7/31/00                              $   7,815            1.75%               0.80%             2.06%         122%
Year ended 7/31/01                              $   6,883            1.96%               0.53%             2.15%          77%
Year ended 7/31/02(e)                           $   4,963            2.09%               0.11%             2.13%          78%
Year ended 7/31/03                              $   5,747            2.10%               0.38%             2.12%         133%
Six months ended 1/31/04 +                      $   6,009            2.12%**             0.06%**           2.12%**        85%
                                                ---------       ---------       -------------        ----------    ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                       $      38            1.63%**             0.55%**           1.68%**        78%
Year ended 7/31/03                              $     104            1.60%               0.82%             1.61%         133%
Six months ended 1/31/04 +                      $     173            1.62%**             0.52%**           1.62%**        85%
                                                ---------       ---------       -------------        ----------    ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 134-135 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       CHANGE IN NET ASSETS
                                                                     RESULTING FROM OPERATIONS
                                                                ----------------------------------
                                                                                     NET REALIZED
                                                                                         AND
                                                                                      UNREALIZED          CHANGE IN
                                                NET ASSET                           GAINS/(LOSSES)        NET ASSETS
                                                 VALUE,             NET                 FROM              RESULTING
                                                BEGINNING        INVESTMENT           INVESTMENT             FROM
                                                OF PERIOD       INCOME/(LOSS)        TRANSACTIONS         OPERATIONS
                                                ---------       -------------       --------------        ----------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                            $   5.00               (0.05)               (0.09)            (0.14)
Year ended 12/31/99                              $   4.82               (0.04)                1.08              1.04
Year ended 12/31/00                              $   5.62                0.06                (0.13)            (0.07)
Year ended 12/31/01                              $   4.91                0.01                 1.11              1.12
1/1/02 to 7/31/02(c)                             $   6.03               (0.01)               (0.13)            (0.14)
Year ended 7/31/03                               $   5.89               (0.04)@               2.40              2.36
Six months ended 1/31/04 +                       $   8.20                  --@                2.56              2.56
                                                ---------       -------------       --------------        ----------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                           $   5.93               (0.01)                0.04              0.03
1/1/02 to 7/31/02(c)                             $   5.96               (0.02)               (0.12)            (0.14)
Year ended 7/31/03                               $   5.82               (0.06)@               2.37              2.31
Six months ended 1/31/04 +                       $   8.08                  --@                2.52              2.52
                                                ---------       -------------       --------------        ----------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                           $   5.93               (0.01)                0.03              0.02
1/1/02 to 7/31/02(c)                             $   5.95               (0.03)               (0.13)            (0.16)
Year ended 7/31/03                               $   5.79               (0.10)@               2.33              2.23
Six months ended 1/31/04 +                       $   7.97               (0.03)                2.48              2.45
                                                ---------       -------------       --------------        ----------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                           $   5.93               (0.01)                0.04              0.03
1/1/02 to 7/31/02(c)                             $   5.96               (0.03)               (0.14)            (0.17)
Year ended 7/31/03                               $   5.79               (0.10)@               2.33              2.23
Six months ended 1/31/04 +                       $   7.97               (0.03)                2.48              2.45
                                                ---------       -------------       --------------        ----------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98                            $   5.00               (0.07)               (0.09)            (0.16)
Year ended 12/31/99                              $   4.80               (0.06)                1.08              1.02
Year ended 12/31/00                              $   5.58                0.03                (0.11)            (0.08)
Year ended 12/31/01                              $   4.88               (0.02)                1.10              1.08
1/1/02 to 7/31/02(c)                             $   5.96               (0.04)               (0.11)            (0.15)
Year ended 7/31/03                               $   5.81               (0.07)@               2.36              2.29
Six months ended 1/31/04 +                       $   8.05               (0.02)                2.52              2.50
                                                ---------       -------------       --------------        ----------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                             $  15.00                  --@                2.54              2.54
Six months ended 1/31/04 +                       $  17.54                0.01                 3.63              3.64
                                                ---------       -------------       --------------        ----------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                             $  15.00               (0.01)                2.53              2.52
Six months ended 1/31/04 +                       $  17.52               (0.03)                3.64              3.61
                                                ---------       -------------       --------------        ----------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                             $  15.00               (0.03)                2.51              2.48
Six months ended 1/31/04 +                       $  17.48               (0.08)                3.61              3.53
                                                ---------       -------------       --------------        ----------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                             $  15.00               (0.03)                2.51              2.48
Six months ended 1/31/04 +                       $  17.48               (0.07)                3.57              3.50
                                                ---------       -------------       --------------        ----------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                             $  15.00               (0.01)                2.52              2.51
Six months ended 1/31/04 +                       $  17.51               (0.04)                3.62              3.58
                                                ---------       -------------       --------------        ----------



                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                               ------------------------                              NET         TOTAL
                                                                                  TOTAL             ASSET        RETURN
                                                  NET            NET            DIVIDENDS           VALUE,      (EXCLUDES
                                               INVESTMENT      REALIZED            AND              END OF        SALES
                                                 INCOME         GAINS          DISTRIBUTIONS        PERIOD       CHARGE)
                                               ----------      --------        -------------        ------      ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                  --         (0.04)               (0.04)       $ 4.82          (2.87%)*
Year ended 12/31/99                                    --         (0.24)               (0.24)       $ 5.62          21.60%
Year ended 12/31/00                                 (0.05)        (0.59)               (0.64)       $ 4.91          (1.21%)
Year ended 12/31/01                                    --            --^                  --^       $ 6.03          22.90%
1/1/02 to 7/31/02(c)                                   --            --                   --        $ 5.89          (2.32%)*
Year ended 7/31/03                                     --         (0.05)               (0.05)       $ 8.20          40.26%
Six months ended 1/31/04 +                             --         (0.52)               (0.52)       $10.24          31.81%*
                                               ----------      --------        -------------        ------      ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                 --            --                   --        $ 5.96           0.56%*
1/1/02 to 7/31/02(c)                                   --            --                   --        $ 5.82          (2.35%)*
Year ended 7/31/03                                     --         (0.05)               (0.05)       $ 8.08          39.88%
Six months ended 1/31/04 +                             --         (0.52)               (0.52)       $10.08          31.78%*
                                               ----------      --------        -------------        ------      ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                 --            --                   --        $ 5.95           0.39%*
1/1/02 to 7/31/02(c)                                   --            --                   --        $ 5.79          (2.69%)*
Year ended 7/31/03                                     --         (0.05)               (0.05)       $ 7.97          38.70%
Six months ended 1/31/04 +                             --         (0.52)               (0.52)       $ 9.90          31.34%*
                                               ----------      --------        -------------        ------      ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                 --            --                   --        $ 5.96           0.56%*
1/1/02 to 7/31/02(c)                                   --            --                   --        $ 5.79          (2.85%)*
Year ended 7/31/03                                     --         (0.05)               (0.05)       $ 7.97          38.70%
Six months ended 1/31/04 +                             --         (0.52)               (0.52)       $ 9.90          31.34%*
                                               ----------      --------        -------------        ------      ---------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98                                  --         (0.04)               (0.04)       $ 4.80          (3.27%)*
Year ended 12/31/99                                    --         (0.24)               (0.24)       $ 5.58          21.19%
Year ended 12/31/00                                 (0.03)        (0.59)               (0.62)       $ 4.88          (1.38%)
Year ended 12/31/01                                    --            --^                  --^       $ 5.96          22.22%
1/1/02 to 7/31/02(c)                                   --            --                   --        $ 5.81          (2.52%)*
Year ended 7/31/03                                     --         (0.05)               (0.05)       $ 8.05          39.60%
Six months ended 1/31/04 +                             --         (0.52)               (0.52)       $10.03          31.65%*
                                               ----------      --------        -------------        ------      ---------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                   --            --                   --        $17.54          16.87%*
Six months ended 1/31/04 +                          (0.02)        (0.98)               (1.00)       $20.18          21.13%*
                                               ----------      --------        -------------        ------      ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                   --            --                   --        $17.52          16.73%*
Six months ended 1/31/04 +                             --^        (0.98)               (0.98)       $20.15          21.01%*
                                               ----------      --------        -------------        ------      ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                   --            --                   --        $17.48          16.47%*
Six months ended 1/31/04 +                             --         (0.98)               (0.98)       $20.03          20.59%*
                                               ----------      --------        -------------        ------      ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                   --            --                   --        $17.48          16.47%*
Six months ended 1/31/04 +                             --         (0.98)               (0.98)       $20.00          20.41%*
                                               ----------      --------        -------------        ------      ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                   --            --                   --        $17.51          16.67%*
Six months ended 1/31/04 +                             --         (0.98)               (0.98)       $20.11          20.84%*
                                               ----------      --------        -------------        ------      ---------



                                                                                                           FIFTH THIRD FUNDS
                                                                                                        FINANCIAL HIGHLIGHTS
                                                     (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             RATIOS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------------------------------
                                                              RATIOS OF                           RATIOS OF
                                                   NET        EXPENSES        RATIOS OF NET        EXPENSES
                                                  ASSETS,        TO              INVESTMENT          TO
                                                  END OF       AVERAGE        INCOME/(LOSS)        AVERAGE         PORTFOLIO
                                                  PERIOD        NET            TO AVERAGE            NET           TURNOVER
                                                  (000's)      ASSETS          NET ASSETS         ASSETS (a)        RATE (b)
                                                 --------     ---------       -------------       ----------       ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                            $  1,156          2.19%**            (0.83%)**         2.19%**          109%
Year ended 12/31/99                              $  3,283          1.60%              (0.32%)           1.60%             96%
Year ended 12/31/00                              $  6,743          1.40%               1.03%            1.40%            116%
Year ended 12/31/01                              $ 14,957          1.29%               0.21%            1.35%             47%
1/1/02 to 7/31/02(c)                             $ 45,538          1.40%**            (0.51%)**         1.68%**           16%
Year ended 7/31/03                               $100,676          1.40%              (0.68%)           1.47%             28%
Six months ended 1/31/04 +                       $172,823          1.32%**             0.10%**          1.32%**           12%
                                                 --------     ---------       -------------       ----------       ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                           $    862          1.59%**            (0.36%)**         1.78%**           47%
1/1/02 to 7/31/02(c)                             $  5,030          1.66%**            (0.77%)**         1.95%**           16%
Year ended 7/31/03                               $ 18,297          1.65%              (0.95%)           1.69%             28%
Six months ended 1/31/04 +                       $ 48,055          1.56%**            (0.13%)**         1.56%**           12%
                                                 --------     ---------       -------------       ----------       ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                           $    352          2.31%**            (1.08%)**         2.52%**           47%
1/1/02 to 7/31/02(c)                             $  2,709          2.42%**            (1.50%)**         2.72%**           16%
Year ended 7/31/03                               $  4,254          2.40%              (1.66%)           2.47%             28%
Six months ended 1/31/04 +                       $  7,375          2.25%**            (0.84%)**         2.31%**           12%
                                                 --------     ---------       -------------       ----------       ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                           $     59          2.32%**            (0.97%)**         2.57%**           47%
1/1/02 to 7/31/02(c)                             $    712          2.42%**            (1.52%)**         2.73%**           16%
Year ended 7/31/03                               $  1,166          2.40%              (1.66%)           2.47%             28%
Six months ended 1/31/04 +                       $  4,635          2.23%**            (0.89%)**         2.31%**           12%
                                                 --------     ---------       -------------       ----------       ---------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98                            $  3,159          2.69%**            (1.33%)**         2.69%**          109%
Year ended 12/31/99                              $  9,128          2.10%              (0.82%)           2.10%             96%
Year ended 12/31/00                              $ 15,424          1.90%               0.53%            1.90%            116%
Year ended 12/31/01                              $ 19,196          1.79%              (0.29%)           1.85%             47%
1/1/02 to 7/31/02(c)                             $ 18,905          1.90%**            (1.02%)**         2.12%**           16%
Year ended 7/31/03                               $ 25,342          1.90%              (1.15%)           1.97%             28%
Six months ended 1/31/04 +                       $ 46,790          1.79%**            (0.41%)**         1.81%**           12%

SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                             $ 72,783          1.24%**             0.03%**          1.60%**           39%
Six months ended 1/31/04 +                       $ 86,794          1.25%**            (0.07%)**         1.50%**           81%
                                                 --------     ---------       -------------       ----------       ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                             $    216          1.47%**            (0.21%)**         1.86%**           39%
Six months ended 1/31/04 +                       $  1,031          1.47%**            (0.34%)**         1.74%**           81%
                                                 --------     ---------       -------------       ----------       ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                             $    103          2.22%**            (1.07%)**         2.60%**           39%
Six months ended 1/31/04 +                       $    206          2.24%**            (1.10%)**         2.49%**           81%
                                                 --------     ---------       -------------       ----------       ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                             $     15          2.23%**            (0.97%)**         2.62%**           39%
Six months ended 1/31/04 +                       $    446          2.24%**            (1.21%)**         2.47%**           81%
                                                 --------     ---------       -------------       ----------       ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                             $    216          1.72%**            (0.51%)**         2.11%**           39%
Six months ended 1/31/04 +                       $    657          1.73%**            (0.63%)**         1.99%**           81%
                                                 --------     ---------       -------------       ----------       ---------

                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 136-137 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           CHANGE IN NET ASSETS
                                                                         RESULTING FROM OPERATIONS
                                                                    ----------------------------------

                                                                                         NET REALIZED
                                                                                            AND
                                                                                         UNREALIZED          CHANGE IN
                                                     NET ASSET                          GAINS/(LOSSES)      NET ASSETS
                                                      VALUE,             NET                FROM            RESULTING
                                                     BEGINNING       INVESTMENT          INVESTMENT           FROM
                                                     OF PERIOD      INCOME/(LOSS)        TRANSACTIONS       OPERATIONS
                                                     ---------      -------------       --------------      ----------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                  $ 15.92                 --                   --              --
Year ended 12/31/99                                    $ 15.92               0.25                 1.86            2.11
Year ended 12/31/00                                    $ 17.52               0.28                 3.88            4.16
Year ended 12/31/01                                    $ 18.64               0.05                 1.43            1.48
1/1/02 to 7/31/02(c)                                   $ 19.14                 --                (3.28)          (3.28)
Year ended 7/31/03                                     $ 15.86               0.02                 3.14            3.16
Six months ended 1/31/04 +                             $ 19.02               0.03                 4.49            4.52
                                                     ---------      -------------       --------------      ----------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                 $ 19.44               0.01                 0.57            0.58
1/1/02 to 7/31/02(c)                                   $ 19.05              (0.02)               (3.26)          (3.28)
Year ended 7/31/03                                     $ 15.77                 --^                3.08            3.08
Six months ended 1/31/04 +                             $ 18.85               0.01                 4.45            4.46
                                                     ---------      -------------       --------------      ----------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                 $ 19.44              (0.02)                0.56            0.54
1/1/02 to 7/31/02(c)                                   $ 19.03              (0.08)               (3.26)          (3.34)
Year ended 7/31/03                                     $ 15.69              (0.13)                3.07            2.94
Six months ended 1/31/04 +                             $ 18.63              (0.07)                4.38            4.31
                                                     ---------      -------------       --------------      ----------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                 $ 19.44              (0.01)                0.55            0.54
1/1/02 to 7/31/02(c)                                   $ 19.02              (0.08)               (3.25)          (3.33)
Year ended 7/31/03                                     $ 15.69              (0.12)                3.04            2.92
Six months ended 1/31/04 +                             $ 18.61              (0.07)                4.38            4.31
                                                     ---------      -------------       --------------      ----------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                                    $ 18.23               0.20                (1.80)          (1.60)
Year ended 12/31/99                                    $ 15.92               0.19                 1.86            2.05
Year ended 12/31/00                                    $ 17.49               0.18                 3.89            4.07
Year ended 12/31/01                                    $ 18.61               0.02                 1.37            1.39
1/1/02 to 7/31/02(c)                                   $ 19.09              (0.04)               (3.27)          (3.31)
Year ended 7/31/03                                     $ 15.78              (0.05)                3.09            3.04
Six months ended 1/31/04 +                             $ 18.82              (0.02)                4.44            4.42
                                                     ---------      -------------       --------------      ----------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                  $ 14.79               0.25                 1.86            2.11
Year ended 7/31/00                                     $ 15.19               0.21                (1.11)          (0.90)
Year ended 7/31/01                                     $ 13.22               0.15                 0.17            0.32
Year ended 7/31/02                                     $ 13.12               0.09                (1.73)          (1.64)
Year ended 7/31/03                                     $ 10.85               0.18@                1.14            1.32
Six months ended 1/31/04 +                             $ 11.85               0.07                 1.93            2.00
                                                     ---------      -------------       --------------      ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/99                                     $ 15.38               0.29                 1.19            1.48
Year ended 7/31/00                                     $ 15.18               0.17                (1.10)          (0.93)
Year ended 7/31/01                                     $ 13.22               0.11                 0.16            0.27
Year ended 7/31/02                                     $ 13.11               0.07                (1.74)          (1.67)
Year ended 7/31/03                                     $ 10.83               0.16@                1.14            1.30
Six months ended 1/31/04 +                             $ 11.83               0.05                 1.92            1.97
                                                     ---------      -------------       --------------      ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                 $ 13.40               0.03                 0.12            0.15
Year ended 7/31/02                                     $ 13.24              (0.02)               (1.74)          (1.76)
Year ended 7/31/03                                     $ 10.93               0.08@                1.15            1.23
Six months ended 1/31/04 +                             $ 11.93               0.01                 1.94            1.95
                                                     ---------      -------------       --------------      ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/99                                     $ 15.39               0.14                 1.26            1.40
Year ended 7/31/00                                     $ 15.19               0.10                (1.10)          (1.00)
Year ended 7/31/01                                     $ 13.23               0.05                 0.14            0.19
Year ended 7/31/02                                     $ 13.10              (0.03)               (1.73)          (1.76)
Year ended 7/31/03                                     $ 10.80               0.08@                1.11            1.19
Six months ended 1/31/04 +                             $ 11.76                 --^                1.91            1.91
                                                     ---------      -------------       --------------      ----------



                                                               LESS DIVIDENDS AND
                                                               DISTRIBUTIONS FROM
                                                      ---------------------------------------
                                                                                                                         NET
                                                                                                      TOTAL             ASSET
                                                          NET             NET         RETURN        DIVIDENDS           VALUE,
                                                      INVESTMENT        REALIZED         OF             AND             END OF
                                                        INCOME           GAINS        CAPITAL      DISTRIBUTIONS        PERIOD
                                                      ----------        --------      -------      -------------        ------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                         --              --           --                 --        $15.92
Year ended 12/31/99                                        (0.26)          (0.25)          --              (0.51)       $17.52
Year ended 12/31/00                                        (0.24)          (2.72)       (0.08)             (3.04)       $18.64
Year ended 12/31/01                                        (0.07)          (0.91)          --              (0.98)       $19.14
1/1/02 to 7/31/02(c)                                          --              --           --                 --        $15.86
Year ended 7/31/03                                            --              --           --                 --        $19.02
Six months ended 1/31/04 +                                 (0.03)          (0.07)          --              (0.10)       $23.44
                                                      ----------        --------      -------      -------------        ------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                     (0.06)          (0.91)          --              (0.97)       $19.05
1/1/02 to 7/31/02(c)                                          --              --           --                 --        $15.77
Year ended 7/31/03                                            --              --           --                 --        $18.85
Six months ended 1/31/04 +                                 (0.01)          (0.07)          --              (0.08)       $23.23
                                                      ----------        --------      -------      -------------        ------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                     (0.04)          (0.91)          --              (0.95)       $19.03
1/1/02 to 7/31/02(c)                                          --              --           --                 --        $15.69
Year ended 7/31/03                                            --              --           --                 --        $18.63
Six months ended 1/31/04 +                                    --           (0.07)          --              (0.07)       $22.87
                                                      ----------        --------      -------      -------------        ------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                     (0.04)          (0.92)          --              (0.96)       $19.02
1/1/02 to 7/31/02(c)                                          --              --           --                 --        $15.69
Year ended 7/31/03                                            --              --           --                 --        $18.61
Six months ended 1/31/04 +                                    --           (0.07)          --              (0.07)       $22.85
                                                      ----------        --------      -------      -------------        ------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                                        (0.20)          (0.51)          --              (0.71)       $15.92
Year ended 12/31/99                                        (0.23)          (0.25)          --              (0.48)       $17.49
Year ended 12/31/00                                        (0.17)          (2.72)       (0.06)             (2.95)       $18.61
Year ended 12/31/01                                           --           (0.91)          --              (0.91)       $19.09
1/1/02 to 7/31/02(c)                                          --              --           --                 --        $15.78
Year ended 7/31/03                                            --              --           --                 --        $18.82
Six months ended 1/31/04 +                                    --           (0.07)          --              (0.07)       $23.17
                                                      ----------        --------      -------      -------------        ------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                      (0.26)          (1.45)          --              (1.71)       $15.19
Year ended 7/31/00                                         (0.21)          (0.86)          --              (1.07)       $13.22
Year ended 7/31/01                                         (0.14)          (0.28)          --              (0.42)       $13.12
Year ended 7/31/02                                         (0.10)          (0.53)          --              (0.63)       $10.85
Year ended 7/31/03                                         (0.16)          (0.16)          --              (0.32)       $11.85
Six months ended 1/31/04 +                                 (0.09)          (0.40)          --              (0.49)       $13.36
                                                      ----------        --------      -------      -------------        ------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/99                                         (0.23)          (1.45)          --              (1.68)       $15.18
Year ended 7/31/00                                         (0.17)          (0.86)          --              (1.03)       $13.22
Year ended 7/31/01                                         (0.10)          (0.28)          --              (0.38)       $13.11
Year ended 7/31/02                                         (0.08)          (0.53)          --              (0.61)       $10.83
Year ended 7/31/03                                         (0.14)          (0.16)          --              (0.30)       $11.83
Six months ended 1/31/04 +                                 (0.07)          (0.40)          --              (0.47)       $13.33
                                                      ----------        --------      -------      -------------        ------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                     (0.03)          (0.28)          --              (0.31)       $13.24
Year ended 7/31/02                                         (0.02)          (0.53)          --              (0.55)       $10.93
Year ended 7/31/03                                         (0.07)          (0.16)          --              (0.23)       $11.93
Six months ended 1/31/04 +                                 (0.03)          (0.40)          --              (0.43)       $13.45
                                                      ----------        --------      -------      -------------        ------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/99                                         (0.15)          (1.45)          --              (1.60)       $15.19
Year ended 7/31/00                                         (0.10)          (0.86)          --              (0.96)       $13.23
Year ended 7/31/01                                         (0.04)          (0.28)          --              (0.32)       $13.10
Year ended 7/31/02                                         (0.01)          (0.53)          --              (0.54)       $10.80
Year ended 7/31/03                                         (0.07)          (0.16)          --              (0.23)       $11.76
Six months ended 1/31/04 +                                 (0.03)          (0.40)          --              (0.43)       $13.24
                                                      ----------        --------      -------      -------------        ------



                                                                                                                  FIFTH THIRD FUNDS
                                                                                                               FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                     ------------------------------------------------------------------------------
                                                                                RATIOS        RATIOS
                                                                                  OF          OF NET         RATIOS OF
                                                       TOTAL           NET     EXPENSES     INVESTMENT       EXPENSES
                                                      RETURN         ASSETS,      TO        INCOME/            TO
                                                     (EXCLUDES       END OF    AVERAGE       (LOSS)          AVERAGE      PORTFOLIO
                                                       SALES         PERIOD      NET        TO AVERAGE         NET         TURNOVER
                                                      CHARGE)        (000's)    ASSETS      NET ASSETS      ASSETS (a)      RATE(b)
                                                     ---------      --------   --------     ----------     -----------    ---------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                     0.00%*    $     --       1.30%**        1.65%**         1.30%**       118%
Year ended 12/31/99                                      13.26%     $    546       1.33%          1.62%           1.33%          78%
Year ended 12/31/00                                      23.78%     $    949       1.33%          1.41%           1.33%         121%
Year ended 12/31/01                                       7.91%     $ 18,069       1.23%          0.59%           1.26%          80%
1/1/02 to 7/31/02(c)                                    (17.14%)*   $ 49,844       1.33%**        0.01%**         1.55%**        25%
Year ended 7/31/03                                       19.92%     $182,485       1.33%          0.17%           1.36%          23%
Six months ended 1/31/04 +                               23.79%*    $229,767       1.29%**        0.27%**         1.29%**        13%
                                                     ---------      --------   --------     ----------     -----------    ---------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                    2.90%*    $  6,395       1.54%**        0.14%**         1.63%**        80%
1/1/02 to 7/31/02(c)                                    (17.22%)*   $ 18,042       1.59%**        (0.27%)**       1.79%**        25%
Year ended 7/31/03                                       19.53%     $ 19,667       1.58%          0.01%           1.64%          23%
Six months ended 1/31/04 +                               23.66%*    $ 30,957       1.54%**        0.01%**         1.54%**        13%
                                                     ---------      --------   --------     ----------     -----------    ---------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                    2.76%*    $  4,733       2.28%**       (0.59%)**        2.36%**        80%
1/1/02 to 7/31/02(c)                                    (17.55%)*   $ 11,522       2.34%**       (1.02%)**        2.53%**        25%
Year ended 7/31/03                                       18.74%     $ 14,087       2.33%         (0.81%)          2.39%          23%
Six months ended 1/31/04 +                               23.15%*    $ 17,901       2.29%**       (0.73%)**        2.29%**        13%
                                                     ---------      --------   --------     ----------     -----------    ---------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                    2.72%*    $    497       2.23%**       (0.60%)**        2.33%**        80%
1/1/02 to 7/31/02(c)                                    (17.51%)*   $  1,593       2.34%**       (1.08%)**        2.53%**        25%
Year ended 7/31/03                                       18.61%     $  2,036       2.33%         (0.81%)          2.39%          23%
Six months ended 1/31/04 +                               23.18%*    $  3,275       2.29%**       (0.75%)**        2.29%**        13%
                                                     ---------      --------   --------     ----------     -----------    ---------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                                      (8.74%)    $ 53,279       1.80%          1.15%           1.80%         118%
Year ended 12/31/99                                      12.93%     $ 39,885       1.83%          1.12%           1.83%          78%
Year ended 12/31/00                                      23.29%     $ 49,260       1.83%          0.91%           1.83%         121%
Year ended 12/31/01                                       7.47%     $ 47,698       1.73%          0.09%           1.76%          80%
1/1/02 to 7/31/02(c)                                    (17.34%)*   $ 38,419       1.83%**       (0.36%)**        1.98%**        25%
Year ended 7/31/03                                       19.26%     $ 37,047       1.83%         (0.30%)          1.89%          23%
Six months ended 1/31/04 +                               23.51%*    $ 43,733       1.79%**       (0.22%)**        1.79%**        13%
                                                     ---------      --------   --------     ----------     -----------    ---------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                    14.63%*    $148,525       1.07%**        1.63%**         1.12%**        69%
Year ended 7/31/00                                       (5.96%)    $100,007       1.02%          1.54%           1.08%          37%
Year ended 7/31/01                                        2.18%     $ 92,635       1.06%          1.03%           1.12%          19%
Year ended 7/31/02                                      (12.96%)    $ 80,906       1.16%          0.83%           1.19%          22%
Year ended 7/31/03                                       12.53%     $335,967       1.08%          1.74%           1.10%          79%
Six months ended 1/31/04 +                               17.14%*    $449,723       1.07%**        1.25%**         1.07%**        11%
                                                     ---------      --------   --------     ----------     -----------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/99                                        9.90%     $ 20,268       1.27%          1.58%           1.37%          69%
Year ended 7/31/00                                       (6.16%)    $ 12,777       1.27%          1.29%           1.33%          37%
Year ended 7/31/01                                        1.85%     $ 16,069       1.31%          0.79%           1.37%          19%
Year ended 7/31/02                                      (13.24%)    $ 12,579       1.40%          0.58%           1.43%          22%
Year ended 7/31/03                                       12.30%     $ 14,100       1.33%          1.51%           1.36%          79%
Six months ended 1/31/04 +                               16.95%*    $ 22,340       1.32%**        0.95%**         1.32%**        11%
                                                     ---------      --------   --------     ----------     -----------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                    0.97%*    $  1,963       2.08%**        0.07%**         2.13%**        19%
Year ended 7/31/02                                      (13.84%)    $  2,862       2.17%         (0.17%)          2.20%          22%
Year ended 7/31/03                                       11.50%     $  3,408       2.08%          0.76%           2.11%          79%
Six months ended 1/31/04 +                               16.55%*    $  4,195       2.07%**        0.25%**         2.07%**        11%
                                                     ---------      --------   --------     ----------     -----------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/99                                        9.34%     $  1,433       1.83%          0.88%           2.13%          69%
Year ended 7/31/00                                       (6.65%)    $    679       1.77%          0.80%           2.08%          37%
Year ended 7/31/01                                        1.20%     $    668       2.02%          0.09%           2.19%          19%
Year ended 7/31/02                                      (13.85%)    $    577       2.16%         (0.18%)          2.19%          22%
Year ended 7/31/03                                       11.28%     $    884       2.08%          0.75%           2.10%          79%
Six months ended 1/31/04 +                               16.50%*    $  1,518       2.07%**        0.23%**         2.07%**        11%
                                                     ---------      --------   --------     ----------     -----------    ---------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 138-139 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                                     CHANGE IN NET ASSETS
                                                                                  RESULTING FROM OPERATIONS

                                                                              ----------------------------------
                                                                                                  NET REALIZED
                                                                                                       AND
                                                                                                   UNREALIZED          CHANGE IN
                                                                NET ASSET                         GAINS/(LOSSES)       NET ASSETS
                                                                 VALUE,            NET                 FROM             RESULTING
                                                                BEGINNING      INVESTMENT           INVESTMENT            FROM
                                                                OF PERIOD     INCOME/(LOSS)        TRANSACTIONS        OPERATIONS
                                                                ---------     -------------        ------------        ----------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.04#                1.35#            1.39
Six months ended 1/31/04 +                                       $  11.35              0.13#                1.87#            2.00
                                                                ---------     -------------        ------------        ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.02#                1.33#            1.35
Six months ended 1/31/04 +                                       $  11.33              0.10#                1.88#            1.98
                                                                ---------     -------------        ------------        ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00            (0.02)#                1.28#            1.26
Six months ended 1/31/04 +                                       $  11.26              0.07#                1.85#            1.92
                                                                ---------     -------------        ------------        ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00            (0.01)#                1.28#            1.27
Six months ended 1/31/04 +                                       $  11.26              0.06#                1.85#            1.91
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.09#                1.58#            1.67
Six months ended 1/31/04 +                                       $  11.59              0.13#                1.53#            1.66
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.07#                1.58#            1.65
Six months ended 1/31/04 +                                       $  11.58              0.11#                1.54#            1.65
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.02#                1.55#            1.57
Six months ended 1/31/04 +                                       $  11.55              0.07#                1.52#            1.59
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.02#                1.55#            1.57
Six months ended 1/31/04 +                                       $  11.55              0.07#                1.52#            1.59
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.14#                0.92#            1.06
Six months ended 1/31/04 +                                       $  10.93              0.15#                1.08#            1.23
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.12#                0.92#            1.04
Six months ended 1/31/04 +                                       $  10.93              0.12#                1.09#            1.21
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.06#                0.89#            0.95
Six months ended 1/31/04 +                                       $  10.89              0.08#                1.09#            1.17
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.06#                0.90#            0.96
Six months ended 1/31/04 +                                       $  10.90              0.08#                1.08#            1.16
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.18#                0.60#            0.78
Six months ended 1/31/04 +                                       $  10.62              0.15#                0.86#            1.01
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.15#                0.59#            0.74
Six months ended 1/31/04 +                                       $  10.60              0.13#                0.88#            1.01
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.10#                0.58#            0.68
Six months ended 1/31/04 +                                       $  10.58              0.09#                0.87#            0.96
                                                                ---------     -------------        ------------        ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00              0.09#                0.59#            0.68
Six months ended 1/31/04 +                                       $  10.59              0.08#                0.88#            0.96
                                                                ---------     -------------        ------------        ----------



                                                                          LESS DIVIDENDS AND
                                                                          DISTRIBUTIONS FROM
                                                                          -------------------

                                                                                                               NET        TOTAL
                                                                                              TOTAL           ASSET      RETURN
                                                                   NET          NET         DIVIDENDS         VALUE,    (EXCLUDES
                                                                INVESTMENT    REALIZED         AND            END OF     SALES
                                                                  INCOME        GAINS      DISTRIBUTIONS      PERIOD     CHARGE)
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.04)         --             (0.04)    $ 11.35        13.92%*
Six months ended 1/31/04 +                                           (0.12)      (0.18)            (0.30)    $ 13.05        17.75%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.02)         --             (0.02)    $ 11.33        13.57%*
Six months ended 1/31/04 +                                           (0.11)      (0.18)            (0.29)    $ 13.02        17.58%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                    --^         --                --     $ 11.26        12.65%*
Six months ended 1/31/04 +                                           (0.10)      (0.18)            (0.28)    $ 12.90        17.15%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.01)         --             (0.01)    $ 11.26        12.74%*
Six months ended 1/31/04 +                                           (0.09)      (0.18)            (0.27)    $ 12.90        17.21%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.08)         --             (0.08)    $ 11.59        16.78%*
Six months ended 1/31/04 +                                           (0.13)      (0.14)            (0.27)    $ 12.98        14.42%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.07)         --             (0.07)    $ 11.58        16.51%*
Six months ended 1/31/04 +                                           (0.12)      (0.14)            (0.26)    $ 12.97        14.33%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.02)         --             (0.02)    $ 11.55        15.70%*
Six months ended 1/31/04 +                                           (0.08)      (0.14)            (0.22)    $ 12.92        13.83%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.02)         --             (0.02)    $ 11.55        15.71%*
Six months ended 1/31/04 +                                           (0.09)      (0.14)            (0.23)    $ 12.91        13.80%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.13)         --             (0.13)    $ 10.93        10.66%*
Six months ended 1/31/04 +                                           (0.14)      (0.12)            (0.26)    $ 11.90        11.29%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.11)         --             (0.11)    $ 10.93        10.48%*
Six months ended 1/31/04 +                                           (0.13)      (0.12)            (0.25)    $ 11.89        11.10%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.06)         --             (0.06)    $ 10.89         9.58%*
Six months ended 1/31/04 +                                           (0.09)      (0.12)            (0.21)    $ 11.85        10.78%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.06)         --             (0.06)    $ 10.90         9.67%*
Six months ended 1/31/04 +                                           (0.09)      (0.12)            (0.21)    $ 11.85        10.73%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.16)         --             (0.16)    $ 10.62         7.87%*
Six months ended 1/31/04 +                                           (0.14)      (0.20)            (0.34)    $ 11.29         9.68%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.14)         --             (0.14)    $ 10.60         7.51%*
Six months ended 1/31/04 +                                           (0.13)      (0.20)            (0.33)    $ 11.28         9.66%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.10)         --             (0.10)    $ 10.58         6.81%*
Six months ended 1/31/04 +                                           (0.10)      (0.20)            (0.30)    $ 11.24         9.14%*
                                                                ----------    --------     -------------     -------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.09)         --             (0.09)    $ 10.59         6.81%*
Six months ended 1/31/04 +                                           (0.10)      (0.20)            (0.30)    $ 11.25         9.16%*
                                                                ----------    --------     -------------     -------    ---------



                                                                                                                  FIFTH THIRD FUNDS
                                                                                                               FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         RATIOS/SUPPLEMENTAL DATA
                                                                -------------------------------------------------------------------
                                                                           RATIOS OF                        RATIOS OF
                                                                   NET     EXPENSES      RATIOS OF NET      EXPENSES
                                                                 ASSETS,      TO          INVESTMENT           TO
                                                                 END OF     AVERAGE      INCOME/(LOSS)       AVERAGE      PORTFOLIO
                                                                 PERIOD       NET         TO AVERAGE           NET        TURNOVER
                                                                 (000's)    ASSETS        NET ASSETS        ASSETS (a)     RATE (b)
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 32,421        0.08%**           0.45%**         0.78%**        79%
Six months ended 1/31/04 +                                      $ 36,114        0.08%**           2.02%**         0.52%**        24%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 10,090        0.33%**           0.16%**         1.24%**        79%
Six months ended 1/31/04 +                                      $ 28,361        0.33%**           2.01%**         0.76%**        24%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  3,587        1.08%**           (0.54%)**       2.06%**        79%
Six months ended 1/31/04 +                                      $  8,780        1.08%**           1.19%**         1.51%**        24%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    532        1.08%**           (0.62%)**       2.20%**        79%
Six months ended 1/31/04 +                                      $  1,778        1.08%**           1.31%**         1.51%**        24%

LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 62,677        0.08%**           1.15%**         0.54%**        55%
Six months ended 1/31/04 +                                      $ 62,811        0.08%**           2.19%**         0.44%**        14%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 33,806        0.33%**           0.86%**         0.90%**        55%
Six months ended 1/31/04 +                                      $ 75,972        0.33%**           2.15%**         0.69%**        14%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $ 12,606        1.08%**           0.10%**         1.60%**        55%
Six months ended 1/31/04 +                                      $ 28,054        1.08%**           1.37%**         1.44%**        14%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,386        1.08%**           0.06%**         1.61%**        55%
Six months ended 1/31/04 +                                      $  4,582        1.08%**           1.49%**         1.43%**        14%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 71,538        0.08%**           1.82%**         0.52%**        55%
Six months ended 1/31/04 +                                      $ 75,394        0.08%**           2.46%**         0.44%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 28,991        0.33%**           1.52%**         0.84%**        55%
Six months ended 1/31/04 +                                      $ 75,383        0.33%**           2.41%**         0.69%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $ 14,631        1.08%**           0.74%**         1.63%**        55%
Six months ended 1/31/04 +                                      $ 28,172        1.08%**           1.64%**         1.44%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,335        1.08%**           0.70%**         1.66%**        55%
Six months ended 1/31/04 +                                      $  4,658        1.08%**           1.73%**         1.43%**        16%

                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 40,412        0.08%**           2.23%**         0.60%**        72%
Six months ended 1/31/04 +                                      $ 37,014        0.08%**           2.66%**         0.48%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 19,449        0.33%**           1.82%**         1.04%**        72%
Six months ended 1/31/04 +                                      $ 35,487        0.33%**           2.55%**         0.73%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  9,083        1.08%**           1.09%**         1.80%**        72%
Six months ended 1/31/04 +                                      $ 16,511        1.08%**           1.76%**         1.48%**        16%
                                                                --------   ---------     -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,017        1.08%**           1.07%**         1.73%**        72%
Six months ended 1/31/04 +                                      $  2,442        1.08%**           1.74%**         1.47%**        16%
                                                                --------   ---------     -------------      ----------    ---------

                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 140-141 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                               CHANGE IN NET ASSETS
                                                                             RESULTING FROM OPERATIONS
                                                                          ----------------------------------

                                                                                               NET REALIZED
                                                                                                  AND
                                                                                                UNREALIZED        CHANGE IN
                                                            NET ASSET                         GAINS/(LOSSES)      NET ASSETS
                                                             VALUE,           NET                  FROM           RESULTING
                                                            BEGINNING      INVESTMENT           INVESTMENT          FROM
                                                            OF PERIOD     INCOME/(LOSS)        TRANSACTIONS       OPERATIONS
                                                            ---------     -------------       --------------      ----------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                          $ 10.00              0.23#                0.52#           0.75
Six months ended 1/31/04 +                                    $ 10.54              0.17#                0.55#           0.72
                                                            ---------     -------------       --------------      ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                          $ 10.00              0.21#                0.51#           0.72
Six months ended 1/31/04 +                                    $ 10.53              0.14#                0.56#           0.70
                                                            ---------     -------------       --------------      ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                          $ 10.00              0.16#                0.49#           0.65
Six months ended 1/31/04 +                                    $ 10.50              0.10#                0.57#           0.67
                                                            ---------     -------------       --------------      ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                          $ 10.00              0.15#                0.50#           0.65
Six months ended 1/31/04 +                                    $ 10.51              0.09#                0.57#           0.66
                                                            ---------     -------------       --------------      ----------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                         $ 11.31              0.33                (0.50)          (0.17)
Year ended 12/31/99                                           $ 10.62              0.87                (1.43)          (0.56)
Year ended 12/31/00                                           $  9.23              0.78                 0.70            1.48
Year ended 12/31/01                                           $  9.96              0.69                 0.59            1.28
1/1/02 to 7/31/02(c)                                          $ 10.57              0.32                 0.08            0.40
Year ended 7/31/03                                            $ 10.63              0.58                 0.25            0.83
Six months ended 1/31/04 +                                    $ 10.91              0.27                 0.57            0.84
                                                            ---------     -------------       --------------      ----------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                       $ 10.53              0.16                (0.10)           0.06
1/1/02 to 7/31/02(c)                                          $ 10.50              0.27                 0.07            0.34
Year ended 7/31/03                                            $ 10.55              0.47                 0.24            0.71
Six months ended 1/31/04 +                                    $ 10.82              0.21                 0.57            0.78
                                                            ---------     -------------       --------------      ----------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98                                           $ 11.31              0.72                (0.33)           0.39
Year ended 12/31/99                                           $ 10.61              0.86                (1.43)          (0.57)
Year ended 12/31/00                                           $  9.22              0.73                 0.70            1.43
Year ended 12/31/01                                           $  9.95              0.63                 0.60            1.23
1/1/02 to 7/31/02(c)                                          $ 10.53              0.28                 0.10            0.38
Year ended 7/31/03                                            $ 10.60              0.51                 0.26            0.77
Six months ended 1/31/04 +                                    $ 10.88              0.24                 0.56            0.80
                                                            ---------     -------------       --------------      ----------
SELECT STOCK FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                         $ 31.26             (0.06)                6.71            6.65
Year ended 7/31/00                                            $ 37.28             (0.09)                1.59            1.50
Year ended 7/31/01                                            $ 38.23                --               (11.73)         (11.73)
Year ended 7/31/02                                            $ 25.47             (0.21)               (7.20)          (7.41)
Year ended 7/31/03                                            $ 18.06             (0.12)                0.23            0.11
Six months ended 1/31/04 +                                    $ 18.17             (0.06)                2.82            2.76
                                                            ---------     -------------       --------------      ----------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/99                                            $ 32.35             (0.09)                5.57            5.48
Year ended 7/31/00                                            $ 37.20             (0.21)                1.61            1.40
Year ended 7/31/01                                            $ 38.05                --               (11.74)         (11.74)
Year ended 7/31/02                                            $ 25.28             (0.29)               (7.11)          (7.40)
Year ended 7/31/03                                            $ 17.88             (0.16)                0.22            0.06
Six months ended 1/31/04 +                                    $ 17.94             (0.08)                2.78            2.70
                                                            ---------     -------------       --------------      ----------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                        $ 34.43                --                (7.81)          (7.81)
Year ended 7/31/02                                            $ 25.59             (0.34)               (7.40)          (7.74)
Year ended 7/31/03                                            $ 17.85             (0.24)                0.16           (0.08)
Six months ended 1/31/04 +                                    $ 17.77             (0.15)                2.76            2.61
                                                            ---------     -------------       --------------      ----------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/99                                            $ 32.28             (0.23)                5.50            5.27
Year ended 7/31/00                                            $ 36.92             (0.47)                1.66            1.19
Year ended 7/31/01                                            $ 37.56                --               (11.78)         (11.78)
Year ended 7/31/02                                            $ 24.75             (0.50)               (6.88)          (7.38)
Year ended 7/31/03                                            $ 17.37             (0.30)                0.23           (0.07)
Six months ended 1/31/04 +                                    $ 17.30             (0.16)                2.69            2.53
                                                            ---------     -------------       --------------      ----------



                                                                 LESS DIVIDENDS AND
                                                                 DISTRIBUTIONS FROM
                                                          ---------------------------------
                                                                                                                NET       TOTAL
                                                                                                 TOTAL         ASSET      RETURN
                                                             NET         NET        RETURN     DIVIDENDS       VALUE,   (EXCLUDES
                                                          INVESTMENT   REALIZED       OF           AND         END OF     SALES
                                                           INCOME       GAINS      CAPITAL    DISTRIBUTIONS    PERIOD    CHARGE)
                                                          ----------   --------    --------   -------------   -------   ---------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                           (0.21)        --          --           (0.21)  $ 10.54        7.58%*
Six months ended 1/31/04 +                                     (0.16)     (0.16)         --           (0.32)  $ 10.94        6.88%*
                                                          ----------   --------    --------   -------------   -------   ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                           (0.19)        --          --           (0.19)  $ 10.53        7.31%*
Six months ended 1/31/04 +                                     (0.15)     (0.16)         --           (0.31)  $ 10.92        6.68%*
                                                          ----------   --------    --------   -------------   -------   ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                           (0.15)        --          --           (0.15)  $ 10.50        6.54%*
Six months ended 1/31/04 +                                     (0.11)     (0.16)         --           (0.27)  $ 10.90        6.41%*
                                                          ----------   --------    --------   -------------   -------   ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                           (0.14)        --          --           (0.14)  $ 10.51        6.58%*
Six months ended 1/31/04 +                                     (0.11)     (0.16)         --           (0.27)  $ 10.90        6.36%*
                                                          ----------   --------    --------   -------------   -------   ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                          (0.33)     (0.19)         --           (0.52)  $ 10.62        3.54%*
Year ended 12/31/99                                            (0.83)        --          --           (0.83)  $  9.23       (5.61%)
Year ended 12/31/00                                            (0.75)        --          --           (0.75)  $  9.96       16.52%
Year ended 12/31/01                                            (0.67)        --         --^           (0.67)  $ 10.57       13.12%
1/1/02 to 7/31/02(c)                                           (0.34)        --          --           (0.34)  $ 10.63        3.82%*
Year ended 7/31/03                                             (0.55)        --          --           (0.55)  $ 10.91        7.89%
Six months ended 1/31/04 +                                     (0.27)        --          --           (0.27)  $ 11.48        7.76%*
                                                          ----------   --------    --------   -------------   -------   ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                        (0.09)        --          --           (0.09)  $ 10.50        0.62%*
1/1/02 to 7/31/02(c)                                           (0.29)        --          --           (0.29)  $ 10.55        3.22%*
Year ended 7/31/03                                             (0.44)        --          --           (0.44)  $ 10.82        6.82%
Six months ended 1/31/04 +                                     (0.22)        --          --           (0.22)  $ 11.38        7.24%*
                                                          ----------   --------    --------   -------------   -------   ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98                                            (0.72)     (0.37)         --           (1.09)  $ 10.61        3.49%
Year ended 12/31/99                                            (0.82)        --          --           (0.82)  $  9.22       (5.72%)
Year ended 12/31/00                                            (0.70)        --          --           (0.70)  $  9.95       16.01%
Year ended 12/31/01                                            (0.65)        --          --^          (0.65)  $ 10.53       12.64%
1/1/02 to 7/31/02(c)                                           (0.31)        --          --           (0.31)  $ 10.60        3.64%*
Year ended 7/31/03                                             (0.49)        --          --           (0.49)  $ 10.88        7.36%
Six months ended 1/31/04 +                                     (0.24)        --          --           (0.24)  $ 11.44        7.44%*
                                                          ----------   --------    --------   -------------   -------   ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                             --      (0.63)         --           (0.63)  $ 37.28      21.53%*
Year ended 7/31/00                                                --      (0.55)         --           (0.55)  $ 38.23        4.07%
Year ended 7/31/01                                                --      (1.03)         --           (1.03)  $ 25.47      (31.27%)
Year ended 7/31/02                                                --         --          --              --   $ 18.06      (29.09%)
Year ended 7/31/03                                                --         --          --              --   $ 18.17        0.61%
Six months ended 1/31/04 +                                        --         --          --              --   $ 20.93       15.19%*
                                                          ----------   --------    --------   -------------   -------   ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/99                                                --      (0.63)         --           (0.63)  $ 37.20       17.18%
Year ended 7/31/00                                                --      (0.55)         --           (0.55)  $ 38.05        3.81%
Year ended 7/31/01                                                --      (1.03)         --           (1.03)  $ 25.28      (31.44%)
Year ended 7/31/02                                                --         --          --              --   $ 17.88      (29.27%)
Year ended 7/31/03                                                --         --          --              --   $ 17.94        0.34%
Six months ended 1/31/04 +                                        --         --          --              --   $ 20.64       15.05%*
                                                          ----------   --------    --------   -------------   -------   ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                            --      (1.03)         --           (1.03)  $25.59       (23.35%)*
Year ended 7/31/02                                                --         --          --              --   $17.85       (30.25%)
Year ended 7/31/03                                                --         --          --              --   $17.77        (0.45%)
Six months ended 1/31/04 +                                        --         --          --              --   $20.38        14.69%*
                                                          ----------   --------    --------   -------------   -------   ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/99                                                --      (0.63)         --           (0.63)  $36.92        16.56%
Year ended 7/31/00                                                --      (0.55)         --           (0.55)  $37.56         3.26%
Year ended 7/31/01                                                --      (1.03)         --           (1.03)  $24.75       (31.97%)
Year ended 7/31/02                                                --         --          --              --   $17.37       (29.82%)
Year ended 7/31/03                                                --         --          --              --   $17.30        (0.40%)
Six months ended 1/31/04 +                                        --         --          --              --   $19.83        14.62%*
                                                          ----------   --------    --------   -------------   -------   ---------



                                                                                                           FIFTH THIRD FUNDS
                                                                                                        FINANCIAL HIGHLIGHTS
                                                      (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                              RESULTING FROM OPERATIONS
                                                     -----------------------------------------------------------------------
                                                                  RATIOS OF                         RATIOS OF
                                                       NET        EXPENSES      RATIOS OF NET       EXPENSES
                                                      ASSETS,        TO          INVESTMENT            TO
                                                     END OF        AVERAGE      INCOME/(LOSS)        AVERAGE       PORTFOLIO
                                                     PERIOD          NET         TO AVERAGE            NET         TURNOVER
                                                     (000's)       ASSETS        NET ASSETS        ASSETS (a)      RATE (b)
                                                     --------     ---------     -------------      ----------      ---------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $ 16,014          0.08%**           2.90%**         0.75%**          63%
Six months ended 1/31/04 +                           $ 12,693          0.08%**           2.96%**         0.58%**          24%
                                                     --------     ---------     -------------      ----------      ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                 $  9,387          0.33%**           2.52%**         1.17%**          63%
Six months ended 1/31/04 +                           $ 17,532          0.33%**           2.93%**         0.83%**          24%
                                                     --------     ---------     -------------      ----------      ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                 $  8,795          1.08%**           1.75%**         1.86%**          63%
Six months ended 1/31/04 +                           $ 11,736          1.08%**           2.05%**         1.58%**          24%
                                                     --------     ---------     -------------      ----------      ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                 $  2,203          1.08%**           1.63%**         1.86%**          63%
Six months ended 1/31/04 +                           $  4,909          1.08%**           2.10%**         1.57%**          24%
                                                     --------     ---------     -------------      ----------      ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                                $    426          1.37%**           7.02%**         1.37%**          59%
Year ended 12/31/99                                  $  2,540          1.41%             8.37%           1.41%            51%
Year ended 12/31/00                                  $  3,349          1.35%             8.03%           1.35%            48%
Year ended 12/31/01                                  $  3,142          1.26%             6.62%           1.28%            34%
1/1/02 to 7/31/02(c)                                 $ 11,491          1.35%**           5.14%**         1.63%**          27%
Year ended 7/31/03                                   $ 67,649          1.35%             5.25%           1.35%            38%
Six months ended 1/31/04 +                           $ 94,810          1.32%**           4.87%**         1.32%**          21%
                                                     --------     ---------     -------------      ----------      ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                              $  1,755          2.39%**           8.97%**         2.55%**          34%
1/1/02 to 7/31/02(c)                                 $  8,148          2.37%**           3.97%**         2.66%**          27%
Year ended 7/31/03                                   $ 37,810          2.32%             4.35%           2.35%            38%
Six months ended 1/31/04 +                           $ 45,798          2.31%**           3.84%**         2.31%**          21%
                                                     --------     ---------     -------------      ----------      ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98                                  $ 39,650          1.87%             6.52%           1.87%            59%
Year ended 12/31/99                                  $ 24,023          1.91%             7.87%           1.91%            51%
Year ended 12/31/00                                  $ 32,351          1.85%             7.53%           1.85%            48%
Year ended 12/31/01                                  $ 34,105          1.76%             6.12%           1.78%            34%
1/1/02 to 7/31/02(c)                                 $ 31,240          1.85%**           4.49%**         2.07%**          27%
Year ended 7/31/03                                   $ 36,345          1.85%             4.68%           1.88%            38%
Six months ended 1/31/04 +                           $ 39,959          1.82%**           4.32%**         1.82%**          21%
                                                     --------     ---------     -------------      ----------      ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                $ 61,943          1.21%**          (0.24%)**        1.22%**          51%
Year ended 7/31/00                                   $ 58,939          1.07%            (0.23%)          1.07%            53%
Year ended 7/31/01                                   $ 31,415          1.11%            (0.48%)          1.24%           139%
Year ended 7/31/02                                   $ 16,623          1.38%            (0.79%)          1.38%            70%
Year ended 7/31/03                                   $ 14,659          1.47%            (0.67%)          1.63%            50%
Six months ended 1/31/04 +                           $ 11,298          1.42%**          (0.56%)**        1.67%**          68%
                                                     --------     ---------     -------------      ----------      ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/99                                   $ 49,936          1.41%            (0.47%)          1.43%            51%
Year ended 7/31/00                                   $ 42,842          1.32%            (0.47%)          1.32%            53%
Year ended 7/31/01                                   $ 20,106          1.36%            (0.73%)          1.48%           139%
Year ended 7/31/02                                   $  9,132          1.63%            (1.03%)          1.63%            70%
Year ended 7/31/03                                   $  8,264          1.72%            (0.92%)          1.89%            50%
Six months ended 1/31/04 +                           $ 11,301          1.67%**          (0.85%)**        1.92%**          68%
                                                     --------     ---------     -------------      ----------      ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                               $    158          2.17%**          (1.54%)**        2.57%**         139%
Year ended 7/31/02                                   $    285          2.27%            (1.89%)          2.27%            70%
Year ended 7/31/03                                   $    350          2.47%            (1.68%)          2.63%            50%
Six months ended 1/31/04 +                           $    462          2.42%**          (1.60%)**        2.67%**          68%
                                                     --------     ---------     -------------      ----------      ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/99                                   $  6,653          1.95%            (1.00%)          2.21%            51%
Year ended 7/31/00                                   $  4,171          1.82%            (0.97%)          2.07%            53%
Year ended 7/31/01                                   $  1,935          2.05%            (1.42%)          2.32%           139%
Year ended 7/31/02                                   $    837          2.38%            (1.78%)          2.38%            70%
Year ended 7/31/03                                   $    727          2.47%            (1.67%)          2.64%            50%
Six months ended 1/31/04 +                           $    698          2.42%**          (1.57%)**        2.67%**          68%
                                                     --------     ---------     -------------      ----------      ---------

                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 142-143 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                 CHANGE IN NET ASSETS
                                                               RESULTING FROM OPERATIONS
                                                             -----------------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED      CHANGE IN
                                              NET ASSET                        GAINS/(LOSSES)   NET ASSETS
                                               VALUE,            NET               FROM         RESULTING
                                              BEGINNING      INVESTMENT         INVESTMENT        FROM
                                              OF PERIOD     INCOME/(LOSS)       TRANSACTIONS    OPERATIONS
                                              ----------     -----------      ------------      ----------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                          $    20.00          (0.03)             (0.76)          (0.79)
Year ended 7/31/01                            $    19.21             --              (8.68)          (8.68)
Year ended 7/31/02                            $    10.37          (0.12)             (4.70)          (4.82)
Year ended 7/31/03                            $     5.55          (0.09)@             3.26            3.17
Six months ended 1/31/04 +                    $     8.72          (0.05)@             3.24            3.19
                                              ----------     -----------      ------------      ----------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                          $    20.00          (0.03)             (0.76)          (0.79)
Year ended 7/31/01                            $    19.21             --              (8.70)          (8.70)
Year ended 7/31/02                            $    10.35          (0.13)             (4.70)          (4.83)
Year ended 7/31/03                            $     5.52          (0.11)@             3.25            3.14
Six months ended 1/31/04 +                    $     8.66          (0.07)@             3.21            3.14
                                              ----------     -----------      ------------      ----------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $    17.28             --              (6.84)          (6.84)
Year ended 7/31/02                            $    10.28          (0.17)             (4.67)          (4.84)
Year ended 7/31/03                            $     5.44          (0.15)@             3.18            3.03
Six months ended 1/31/04 +                    $     8.47          (0.10)@             3.13            3.03
                                              ----------     -----------      ------------      ----------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                          $    20.00          (0.03)             (0.77)          (0.80)
Year ended 7/31/01                            $    19.20             --              (8.80)          (8.80)
Year ended 7/31/02                            $    10.24          (0.24)             (4.57)          (4.81)
Year ended 7/31/03                            $     5.43          (0.16)@             3.17            3.01
Six months ended 1/31/04 +                    $     8.44          (0.10)@             3.13            3.03
                                              ----------     -----------      ------------      ----------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $     8.91          (0.08)             (3.32)          (3.40)
Year ended 7/31/03                            $     5.51          (0.13)@             3.23            3.10
Six months ended 1/31/04 +                    $     8.61          (0.08)@             3.19            3.11
                                              ----------     -----------      ------------      ----------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
10/9/98(d) to 7/31/99                         $    10.50           0.09               2.52            2.61
Year ended 7/31/00                            $    12.80           0.07               1.01            1.08
Year ended 7/31/01                            $    12.70           0.13              (2.17)          (2.04)
Year ended 7/31/02                            $     9.04           0.02              (1.30)          (1.28)
Year ended 7/31/03                            $     7.65           0.06               0.12            0.18
Six months ended 1/31/04 +                    $     7.79          (0.02)@             1.84            1.82
                                              ----------     -----------      ------------      ----------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/99                            $    12.56           0.03               0.49            0.52
Year ended 7/31/00                            $    12.84           0.04               1.01            1.05
Year ended 7/31/01                            $    12.71           0.12              (2.19)          (2.07)
Year ended 7/31/02                            $     9.02           0.04              (1.24)          (1.28)
Year ended 7/31/03                            $     7.64           0.07               0.12            0.19
Six months ended 1/31/04 +                    $     7.81          (0.03)@             1.84            1.81
                                              ----------     -----------      ------------      ----------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                        $    12.09           0.03              (1.44)          (1.41)
Year ended 7/31/02                            $     9.06          (0.05)             (1.31)          (1.36)
Year ended 7/31/03                            $     7.60            --@               0.11            0.11
Six months ended 1/31/04 +                    $     7.71          (0.06)@             1.83            1.77
                                              ----------     -----------      ------------      ----------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/99                            $    12.51             --               0.46            0.46
Year ended 7/31/00                            $    12.76          (0.03)              0.99            0.96
Year ended 7/31/01                            $    12.54           0.13              (2.23)          (2.10)
Year ended 7/31/02                            $     8.82          (0.08)             (1.24)          (1.32)
Year ended 7/31/03                            $     7.40           0.02               0.08            0.10
Six months ended 1/31/04 +                    $     7.50          (0.07)@             1.78            1.71
                                              ----------     -----------      ------------      ----------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03 (d) to 1/31/04 +                     $     8.67          (0.03)@             0.87            0.84
                                              ----------     -----------      ------------      ----------




                                                            LESS DIVIDENDS
                                                        AND DISTRIBUTIONS FROM
                                                        -----------------------

                                                                                                NET            TOTAL
                                                                                TOTAL           ASSET          RETURN
                                                  NET            NET           DIVIDENDS        VALUE,       (EXCLUDES
                                              INVESTMENT       REALIZED          AND           END OF          SALES
                                                INCOME          GAINS        DISTRIBUTIONS      PERIOD        CHARGE)
                                              ----------      ----------      ----------      ----------     ----------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                                  --              --              --      $    19.21          (5.69%)*
Year ended 7/31/01                                    --           (0.16)          (0.16)     $    10.37         (46.65%)
Year ended 7/31/02                                    --              --              --      $     5.55         (46.48%)
Year ended 7/31/03                                    --              --              --      $     8.72          57.12%
Six months ended 1/31/04 +                            --              --              --      $    11.91          36.58%*
                                              ----------      ----------      ----------      ----------     ----------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                                  --              --              --      $    19.21          (5.69%)*
Year ended 7/31/01                                    --           (0.16)          (0.16)     $    10.35         (45.62%)
Year ended 7/31/02                                    --              --              --      $     5.52         (46.67%)
Year ended 7/31/03                                    --              --              --      $     8.66          56.88%
Six months ended 1/31/04 +                            --              --              --      $    11.80          36.26%*
                                              ----------      ----------      ----------      ----------     ----------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                --           (0.16)          (0.16)     $    10.28         (39.95%)*
Year ended 7/31/02                                    --              --              --      $     5.44         (47.08%)
Year ended 7/31/03                                    --              --              --      $     8.47          55.70%
Six months ended 1/31/04 +                            --              --              --      $    11.50          35.77%*
                                              ----------      ----------      ----------      ----------     ----------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                                  --              --              --      $    19.20          (5.65%)*
Year ended 7/31/01                                    --           (0.16)          (0.16)     $    10.24         (46.12%)
Year ended 7/31/02                                    --              --              --      $     5.43         (46.97%)
Year ended 7/31/03                                    --              --              --      $     8.44          55.43%
Six months ended 1/31/04 +                            --              --              --      $    11.47          35.90%*
                                              ----------      ----------      ----------      ----------     ----------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                --              --              --      $     5.51         (34.48%)*
Year ended 7/31/03                                    --              --              --      $     8.61          56.26%
Six months ended 1/31/04 +                            --              --              --      $    11.72          36.24%*
                                              ----------      ----------      ----------      ----------     ----------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
10/9/98(d) to 7/31/99                              (0.24)          (0.07)          (0.31)     $    12.80          25.02%*
Year ended 7/31/00                                    --           (1.18)          (1.18)     $    12.70           8.29%
Year ended 7/31/01                                    --           (1.62)          (1.62)     $     9.04         (17.61%)
Year ended 7/31/02                                 (0.11)             --           (0.11)     $     7.65         (14.30%)
Year ended 7/31/03                                 (0.04)             --           (0.04)     $     7.79           2.47%
Six months ended 1/31/04 +                         (0.14)             --           (0.14)     $     9.47          23.52%*
                                              ----------      ----------      ----------      ----------     ----------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/99                                 (0.17)          (0.07)          (0.24)     $    12.84           4.23%
Year ended 7/31/00                                    --           (1.18)          (1.18)     $    12.71           8.02%
Year ended 7/31/01                                    --           (1.62)          (1.62)     $     9.02         (17.85%)
Year ended 7/31/02                                 (0.10)             --           (0.10)     $     7.64         (14.23%)
Year ended 7/31/03                                 (0.02)             --           (0.02)     $     7.81           2.52%
Six months ended 1/31/04 +                         (0.12)             --           (0.12)     $     9.50          23.31%*
                                              ----------      ----------      ----------      ----------     ----------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                                --           (1.62)          (1.62)     $     9.06         (13.36%)*
Year ended 7/31/02                                 (0.10)             --           (0.10)     $     7.60         (15.11%)
Year ended 7/31/03                                    --              --              --      $     7.71           1.45%
Six months ended 1/31/04 +                         (0.05)             --           (0.05)     $     9.43          23.03%*
                                              ----------      ----------      ----------      ----------     ----------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/99                                 (0.14)          (0.07)          (0.21)     $    12.76           3.79%
Year ended 7/31/00                                    --           (1.18)          (1.18)     $    12.54           7.25%
Year ended 7/31/01                                    --           (1.62)          (1.62)     $     8.82         (18.39%)
Year ended 7/31/02                                 (0.10)             --           (0.10)     $     7.40         (15.07%)
Year ended 7/31/03                                    --              --              --      $     7.50           1.35%
Six months ended 1/31/04 +                         (0.03)             --           (0.03)     $     9.18          22.87%*
                                              ----------      ----------      ----------      ----------     ----------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03 (d) to 1/31/04 +                          (0.03)             --           (0.03)     $     9.48           9.67%*
                                              ----------      ----------      ----------      ----------     ----------



                                                                                                            FIFTH THIRD FUNDS
                                                                                                         FINANCIAL HIGHLIGHTS
                                                       (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                        RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------------

                                                             RATIOS OF                             RATIOS OF
                                                 NET         EXPENSES         RATIOS OF NET        EXPENSES
                                               ASSETS,          TO             INVESTMENT             TO
                                               END OF         AVERAGE         INCOME/(LOSS)         AVERAGE         PORTFOLIO
                                               PERIOD           NET            TO AVERAGE             NET           TURNOVER
                                               (000'S)        ASSETS           NET ASSETS         ASSETS (a)         RATE (b)
                                              ----------     ----------        ----------         ----------        ----------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                          $   55,188           1.46%**          (0.79%)**           1.46%**             11%
Year ended 7/31/01                            $   45,842           1.50%            (1.24%)             1.50%               50%
Year ended 7/31/02                            $   21,183           1.51%            (1.35%)             1.51%               97%
Year ended 7/31/03                            $   29,573           1.55%            (1.46%)             1.87%              258%
Six months ended 1/31/04 +                    $   47,782           1.20%**          (1.03%)**           1.58%**             81%
                                              ----------     ----------        ----------         ----------        ----------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                          $    4,560           1.70%**          (1.27%)**           1.70%**             11%
Year ended 7/31/01                            $    5,615           1.76%            (1.49%)             1.76%               50%
Year ended 7/31/02                            $    3,256           1.75%            (1.59%)             1.75%               97%
Year ended 7/31/03                            $    5,218           1.81%            (1.71%)             2.13%              258%
Six months ended 1/31/04 +                    $   10,989           1.45%**          (1.28%)**           1.83%**             81%
                                              ----------     ----------        ----------         ----------        ----------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $      900           2.54%**          (2.28%)**           2.54%**             50%
Year ended 7/31/02                            $      679           2.51%            (2.35%)             2.51%               97%
Year ended 7/31/03                            $    1,164           2.55%            (2.45%)             2.87%              258%
Six months ended 1/31/04 +                    $    1,966           2.20%**          (2.03%)**           2.58%**             81%
                                              ----------     ----------        ----------         ----------        ----------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                          $      105           2.42%**          (1.89%)**           2.42%**             11%
Year ended 7/31/01                            $      150           2.60%            (2.33%)             2.60%               50%
Year ended 7/31/02                            $       96           2.45%            (2.29%)             2.45%               97%
Year ended 7/31/03                            $    1,081           2.47%            (2.37%)             2.82%              258%
Six months ended 1/31/04 +                    $    2,847           2.20%**          (2.02%)**           2.57%**             81%
                                              ----------     ----------        ----------         ----------        ----------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $        6           1.95%**          (1.82%)**           1.95%**             97%
Year ended 7/31/03                            $       55           1.90%            (1.83%)             2.30%              258%
Six months ended 1/31/04 +                    $      300           1.70%**          (1.52%)**           2.06%**             81%
                                              ----------     ----------        ----------         ----------        ----------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
10/9/98(d) to 7/31/99                         $  172,388           1.50%**           0.67%**            1.50%**             42%
Year ended 7/31/00                            $  208,383           1.45%             0.55%              1.45%               86%
Year ended 7/31/01                            $  154,950           1.48%             0.98%              1.48%               42%
Year ended 7/31/02                            $  148,593           1.38%             0.17%              1.38%               23%
Year ended 7/31/03                            $  159,160           1.42%             0.96%              1.45%               44%
Six months ended 1/31/04 +                    $  398,666           1.37%**          (0.44%)**           1.37%**             41%
                                              ----------     ----------        ----------         ----------        ----------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/99                            $    5,821           1.52%             0.03%              1.70%               42%
Year ended 7/31/00                            $    7,901           1.70%             0.32%              1.70%               86%
Year ended 7/31/01                            $    5,933           1.73%             0.07%              1.73%               42%
Year ended 7/31/02                            $    4,105           1.62%             0.17%              1.62%               23%
Year ended 7/31/03                            $    5,489           1.67%             0.88%              1.69%               44%
Six months ended 1/31/04 +                    $   23,676           1.62%**          (0.78%)**           1.62%**             41%
                                              ----------     ----------        ----------         ----------        ----------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                        $      176           2.43%**           2.08%**            2.43%**             42%
Year ended 7/31/02                            $      246           2.38%            (0.79%)             2.38%               23%
Year ended 7/31/03                            $      340           2.42%             0.01%              2.45%               44%
Six months ended 1/31/04 +                    $      634           2.37%**          (1.38%)**           2.37%**             41%
                                              ----------     ----------        ----------         ----------        ----------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/99                            $      235           2.25%            (0.08%)             2.50%               42%
Year ended 7/31/00                            $      276           2.22%            (0.20%)             2.22%               86%
Year ended 7/31/01                            $      163           2.43%            (0.01%)             2.57%               42%
Year ended 7/31/02                            $      127           2.38%            (0.94%)             2.38%               23%
Year ended 7/31/03                            $      304           2.39%             0.64%              2.44%               44%
Six months ended 1/31/04 +                    $      589           2.36%**          (1.55%)**           2.36%**             41%
                                              ----------     ----------        ----------         ----------        ----------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03 (d) to 1/31/04 +                     $   13,451           1.85%**          (1.19%)**           1.85%**             41%
                                              ----------     ----------        ----------         ----------        ----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 144-145 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                 CHANGE IN NET ASSETS
                                                               RESULTING FROM OPERATIONS
                                                               ------------------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED       CHANGE IN
                                                  NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                   VALUE,           NET            FROM           RESULTING
                                                  BEGINNING      INVESTMENT      INVESTMENT          FROM
                                                 OF PERIOD      INCOME/(LOSS)   TRANSACTIONS      OPERATIONS
                                                 ----------      ----------      ----------       ----------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                              $    10.30            0.65            0.27             0.92
Year ended 12/31/99                              $    10.33            0.60           (1.05)           (0.45)
Year ended 12/31/00                              $     9.27            0.61            0.45             1.06
1/1/01 to 7/31/01(f)                             $     9.72            0.28            0.31             0.59
Year ended 7/31/02                               $     9.97            0.50           (0.01)            0.49
Year ended 7/31/03                               $     9.93            0.39            0.09             0.48
Six months ended 1/31/04 +                       $     9.96            0.15            0.28             0.43

BOND FUND CLASS A SHARES
Year ended 12/31/98                              $    10.29            0.62            0.28             0.90
Year ended 12/31/99                              $    10.32            0.58           (1.06)           (0.48)
Year ended 12/31/00                              $     9.25            0.59            0.46             1.05
1/1/01 to 7/31/01(f)                             $     9.71            0.27            0.30             0.57
Year ended 7/31/02                               $     9.95            0.51           (0.03)            0.48
Year ended 7/31/03                               $     9.92            0.37            0.08             0.45
Six months ended 1/31/04 +                       $     9.95            0.14            0.29             0.43
                                                 ----------      ----------      ----------       ----------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                           $    10.13            0.29           (0.17)            0.12
Year ended 7/31/03                               $     9.93            0.28            0.08             0.36
Six months ended 1/31/04 +                       $     9.95            0.10            0.29             0.39
                                                 ----------      ----------      ----------       ----------

BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                           $    10.13            0.27           (0.16)            0.11
Year ended 7/31/03                               $     9.93            0.29            0.08             0.37
Six months ended 1/31/04 +                       $     9.96            0.09            0.29             0.38
                                                 ----------      ----------      ----------       ----------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                           $    10.13            0.35           (0.19)            0.16
Year ended 7/31/03                               $     9.93            0.34            0.08             0.42
Six months ended 1/31/04 +                       $     9.96            0.13            0.28             0.41
                                                 ----------      ----------      ----------       ----------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                              $     9.90            0.58            0.16             0.74
Year ended 12/31/99                              $    10.06            0.56           (0.68)           (0.12)
Year ended 12/31/00                              $     9.37            0.60            0.29             0.89
1/1/01 to 7/31/01(g)                             $     9.66            0.25            0.32             0.57
Year ended 7/31/02                               $     9.90            0.47            0.11             0.58
Year ended 7/31/03                               $     9.98            0.38            0.10             0.48
Six months ended 1/31/04 +                       $    10.04            0.15            0.16             0.31
                                                 ----------      ----------      ----------       ----------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/98                              $     9.93            0.54            0.16             0.70
Year ended 12/31/99                              $    10.08            0.54           (0.68)           (0.14)
Year ended 12/31/00                              $     9.40            0.57            0.28             0.85
1/1/01 to 7/31/01(g)                             $     9.68            0.25            0.32             0.57
Year ended 7/31/02                               $     9.93            0.50            0.06             0.56
Year ended 7/31/03                               $    10.01            0.36            0.09             0.45
Six months ended 1/31/04 +                       $    10.06            0.14            0.16             0.30
                                                 ----------      ----------      ----------       ----------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                           $    10.08            0.29           (0.10)            0.19
Year ended 7/31/03                               $     9.96            0.29            0.09             0.38
Six months ended 1/31/04 +                       $    10.01            0.10            0.16             0.26
                                                 ----------      ----------      ----------       ----------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                           $    10.08            0.27           (0.07)            0.20
Year ended 7/31/03                               $     9.98            0.30            0.08             0.38
Six months ended 1/31/04 +                       $    10.03            0.10            0.16             0.26
                                                 ----------      ----------      ----------       ----------





                                                     LESS DIVIDENDS AND
                                                     DISTRIBUTIONS FROM
                                                 ---------------------------
                                                                                                       NET            TOTAL
                                                                                     TOTAL            ASSET          RETURN
                                                     NET              NET           DIVIDENDS         VALUE,         (EXCLUDES
                                                 INVESTMENT        REALIZED            AND            END OF          SALES
                                                   INCOME            GAINS        DISTRIBUTIONS       PERIOD          CHARGE)
                                                 ----------       ----------       ----------       ----------      ----------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                   (0.65)           (0.24)           (0.89)      $    10.33            9.29%
Year ended 12/31/99                                   (0.60)           (0.01)           (0.61)      $     9.27           (4.41%)
Year ended 12/31/00                                   (0.61)              --            (0.61)      $     9.72           11.91%
1/1/01 to 7/31/01(f)                                  (0.34)              --            (0.34)      $     9.97            6.19%*
Year ended 7/31/02                                    (0.53)              --            (0.53)      $     9.93            5.06%
Year ended 7/31/03                                    (0.45)              --            (0.45)      $     9.96            4.79%
Six months ended 1/31/04 +                            (0.19)              --            (0.19)      $    10.20            4.36%*
                                                 ----------       ----------       ----------       ----------      ----------
BOND FUND CLASS A SHARES
Year ended 12/31/98                                   (0.63)           (0.24)           (0.87)      $    10.32            9.04%
Year ended 12/31/99                                   (0.58)           (0.01)           (0.59)      $     9.25           (4.76%)
Year ended 12/31/00                                   (0.59)              --            (0.59)      $     9.71           11.65%
1/1/01 to 7/31/01(f)                                  (0.33)              --            (0.33)      $     9.95            6.05%*
Year ended 7/31/02                                    (0.51)              --            (0.51)      $     9.92            4.91%
Year ended 7/31/03                                    (0.42)              --            (0.42)      $     9.95            4.62%
Six months ended 1/31/04 +                            (0.18)              --            (0.18)      $    10.20            4.24%*
                                                 ----------       ----------       ----------       ----------      ----------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                (0.32)              --            (0.32)      $     9.93            1.22%*
Year ended 7/31/03                                    (0.34)              --            (0.34)      $     9.95            3.74%
Six months ended 1/31/04 +                            (0.14)              --            (0.14)      $    10.20            3.83%*
                                                 ----------       ----------       ----------       ----------      ----------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                (0.31)              --            (0.31)      $     9.93            1.20%*
Year ended 7/31/03                                    (0.34)              --            (0.34)      $     9.96            3.75%
Six months ended 1/31/04 +                            (0.14)              --            (0.14)      $    10.20            3.82%*
                                                 ----------       ----------       ----------       ----------      ----------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                (0.36)              --            (0.36)      $     9.93            1.69%*
Year ended 7/31/03                                    (0.39)              --            (0.39)      $     9.96            4.25%
Six months ended 1/31/04 +                            (0.17)              --            (0.17)      $    10.20            4.09%*
                                                 ----------       ----------       ----------       ----------      ----------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                   (0.58)              --            (0.58)      $    10.06            7.65%
Year ended 12/31/99                                   (0.57)              --            (0.57)      $     9.37           (1.22%)
Year ended 12/31/00                                   (0.60)              --            (0.60)      $     9.66            9.74%
1/1/01 to 7/31/01(g)                                  (0.33)              --            (0.33)      $     9.90            6.16%*
Year ended 7/31/02                                    (0.50)              --            (0.50)      $     9.98            6.15%
Year ended 7/31/03                                    (0.42)              --            (0.42)      $    10.04            4.77%
Six months ended 1/31/04 +                            (0.18)              --            (0.18)      $    10.17            3.13%*
                                                 ----------       ----------       ----------       ----------      ----------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/98                                   (0.55)              --            (0.55)      $    10.08            7.26%
Year ended 12/31/99                                   (0.54)              --            (0.54)      $     9.40           (1.36%)
Year ended 12/31/00                                   (0.57)              --            (0.57)      $     9.68            9.44%
1/1/01 to 7/31/01(g)                                  (0.32)              --            (0.32)      $     9.93            5.98%*
Year ended 7/31/02                                    (0.48)              --            (0.48)      $    10.01            5.78%
Year ended 7/31/03                                    (0.40)              --            (0.40)      $    10.06            4.52%
Six months ended 1/31/04 +                            (0.17)              --            (0.17)      $    10.19            2.99%*
                                                 ----------       ----------       ----------       ----------      ----------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                (0.31)              --            (0.31)      $     9.96            1.92%*
Year ended 7/31/03                                    (0.33)              --            (0.33)      $    10.01            3.78%
Six months ended 1/31/04 +                            (0.13)              --            (0.13)      $    10.14            2.61%*
                                                 ----------       ----------       ----------       ----------      ----------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                (0.30)              --            (0.30)      $     9.98            2.02%*
Year ended 7/31/03                                    (0.33)              --            (0.33)      $    10.03            3.78%
Six months ended 1/31/04 +                            (0.13)              --            (0.13)      $    10.16            2.62%*
                                                 ----------       ----------       ----------       ----------      ----------




                                                                                                            FIFTH THIRD FUNDS
                                                                                                         FINANCIAL HIGHLIGHTS
                                                       (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------------------
                                                               RATIOS OF                           RATIOS OF
                                                    NET         EXPENSES        RATIOS OF NET       EXPENSES
                                                  ASSETS,          TO            INVESTMENT            TO
                                                  END OF         AVERAGE        INCOME/(LOSS)        AVERAGE        PORTFOLIO
                                                  PERIOD           NET           TO AVERAGE           NET            TURNOVER
                                                  (000'S)        ASSETS          NET ASSETS         ASSETS(a)         RATE (B)
                                                ----------     ----------        ----------        ----------        --------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                             $  231,017           0.83%             6.25%             0.84%            108%
Year ended 12/31/99                             $  295,017           0.83%             6.25%             0.84%             90%
Year ended 12/31/00                             $  295,093           0.82%             6.51%             0.82%            135%
1/1/01 to 7/31/01(f)                            $  281,795           0.83%**           4.87%**           0.84%**          131%
Year ended 7/31/02                              $  403,677           0.81%             4.74%             0.90%            229%
Year ended 7/31/03                              $  303,450           0.80%             3.86%             0.89%            332%
Six months ended 1/31/04 +                      $  278,734           0.80%**           2.89%**           0.90%**          179%
                                                ----------     ----------        ----------        ----------        --------
BOND FUND CLASS A SHARES
Year ended 12/31/98                             $   10,629           1.08%             5.97%             1.09%            108%
Year ended 12/31/99                             $   10,614           1.08%             5.99%             1.09%             90%
Year ended 12/31/00                             $    6,663           1.07%             6.27%             1.07%            135%
1/1/01 to 7/31/01(f)                            $    6,190           1.08%**           4.61%**           1.09%**          131%
Year ended 7/31/02                              $   19,949           1.06%             4.47%             1.16%            229%
Year ended 7/31/03                              $   20,572           1.05%             3.57%             1.14%            332%
Six months ended 1/31/04 +                      $   24,453           1.05%**           2.65%**           1.14%**          179%
                                                ----------     ----------        ----------        ----------        --------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $    6,857           1.81%**           3.70%**           1.93%**          229%
Year ended 7/31/03                              $    7,418           1.80%             2.81%             1.89%            332%
Six months ended 1/31/04 +                      $    6,437           1.80%**           1.88%**           1.90%**          179%
                                                ----------     ----------        ----------        ----------        --------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $    1,194           1.81%**           3.68%**           1.92%**          229%
Year ended 7/31/03                              $    1,246           1.80%             2.79%             1.89%            332%
Six months ended 1/31/04 +                      $      883           1.80%**           1.88%**           1.90%**          179%
                                                ----------     ----------        ----------        ----------        --------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $      723           1.31%**           4.21%**           1.46%**          229%
Year ended 7/31/03                              $      737           1.30%             3.34%             1.39%            332%
Six months ended 1/31/04 +                      $      695           1.30%**           2.38%**           1.40%**          179%
                                                ----------     ----------        ----------        ----------        --------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                             $  885,580           0.76%             5.77%             0.77%            106%
Year ended 12/31/99                             $  843,520           0.77%             5.83%             0.78%             84%
Year ended 12/31/00                             $  714,445           0.76%             6.29%             0.77%            168%
1/1/01 to 7/31/01(g)                            $  663,571           0.78%**           4.52%**           0.78%**          141%
Year ended 7/31/02                              $  799,642           0.77%             4.53%             0.82%            229%
Year ended 7/31/03                              $  772,536           0.76%             3.72%             0.81%            252%
Six months ended 1/31/04 +                      $  748,291           0.76%**           3.00%**           0.81%**          125%
                                                ----------     ----------        ----------        ----------        --------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/98                             $   12,313           1.01%             5.51%             1.02%            106%
Year ended 12/31/99                             $   11,537           1.02%             5.58%             1.03%             84%
Year ended 12/31/00                             $    9,130           1.01%             6.04%             1.02%            168%
1/1/01 to 7/31/01(g)                            $    8,467           1.03%**           4.26%**           1.03%**          141%
Year ended 7/31/02                              $   31,977           1.02%             4.25%             1.07%            229%
Year ended 7/31/03                              $   36,471           1.01%             3.45%             1.06%            252%
Six months ended 1/31/04 +                      $   41,028           1.01%**           2.75%**           1.06%**          125%
                                                ----------     ----------        ----------        ----------        --------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $    2,580           1.77%**           3.45%**           1.84%**          229%
Year ended 7/31/03                              $    5,564           1.76%             2.64%             1.81%            252%
Six months ended 1/31/04 +                      $    4,732           1.76%**           2.00%**           1.81%**          125%
                                                ----------     ----------        ----------        ----------        --------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $      797           1.77%**           3.48%**           1.84%**          229%
Year ended 7/31/03                              $    2,319           1.76%             2.59%             1.81%            252%
Six months ended 1/31/04 +                      $    2,115           1.76%**           2.00%**           1.81%**          125%
                                                ----------     ----------        ----------        ----------        --------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 146-147 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                   LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                            --------------------------               --------------------
                                                                        NET REALIZED
                                                                             AND
                                                                         UNREALIZED      CHANGE IN
                                                 NET ASSET              GAINS/(LOSSES)   NET ASSETS
                                                  VALUE,        NET         FROM         RESULTING       NET         NET
                                                 BEGINNING  INVESTMENT   INVESTMENT        FROM      INVESTMENT   REALIZED
                                                 OF PERIOD    INCOME    TRANSACTIONS    OPERATIONS     INCOME       GAINS
                                                 ---------  ----------  --------------  -----------  ----------   --------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                $  9.75        0.56            0.02         0.58       (0.56)        --
Year ended 12/31/99                                $  9.77        0.53           (0.29)        0.24       (0.53)        --
Year ended 12/31/00                                $  9.48        0.57            0.18         0.75       (0.57)        --
1/1/01 to 7/31/01(h)                               $  9.66        0.26            0.23         0.49       (0.32)        --
Year ended 7/31/02                                 $  9.83        0.41            0.07         0.48       (0.49)        --
Year ended 7/31/03                                 $  9.82        0.28            0.03         0.31       (0.38)        --
Six months ended 1/31/04 +                         $  9.75        0.10            0.04         0.14       (0.16)        --
                                                 ---------  ----------  --------------  -----------  ----------   --------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/98                                $  9.74        0.55            0.02         0.57       (0.55)        --
Year ended 12/31/99                                $  9.76        0.52           (0.30)        0.22       (0.51)        --
Year ended 12/31/00                                $  9.47        0.56            0.18         0.74       (0.56)        --
1/1/01 to 7/31/01(h)                               $  9.65        0.23            0.25         0.48       (0.31)        --
Year ended 7/31/02                                 $  9.82        0.43            0.03         0.46       (0.47)        --
Year ended 7/31/03                                 $  9.81        0.28            0.02         0.30       (0.37)        --
Six months ended 1/31/04 +                         $  9.74        0.09            0.04         0.13       (0.15)        --
                                                 ---------  ----------  --------------  -----------  ----------   --------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 1/31/04 +                            $  9.75        0.07            0.01         0.08       (0.11)        --
                                                 ---------  ----------  --------------  -----------  ----------   --------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
8/1/98(d) to 7/31/99                               $  9.89        0.46           (0.22)        0.24       (0.49)        --
Year ended 7/31/00                                 $  9.64        0.51           (0.10)        0.41       (0.51)        --
Year ended 7/31/01                                 $  9.54        0.51            0.52         1.03       (0.51)        --
Year ended 7/31/02(i)                              $ 10.06        0.41            0.33         0.74       (0.38)        --
Year ended 7/31/03                                 $ 10.42        0.30            0.03         0.33       (0.30)     (0.16)
Six months ended 1/31/04 +                         $ 10.29        0.12            0.14         0.26       (0.13)     (0.16)
                                                 ---------  ----------  --------------  -----------  ----------   --------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/99                                 $  9.82        0.55           (0.26)        0.29       (0.47)        --
Year ended 7/31/00                                 $  9.64        0.48           (0.09)        0.39       (0.48)        --
Year ended 7/31/01                                 $  9.55        0.50            0.51         1.01       (0.50)        --
Year ended 7/31/02(i)                              $ 10.06        0.38            0.35         0.73       (0.36)        --
Year ended 7/31/03                                 $ 10.43        0.27            0.03         0.30       (0.28)     (0.16)
Six months ended 1/31/04 +                         $ 10.29        0.10            0.16         0.26       (0.12)     (0.16)
                                                 ---------  ----------  --------------  -----------  ----------   --------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/99                                 $  9.80        0.41           (0.18)        0.23       (0.42)        --
Year ended 7/31/00                                 $  9.61        0.43           (0.09)        0.34       (0.43)        --
Year ended 7/31/01                                 $  9.52        0.44            0.49         0.93       (0.44)        --
Year ended 7/31/02(i)                              $ 10.01        0.30            0.34         0.64       (0.29)        --
Year ended 7/31/03                                 $ 10.36        0.19            0.03         0.22       (0.20)     (0.16)
Six months ended 1/31/04 +                         $ 10.22        0.08            0.13         0.21       (0.08)     (0.16)
                                                 ---------  ----------  --------------  -----------  ----------   --------




                                                                   NET     TOTAL
                                                     TOTAL         ASSET   RETURN
                                                   DIVIDENDS      VALUE,  (EXCLUDES
                                                      AND         END OF    SALES
                                                 DISTRIBUTIONS    PERIOD   CHARGE)
                                                 -------------   -------  ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                      (0.56)  $  9.77       6.14%
Year ended 12/31/99                                      (0.53)  $  9.48       2.50%
Year ended 12/31/00                                      (0.57)  $  9.66       8.12%
1/1/01 to 7/31/01(h)                                     (0.32)  $  9.83       5.29%*
Year ended 7/31/02                                       (0.49)  $  9.82       4.96%
Year ended 7/31/03                                       (0.38)  $  9.75       3.23%
Six months ended 1/31/04 +                               (0.16)  $  9.73       1.40%*
                                                 -------------   -------  ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/98                                      (0.55)  $  9.76       6.00%
Year ended 12/31/99                                      (0.51)  $  9.47       2.35%
Year ended 12/31/00                                      (0.56)  $  9.65       7.96%
1/1/01 to 7/31/01(h)                                     (0.31)  $  9.82       5.20%*
Year ended 7/31/02                                       (0.47)  $  9.81       4.83%
Year ended 7/31/03                                       (0.37)  $  9.74       3.07%
Six months ended 1/31/04 +                               (0.15)  $  9.72       1.32%*
                                                 -------------   -------  ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 1/31/04 +                                  (0.11)  $  9.72       0.95%*
                                                 -------------   -------  ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
8/1/98(d) to 7/31/99                                     (0.49)  $  9.64       2.43%*
Year ended 7/31/00                                       (0.51)  $  9.54       4.34%
Year ended 7/31/01                                       (0.51)  $ 10.06      11.10%
Year ended 7/31/02(i)                                    (0.38)  $ 10.42       7.55%
Year ended 7/31/03                                       (0.46)  $ 10.29       3.19%
Six months ended 1/31/04 +                               (0.29)  $ 10.26       2.53%*
                                                 -------------   -------  ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/99                                       (0.47)  $  9.64       2.89%
Year ended 7/31/00                                       (0.48)  $  9.55       4.20%
Year ended 7/31/01                                       (0.50)  $ 10.06      10.76%
Year ended 7/31/02(i)                                    (0.36)  $ 10.43       7.42%
Year ended 7/31/03                                       (0.44)  $ 10.29       2.83%
Six months ended 1/31/04 +                               (0.28)  $ 10.27       2.51%*
                                                 -------------   -------  ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/99                                       (0.42)  $  9.61       2.31%
Year ended 7/31/00                                       (0.43)  $  9.52       3.65%
Year ended 7/31/01                                       (0.44)  $ 10.01       9.98%
Year ended 7/31/02(i)                                    (0.29)  $ 10.36       6.53%
Year ended 7/31/03                                       (0.36)  $ 10.22       2.12%
Six months ended 1/31/04 +                               (0.24)  $ 10.19       2.03%*
                                                 -------------   -------  ---------



                                                                                                   FIFTH THIRD FUNDS
                                                                                                FINANCIAL HIGHLIGHTS
                                              (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                 -------------------------------------------------------------------

                                                              RATIOS OF                      RATIOS OF
                                                   NET         EXPENSES    RATIOS OF NET     EXPENSES
                                                  ASSETS,         TO        INVESTMENT          TO
                                                  END OF        AVERAGE    INCOME/(LOSS)      AVERAGE      PORTFOLIO
                                                  PERIOD          NET       TO AVERAGE          NET        TURNOVER
                                                  (000'S)       ASSETS      NET ASSETS      ASSETS (a)     RATE (b)
                                                 -----------  ---------    -------------    ----------     ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                $ 139,229       0.76%            5.74%         0.77%           72%
Year ended 12/31/99                                $ 172,204       0.75%            5.56%         0.76%           60%
Year ended 12/31/00                                $ 169,790       0.73%            6.03%         0.74%           73%
1/1/01 to 7/31/01(h)                               $ 233,444       0.74%**          4.48%**       0.75%**         56%
Year ended 7/31/02                                 $ 304,882       0.74%            4.02%         0.76%          111%
Year ended 7/31/03                                 $ 490,229       0.74%            2.59%         0.76%           72%
Six months ended 1/31/04 +                         $ 446,207       0.74%**          1.94%**       0.76%**         31%
                                                 -----------  ---------    -------------    ----------     ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/98                                $   6,126       0.91%            5.60%         1.02%           72%
Year ended 12/31/99                                $   4,573       0.90%            5.40%         1.01%           60%
Year ended 12/31/00                                $   3,505       0.88%            5.88%         0.99%           73%
1/1/01 to 7/31/01(h)                               $   3,340       0.89%**          4.22%**       1.00%**         56%
Year ended 7/31/02                                 $  19,019       0.90%            3.71%         1.01%          111%
Year ended 7/31/03                                 $  33,975       0.89%            2.39%         1.01%           72%
Six months ended 1/31/04 +                         $  27,746       0.89%**          1.79%**       1.01%**         31%
                                                 -----------  ---------    -------------    ----------     ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 1/31/04 +                            $     278       1.74%**          0.93%**       1.76%**         31%
                                                 -----------  ---------    -------------    ----------     ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
8/1/98(d) to 7/31/99                               $  42,239       0.75%**          4.80%**       1.03%**         93%
Year ended 7/31/00                                 $  45,139       0.72%            5.24%         0.94%           46%
Year ended 7/31/01                                 $  48,770       0.74%            5.20%         0.98%           77%
Year ended 7/31/02(i)                              $  50,809       0.87%            4.02%         1.02%          180%
Year ended 7/31/03                                 $  50,649       0.81%            2.88%         0.92%          304%
Six months ended 1/31/04 +                         $  43,076       0.77%**          2.28%**       0.92%**        130%
                                                 -----------  ---------    -------------    ----------     ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/99                                 $   5,192       0.95%            4.62%         1.28%           93%
Year ended 7/31/00                                 $   2,818       0.98%            4.95%         1.19%           46%
Year ended 7/31/01                                 $   4,076       0.99%            4.93%         1.24%           77%
Year ended 7/31/02(i)                              $   8,436       1.13%            3.70%         1.28%          180%
Year ended 7/31/03                                 $  11,413       1.06%            2.61%         1.17%          304%
Six months ended 1/31/04 +                         $  34,530       1.01%**          2.01%**       1.16%**        130%
                                                 -----------  ---------    -------------    ----------     ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/99                                 $     431       1.40%            4.20%         1.94%           93%
Year ended 7/31/00                                 $     198       1.48%            4.41%         1.92%           46%
Year ended 7/31/01                                 $     531       1.71%            4.17%         2.05%           77%
Year ended 7/31/02(i)                              $   2,623       1.89%            2.86%         2.03%          180%
Year ended 7/31/03                                 $  10,006       1.80%            1.77%         1.91%          304%
Six months ended 1/31/04 +                         $   6,460       1.78%**          1.28%**       1.92%**        130%
                                                 -----------  ---------    -------------    ----------     ---------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 148-149 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       CHANGE IN NET ASSETS
                                                                    RESULTING FROM OPERATIONS
                                                                   -------------------------------
                                                                                    NET REALIZED
                                                                                        AND
                                                                                     UNREALIZED      CHANGE IN
                                                        NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                         VALUE,         NET              FROM         RESULTING
                                                        BEGINNING   INVESTMENT        INVESTMENT        FROM
                                                        OF PERIOD  INCOME/(LOSS)    TRANSACTIONS     OPERATIONS
                                                        ---------  -------------    --------------   ----------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                       $ 10.65           0.44              0.15         0.59
Year ended 12/31/99                                       $ 10.75           0.45             (0.79)       (0.34)
Year ended 12/31/00                                       $  9.95           0.47              0.73         1.20
1/1/01 to 7/31/01(j)                                      $ 10.68           0.26              0.12         0.38
Year ended 7/31/02                                        $ 10.75           0.43              0.24         0.67
Year ended 7/31/03                                        $ 10.74           0.43@            (0.09)        0.34
Six months ended 1/31/04 +                                $ 10.49           0.22@             0.34         0.56
                                                        ---------  -------------    --------------   ----------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                       $ 10.67           0.42              0.15         0.57
Year ended 12/31/99                                       $ 10.77           0.42             (0.78)       (0.36)
Year ended 12/31/00                                       $  9.98           0.44              0.73         1.17
1/1/01 to 7/31/01(j)                                      $ 10.71           0.26              0.11         0.37
Year ended 7/31/02                                        $ 10.78           0.40              0.25         0.65
Year ended 7/31/03                                        $ 10.77           0.40@            (0.07)        0.33
Six months ended 1/31/04 +                                $ 10.54           0.20@             0.34         0.54
                                                        ---------  -------------    --------------   ----------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                    $ 10.87           0.25              0.09         0.34
Year ended 7/31/03                                        $ 10.71           0.32@            (0.07)        0.25
Six months ended 1/31/04 +                                $ 10.47           0.16@             0.34         0.50
                                                        ---------  -------------    --------------   ----------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                    $ 10.87           0.25              0.10         0.35
Year ended 7/31/03                                        $ 10.72           0.32@            (0.07)        0.25
Six months ended 1/31/04 +                                $ 10.48           0.16@             0.34         0.50
                                                        ---------  -------------    --------------   ----------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                    $ 10.87           0.28              0.13         0.41
Year ended 7/31/03                                        $ 10.73           0.38@            (0.08)        0.30
Six months ended 1/31/04 +                                $ 10.49           0.19@             0.35         0.54
                                                        ---------  -------------    --------------   ----------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                       $ 10.68           0.45              0.11         0.56
Year ended 12/31/99                                       $ 10.76           0.44             (0.55)       (0.11)
Year ended 12/31/00                                       $ 10.20           0.46              0.43         0.89
1/1/01 to 7/31/01(k)                                      $ 10.63           0.27              0.16         0.43
Year ended 7/31/02                                        $ 10.78           0.38              0.25         0.63
Year ended 7/31/03                                        $ 10.79           0.37@            (0.09)        0.28
Six months ended 1/31/04 +                                $ 10.64           0.18              0.21         0.39
                                                        ---------  -------------    --------------   ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                       $ 10.68           0.42              0.11         0.53
Year ended 12/31/99                                       $ 10.76           0.43             (0.56)       (0.13)
Year ended 12/31/00                                       $ 10.20           0.44              0.43         0.87
1/1/01 to 7/31/01(k)                                      $ 10.63           0.25              0.16         0.41
Year ended 7/31/02                                        $ 10.78           0.36              0.24         0.60
Year ended 7/31/03                                        $ 10.79           0.34@            (0.07)        0.27
Six months ended 1/31/04 +                                $ 10.65           0.17              0.21         0.38
                                                        ---------  -------------    --------------   ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                    $ 10.67           0.21              0.11         0.32
Year ended 7/31/03                                        $ 10.78           0.26@            (0.08)        0.18
Six months ended 1/31/04 +                                $ 10.63           0.13              0.22         0.35
                                                        ---------  -------------    --------------   ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                    $ 10.67           0.19              0.13         0.32
Year ended 7/31/03                                        $ 10.78           0.26@            (0.08)        0.18
Six months ended 1/31/04 +                                $ 10.63           0.14              0.20         0.34
                                                        ---------  -------------    --------------   ----------




                                                          LESS DIVIDENDS AND
                                                          DISTRIBUTIONS FROM
                                                        ----------------------
                                                                                                 NET      TOTAL
                                                                                    TOTAL        ASSET    RETURN
                                                            NET         NET       DIVIDENDS     VALUE,   (EXCLUDES
                                                        INVESTMENT   REALIZED        AND        END OF     SALES
                                                          INCOME       GAINS    DISTRIBUTIONS   PERIOD    CHARGE)
                                                        ----------   --------   -------------   -------   --------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                          (0.44)     (0.05)          (0.49)  $ 10.75       5.71%
Year ended 12/31/99                                          (0.45)     (0.01)          (0.46)  $  9.95      (3.26%)
Year ended 12/31/00                                          (0.47)        --           (0.47)  $ 10.68      12.40%
1/1/01 to 7/31/01(j)                                         (0.26)     (0.05)          (0.31)  $ 10.75       3.66%*
Year ended 7/31/02                                           (0.43)     (0.25)          (0.68)  $ 10.74       6.57%
Year ended 7/31/03                                           (0.43)     (0.16)          (0.59)  $ 10.49       3.18%
Six months ended 1/31/04 +                                   (0.21)     (0.17)          (0.38)  $ 10.67       5.43%*
                                                        ----------   --------   -------------   -------   --------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                          (0.42)     (0.05)          (0.47)  $ 10.77       5.43%
Year ended 12/31/99                                          (0.42)     (0.01)          (0.43)  $  9.98      (3.40%)
Year ended 12/31/00                                          (0.44)        --           (0.44)  $ 10.71      11.97%
1/1/01 to 7/31/01(j)                                         (0.25)     (0.05)          (0.30)  $ 10.78       3.58%*
Year ended 7/31/02                                           (0.41)     (0.25)          (0.66)  $ 10.77       6.31%
Year ended 7/31/03                                           (0.40)     (0.16)          (0.56)  $ 10.54       3.05%
Six months ended 1/31/04 +                                   (0.20)     (0.17)          (0.37)  $ 10.71       5.17%*
                                                        ----------   --------   -------------   -------   --------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.25)     (0.25)          (0.50)  $ 10.71       3.36%*
Year ended 7/31/03                                           (0.33)     (0.16)          (0.49)  $ 10.47       2.26%
Six months ended 1/31/04 +                                   (0.16)     (0.17)          (0.33)  $ 10.64       4.80%*
                                                        ----------   --------   -------------   -------   --------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.25)     (0.25)          (0.50)  $ 10.72       3.42%*
Year ended 7/31/03                                           (0.33)     (0.16)          (0.49)  $ 10.48       2.31%
Six months ended 1/31/04 +                                   (0.16)     (0.17)          (0.33)  $ 10.65       4.80%*
                                                        ----------   --------   -------------   -------   --------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                       (0.30)     (0.25)          (0.55)  $ 10.73       3.99%*
Year ended 7/31/03                                           (0.38)     (0.16)          (0.54)  $ 10.49       2.76%
Six months ended 1/31/04 +                                   (0.19)     (0.17)          (0.36)  $ 10.67       5.16%*
                                                        ----------   --------   -------------   -------   --------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                          (0.45)     (0.03)          (0.48)  $ 10.76       5.37%
Year ended 12/31/99                                          (0.44)     (0.01)          (0.45)  $ 10.20      (1.01%)
Year ended 12/31/00                                          (0.46)        --           (0.46)  $ 10.63       8.99%
1/1/01 to 7/31/01(k)                                         (0.26)     (0.02)          (0.28)  $ 10.78       4.06%*
Year ended 7/31/02                                           (0.38)     (0.24)          (0.62)  $ 10.79       6.00%
Year ended 7/31/03                                           (0.36)     (0.07)          (0.43)  $ 10.64       2.64%
Six months ended 1/31/04 +                                   (0.18)     (0.09)          (0.27)  $ 10.76       3.85%*
                                                        ----------   --------   -------------   -------   --------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                          (0.42)     (0.03)          (0.45)  $ 10.76       5.09%
Year ended 12/31/99                                          (0.42)     (0.01)          (0.43)  $ 10.20      (1.27%)
Year ended 12/31/00                                          (0.44)        --           (0.44)  $ 10.63       8.72%
1/1/01 to 7/31/01(k)                                         (0.24)     (0.02)          (0.26)  $ 10.78       3.91%*
Year ended 7/31/02                                           (0.35)     (0.24)          (0.59)  $ 10.79       5.74%
Year ended 7/31/03                                           (0.34)     (0.07)          (0.41)  $ 10.65       2.48%
Six months ended 1/31/04 +                                   (0.17)     (0.09)          (0.26)  $ 10.77       3.63%*
                                                        ----------   --------   -------------   -------   --------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.21)        --           (0.21)  $ 10.78       3.02%*
Year ended 7/31/03                                           (0.26)     (0.07)          (0.33)  $ 10.63       1.67%
Six months ended 1/31/04 +                                   (0.13)     (0.09)          (0.22)  $ 10.76       3.32%*
                                                        ----------   --------   -------------   -------   --------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.21)        --           (0.21)  $ 10.78       3.03%*
Year ended 7/31/03                                           (0.26)     (0.07)          (0.33)  $ 10.63       1.64%
Six months ended 1/31/04 +                                   (0.12)     (0.09)          (0.21)  $ 10.76       3.28%*
                                                        ----------   --------   -------------   -------   --------




                                                                                                            FIFTH THIRD FUNDS
                                                                                                         FINANCIAL HIGHLIGHTS
                                                       (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             RATIOS/SUPPLEMENTAL DATA
                                                        ---------------------------------------------------------------------

                                                                   RATIOS OF                        RATIOS OF
                                                          NET       EXPENSES     RATIOS OF NET      EXPENSES
                                                         ASSETS,      TO          INVESTMENT           TO
                                                         END OF     AVERAGE      INCOME/(LOSS)       AVERAGE       PORTFOLIO
                                                         PERIOD       NET         TO AVERAGE           NET         TURNOVER
                                                         (000'S)    ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
                                                        ---------   --------     -------------     -----------     ---------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                     $ 128,232       0.81%             4.16%           0.82%           53%
Year ended 12/31/99                                     $ 122,052       0.82%             4.32%           0.83%          109%
Year ended 12/31/00                                     $ 135,184       0.78%             4.61%           0.79%          119%
1/1/01 to 7/31/01(j)                                    $ 125,382       0.79%**           4.21%**         0.81%**         89%
Year ended 7/31/02                                      $ 104,209       0.79%             4.06%           0.89%           97%
Year ended 7/31/03                                      $  74,347       0.79%             3.98%           0.93%           21%
Six months ended 1/31/04 +                              $  69,707       0.79%**           4.02%**         0.97%**          3%
                                                        ---------   --------     -------------     -----------     ---------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                     $   1,938       1.06%             3.91%           1.07%           53%
Year ended 12/31/99                                     $   1,554       1.07%             4.05%           1.08%          109%
Year ended 12/31/00                                     $   1,479       1.03%             4.36%           1.04%          119%
1/1/01 to 7/31/01(j)                                    $   1,114       1.04%**           3.98%**         1.06%**         89%
Year ended 7/31/02                                      $   1,498       1.04%             3.83%           1.14%           97%
Year ended 7/31/03                                      $   1,906       1.04%             3.71%           1.18%           21%
Six months ended 1/31/04 +                              $   2,273       1.04%**           3.77%**         1.22%**          3%
                                                        ---------   --------     -------------     -----------     ---------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $     511       1.80%**           3.08%**         1.96%**         97%
Year ended 7/31/03                                      $   1,205       1.79%             2.97%           1.92%           21%
Six months ended 1/31/04 +                              $   1,343       1.79%**           3.02%**         1.97%**          3%
                                                        ---------   --------     -------------     -----------     ---------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $     210       1.80%**           3.10%**         1.94%**         97%
Year ended 7/31/03                                      $     548       1.79%             2.98%           1.93%           21%
Six months ended 1/31/04 +                              $     469       1.79%**           3.02%**         1.98%**          3%
                                                        ---------   --------     -------------     -----------     ---------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $     174       1.30%**           3.57%**         1.50%**         97%
Year ended 7/31/03                                      $     382       1.29%             3.47%           1.43%           21%
Six months ended 1/31/04 +                              $     438       1.29%**           3.52%**         1.47%**          3%
                                                        ---------   --------     -------------     -----------     ---------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                     $ 296,484       0.73%             4.22%           0.74%           40%
Year ended 12/31/99                                     $ 302,948       0.73%             4.22%           0.74%           63%
Year ended 12/31/00                                     $ 256,926       0.72%             4.43%           0.73%           59%
1/1/01 to 7/31/01(k)                                    $ 237,929       0.74%**           4.29%**         0.74%**         36%
Year ended 7/31/02                                      $ 346,386       0.73%             3.56%           0.83%           86%
Year ended 7/31/03                                      $ 304,754       0.73%             3.36%           0.83%           85%
Six months ended 1/31/04 +                              $ 289,022       0.73%**           3.39%**         0.83%**         36%
                                                        ---------   --------     -------------     -----------     ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                     $   4,038       0.98%             3.97%           0.99%           40%
Year ended 12/31/99                                     $   3,745       0.98%             3.97%           0.99%           63%
Year ended 12/31/00                                     $   2,989       0.97%             4.18%           0.98%           59%
1/1/01 to 7/31/01(k)                                    $   5,204       0.99%**           3.96%**         1.00%**         36%
Year ended 7/31/02                                      $   4,445       0.98%             3.32%           1.07%           86%
Year ended 7/31/03                                      $   4,317       0.98%             3.10%           1.08%           85%
Six months ended 1/31/04 +                              $   4,847       0.98%**           3.15%**         1.08%**         36%
                                                        ---------   --------     -------------     -----------     ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $     303       1.74%**           2.41%**         1.87%**         86%
Year ended 7/31/03                                      $   1,066       1.73%             2.35%           1.83%           85%
Six months ended 1/31/04 +                              $   1,340       1.73%**           2.39%**         1.83%**         36%
                                                        ---------   --------     -------------     -----------     ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $     528       1.74%**           2.08%**         1.87%**         86%
Year ended 7/31/03                                      $     973       1.73%             2.35%           1.83%           85%
Six months ended 1/31/04 +                              $     541       1.73%**           2.41%**         1.84%**         36%
                                                        ---------   --------     -------------     -----------     ---------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 150-151 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   CHANGE IN NET ASSETS                     LESS DIVIDENDS AND
                                                                RESULTING FROM OPERATIONS                   DISTRIBUTIONS FROM
                                                              ------------------------------              ----------------------
                                                                              NET REALIZED
                                                                                   AND
                                                                               UNREALIZED      CHANGE IN
                                                   NET ASSET                 GAINS/(LOSSES)   NET ASSETS
                                                    VALUE,         NET            FROM         RESULTING      NET         NET
                                                   BEGINNING   INVESTMENT      INVESTMENT        FROM     INVESTMENT   REALIZED
                                                   OF PERIOD  INCOME/(LOSS)   TRANSACTIONS    OPERATIONS    INCOME       GAINS
                                                   ---------  -------------  --------------   ----------  ----------   --------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                $ 10.33           0.40           (0.24)        0.16       (0.41)     (0.06)
Year ended 7/31/00                                   $ 10.02           0.41           (0.12)        0.29       (0.41)     (0.02)
Year ended 7/31/01                                   $  9.88           0.41            0.39         0.80       (0.41)        --
Year ended 7/31/02(l)                                $ 10.27           0.39            0.20         0.59       (0.38)        --
Year ended 7/31/03                                   $ 10.48           0.37           (0.09)        0.28       (0.37)        --
Six months ended 1/31/04 +                           $ 10.39           0.18            0.26         0.44       (0.18)     (0.03)
                                                   ---------  -------------  --------------   ----------  ----------   --------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                   $ 10.29           0.46           (0.29)        0.17       (0.38)     (0.06)
Year ended 7/31/00                                   $ 10.02           0.39           (0.11)        0.28       (0.39)     (0.02)
Year ended 7/31/01                                   $  9.89           0.39            0.39         0.78       (0.39)        --
Year ended 7/31/02(l)                                $ 10.28           0.36            0.19         0.55       (0.35)        --
Year ended 7/31/03                                   $ 10.48           0.35           (0.10)        0.25       (0.34)        --
Six months ended 1/31/04 +                           $ 10.39           0.16            0.26         0.42       (0.16)     (0.03)
                                                   ---------  -------------  --------------   ----------  ----------   --------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                               $  9.90           0.30            0.20         0.50       (0.30)        --
Year ended 7/31/02(l)                                $ 10.10           0.28            0.19         0.47       (0.28)        --
Year ended 7/31/03                                   $ 10.29           0.27           (0.10)        0.17       (0.27)        --
Six months ended 1/31/04 +                           $ 10.19           0.13            0.25         0.38       (0.13)     (0.03)
                                                   ---------  -------------  --------------   ----------  ----------   --------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                   $ 10.28           0.33           (0.21)        0.12       (0.33)     (0.06)
Year ended 7/31/00                                   $ 10.01           0.34           (0.12)        0.22       (0.34)     (0.02)
Year ended 7/31/01                                   $  9.87           0.33            0.38         0.71       (0.33)        --
Year ended 7/31/02(l)                                $ 10.25           0.28            0.19         0.47       (0.28)        --
Year ended 7/31/03                                   $ 10.44           0.26           (0.09)        0.17       (0.26)        --
Six months ended 1/31/04 +                           $ 10.35           0.13            0.26         0.39       (0.13)     (0.03)
                                                   ---------  -------------  --------------   ----------  ----------   --------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                  $ 10.21           0.40            0.08         0.48       (0.41)     (0.01)
Year ended 12/31/99                                  $ 10.27           0.41           (0.34)        0.07       (0.41)        --
Year ended 12/31/00                                  $  9.93           0.43            0.18         0.61       (0.43)     (0.01)
1/1/01 to 7/31/01(m)                                 $ 10.10           0.24            0.16         0.40       (0.24)     (0.01)
Year ended 7/31/02                                   $ 10.25           0.38            0.19         0.57       (0.38)     (0.05)
Year ended 7/31/03                                   $ 10.39           0.31           (0.05)        0.26       (0.31)     (0.03)
Six months ended 1/31/04 +                           $ 10.31           0.15            0.05         0.20       (0.15)     (0.01)
                                                   ---------  -------------  --------------   ----------  ----------   --------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                  $ 10.20           0.39            0.07         0.46       (0.39)     (0.01)
Year ended 12/31/99                                  $ 10.26           0.39           (0.34)        0.05       (0.39)        --
Year ended 12/31/00                                  $  9.92           0.41            0.18         0.59       (0.41)     (0.01)
1/1/01 to 7/31/01(m)                                 $ 10.09           0.23            0.16         0.39       (0.23)     (0.01)
Year ended 7/31/02                                   $ 10.24           0.36            0.19         0.55       (0.36)     (0.05)
Year ended 7/31/03                                   $ 10.38           0.30           (0.05)        0.25       (0.30)     (0.03)
Six months ended 1/31/04 +                           $ 10.30           0.14            0.05         0.19       (0.14)     (0.01)
                                                   ---------  -------------  --------------   ----------  ----------   --------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                               $ 10.35           0.21            0.08         0.29       (0.21)     (0.05)
Year ended 7/31/03                                   $ 10.38           0.21           (0.05)        0.16       (0.21)     (0.03)
Six months ended 1/31/04 +                           $ 10.30           0.09            0.05         0.14       (0.09)     (0.01)
                                                   ---------  -------------  --------------   ----------  ----------   --------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                               $ 10.35           0.19            0.10         0.29       (0.21)     (0.05)
Year ended 7/31/03                                   $ 10.38           0.21           (0.06)        0.15       (0.21)     (0.03)
Six months ended 1/31/04 +                           $ 10.29           0.09            0.05         0.14       (0.09)     (0.01)
                                                   ---------  -------------  --------------   ----------  ----------   --------








                                                                    NET       TOTAL
                                                      TOTAL        ASSET      RETURN
                                                     DIVIDENDS     VALUE,   (EXCLUDES
                                                        AND        END OF     SALES
                                                    DISTRIBUTIONS   PERIOD    CHARGE)
                                                   -------------   -------   ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                                      (0.47)  $ 10.02     1.48%*
Year ended 7/31/00                                         (0.43)  $  9.88     3.01%
Year ended 7/31/01                                         (0.41)  $ 10.27     8.28%
Year ended 7/31/02(l)                                      (0.38)  $ 10.48     5.86%
Year ended 7/31/03                                         (0.37)  $ 10.39     2.65%
Six months ended 1/31/04 +                                 (0.21)  $ 10.62     4.20%*
                                                   -------------   -------   ---------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                         (0.44)  $ 10.02     1.63%
Year ended 7/31/00                                         (0.41)  $  9.89     2.85%
Year ended 7/31/01                                         (0.39)  $ 10.28     8.04%
Year ended 7/31/02(l)                                      (0.35)  $ 10.48     5.50%
Year ended 7/31/03                                         (0.34)  $ 10.39     2.39%
Six months ended 1/31/04 +                                 (0.19)  $ 10.62     4.07%*
                                                   -------------   -------   ---------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                     (0.30)  $ 10.10     5.17%*
Year ended 7/31/02(l)                                      (0.28)  $ 10.29     4.76%
Year ended 7/31/03                                         (0.27)  $ 10.19     1.59%
Six months ended 1/31/04 +                                 (0.16)  $ 10.41     3.67%*
                                                   -------------   -------   ---------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                         (0.39)  $ 10.01     1.13%
Year ended 7/31/00                                         (0.36)  $  9.87     2.25%
Year ended 7/31/01                                         (0.33)  $ 10.25     7.31%
Year ended 7/31/02(l)                                      (0.28)  $ 10.44     4.71%
Year ended 7/31/03                                         (0.26)  $ 10.35     1.65%
Six months ended 1/31/04 +                                 (0.16)  $ 10.58     3.70%*
                                                   -------------   -------  ---------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                        (0.42)  $ 10.27     4.75%
Year ended 12/31/99                                        (0.41)  $  9.93     0.67%
Year ended 12/31/00                                        (0.44)  $ 10.10     6.31%
1/1/01 to 7/31/01(m)                                       (0.25)  $ 10.25     4.01%*
Year ended 7/31/02                                         (0.43)  $ 10.39     5.65%
Year ended 7/31/03                                         (0.34)  $ 10.31     2.70%
Six months ended 1/31/04 +                                 (0.16)  $ 10.35     1.84%*
                                                   -------------   -------  ---------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                        (0.40)  $ 10.26     4.60%
Year ended 12/31/99                                        (0.39)  $  9.92     0.51%
Year ended 12/31/00                                        (0.42)  $ 10.09     6.05%
1/1/01 to 7/31/01(m)                                       (0.24)  $ 10.24     4.02%*
Year ended 7/31/02                                         (0.41)  $ 10.38     5.51%
Year ended 7/31/03                                         (0.33)  $ 10.30     2.45%
Six months ended 1/31/04 +                                 (0.15)  $ 10.34     1.85%*
                                                   -------------   -------  ---------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                     (0.26)  $ 10.38     2.82%*
Year ended 7/31/03                                         (0.24)  $ 10.30     1.70%
Six months ended 1/31/04 +                                 (0.10)  $ 10.34     1.33%*
                                                   -------------   -------  ---------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                     (0.26)  $ 10.38     2.89%*
Year ended 7/31/03                                         (0.24)  $ 10.29     1.60%
Six months ended 1/31/04 +                                 (0.10)  $ 10.33     1.32%*
                                                   -------------   -------  ---------



                                                                                                     FIFTH THIRD FUNDS
                                                                                                  FINANCIAL HIGHLIGHTS
                                                (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                        RATIOS/SUPPLEMENTAL DATA
                                                   -------------------------------------------------------------------

                                                              RATIOS OF                       RATIOS OF
                                                      NET     EXPENSES      RATIOS OF NET      EXPENSES
                                                    ASSETS,      TO          INVESTMENT           TO
                                                     END OF    AVERAGE      INCOME/(LOSS)       AVERAGE     PORTFOLIO
                                                     PERIOD     NET         TO AVERAGE           NET        TURNOVER
                                                    (000'S)    ASSETS        NET ASSETS       ASSETS (a)     RATE (b)
                                                   ---------  ---------     -------------     ---------     ----------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
8/11/98(d) to 7/31/99                              $ 182,679       0.82%**           3.81%**       0.87%**          47%
Year ended 7/31/00                                 $ 166,623       0.76%             4.15%         0.80%            26%
Year ended 7/31/01                                 $ 166,802       0.76%             4.09%         0.82%            26%
Year ended 7/31/02(l)                              $ 169,455       0.86%             3.80%         0.91%            28%
Year ended 7/31/03                                 $ 151,478       0.77%             3.49%         0.85%            20%
Six months ended 1/31/04 +                         $ 143,649       0.78%**           3.38%**       0.86%**           9%
                                                   ---------  ---------     -------------     ---------     ----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/99                                 $  22,008       1.00%             3.68%         1.21%            47%
Year ended 7/31/00                                 $  13,257       1.01%             3.88%         1.05%            26%
Year ended 7/31/01                                 $  14,516       1.01%             3.83%         1.07%            26%
Year ended 7/31/02(l)                              $  18,638       1.11%             3.53%         1.17%            28%
Year ended 7/31/03                                 $  25,177       1.02%             3.23%         1.10%            20%
Six months ended 1/31/04 +                         $  24,078       1.03%**           3.13%**       1.11%**           9%
                                                   ---------  ---------     -------------     ---------     ----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                             $     898       1.78%**           2.99%**       1.84%**          26%
Year ended 7/31/02(l)                              $   2,732       1.87%             2.72%         1.93%            28%
Year ended 7/31/03                                 $   5,101       1.76%             2.48%         1.84%            20%
Six months ended 1/31/04 +                         $   5,358       1.78%**           2.38%**       1.86%**           9%
                                                   ---------  ---------     -------------     ---------     ----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/99                                 $   1,071       1.55%             3.05%         1.93%            47%
Year ended 7/31/00                                 $     990       1.52%             3.30%         1.81%            26%
Year ended 7/31/01                                 $   1,516       1.72%             3.12%         1.89%            26%
Year ended 7/31/02(l)                              $   3,746       1.88%             2.72%         1.94%            28%
Year ended 7/31/03                                 $   6,395       1.77%             2.48%         1.85%            20%
Six months ended 1/31/04 +                         $   5,565       1.78%**           2.38%**       1.86%**           9%
                                                   ---------  ---------     -------------     ---------     ----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                $ 117,957       0.69%             3.97%         0.70%            51%
Year ended 12/31/99                                $ 102,608       0.71%             3.98%         0.72%            14%
Year ended 12/31/00                                $  87,926       0.68%             4.17%         0.69%            36%
1/1/01 to 7/31/01(m)                               $  80,556       0.69%**           4.00%**       0.71%**          19%
Year ended 7/31/02                                 $  96,269       0.69%             3.64%         0.78%            25%
Year ended 7/31/03                                 $ 118,867       0.69%             3.02%         0.77%            12%
Six months ended 1/31/04 +                         $ 121,143       0.69%**           2.79%**       0.77%**           4%
                                                   ---------  ---------     -------------     ---------     ----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/98                                $   5,946       0.84%             3.82%         0.95%            51%
Year ended 12/31/99                                $   4,378       0.86%             3.83%         0.97%            14%
Year ended 12/31/00                                $   3,629       0.83%             4.01%         0.94%            36%
1/1/01 to 7/31/01(m)                               $   3,569       0.84%**           3.85%**       0.96%**          19%
Year ended 7/31/02                                 $   3,575       0.84%             3.49%         1.03%            25%
Year ended 7/31/03                                 $   8,006       0.84%             2.84%         1.02%            12%
Six months ended 1/31/04 +                         $   6,750       0.84%**           2.64%**       1.02%**           4%
                                                   ---------  ---------     -------------     ---------     ----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             $     374       1.70%**           2.48%**       1.84%**          25%
Year ended 7/31/03                                 $   2,010       1.69%             1.95%         1.76%            12%
Six months ended 1/31/04 +                         $   1,860       1.69%**           1.79%**       1.77%**           4%
                                                   ---------  ---------     -------------     ---------     ----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             $     795       1.70%**           2.47%**       1.82%**          25%
Year ended 7/31/03                                 $   3,967       1.69%             1.97%         1.77%            12%
Six months ended 1/31/04 +                         $   2,671       1.69%**           1.79%**       1.77%**           4%
                                                   ---------  ---------     -------------     ---------     ----------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 152-153 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c) The Fund changed its fiscal year end to July 31 from December 31.

(d) Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
     0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.97%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and
     2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

                        SEE NOTES TO FINANCIAL STATMENTS

                                                              FIFTH THIRD FUNDS
                                                  NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
^    Amount is less than $0.005 per share.
*    Not annualized.
**   Annualized.
+    Unaudited.
@    Average shares method used in calculation.
#    Represents income or gains/(losses) from affiliates.


                        SEE NOTES TO FINANCIAL STATMENTS

Fifth Third Funds
Supplemental Information (Unaudited)
--------------------------------------------------------------------------------

Shareholder Vote:

On November 6, 2003, two Special Meetings of the shareholders of the Fifth Third Funds were held concurrently to consider various proposals. The actual vote tabulations for the various issues relevant to the Stock and Bond Funds are as follows:

PROPOSAL 1:

To consider and act upon a Plan of Reorganization ("Reorganization Plan") adopted by Fifth Third Funds providing for the transfer of all of the assets of each of the International GDP Fund and the Worldwide Fund to the International Equity Fund in exchange for Institutional, Advisor, Class A, Class B or Class C Shares (collectively, "Shares") of the International Equity Fund and the assumption by the International Equity Fund of all of the liabilities of each of the International GDP Fund and the Worldwide Fund, followed by the dissolution and liquidation of each of the International GDP Fund and the Worldwide Fund, and the distribution of Shares of the International Equity Fund to the shareholders of each of the International GDP Fund and the Worldwide Fund.

With respect to Proposal 1, the following numbers of shares of each of the International GDP Fund and Worldwide Fund were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                     Broker
Fund                                In Favor   Against  Abstained  Non-votes
--------------------------         ---------    ------  ---------  --------
International GDP Fund            16,404,351     8,359      7,714    300,902
Worldwide Fund                       758,174    23,014     18,482    300,101

PROPOSAL 2:

To elect five Trustees to the Board (four of whom are current Trustees and one of whom is a nominee) to serve until their successors are elected and qualified.

With respect to Proposal 2, the following numbers of shares were voted in favor of the proposal and withheld from voting:

Trustee                       In Favor          Withheld          Total
---------------------       ------------       ----------      ------------
Edward Burke Carey          5,263,058,664       9,312,837      5,272,371,500
David J. Durham             5,263,058,508       9,312,992      5,272,371,500
David J. Gruber             5,261,555,784      10,815,716      5,272,371,500
J. Joseph Hale, Jr.         5,261,314,941      11,056,559      5,272,371,500
John E. Jaymont             5,262,325,994      10,045,506      5,272,371,500

PROPOSAL 3:

To approve an Amended and Restated Declaration of Trust.

With respect to Proposal 3, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:

                                                                     Broker
Fund                         In Favor      Against    Abstained    Non-votes
------------------------  -------------  ----------   ----------  -----------
All Fifth Third Funds     4,196,023,137  74,258,154   11,706,826  990,383,384

PROPOSAL 4A:

To approve a change to a fundamental investment limitation regarding inter-fund lending.

With respect to Proposal 4a the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:



                                                                                  FIFTH THIRD
                                         FUNDS SUPPLEMENTAL INFORMATION, CONTINUED (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                     Broker
Fund                                          In Favor      Against   Abstained     Non-votes
------------------------------               ----------     ------    ---------    -----------
Small Cap Growth Fund                        22,758,308     14,690      16,433        548,654
Mid Cap Growth Fund                          27,260,558     18,486      22,959      2,688,201
Quality Growth Fund                          58,378,973    299,552     162,762     11,815,792
Large Cap Core Fund                          12,096,957     14,537      25,617        756,043
Equity Index Fund                            28,343,541     15,360      22,338      1,045,717
Balanced Fund                                16,384,994     95,752      62,685      6,054,097
Micro Cap Value Fund                         10,723,387    133,976      31,133      4,493,427
Small Cap Value Fund                          4,095,825      1,311       1,994         36,731
Multi Cap Value Fund                          9,985,179     30,982      89,625      2,272,566
Disciplined Large Cap Value Fund             28,858,420     24,403      26,166      1,213,726
LifeModel Aggressive Fund SM                  3,207,864      7,510       8,064        858,101
LifeModel Moderately Aggressive Fund SM       6,590,225     36,833      18,486        152,016
LifeModel Moderate Fund SM                    7,586,854     24,697      31,186      1,515,567
LifeModel Moderately Conservative Fund SM     4,038,630     19,882      19,920        887,098
LifeModel Conservative Fund SM                1,919,218      9,695       6,339        855,997
Strategic Income Fund                         7,527,309     64,497      98,763      2,002,445
Select Stock Fund                               574,597     10,051       3,536         61,886
Technology Fund                               3,573,773     16,690       6,075        684,593
Worldwide Fund                                  762,890     18,297      18,483        300,101
International Equity Fund                    19,771,093        241       3,382        900,554
International GDP Fund                       16,401,786      9,361       9,277        300,902
Bond Fund                                    28,977,326     23,790      49,095      2,331,346
Intermediate Bond Fund                       74,157,950     69,209      78,546      2,523,171
Short Term Bond Fund                         44,732,456     45,116      61,168      3,356,430
U.S. Government Bond Fund                     4,946,214     29,945      18,271      4,005,565
Municipal Bond Fund                           7,089,163      1,718       2,279        238,880
Intermediate Municipal Bond Fund             28,069,884     20,751       2,516        384,654
Ohio Municipal Bond Fund                     14,445,599     19,610      29,494      2,282,351
Michigan Municipal Bond Fund                 11,923,269      5,430       7,490        932,899


PROPOSAL 5:

To approve an Amended and Restated Investment Advisory Contract.

With respect to Proposal 5, the following numbers of shares of the Funds (except the Small Cap Value Fund) were voted in favor of the proposal, against the proposal and abstained from voting:



                                                                                     Broker
Fund                                          In Favor      Against   Abstained     Non-votes
------------------------------               ----------     ------    ---------    ----------
Small Cap Growth Fund                        22,740,032      32,264     17,136        548,654
Mid Cap Growth Fund                          27,255,271      24,090     22,642      2,688,201
Quality Growth Fund                          58,411,139     272,463    157,685     11,815,792
Large Cap Core Fund                          12,085,157      26,316     25,638        756,043
Equity Index Fund                            28,314,280      44,838     22,121      1,045,717
Balanced Fund                                16,374,369      98,991     70,071      6,054,097
Micro Cap Value Fund                         10,812,091      45,851     30,554      4,493,427
Multi Cap Value Fund                          9,980,845      36,583     88,357      2,272,566
Disciplined Large Cap Value Fund             28,855,419      30,169     23,401      1,213,726
LifeModel Aggressive FundSM                   3,206,622       9,732      7,084        858,101
LifeModel Moderately Aggressive FundSM        6,593,909      35,076     16,559        152,016
LifeModel Moderate FundSM                     7,591,454      20,701     30,582      1,515,567
LifeModel Moderately Conservative FundSM      4,046,615       9,593     22,224        887,098
LifeModel Conservative FundSM                 1,924,394       6,559      4,299        855,997
Strategic Income Fund                         7,544,458      41,861    104,249      2,002,445
Select Stock Fund                               576,840       4,874      6,470         61,886
Technology Fund                               3,573,410      18,595      4,533        684,593
Worldwide Fund                                  764,402      16,357     18,911        300,101
International Equity Fund                    19,771,662         101      2,953        900,554
International GDP Fund                       16,395,422      15,575      9,427        300,902
Bond Fund                                    28,994,981      10,326     44,904      2,331,346
Intermediate Bond Fund                       74,169,982      60,839     74,884      2,523,171
Short Term Bond Fund                         44,753,595      20,607     64,538      3,356,430
U.S. Government Bond Fund                     4,937,847      42,790     13,793      4,005,565
Municipal Bond Fund                           7,075,992      10,151      7,017        238,880
Intermediate Municipal Bond Fund             28,070,589      20,046      2,516        384,654
Ohio Municipal Bond Fund                     14,446,891      15,034     32,778      2,282,351
Michigan Municipal Bond Fund                 11,804,619     118,844     12,726        932,899
Fifth Third Funds


FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION, CONTINUED (UNAUDITED)
-------------------------------------------------------------------------------

PROPOSAL 6A:

To approve a change to a fundamental investment limitation regarding diversification.

With respect to Proposal 6a, the following numbers of shares were voted in favor of the proposal, against the proposal and abstained from voting:



                                                                                     Broker
Fund                                          In Favor      Against   Abstained     Non-votes
------------------------------               ----------     ------    ---------    ----------
Small Cap Growth Fund                        22,755,652      16,045     17,735        548,654
Mid Cap Growth Fund                          27,252,758      24,793     24,452      2,688,201
Quality Growth Fund                          58,417,564     263,141    160,582     11,815,792
Large Cap Core Fund                          12,094,507      15,109     27,495        756,043
Equity Index Fund                            28,344,305      14,211     22,723      1,045,717
Balanced Fund                                16,394,015      82,627     66,789      6,054,097
Micro Cap Value Fund                         10,046,086     808,656     33,755      4,493,427
Small Cap Value Fund                          4,096,129       1,081      1,920         36,731
Multi Cap Value Fund                          9,979,306      38,741     87,738      2,272,566
Disciplined Large Cap Value Fund             28,856,697      30,169     23,401      1,213,726
LifeModel Aggressive FundSM                   3,207,246       9,074      7,118        858,101
LifeModel Moderately Aggressive FundSM        6,594,075      33,992     17,477        152,016
LifeModel Moderate FundSM                     7,596,187      23,514     23,036      1,515,567
LifeModel Moderately Conservative FundSM      4,040,707       7,805     29,920        887,098
LifeModel Conservative FundSM                 1,922,295       6,457      6,500        855,997
Strategic Income Fund                         7,535,534      62,777     92,258      2,002,445
Select Stock Fund                               576,263       8,841      3,080         61,886
Technology Fund                               3,569,061      21,501      5,976        684,593
Worldwide Fund                                  764,402      16,357     18,911        300,101
International Equity Fund                    19,771,418         345      2,953        900,554
International GDP Fund                       16,402,938       8,209      9,277        300,902
Bond Fund                                    28,986,726      16,734     46,751      2,331,346
Intermediate Bond Fund                       74,165,405      57,484     82,816      2,523,171
Short Term Bond Fund                         44,733,369      37,494     67,877      3,356,430
U.S. Government Bond Fund                     4,962,171      17,870     14,389      4,005,565
Municipal Bond Fund                           7,079,008       1,559     12,593        238,880
Intermediate Municipal Bond Fund             28,081,324       5,175      6,652        384,654
Michigan Municipal Bond Fund                 11,924,946       3,753      7,490        932,899


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


ADDRESSES
-------------------------------------------------------------------------------
Fifth Third Funds                                  Fifth Third Funds
Stock and Bond Funds                               3435 Stelzer Road
                                                   Columbus, Ohio 43219

--------------------------------------------------------------------------------

Investment Advisor                                 Fifth Third Asset Management, Inc.
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

--------------------------------------------------------------------------------
Sub-Advisor (Small Cap Value Fund only)            Chartwell Investment Partners L.P.
                                                   1235 Westlakes Drive, Suite 400
                                                   Berwyn, Pennsylvania 19312

--------------------------------------------------------------------------------
Sub-Advisor (International Equity Fund only)       Morgan Stanley Investment
                                                     Management, Inc.
                                                   1221 Avenue of the Americas
                                                   New York, New York 10020
--------------------------------------------------------------------------------

Distributor                                        Fifth Third Funds Distributor, Inc.
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing    Fifth Third Bank
  Agent, Accountant and Custodian                  38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                                  BISYS Fund Services Limited Partnership
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent         BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                               3435 Stelzer Road
                                                   Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                               PricewaterhouseCoopers LLP
                                                   100 East Broad Street
                                                   Suite 2100
                                                   Columbus, Ohio 43215
--------------------------------------------------------------------------------

                       Fifth Third funds Logo


3/04                                                            SAR-STBD-04

                               FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 2, 2004
                       TO THE STOCK AND BOND MUTUAL FUNDS
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                            DATED JANUARY 31, 2004.

This Supplement provides updated information regarding average annual total returns for the Fifth Third Strategic Income Fund. Please keep this Supplement and read it together with the semi-annual report.

The return table on page 18 is deleted and replaced in its entirety as follows:

              AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                                         SIX
                                       MONTH++++ 1 YEAR    5 YEAR    10 YEAR
                                       --------- -------   -------   ----------

Institutional                           7.76%     10.72%     8.27%     7.60%
-------------------------------------------------------------------------------
Class C*                                6.24%      9.63%     7.26%     6.83%
-------------------------------------------------------------------------------
Advisor                                 7.44%     10.13%     7.87%     7.40%
-------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index 1                     4.53%      7.48%     7.22%     7.11%
-------------------------------------------------------------------------------
Lipper Flexible Income
Funds Average 1                         5.37%      5.70%     3.44%     3.98%
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Prior to September 1, 1998 the quoted performance reflects the performance for the Fifth Third/Maxus Income Fund Investor Shares. Class C Shares were initially offered on October 29, 2001.The performance figures for Class C Shares for periods prior to such date represent the performance for Advisor Shares and is adjusted to reflect expenses and applicable sales charges for Class C Shares. Prior to October 22, 2001, the quoted performance for Advisor Shares reflects the performance of the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

++++    Aggregate total return.
*       Reflects the maximum applicable contingent deferred sales charge.
1       Please refer to the Glossary of Terms for additional information.



              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                    SEMI-ANNUAL REPORT FOR FUTURE REFERENCE.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert
                      serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert
                      serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested  person" of the investment  company as defined in Section 2(a)(19) of the Act
                      (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fifth Third Funds
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Adam S. Ness             Adam S. Ness, Treasurer
                         ------------------------------------------------------

Date April 7, 2004
     -------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ C. David Bunstine    C. David Bunstine, President
                         ------------------------------------------------------

Date April 7, 2004
     -------------

By (Signature and Title)*  /s/ Adam S. Ness             Adam S. Ness, Treasurer
                         ------------------------------------------------------

Date April 7, 2004
     -------------

* Print the name and title of each signing officer under his or her signature.